UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08879

SUN CAPITAL ADVISERS TRUST

(Exact name of registrant as specified in charter)

One Sun Life Executive Park, Wellesley Hills, Massachusetts  02481

(Address of principal executive offices)  (Zip code)

John T. Donnelly

Sun Capital Advisers Trust

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 432-1102 x 3330

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1.	SCHEDULE OF INVESTMENTS.

SCSM ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 96.0%
AEROSPACE & DEFENSE – 1.5%
BAE Systems PLC	GB	26,610	$139,695
MTU Aero Engines Holding AG	DE	5,210	416,101
Saab AB, Class B	SE	14,020	268,926
Safran SA	FR	12,420	446,649

			1,271,371

AIRLINES – 0.8%
Cathay Pacific Airways Ltd.	HK	137,000	222,973
Deutsche Luftansa AG	DE	33,980	460,676

			683,649

AUTO COMPONENTS – 2.1%
Compagnie Generale Des Etablissements Michelin, Class B	FR	9,050	708,947
GKN PLC	GB	77,220	267,844
Magna International, Inc.	CA	5,360	231,771
Pirelli & C. SpA	IT	8,910	95,949
Sumitomo Rubber Industries Ltd.	JP	16,700	198,371
Valeo SA	FR	5,520	255,365

			1,758,247

AUTOMOBILES – 3.6%
Bayerische Motoren Werke AG	DE	3,160	231,098
Daimler AG	DE	5,800	280,728
Honda Motor Co., Ltd.	JP	21,000	645,015
Mazda Motor Corp.*	JP	190,000	221,553
Nissan Motor Co., Ltd.	JP	75,900	646,764
Renault SA	FR	11,420	535,941
Toyota Motor Corp.	JP	12,100	471,348

			3,032,447

BEVERAGES – 0.7%
Asahi Breweries Ltd.	JP	20,400	502,942
Kirin Holdings Co., Ltd.	JP	7,000	93,644

			596,586

BIOTECHNOLOGY – 0.6%
Actelion Ltd.*	CH	5,813	290,990
CSL Ltd.	AU	4,800	229,036

			520,026

BUILDING PRODUCTS – 0.8%
Asahi Glass Co., Ltd.	JP	85,000	566,376
Compagnie de Saint-Gobain	FR	2,660	93,438

			659,814

CAPITAL MARKETS – 2.1%
Credit Suisse Group AG*	CH	9,640	204,280
Deutsche Bank AG	DE	21,840	862,873
Macquarie Group Ltd.	AU	24,750	730,659

			1,797,812

CHEMICALS – 3.1%
Air Liquide SA	FR	2,560	317,294

	Country Code**	Shares	Value
BASF SE	DE	6,830	$576,203
DIC Corp.	JP	101,000	164,365
JSR Corp.	JP	10,700	175,500
Koninklijke DSM NV	NL	13,345	665,381
Linde AG	DE	1,100	189,416
Mitsubishi Gas Chemical Co., Inc.	JP	22,000	110,507
Syngenta AG	CH	797	297,869
Ube Industries Ltd.	JP	73,000	157,150

			2,653,685

COMMERCIAL BANKS – 11.8%
Australia & New Zealand Banking Group Ltd.	AU	31,300	803,571
Banco Bilbao Vizcaya Argentaria SA	ES	38,160	299,766
Banco do Brasil SA	BR	26,300	321,736
Banco Santander SA*	ES	132,620	987,603
Barclays PLC	GB	154,210	535,016
Commonwealth Bank of Australia	AU	4,780	276,524
DNB ASA	NO	46,190	566,400
HSBC Holdings PLC	GB	125,225	1,159,289
KB Financial Group, Inc. ADR	KR	7,077	249,747
Lloyds Banking Group PLC*	GB	482,780	302,716
Mitsubishi UFJ Financial Group, Inc.	JP	181,300	850,279
Mizuho Financial Group, Inc.	JP	175,200	285,115
National Australia Bank Ltd.	AU	40,160	1,061,862
Societe Generale*	FR	26,974	766,051
Sumitomo Mitsui Financial Group, Inc.	JP	23,100	722,245
The Bank of Yokohama Ltd.	JP	31,000	147,373
The Chiba Bank Ltd.	JP	49,000	285,059
Westpac Banking Corp.	AU	14,680	378,405

			9,998,757

COMPUTERS & PERIPHERALS – 0.9%
Fujitsu Ltd.	JP	125,000	469,311
Toshiba Corp.	JP	98,000	313,941

			783,252

CONSTRUCTION & ENGINEERING – 1.5%
Balfour Beatty PLC	GB	53,500	262,372
Bouygues SA	FR	25,305	617,845
Vinci SA	FR	10,080	429,337

			1,309,554

CONSTRUCTION MATERIALS – 0.9%
China Shanshui Cement Group Ltd.	KY	3,000	1,958
HeidelbergCement AG	DE	10,000	523,915
Taiheiyo Cement Corp.	JP	92,000	198,052

			723,925

CONTAINERS & PACKAGING – 0.2%
Rexam PLC	GB	30,140	211,666

DISTRIBUTORS – 0.7%
Imperial Holdings Ltd.	ZA	7,450	167,842

SCSM ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Inchcape PLC	GB	43,900	$254,919
Jardine Cycle & Carriage Ltd.	SG	4,000	156,780

			579,541

DIVERSIFIED FINANCIAL SERVICES – 1.4%
ING Groep NV – CVA*	NL	95,378	753,655
Orix Corp.	JP	4,060	407,873

			1,161,528

DIVERSIFIED TELECOMMUNICATION SERVICES – 3.7%
Nippon Telegraph & Telephone Corp.	JP	23,500	1,120,195
Telecom Italia SpA	IT	606,710	608,129
Telecom Italia SpA RSP	IT	163,600	143,274
Telenor ASA	NO	31,690	617,880
Vivendi	FR	35,205	686,520

			3,175,998

ELECTRIC UTILITIES – 0.9%
EDP – Energias de Portugal SA	PT	191,380	526,788
Enel SpA	IT	55,390	195,884

			722,672

ELECTRICAL EQUIPMENT – 0.6%
Sumitomo Electric Industries Ltd.	JP	44,500	470,432

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.3%
LG Display Co., Ltd. ADR*	KR	21,320	267,992

ENERGY EQUIPMENT & SERVICES – 0.7%
Seadrill Ltd.	BM	14,270	557,210

FOOD & STAPLES RETAILING – 2.2%
Aeon Co., Ltd.	JP	15,800	178,773
Koninklijke Ahold NV	NL	47,790	598,588
Seven & I Holdings Co., Ltd.	JP	5,800	178,147
Tesco PLC	GB	147,480	790,660
William Morrison Supermarkets PLC	GB	27,980	128,859

			1,875,027

FOOD PRODUCTS – 2.6%
Nestle SA	CH	34,558	2,178,936

GAS UTILITIES – 0.6%
Tokyo Gas Co., Ltd.	JP	97,000	534,469

HOTELS, RESTAURANTS & LEISURE – 1.1%
Compass Group PLC	GB	14,080	155,403
Tui Travel PLC	GB	81,600	308,468
William Hill PLC	GB	84,220	430,843

			894,714

HOUSEHOLD DURABLES – 0.7%
Sony Corp.	JP	23,400	275,559
Taylor Wimpey PLC	GB	332,800	291,811

			567,370

HOUSEHOLD PRODUCTS – 0.1%
Svenska Cellulosa AB, Class B	SE	4,760	88,406

	Country Code**	Shares	Value
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.3%
Huaneng Power International, Inc., H Shares	CN	384,000	$292,183

INDUSTRIAL CONGLOMERATES – 1.3%
Cookson Group PLC	GB	24,900	240,045
Hutchison Whampoa Ltd.	HK	16,000	154,861
Jardine Matheson Holdings Ltd.	BM	8,000	455,200
Siemens AG	DE	2,800	279,251

			1,129,357

INSURANCE – 4.9%
Aegon NV	NL	100,464	522,215
Allianz SE	DE	8,500	1,011,353
Catlin Group Ltd.	BM	43,500	334,150
Legal & General Group PLC	GB	296,230	630,946
Muenchener Rueckversicherungs AG	DE	4,720	736,950
Resolution Ltd.	GG	110,310	386,717
Suncorp Group Ltd.	AU	59,070	566,166

			4,188,497

IT SERVICES – 0.3%
Nomura Research Institute Ltd.	JP	11,300	232,979

LEISURE EQUIPMENT & PRODUCTS – 0.4%
Namco Bandai Holdings, Inc.	JP	21,100	357,435

MACHINERY – 0.7%
IHI Corp.	JP	178,000	396,873
Volvo AB, B Shares	SE	12,850	180,168

			577,041

MEDIA – 0.3%
Corus Entertainment, Inc., B Shares	CA	5,490	127,714
Fairfax Media Ltd.	AU	228,700	98,451

			226,165

METALS & MINING – 4.3%
Anglo American PLC	GB	18,990	557,184
ArcelorMittal	LU	8,640	123,907
BHP Billiton Ltd.	AU	1,920	65,803
BHP Billiton PLC	GB	36,120	1,122,786
Dowa Holdings Co., Ltd.	JP	35,000	242,632
IAMGOLD Corp.	CA	6,580	104,346
KGHM Polska Miedz SA	PL	3,000	142,806
Kinross Gold Corp.	CA	4,490	45,946
Mitsubishi Materials Corp.	JP	138,000	435,008
Rio Tinto PLC	GB	13,710	638,707
Vale SA ADR	BR	11,670	202,591

			3,681,716

MULTI-UTILITIES – 2.2%
E.ON AG	DE	31,500	747,446
GDF Suez	FR	9,970	222,928
National Grid PLC	GB	71,370	787,145
RWE AG	DE	3,250	145,402

			1,902,921

SCSM ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
OFFICE ELECTRONICS – 0.3%
Konica Minolta Holdings, Inc.	JP	29,500	$226,807

OIL, GAS & CONSUMABLE FUELS – 9.3%
BG Group PLC	GB	10,510	212,144
BP PLC	GB	324,050	2,284,099
China Petroleum & Chemical Corp.	CN	142,000	132,586
Eni SpA	IT	35,000	765,504
Exxaro Resources Ltd.	ZA	80	1,547
Gazprom OAO ADR	RU	25,920	261,533
JX Holdings, Inc.	JP	51,400	281,238
Lukoil ADR	RU	8,310	511,397
Petroleo Brasileiro SA ADR	BR	13,940	307,656
Royal Dutch Shell PLC, A Shares	GB	58,288	2,014,890
Statoil ASA	NO	25,780	665,549
Total SA	FR	9,010	446,922

			7,885,065

PAPER & FOREST PRODUCTS – 0.6%
Mondi PLC	GB	20,320	206,720
Oji Paper Co., Ltd.	JP	87,000	265,326

			472,046

PERSONAL PRODUCTS – 0.6%
Kao Corp.	JP	18,000	530,497

PHARMACEUTICALS – 11.6%
Astellas Pharma, Inc.	JP	12,400	630,010
AstraZeneca PLC	GB	35,510	1,694,442
Bayer AG	DE	13,400	1,150,790
GlaxoSmithKline PLC	GB	60,940	1,404,744
Novartis AG	CH	26,480	1,620,334
Otsuka Holdings Co., Ltd.	JP	16,800	520,964
Roche Holding AG	CH	8,470	1,582,327
Sanofi-Aventis SA	FR	14,629	1,247,313

			9,850,924

PROFESSIONAL SERVICES – 0.0%+
Randstad Holding NV	NL	100	3,324

REAL ESTATE INVESTMENT TRUSTS – 0.8%
Land Securities Group PLC	GB	126	1,550
Westfield Group	AU	61,000	642,877

			644,427

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.9%
Cheung Kong Holdings Ltd.	HK	12,000	175,805
Evergrande Real Estate Group Ltd.	KY	447,000	177,554
Mitsui Fudosan Co., Ltd.	JP	15,000	300,423
Sumitomo Realty & Development Co., Ltd.	JP	3,000	79,651

			733,433

ROAD & RAIL – 1.9%
East Japan Railway Co.	JP	6,700	443,862
FirstGroup PLC	GB	43,700	169,360
Hankyu Hanshin Holdings, Inc.	JP	85,000	459,636
Nippon Express Co., Ltd.	JP	22,000	83,444

	Country Code**	Shares	Value
West Japan Railway Co.	JP	11,000	$470,080

			1,626,382

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.8%
ASML Holding NV	NL	3,210	171,559
GCL-Poly Energy Holdings Ltd.	KY	1,095,000	168,048
Sumco Corp.*	JP	23,300	157,045
Tokyo Electron Ltd.	JP	5,100	217,292

			713,944

SOFTWARE – 0.3%
Nintendo Co., Ltd.	JP	2,000	253,460

SPECIALTY RETAIL – 1.0%
Kingfisher PLC	GB	90,500	386,100

SHIMAMURA CO., Ltd.	JP	2,500	291,197
YAMADA DENKI CO., Ltd.	JP	4,670	204,956

			882,253

TOBACCO – 3.2%
British American Tobacco PLC	GB	23,820	1,222,979
Imperial Tobacco Group PLC	GB	18,570	687,298
Japan Tobacco, Inc.	JP	26,900	807,276

			2,717,553

TRADING COMPANIES & DISTRIBUTORS – 1.0%
Mitsubishi Corp.	JP	24,500	445,483
Mitsui & Co., Ltd.	JP	21,100	296,871
Sumitomo Corp.	JP	8,400	113,342

			855,696

WIRELESS TELECOMMUNICATION SERVICES – 2.8%
Advanced Info Service PCL	TH	36,500	253,769
KDDI Corp.	JP	2,100	163,070
NTT DOCOMO, Inc.	JP	223	361,760
Vodafone Group PLC	GB	554,350	1,573,251

			2,351,850

Total Common Stocks (Cost $80,485,151)			81,411,041

EQUITY LINKED SECURITIES – 0.4%
METALS & MINING – 0.1%
Tata Steel Ltd., (Merrill Lynch & Co., Inc.), expires 12/23/14*(1)		7,300	55,370

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.3%
Hynix Semiconductor, Inc., (Citigroup Global Markets, Inc.), expires 1/20/15*(1)	LU	13,050	266,768

Total Equity Linked Securities (Cost $349,342)			322,138

PREFERRED STOCKS – 1.0%
AUTOMOBILES – 1.0%
Volkswagen AG (Cost $812,250)	DE	4,900	893,823

SCSM ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
WARRANTS – 0.3%
CAPITAL MARKETS – 0.3%
Macquarie Group Ltd., expires 1/30/15* (Cost $248,113)	AU	1,380	$224,713

SHORT TERM INVESTMENTS – 0.7%
MUTUAL FUNDS – 0.7%
AllianceBernstein Government Short Term Investment Fund, 0.14% (Cost $556,869)		556,869	556,869

TOTAL INVESTMENTS – 98.4% (Cost $82,451,725)			83,408,584
Other assets less liabilities – 1.6%			1,354,534

NET ASSETS – 100.0%			$84,763,118

ADR	American Depositary Receipt

AU	Australia
BM	Bermuda
BR	Brazil
CA	Canada
CH	Switzerland
CN	China
DE	Germany
ES	Spain
FR	France
GB	Great Britain
GG	Guernsey
HK	Hong Kong
IT	Italy
JP	Japan
KR	Korea, Republic of
KY	Cayman Islands
LU	Luxembourg
NL	Netherlands
NO	Norway
PL	Poland
PT	Portugal
RU	Russia
SE	Sweden
SG	Singapore
TH	Thailand
ZA	South Africa

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.
+	Amount is less than 0.05%.
(1)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $322,138, representing 0.4% of net assets.

Distribution of investments by country of issuer, as a percentage of net assets, is as follows. Figures may not total to 100% due to the exclusion of the Fund’s other assets and liabilities. (Unaudited)

Great Britain	24.9%
Japan	23.2
Germany	10.0
France	8.0
Switzerland	7.3
Australia	6.0
Netherlands	3.2
Norway	2.2
Italy	2.1
Other (individually less than 2%)	11.5

SCSM ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(2)	At the period end, cash of $11,849 has been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Unrealized Depreciation ($)
Long	DJ Euro Stoxx 50 Index Futures December Futures	12/21/12	5	(6,048)

(3)	At the period end, open forward foreign currency exchange contracts were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation / (Depreciation) ($)
Credit Suisse (London)	JPY	53,876,000	USD	682,976	11/15/12	(7,641)
Deutsche Bank AG (London)	JPY	25,997,000	USD	331,920	11/15/12	(1,326)
Royal Bank of Canada	CAD	814,000	USD	817,027	11/15/12	(10,178)
Royal Bank of Canada	USD	819,076	CAD	814,000	11/15/12	8,130
Royal Bank of Scotland PLC	JPY	137,888,000	USD	1,756,781	11/15/12	(10,755)

Net unrealized depreciation						(21,770)

CAD	- Canadian Dollar
JPY	- Japanese Yen
USD	- United States Dollar

SCSM ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(4)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$—	$1,271,371	$—	$1,271,371
Airlines	—	683,649	—	683,649
Auto Components	231,771	1,526,476	—	1,758,247
Automobiles	—	3,032,447	—	3,032,447
Beverages	—	596,586	—	596,586
Biotechnology	—	520,026	—	520,026
Building Products	—	659,814	—	659,814
Capital Markets	—	1,797,812	—	1,797,812
Chemicals	—	2,653,685	—	2,653,685
Commercial Banks	571,483	9,427,274	—	9,998,757
Computers & Peripherals	—	783,252	—	783,252
Construction & Engineering	—	1,309,554	—	1,309,554
Construction Materials	—	723,925	—	723,925
Containers & Packaging	—	211,666	—	211,666
Distributors	—	579,541	—	579,541
Diversified Financial Services	—	1,161,528	—	1,161,528
Diversified Telecommunication Services	—	3,175,998	—	3,175,998
Electric Utilities	—	722,672	—	722,672
Electrical Equipment	—	470,432	—	470,432
Electronic Equipment, Instruments & Components	267,992	—	—	267,992
Energy Equipment & Services	—	557,210	—	557,210
Food & Staples Retailing	—	1,875,027	—	1,875,027
Food Products	—	2,178,936	—	2,178,936
Gas Utilities	—	534,469	—	534,469
Hotels, Restaurants & Leisure	—	894,714	—	894,714
Household Durables	—	567,370	—	567,370
Household Products	—	88,406	—	88,406
Independent Power Producer & Energy Traders	—	292,183	—	292,183
Industrial Conglomerates	455,200	674,157	—	1,129,357
Insurance	—	4,188,497	—	4,188,497
IT Services	—	232,979	—	232,979
Leisure Equipment & Products	—	357,435	—	357,435
Machinery	—	577,041	—	577,041
Media	127,714	98,451	—	226,165
Metals & Mining	352,883	3,328,833	—	3,681,716
Multi-Utlities	—	1,902,921	—	1,902,921
Office Electronics	—	226,807	—	226,807
Oil, Gas & Consumable Fuels	569,189	7,315,876	—	7,885,065
Paper & Forest Products	—	472,046	—	472,046
Personal Products	—	530,497	—	530,497
Pharmaceuticals	—	9,850,924	—	9,850,924
Professional Services	—	3,324	—	3,324
Real Estate Investment Trusts	—	644,427	—	644,427
Real Estate Management & Development	—	733,433	—	733,433
Road & Rail	—	1,626,382	—	1,626,382
Semiconductors & Semiconductor Equipment	—	713,944	—	713,944
Software	—	253,460	—	253,460
Speciality Retail	—	882,253	—	882,253
Tobacco	—	2,717,553	—	2,717,553
Trading Companies & Distributors	—	855,696	—	855,696
Wireless Telecommunication Services	253,769	2,098,081	—	2,351,850

SCSM ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

Total Common Stocks	2,830,001	78,581,040	—	81,411,041

Equity Linked Securities (a)	—	322,138	—	322,138
Preferred Stocks (a)	—	893,823	—	893,823
Warrants (a)	—	224,713	—	224,713
Short Term Investments Mutual Funds	556,869	—	—	556,869

Total Investments	3,386,870	80,021,714	—	83,408,584

Financial Derivative Instruments
Forward Foreign Currency Exchange Contracts	—	8,130	—	8,130

Total Financial Derivative Instruments	$—	$8,130	$—	$8,130

Liabilities
Financial Derivative Instruments
Futures	$—	$(6,048)	$—	$(6,048)
Forward Foreign Currency Exchange Contracts	—	(29,900)	—	(29,900)

Total Financial Derivative Instruments	$—	$(35,948)	$—	$(35,948)

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SCSM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 98.3%
AEROSPACE & DEFENSE – 0.8%
BAE Systems PLC	GB	32,866	$172,537
Cobham PLC	GB	10,912	39,065
European Aeronautic Defense and Space Co., NV	NL	4,171	132,203
Finmeccanica SpA*	IT	4,299	20,418
Meggitt PLC	GB	7,914	50,466
Rolls-Royce Holdings PLC*	GB	18,944	257,880
Safran SA	FR	2,321	83,468
Singapore Technologies Engineering Ltd.	SG	16,000	46,154
Thales SA	FR	939	32,248
Zodiac Aerospace	FR	347	33,881

			868,320

AIR FREIGHT & LOGISTICS – 0.3%
Deutsche Post AG	DE	8,563	167,259
TNT Express NV	NL	3,306	34,522
Toll Holdings Ltd.	AU	6,892	31,527
Yamato Holdings Co., Ltd.	JP	3,800	60,185

			293,493

AIRLINES – 0.2%
All Nippon Airways Co., Ltd.	JP	11,000	23,116
Cathay Pacific Airways Ltd.	HK	12,000	19,530
Deutsche Luftansa AG	DE	2,343	31,765
International Consolidated Airlines Group SA*	ES	9,822	23,615
Qantas Airways Ltd.*	AU	11,720	14,832
Ryanair Holdings PLC ADR*	IE	303	9,772
Singapore Airlines Ltd.	SG	5,000	43,758

			166,388

AUTO COMPONENTS – 0.8%
Aisin Seiki Co., Ltd.	JP	1,900	54,049
Bridgestone Corp.	JP	6,600	153,075
Compagnie Generale Des Etablissements Michelin, Class B	FR	1,821	142,651
Continental AG	DE	809	79,218
Denso Corp.	JP	4,900	153,894
GKN PLC	GB	15,731	54,564
Koito Manufacturing Co., Ltd.	JP	1,000	11,558
NGK Spark Plug Co., Ltd.	JP	2,000	21,041
NHK Spring Co., Ltd.	JP	1,800	15,454
NOK Corp.	JP	1,000	16,005
Nokian Renkaat OYJ	FI	1,133	46,081
Pirelli & C. SpA	IT	2,405	25,899
Stanley Electric Co., Ltd.	JP	1,500	22,219
Sumitomo Rubber Industries Ltd.	JP	1,900	22,569
Toyoda Gosei Co., Ltd.	JP	600	12,017
Toyota Boshoku Corp.	JP	600	6,228
Toyota Industries Corp.	JP	1,700	47,597

			884,119

	Country Code**	Shares	Value
AUTOMOBILES – 2.9%
Bayerische Motoren Werke AG	DE	3,349	$244,920
Daihatsu Motor Co., Ltd.	JP	2,000	33,368
Daimler AG	DE	9,171	443,889
Fiat SpA*	IT	8,856	47,251
Fuji Heavy Industries Ltd.	JP	6,000	49,821
Honda Motor Co., Ltd.	JP	16,500	506,798
Isuzu Motors Ltd.	JP	12,000	57,970
Mazda Motor Corp.*	JP	27,000	31,484
Mitsubishi Motors Corp.*	JP	40,000	36,904
Nissan Motor Co., Ltd.	JP	25,200	214,736
Peugeot SA*	FR	2,204	17,418
Renault SA	FR	1,945	91,279
Suzuki Motor Corp.	JP	3,700	71,829
Toyota Motor Corp.	JP	27,900	1,086,827
Volkswagen AG	DE	298	49,859
Yamaha Motor Co., Ltd.	JP	3,000	26,217

			3,010,570

BEVERAGES – 2.6%
Anheuser-Busch Inbev NV	BE	8,126	690,968
Asahi Breweries Ltd.	JP	3,900	96,151
Carlsberg A/S, Class B	DK	1,082	95,863
Coca-Cola Amatil Ltd.	AU	5,776	81,244
Coca-Cola Hellenic Bottling Co. SA*	GR	2,039	38,045
Coca-Cola West Co., Ltd.	JP	600	9,949
Diageo PLC	GB	25,349	712,039
Heineken Holding NV	NL	1,019	49,491
Heineken NV	NL	2,331	138,959
Kirin Holdings Co., Ltd.	JP	9,000	120,400
Pernod-Ricard SA	FR	2,143	240,439
Remy Cointreau SA	FR	225	25,878
SABMiller PLC	GB	9,668	424,643

			2,724,069

BIOTECHNOLOGY – 0.3%
Actelion Ltd.*	CH	1,122	56,166
CSL Ltd.	AU	5,164	246,404
Grifols SA*	ES	1,508	49,803

			352,373

BUILDING PRODUCTS – 0.5%
Asahi Glass Co., Ltd.	JP	10,000	66,633
Assa Abloy AB	SE	3,355	108,891
Compagnie de Saint-Gobain	FR	3,991	140,191
Daikin Industries Ltd.	JP	2,400	62,214
Geberit AG*	CH	382	83,061
Lixil Group Corp.	JP	2,700	64,421
TOTO Ltd.	JP	3,000	22,066

			547,477

CAPITAL MARKETS – 1.7%
3i Group PLC	GB	9,878	35,523
Aberdeen Asset Management PLC	GB	8,705	43,731
Credit Suisse Group AG*	CH	12,367	262,067
Daiwa Securities Group, Inc.	JP	17,000	64,698
Deutsche Bank AG	DE	9,404	371,541

SCSM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
GAM Holding AG	CH	1,947	$25,360
ICAP PLC	GB	5,618	29,130
Investec PLC	GB	5,447	33,635
Julius Baer Group Ltd.	CH	2,090	72,889
Macquarie Group Ltd.	AU	3,350	98,897
Man Group PLC	GB	17,492	23,261
Mediobanca SpA	IT	5,226	27,924
Nomura Holdings, Inc.	JP	36,800	131,563
Partners Group Holding AG	CH	134	27,883
Ratos AB	SE	1,862	16,426
SBI Holdings, Inc.	JP	2,500	16,113
Schroders PLC	GB	1,143	28,018
UBS AG*	CH	36,845	448,565

			1,757,224

CHEMICALS – 3.7%
Air Liquide SA	FR	3,159	391,536
Air Water, Inc.	JP	2,000	24,500
Akzo Nobel NV	NL	2,374	134,201
Arkema SA	FR	631	59,080
Asahi Kasei Corp.	JP	13,000	67,132
BASF SE	DE	9,293	783,990
Croda International PLC	GB	1,368	53,569
Daicel Corp.	JP	3,000	17,991
Denki Kagaku Kogyo KK	JP	5,000	15,505
Givaudan SA*	CH	83	78,764
Hitachi Chemical Co., Ltd.	JP	1,000	13,519
Incitec Pivot Ltd.	AU	16,478	50,936
Israel Chemicals Ltd.	IL	4,505	54,617
Johnson Matthey PLC	GB	2,073	80,775
JSR Corp.	JP	1,800	29,523
K+S AG	DE	1,743	85,708
Kaneka Corp.	JP	3,000	14,454
Kansai Paint Co., Ltd.	JP	2,000	22,168
Koninklijke DSM NV	NL	1,560	77,782
Kuraray Co., Ltd.	JP	3,500	39,781
Lanxess AG	DE	841	69,739
Linde AG	DE	1,872	322,352
Mitsubishi Chemical Holdings Corp.	JP	13,500	51,723
Mitsubishi Gas Chemical Co., Inc.	JP	4,000	20,092
Mitsui Chemicals, Inc.	JP	10,000	19,605
Nitto Denko Corp.	JP	1,700	81,035
Novozymes A/S, B Shares	DK	2,470	68,078
Orica Ltd.	AU	3,692	95,245
Shin-Etsu Chemical Co., Ltd.	JP	4,200	236,263
Showa Denko KK	JP	14,000	22,245
Sika AG	CH	21	42,826
Solvay SA	BE	599	69,323
Sumitomo Chemical Co., Ltd.	JP	15,000	38,250
Syngenta AG	CH	957	357,667
Taiyo Nippon Sanso Corp.	JP	3,000	15,800
Teijin Ltd.	JP	9,000	22,027
The Israel Corporation Ltd.	IL	22	13,970
Toray Industries, Inc.	JP	15,000	88,801
Tosoh Corp.	JP	5,000	9,482
Ube Industries Ltd.	JP	11,000	23,680
Wacker Chemie AG	DE	147	9,438

	Country Code**	Shares	Value
Yara International ASA	NO	1,892	$94,783

			3,867,955

COMMERCIAL BANKS – 12.2%
Aozora Bank Ltd.	JP	6,000	18,375
Australia & New Zealand Banking Group Ltd.	AU	27,114	696,103
Banca Monte dei Paschi di Siena SpA*	IT	68,138	19,754
Banco Bilbao Vizcaya Argentaria SA	ES	54,457	427,787
Banco De Sabadell SA	ES	28,397	76,267
Banco Espirito Santo SA*	PT	20,579	14,968
Banco Popolare SC*	IT	17,841	26,709
Banco Popular Espanol SA	ES	13,459	29,420
Banco Santander SA*	ES	99,631	741,938
Bank Hapoalim BM*	IL	10,702	38,104
Bank Leumi Le-Israel*	IL	12,870	35,969
Bankia SAU*	ES	10,077	16,834
Banque Cantonale Vaudoise	CH	31	16,069
Barclays PLC	GB	117,592	407,973
Bendigo and Adelaide Bank Ltd.	AU	4,012	31,961
BNP Paribas	FR	9,776	464,567
BOC Hong Kong Holdings Ltd.	HK	37,500	119,212
CaixaBank	ES	8,126	30,554
Commerzbank AG*	DE	36,791	65,670
Commonwealth Bank of Australia	AU	16,110	931,967
Credit Agricole SA*	FR	10,110	69,766
Danske Bank A/S*	DK	6,599	119,093
DBS Group Holdings Ltd.	SG	17,878	209,635
DNB ASA	NO	9,888	121,251
Erste Group Bank AG*	AT	2,195	48,981
Fukuoka Financial Group, Inc.	JP	8,000	32,496
Hang Seng Bank Ltd.	HK	7,700	118,071
HSBC Holdings PLC	GB	183,770	1,701,277
Intesa Sanpaolo	IT	101,951	154,987
Intesa Sanpaolo RSP	IT	9,099	11,763
KBC GROEP NV	BE	1,629	39,083
Lloyds Banking Group PLC*	GB	427,039	267,765
Mitsubishi UFJ Financial Group, Inc.	JP	129,000	604,997
Mizrahi Tefahot Bank Ltd.*	IL	1,404	12,453
Mizuho Financial Group, Inc.	JP	231,200	376,248
National Australia Bank Ltd.	AU	22,658	599,095
Natixis	FR	9,353	29,447
Nordea Bank AB	SE	26,636	263,367
Oversea-Chinese Banking Corp., Ltd.	SG	26,000	197,881
Raiffeisen Bank International AG	AT	522	18,906
Resona Holdings, Inc.	JP	19,100	78,319
Royal Bank of Scotland Group PLC*	GB	21,090	87,524
Seven Bank Ltd.	JP	5,900	17,993
Shinsei Bank Ltd.	JP	16,000	20,707
Skandinaviska Enskilda Banken AB, Class A	SE	14,271	119,490

SCSM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Societe Generale*	FR	7,067	$200,700
Standard Chartered PLC	GB	24,202	547,139
Sumitomo Mitsui Financial Group, Inc.	JP	13,600	425,218
Sumitomo Mitsui Trust Holdings, Inc.	JP	32,000	95,131
Suruga Bank Ltd.	JP	2,000	22,681
Svenska Handelsbanken AB	SE	4,995	187,138
Swedbank AB, Class A	SE	8,315	156,204
The Bank of East Asia Ltd.	HK	13,800	51,701
The Bank of Kyoto Ltd.	JP	3,000	25,410
The Bank of Yokohama Ltd.	JP	12,000	57,048
The Chiba Bank Ltd.	JP	8,000	46,540
The Chugoku Bank Ltd.	JP	2,000	28,191
The Gunma Bank Ltd.	JP	4,000	20,349
The Hachijuni Bank Ltd.	JP	4,000	22,194
The Iyo Bank Ltd.	JP	3,000	24,449
The Joyo Bank Ltd.	JP	7,000	34,264
The Nishi-Nippon City Bank Ltd.	JP	8,000	18,555
The Shizuoka Bank Ltd.	JP	5,000	51,192
UniCredit SpA*	IT	40,988	170,235
Unione Di Banche Italiane SCPA	IT	8,666	32,028
United Overseas Bank Ltd.	SG	13,000	208,157
Westpac Banking Corp.	AU	30,912	796,816
Wing Hang Bank Ltd.	HK	2,000	18,790
Yamaguchi Financial Group, Inc.	JP	2,000	16,197

			12,787,123

COMMERCIAL SERVICES & SUPPLIES – 0.6%
Aggreko PLC	GB	2,714	101,369
Babcock International Group PLC	GB	3,633	54,383
Brambles Ltd.	AU	15,727	114,521
Dai Nippon Printing Co., Ltd.	JP	6,000	41,825
Edenred	FR	1,714	48,159
G4S PLC	GB	14,273	61,239
Secom Co., Ltd.	JP	2,100	109,521
Securitas AB	SE	3,271	24,539
Serco Group PLC	GB	5,040	47,204
Societe BIC SA	FR	296	35,763
Toppan Printing Co., Ltd.	JP	6,000	34,828

			673,351

COMMUNICATIONS EQUIPMENT – 0.4%
Alcatel-lucent*	FR	24,091	26,593
Nokia OYJ	FI	37,891	97,871
Telefonaktiebolaget LM Ericsson	SE	30,472	277,638

			402,102

COMPUTERS & PERIPHERALS – 0.3%
Fujitsu Ltd.	JP	19,000	71,335
Gemalto NV	NL	801	70,457
NEC Corp.*	JP	26,000	41,312
Seiko Epson Corp.	JP	1,200	7,320
Toshiba Corp.	JP	41,000	131,343

			321,767

	Country Code**	Shares	Value
CONSTRUCTION & ENGINEERING – 0.7%
Acs Actividades De Construccion Y Servicios SA	ES	1,442	$29,704
Balfour Beatty PLC	GB	6,955	34,108
Bouygues SA	FR	1,911	46,659
Chiyoda Corp.	JP	2,000	31,112
Ferrovial SA	ES	4,081	53,098
Hochtief AG*	DE	331	15,508
JGC Corp.	JP	2,000	66,761
Kajima Corp.	JP	10,000	27,294
Kinden Corp.	JP	1,000	6,305
Koninklijke Boskalis Westminster NV	NL	756	27,328
Leighton Holdings Ltd.	AU	1,612	27,791
Obayashi Corp.	JP	7,000	31,932
Shimizu Corp.	JP	6,000	20,220
Skanska AB, Class B	SE	3,843	62,190
Taisei Corp.	JP	11,000	31,574
Vinci SA	FR	4,655	198,270

			709,854

CONSTRUCTION MATERIALS – 0.6%
Boral Ltd.	AU	7,773	30,962
CRH PLC	IE	7,306	140,828
Fletcher Building Ltd.	NZ	6,908	39,906
HeidelbergCement AG	DE	1,422	74,501
Holcim Ltd.*	CH	2,316	147,505
Imerys SA	FR	360	21,123
James Hardie Industries SE CDI	IE	4,423	39,915
Lafarge SA	FR	1,889	101,735
Taiheiyo Cement Corp.	JP	12,000	25,833

			622,308

CONSUMER FINANCE – 0.1%
Aeon Credit Service Co., Ltd.	JP	600	12,916
Credit Saison Co., Ltd.	JP	1,600	38,688

			51,604

CONTAINERS & PACKAGING – 0.2%
Amcor Ltd.	AU	12,210	98,284
Rexam PLC	GB	8,876	62,334
Toyo Seikan Kaisha Ltd.	JP	1,600	17,119

			177,737

DISTRIBUTORS – 0.1%
Jardine Cycle & Carriage Ltd.	SG	1,000	39,195
Li & Fung Ltd.	BM	60,000	93,009

			132,204

DIVERSIFIED CONSUMER SERVICES – 0.0%+
Benesse Holdings, Inc.	JP	700	33,906

DIVERSIFIED FINANCIAL SERVICES – 1.1%
ASX Ltd.	AU	1,772	54,352
Deutsche Boerse AG	DE	1,952	108,025
Eurazeo	FR	316	14,477
Exor SpA	IT	682	17,151
First Pacific Co., Ltd.	BM	20,000	21,718
Groupe Bruxelles Lambert SA	BE	816	60,557

SCSM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Hong Kong Exchanges and Clearing Ltd.	HK	10,400	$157,059
Industrivarden AB	SE	1,267	18,131
ING Groep NV—CVA*	NL	38,756	306,241
Investor AB	SE	4,608	101,437
Kinnevik Investment AB, Class B	SE	2,081	43,212
London Stock Exchange Group PLC	GB	1,799	27,394
Mitsubishi UFJ Lease & Finance Co., Ltd.	JP	590	24,873
Orix Corp.	JP	1,060	106,489
Pargesa Holding SA	CH	291	19,276
Pohjola Bank PLC	FI	1,492	19,633
Singapore Exchange Ltd.	SG	9,000	51,336
Wendel	FR	346	29,212

			1,180,573

DIVERSIFIED TELECOMMUNICATION SERVICES – 3.1%
Belgacom SA	BE	1,539	46,970
Bezeq Israeli Telecommunication Corp Ltd.	IL	19,895	23,104
BT Group PLC	GB	78,981	294,231
Deutsche Telekom AG	DE	28,420	349,690
Elisa OYJ	FI	1,441	32,572
France Telecom SA	FR	18,761	226,333
Iliad SA	FR	230	37,448
Inmarsat PLC	GB	4,534	43,197
Koninklijke KPN NV	NL	10,138	77,463
Nippon Telegraph & Telephone Corp.	JP	4,400	209,739
PCCW Ltd.	HK	37,000	15,126
Portugal Telecom SGPS SA	PT	6,349	31,387
Singapore Telecommunications Ltd.	SG	81,000	211,212
Swisscom AG	CH	235	94,450
TDC A/S	DK	5,057	36,837
Tele2 AB, B Shares	SE	3,215	58,341
Telecom Corp. of New Zealand Ltd.	NZ	19,166	37,806
Telecom Italia SpA	IT	95,028	95,250
Telecom Italia SpA RSP	IT	60,971	53,396
Telefonica SA	ES	40,795	543,895
Telekom Austria AG	AT	2,388	16,878
Telenet Group Holding NV	BE	583	26,109
Telenor ASA	NO	7,322	142,762
TeliaSonera AB	SE	21,906	157,672
Telstra Corp., Ltd.	AU	44,065	179,178
Vivendi	FR	13,041	254,308

			3,295,354

ELECTRIC UTILITIES – 1.5%
Acciona SA	ES	198	11,269
Cheung Kong Infrastructure Holdings Ltd.	BM	5,000	30,307
Chubu Electric Power Co., Inc.	JP	6,500	84,706
CLP Holdings Ltd.	HK	18,500	157,466
Contact Energy Ltd.*	NZ	3,917	17,141
EDP—Energias de Portugal SA	PT	19,310	53,152
Electricite de France	FR	2,432	50,957

	Country Code**	Shares	Value
Enel SpA	IT	66,601	$235,531
Fortum OYJ	FI	4,494	82,756
Hokkaido Electric Power Co.	JP	1,700	13,811
Hokuriku Electric Power Co.	JP	1,800	21,843
Iberdrola SA	ES	39,283	178,096
Kyushu Electric Power Co., Inc.	JP	4,400	36,310
Power Assets Holdings Ltd.	HK	14,000	118,802
Red Electrica Corp. SA	ES	1,094	51,869
Scottish & Southern Energy PLC	GB	9,558	214,845
Shikoku Electric Power Co., Inc.	JP	1,600	18,062
SP Ausnet	AU	17,142	18,582
Terna Rete Elettrica Nazionale SpA	IT	13,218	49,259
The Chugoku Electric Power Co., Inc.	JP	3,000	39,864
The Kansai Electric Power Co., Inc.	JP	7,600	59,405
The Tokyo Electric Power Co., Inc.*	JP	15,100	24,767
Tohoku Electric Power Co., Inc.*	JP	4,700	37,822
Verbund AG	AT	647	13,386

			1,620,008

ELECTRICAL EQUIPMENT – 1.2%
ABB Ltd.*	CH	22,251	417,339
Alstom SA	FR	2,086	73,141
Fuji Electric Holdings Co., Ltd.	JP	5,000	10,187
Furukawa Electric Co., Ltd.*	JP	6,000	11,302
GS Yuasa Corp.	JP	4,000	16,658
Legrand SA	FR	2,398	90,382
Mabuchi Motor Co., Ltd.	JP	300	13,724
Mitsubishi Electric Corp.	JP	20,000	147,617
Nidec Corp.	JP	1,100	80,484
Prysmian SpA	IT	2,061	36,761
Schneider Electric SA	FR	5,277	312,309
Sumitomo Electric Industries Ltd.	JP	7,600	80,343
Ushio, Inc.	JP	1,000	12,019

			1,302,266

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 1.1%
Citizen Holdings Co., Ltd.	JP	2,900	14,753
Foxconn International Holdings Ltd.*	KY	20,000	6,577
FUJIFILM Holdings Corp.	JP	4,700	78,775
Hamamatsu Photonics KK	JP	700	24,048
Hexagon AB, Class B	SE	2,395	51,336
Hirose Electric Co., Ltd.	JP	300	33,637
Hitachi High-Technologies Corp.	JP	600	14,477
Hitachi Ltd.	JP	47,000	261,379
Hoya Corp.	JP	4,400	96,694
Ibiden Co., Ltd.	JP	1,300	19,007
Keyence Corp.	JP	500	128,139
Kyocera Corp.	JP	1,500	129,933

SCSM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Murata Manufacturing Co., Ltd.	JP	2,100	$111,808
Nippon Electric Glass Co., Ltd.	JP	4,000	22,091
Omron Corp.	JP	2,100	40,364
Shimadzu Corp.	JP	2,000	14,019
TDK Corp.	JP	1,200	44,685
Yaskawa Electric Corp.	JP	2,000	13,403
Yokogawa Electric Corp.	JP	2,200	25,428

			1,130,553

ENERGY EQUIPMENT & SERVICES – 1.0%
Aker Solutions ASA	NO	1,663	31,496
Amec PLC	GB	3,258	60,291
Compagnie Generale de Geophysique-Veritas*	FR	1,383	43,542
Fugro NV	NL	699	47,535
Petrofac Ltd.	JE	2,624	67,584
Saipem SpA	IT	2,679	128,652
SBM Offshore NV*	NL	1,775	25,296
Seadrill Ltd.	BM	3,560	139,010
Subsea 7 SA	LU	2,847	65,697
Technip SA	FR	1,010	112,281
Tenaris SA	LU	4,778	97,503
Transocean Ltd.	CH	3,546	158,165
Worleyparsons Ltd.	AU	2,082	61,097

			1,038,149

FOOD & STAPLES RETAILING – 2.2%
Aeon Co., Ltd.	JP	6,100	69,020
Carrefour SA	FR	5,842	121,167
Casino Guichard-Perrachon SA	FR	559	49,487
Colruyt SA	BE	766	33,364
Delhaize Group	BE	1,030	39,768
Distribuidora Internacional de Alimentacion SA	ES	6,185	34,137
FamilyMart Co., Ltd.	JP	600	29,523
J Sainsbury PLC	GB	12,389	69,520
Jeronimo Martins SGPS SA	PT	2,228	37,177
Kesko OYJ, Class B	FI	681	19,296
Koninklijke Ahold NV	NL	10,582	132,544
Lawson, Inc.	JP	600	46,130
Metcash Ltd.	AU	8,742	32,101
Metro AG	DE	1,311	39,211
Olam International Ltd.	SG	17,000	28,398
Seven & I Holdings Co., Ltd.	JP	7,600	233,434
Tesco PLC	GB	81,351	436,134
Wesfarmers Ltd.	AU	10,184	361,918
William Morrison Supermarkets PLC	GB	23,660	108,964
Woolworths Ltd.	AU	12,451	371,448

			2,292,741

FOOD PRODUCTS – 4.2%
Ajinomoto Co., Inc.	JP	7,000	109,790
Aryzta AG*	CH	882	42,295
Associated British Foods PLC	GB	3,604	75,016
Barry Callebaut AG	CH	19	17,626
Danone SA	FR	5,856	360,535
De Master Blenders 1753 NV*	NL	5,985	72,103
Golden Agri-resources Ltd.	MU	68,000	36,571
Kerry Group PLC, Class A	IE	1,510	77,326

	Country Code**	Shares	Value
Kikkoman Corp.	JP	2,000	$27,345
Lindt & Spruengli AG*	CH	1	36,098
Lindt & Spruengli AG PC*	CH	8	25,314
MEIJI Holdings Co., Ltd.	JP	600	29,792
Nestle SA	CH	33,391	2,105,355
Nippon Meat Packers, Inc.	JP	2,000	25,679
Nisshin Seifun Group, Inc.	JP	2,000	24,603
Nissin Foods Holdings Co., Ltd.	JP	600	23,526
Suedzucker AG	DE	697	24,676
Tate & Lyle PLC	GB	4,714	50,659
Toyo Suisan Kaisha Ltd.	JP	1,000	25,013
Unilever NV	NL	16,483	583,126
Unilever PLC	GB	12,986	472,239
Wilmar International Ltd.	SG	19,000	50,318
Yakult Honsha Co., Ltd.	JP	1,000	47,412
Yamazaki Baking Co., Ltd.	JP	1,000	13,391

			4,355,808

GAS UTILITIES – 0.5%
APA Group	AU	6,519	32,053
Enagas SA	ES	1,811	35,723
Gas Natural SDG SA	ES	3,511	49,697
Hong Kong & China Gas Co., Ltd.	HK	52,450	132,172
Osaka Gas Co., Ltd.	JP	19,000	83,752
Snam Rete Gas SpA	IT	17,106	75,838
Toho Gas Co., Ltd.	JP	4,000	26,602
Tokyo Gas Co., Ltd.	JP	25,000	137,750

			573,587

HEALTH CARE EQUIPMENT & SUPPLIES – 0.7%
Cochlear Ltd.	AU	575	40,052
Coloplast A/S, Class B	DK	229	47,683
Elekta AB	SE	3,368	44,479
Essilor International SA	FR	2,034	190,467
Getinge AB, Class B	SE	2,025	61,100
Olympus Corp.*	JP	2,200	42,850
Smith & Nephew PLC	GB	9,073	100,140
Sonova Holding AG*	CH	496	50,127
Straumann Holding AG	CH	97	12,902
Sysmex Corp.	JP	700	33,682
Terumo Corp.	JP	1,500	64,582
William Demant Holding A/S*	DK	276	24,738

			712,802

HEALTH CARE PROVIDERS & SERVICES – 0.5%
Alfresa Holdings Corp.	JP	400	19,759
Celesio AG	DE	791	14,104
Fresenius Medical Care AG & Co.	DE	2,126	155,889
Fresenius SE	DE	1,253	145,462
Medipal Holdings Corp.	JP	1,600	22,019
Miraca Holdings, Inc.	JP	600	26,948
Ramsay Health Care Ltd.	AU	1,328	33,088
Sonic Healthcare Ltd.	AU	3,757	52,806
Suzuken Co., Ltd.	JP	700	23,277

			493,352

HOTELS, RESTAURANTS & LEISURE – 1.1%
Accor SA	FR	1,494	49,830

SCSM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Autogrill SpA	IT	1,079	$10,254
Carnival PLC	GB	1,833	67,575
Compass Group PLC	GB	19,002	209,728
Crown Ltd.	AU	4,052	38,249
Echo Entertainment Group Ltd.	AU	7,516	29,860
Galaxy Entertainment Group Ltd.*	HK	15,000	50,490
Genting Singapore PLC	IM	62,000	69,214
Intercontinental Hotels Group PLC	GB	2,948	77,119
McDonald’s Holdings Co. Japan Ltd.	JP	800	22,788
Mgm China Holdings Ltd.	KY	8,800	15,253
OPAP SA	GR	2,065	10,614
Oriental Land Co., Ltd.	JP	500	65,864
Sands China Ltd.	KY	24,400	90,941
Shangri-La Asia Ltd.	BM	16,500	32,132
SJM Holdings Ltd.	HK	20,000	43,435
Sky City Entertainment Group Ltd.	NZ	6,005	18,813
Sodexo	FR	953	71,752
Tabcorp Holdings Ltd.	AU	7,525	21,544
Tatts Group Ltd.	AU	13,789	38,762
Tui Travel PLC	GB	4,799	18,141
Whitbread PLC	GB	1,800	65,923
Wynn Macau Ltd.	KY	15,600	42,249

			1,160,530

HOUSEHOLD DURABLES – 0.5%
Casio Computer Co., Ltd.	JP	2,300	16,298
Electrolux AB, Series B	SE	2,434	60,027
Husqvarna AB	SE	3,902	19,906
Panasonic Corp.	JP	22,300	147,448
Rinnai Corp.	JP	300	22,373
Sekisui Chemical Co., Ltd.	JP	4,000	32,240
Sekisui House Ltd.	JP	5,000	49,654
Sharp Corp.	JP	11,000	27,204
Sony Corp.	JP	10,200	120,115

			495,265

HOUSEHOLD PRODUCTS – 0.6%
Henkel AG & Co. KGaA	DE	1,314	85,728
Reckitt Benckiser Group PLC	GB	6,583	378,967
Svenska Cellulosa AB, Class B	SE	5,857	108,780
Unicharm Corp.	JP	1,200	68,888

			642,363

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.1%
Electric Power Development Co., Ltd.	JP	1,300	34,216
Enel Green Power SPA	IT	17,727	29,978

			64,194

INDUSTRIAL CONGLOMERATES – 1.6%
Delek Group Ltd.	IL	41	6,839
Fraser and Neave Ltd.	SG	9,000	65,124
Hopewell Holdings Ltd.	HK	6,000	20,699
Hutchison Whampoa Ltd.	HK	22,000	212,934
Keppel Corp Ltd.	SG	14,700	136,555

	Country Code**	Shares	Value
Koninklijke Philips Electronics NV	NL	10,517	$245,362
NWS Holdings Ltd.	BM	14,000	22,569
Orkla ASA	NO	7,808	59,300
SembCorp Industries Ltd.	SG	10,000	46,203
Siemens AG	DE	8,325	830,275
Smiths Group PLC	GB	3,972	66,513

			1,712,373

INSURANCE – 4.6%
Admiral Group PLC	GB	2,058	34,994
Aegon NV	NL	17,389	90,388
Ageas	BE	2,363	56,662
AIA Group Ltd.	HK	103,600	384,122
Allianz SE	DE	4,607	548,154
AMP Ltd.	AU	29,291	131,561
Assicurazioni Generali SpA	IT	11,814	169,882
Aviva PLC	GB	29,524	151,941
AXA SA	FR	17,888	266,419
Baloise Holding AG	CH	480	37,742
CNP Assurances	FR	1,513	19,764
Delta Lloyd NV	NL	1,401	21,361
Gjensidige Forsikring ASA	NO	2,023	28,056
Hannover Rueckversicherung AG	DE	609	38,915
Insurance Australia Group Ltd.	AU	21,034	95,347
Legal & General Group PLC	GB	59,430	126,581
Mapfre SA	ES	7,878	21,584
MS&AD Insurance Group Holdings, Inc.	JP	5,100	88,289
Muenchener Rueckversicherungs AG	DE	1,814	283,226
NKSJ Holdings, Inc.	JP	3,800	74,403
Old Mutual PLC	GB	49,243	135,100
Prudential PLC	GB	25,819	334,165
QBE Insurance Group Ltd.	AU	11,956	160,605
Resolution Ltd.	GG	14,080	49,361
Rsa Insurance Group PLC	GB	35,933	64,117
Sampo OYJ, Class A	FI	4,240	131,911
SCOR SE	FR	1,651	42,570
Sony Financial Holdings, Inc.	JP	1,800	30,861
Standard Life PLC	GB	23,854	105,042
Suncorp Group Ltd.	AU	13,018	124,773
Swiss Life Holding AG*	CH	307	36,527
Swiss Re AG*	CH	3,563	229,009
T&D Holdings, Inc.	JP	5,900	63,884
The Dai-ichi Life Insurance Co., Ltd.	JP	85	96,502
Tokio Marine Holdings, Inc.	JP	7,300	186,522
Tryg A/S	DK	227	14,747
Vienna Insurance Group AG Wiener Versicherung Gruppe	AT	417	17,684
Zurich Financial Group AG*	CH	1,491	371,284

			4,864,055

INTERNET & CATALOG RETAIL – 0.1%
Rakuten, Inc.	JP	7,300	74,366

INTERNET SOFTWARE & SERVICES – 0.1%
Dena Co., Ltd.	JP	1,100	36,535
Gree, Inc.	JP	900	16,480

SCSM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
United Internet AG	DE	930	$18,966
Yahoo Japan Corp.	JP	146	55,620

			127,601

IT SERVICES – 0.3%
Amadeus IT Holding SA, Class A	ES	3,170	73,855
Atos Origin SA	FR	549	38,266
Cap Gemini SA	FR	1,497	63,338
Computershare Ltd.	AU	4,497	38,717
Itochu Techno-Solutions Corp.	JP	300	15,607
Nomura Research Institute Ltd.	JP	1,100	22,679
NTT Data Corp.	JP	12	37,658
Otsuka Corp.	JP	200	17,940

			308,060

LEISURE EQUIPMENT & PRODUCTS – 0.2%
Namco Bandai Holdings, Inc.	JP	1,800	30,492
Nikon Corp.	JP	3,400	93,583
Sankyo Co., Ltd.	JP	500	23,289
Sega Sammy Holdings, Inc.	JP	2,000	37,955
Shimano, Inc.	JP	800	58,227
Yamaha Corp.	JP	1,500	13,916

			257,462

LIFE SCIENCES TOOLS & SERVICES – 0.1%
Lonza Group AG*	CH	550	28,766
QIAGEN NV*	NL	2,382	43,834

			72,600

MACHINERY – 2.7%
Alfa Laval AB	SE	3,394	61,537
Amada Co., Ltd.	JP	4,000	17,529
Andritz AG	AT	736	41,681
Atlas Copco AB, Shares A	SE	6,794	158,556
Atlas Copco AB, Shares B	SE	3,948	82,581
Cosco Corp. Singapore Ltd.	SG	12,000	9,436
FANUC Corp.	JP	1,900	306,279
Fiat Industrial SPA	IT	8,659	84,623
GEA Group AG	DE	1,766	53,433
Hino Motors Ltd.	JP	3,000	19,644
Hitachi Construction Machinery Co., Ltd.	JP	1,000	16,184
IHI Corp.	JP	14,000	31,215
IMI PLC	GB	3,249	47,218
Invensys PLC	GB	8,221	31,077
JTEKT Corp.	JP	2,100	16,603
Kawasaki Heavy Industries Ltd.	JP	15,000	29,792
Komatsu Ltd.	JP	9,500	187,103
Kone OYJ, Class B	FI	1,575	108,990
Kubota Corp.	JP	11,000	111,353
Kurita Water Industries Ltd.	JP	1,200	26,586
Makita Corp.	JP	1,100	42,709
Man AG	DE	427	39,096
Melrose PLC	GB	12,173	47,609
Metso Corp.	FI	1,292	46,173
Mitsubishi Heavy Industries Ltd.	JP	31,000	134,265
Nabtesco Corp.	JP	1,100	20,199
NGK Insulators Ltd.	JP	3,000	35,943

	Country Code**	Shares	Value
NSK Ltd.	JP	5,000	$29,024
NTN Corp.	JP	4,000	8,047
Sandvik AB	SE	10,153	137,794
Scania AB, Class A	SE	3,237	59,381
Schindler Holding AG Part Cert	CH	491	60,350
Schindler Holding AG REG	CH	222	27,405
Sembcorp Marine Ltd.	SG	8,000	32,399
SKF AB, Class B	SE	3,965	85,532
SMC Corp.	JP	500	80,600
Sulzer AG	CH	245	35,688
Sumitomo Heavy Industries Ltd.	JP	6,000	20,528
The Japan Steel Works Ltd.	JP	3,000	16,722
The Weir Group PLC	GB	2,150	61,382
THK Co., Ltd.	JP	1,300	19,956
Vallourec SA	FR	1,044	44,205
Volvo AB, B Shares	SE	14,081	197,427
Wartsila OYJ	FI	1,696	58,736
Yangzijiang Shipbuilding Holdings Ltd.	SG	18,000	14,374
Zardoya Otis SA	ES	1,642	19,307

			2,816,271

MARINE – 0.3%
AP Moller—Maersk A/S, Class A	DK	5	33,888
AP Moller—Maersk A/S, Class B	DK	12	85,881
Kawasaki Kisen Kaisha Ltd.*	JP	10,000	12,558
Kuehne & Nagel International AG	CH	546	61,654
Mitsui Osk Lines Ltd.	JP	12,000	27,986
Neptune Orient Lines Ltd.*	SG	9,000	8,287
Nippon Yusen KK	JP	17,000	30,061
Orient Overseas International Ltd.	BM	2,000	11,039

			271,354

MEDIA – 1.3%
Axel Springer AG	DE	406	17,593
British Sky Broadcasting Group PLC	GB	11,070	132,907
Dentsu, Inc.	JP	1,800	45,669
Eutelsat Communications	FR	1,336	42,946
Fairfax Media Ltd.	AU	21,790	9,380
Hakuhodo Dy Holdings, Inc.	JP	220	14,828
ITV PLC	GB	37,409	53,401
JC Decaux SA	FR	656	14,887
Jupiter Telecommunications Co., Ltd.	JP	20	20,297
Kabel Deutschland Holding AG*	DE	895	63,843
Lagardere SCA	FR	1,193	32,585
Mediaset SpA	IT	6,852	12,864
Modern Times Group, Class B	SE	490	21,640
Pearson PLC	GB	8,255	161,295
Publicis Groupe SA	FR	1,792	100,287
Reed Elsevier NV	NL	6,960	93,062
Reed Elsevier PLC	GB	12,319	117,765
SES SA	LU	3,073	83,580

SCSM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Singapore Press Holdings Ltd.	SG	11,000	$36,482
Toho Co., Ltd.	JP	1,100	20,227
Wolters Kluwer NV	NL	3,054	57,416
WPP PLC	JE	12,752	173,281

			1,326,235

METALS & MINING – 4.9%
Acerinox SA	ES	956	10,720
Alumina Ltd.	AU	25,787	22,736
Anglo American PLC	GB	14,065	412,680
Antofagasta PLC	GB	3,989	81,291
ArcelorMittal	LU	9,476	135,897
BHP Billiton Ltd.	AU	32,627	1,118,206
BHP Billiton PLC	GB	21,371	664,315
Boliden AB	SE	2,767	46,125
Daido Steel Co., Ltd.	JP	3,000	13,954
Eurasian Natural Resources Corp.	GB	2,344	11,685
Evraz PLC	GB	3,665	14,594
Fortescue Metals Group Ltd.	AU	14,177	51,323
Fresnillo PLC	GB	1,814	54,279
Glencore International PLC	JE	38,523	213,432
Hitachi Metals Ltd.	JP	2,000	17,837
Iluka Resources Ltd.	AU	4,236	43,632
JFE Holdings, Inc.	JP	4,700	62,032
Kazakhmys PLC	GB	2,237	25,015
Kobe Steel Ltd.*	JP	27,000	21,451
Lonmin PLC	GB	1,566	14,098
Lynas Corp., Ltd.*	AU	18,434	15,106
Maruichi Steel Tube Ltd.	JP	600	12,840
Mitsubishi Materials Corp.	JP	12,000	37,827
Newcrest Mining Ltd.	AU	7,740	233,956
Nippon Steel Corp.	JP	52,000	106,612
Nisshin Steel Co., Ltd.	JP	7,000	7,535
Norsk Hydro ASA	NO	9,420	44,133
OZ Minerals Ltd.	AU	2,943	20,606
Randgold Resources Ltd.	JE	882	108,457
Rio Tinto Ltd.	AU	4,409	244,040
Rio Tinto PLC	GB	13,563	631,859
Salzgitter AG	DE	409	15,802
Sims Metal Management Ltd.	AU	1,729	17,182
SSAB AB, Class A	SE	1,463	10,394
Sumitomo Metal Industries Ltd.	JP	34,000	50,974
Sumitomo Metal Mining Co., Ltd.	JP	5,000	63,109
ThyssenKrupp AG	DE	3,904	82,978
Umicore	BE	1,153	60,267
Vedanta Resources PLC	GB	1,161	19,291
Voestalpine AG	AT	1,111	33,251
Xstrata PLC	GB	21,267	328,824
Yamato Kogyo Co., Ltd.	JP	400	11,804

			5,192,149

MULTI-LINE RETAIL – 0.4%
Harvey Norman Holdings Ltd.	AU	5,357	10,780
Isetan Mitsukoshi Holdings Ltd.	JP	3,600	37,550
J Front Retailing Co., Ltd.	JP	5,000	28,063
Lifestyle International Holdings Ltd.	KY	4,500	9,251
Marks & Spencer Group PLC	GB	16,258	93,672

	Country Code**	Shares	Value
Marui Group Co., Ltd.	JP	2,500	$17,715
Next PLC	GB	1,675	93,315
PPR	FR	764	117,224
Takashimaya Co., Ltd.	JP	3,000	20,605

			428,175

MULTI-UTILITIES – 1.7%
AGL Energy Ltd.	AU	5,484	85,158
Centrica PLC	GB	52,455	277,661
E.ON AG	DE	18,222	432,380
GDF Suez	FR	12,920	288,889
National Grid PLC	GB	36,117	398,337
RWE AG	DE	4,952	221,547
Suez Environnement Co.	FR	2,838	32,163
Veolia Environnement	FR	3,417	36,867

			1,773,002

OFFICE ELECTRONICS – 0.5%
Brother Industries Ltd.	JP	2,600	24,121
Canon, Inc.	JP	11,500	367,664
Konica Minolta Holdings, Inc.	JP	5,000	38,442
Ricoh Co., Ltd.	JP	6,000	50,666

			480,893

OIL, GAS & CONSUMABLE FUELS – 7.2%
BG Group PLC	GB	34,370	693,758
BP PLC	GB	192,522	1,357,010
Caltex Australia Ltd.	AU	1,281	21,965
Cosmo Oil Co., Ltd.	JP	5,000	9,226
Eni SpA	IT	25,740	562,974
Galp Energia SGPS SA	PT	2,340	37,949
Idemitsu Kosan Co., Ltd.	JP	200	16,402
Inpex Corp.	JP	21	125,263
Japan Petroleum Exploration Co., Ltd.	JP	300	12,032
JX Holdings, Inc.	JP	22,700	124,204
Lundin Petroleum AB*	SE	2,251	54,863
Neste Oil OYJ	FI	1,387	18,180
OMV AG	AT	1,490	52,148
Origin Energy Ltd.	AU	11,024	129,446
Repsol YPF SA	ES	8,261	160,192
Royal Dutch Shell PLC, Class A	GB	37,398	1,293,560
Royal Dutch Shell PLC, Class B	GB	26,755	949,623
Santos Ltd.	AU	9,662	113,854
Showa Shell Sekiyu KK	JP	1,900	10,079
Statoil ASA	NO	11,291	291,494
Tonengeneral Sekiyu KK	JP	3,000	26,025
Total SA	FR	21,526	1,067,753
Tullow Oil PLC	GB	9,172	202,910
Whitehaven Coal Ltd.	AU	5,069	15,091
Woodside Petroleum Ltd.	AU	6,669	229,254

			7,575,255

PAPER & FOREST PRODUCTS – 0.1%
Holmen AB, Class B	SE	481	13,144
Nippon Paper Group, Inc.	JP	1,100	12,982
Oji Paper Co., Ltd.	JP	8,000	24,398
Stora Enso OYJ	FI	5,575	34,631

SCSM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
UPM-Kymmene OYJ	FI	5,320	$60,127

			145,282

PERSONAL PRODUCTS – 0.6%
Beiersdorf AG	DE	1,019	74,771
Kao Corp.	JP	5,300	156,202
L’oreal SA	FR	2,440	301,825
Shiseido Co., Ltd.	JP	3,600	49,405

			582,203

PHARMACEUTICALS – 8.6%
Astellas Pharma, Inc.	JP	4,500	228,633
AstraZeneca PLC	GB	12,783	609,970
Bayer AG	DE	8,367	718,557
Chugai Pharmaceutical Co., Ltd.	JP	2,300	48,187
Daiichi Sankyo Co., Ltd.	JP	6,800	112,404
Dainippon Sumitomo Pharma Co., Ltd.	JP	1,700	18,690
Eisai Co., Ltd.	JP	2,600	117,273
Elan Corp. PLC*	IE	5,089	54,867
GlaxoSmithKline PLC	GB	50,756	1,169,990
Hisamitsu Pharmaceutical Co., Inc.	JP	600	33,175
Kyowa Hakko Kirin Co., Ltd.	JP	3,000	36,251
Merck KGaA	DE	653	80,557
Mitsubishi Tanabe Pharma Corp.	JP	2,400	36,504
Novartis AG	CH	23,275	1,424,217
Novo Nordisk A/S, B Shares	DK	4,120	650,863
Ono Pharmaceutical Co., Ltd.	JP	800	49,257
Orion OYJ, Class B	FI	1,026	21,952
Otsuka Holdings Co., Ltd.	JP	3,700	114,736
Roche Holding AG	CH	7,108	1,327,885
Sanofi-Aventis SA	FR	12,029	1,025,629
Santen Pharmaceutical Co., Ltd.	JP	800	36,802
Shionogi & Co.	JP	3,000	45,823
Shire PLC	JE	5,692	166,733
Taisho Pharmaceutical Holdings Co., Ltd.	JP	400	32,650
Takeda Pharmaceutical Co., Ltd.	JP	8,000	368,529
Teva Pharmaceutical Industries Ltd.	IL	9,539	387,111
Tsumura & Co.	JP	600	18,852
UCB SA	BE	1,113	61,201

			8,997,298

PROFESSIONAL SERVICES – 0.6%
Adecco SA*	CH	1,340	63,773
ALS Ltd.	AU	3,481	31,017
Bureau Veritas SA	FR	558	57,307
Capita Group PLC	GB	6,615	82,731
Experian PLC	JE	10,209	169,636
Intertek Group PLC	GB	1,626	71,943
Randstad Holding NV	NL	1,218	40,484
SGS SA	CH	54	110,928

			627,819

	Country Code**	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 1.6%
Ascendas Real Estate Investment Trust	SG	19,000	$37,313
British Land Co. PLC	GB	8,543	72,011
Capital Shopping Centres Group PLC	GB	5,808	30,687
CapitaMall Trust	SG	24,000	39,504
Centro Retail Australia	AU	13,203	28,623
CFS Retail Property Trust Group	AU	20,110	40,260
Corio NV	NL	671	28,528
Dexus Property Group	AU	46,512	45,835
Fonciere Des Regions	FR	280	21,049
Gecina SA	FR	235	24,056
Goodman Group	AU	15,678	64,401
GPT Group	AU	14,476	51,054
Hammerson PLC	GB	7,211	52,516
ICADE	FR	220	17,924
Japan Prime Realty Investment Corp.	JP	7	21,097
Japan Real Estate Investment Corp.	JP	5	50,359
Japan Retail Fund Investment Corp.	JP	18	32,176
Klepierre	FR	1,008	35,350
Land Securities Group PLC	GB	7,883	96,935
Mirvac Group	AU	34,585	51,301
Nippon Building Fund, Inc.	JP	6	64,659
Nomura Real Estate Office Fund, Inc.	JP	3	18,817
Segro PLC	GB	7,767	28,446
Stockland	AU	22,768	78,882
The Link REIT	HK	23,000	108,859
Unibail-Rodamco	FR	928	184,961
Westfield Group	AU	21,828	230,045
Westfield Retail Trust	AU	29,357	88,006

			1,643,654

REAL ESTATE MANAGEMENT & DEVELOPMENT – 2.0%
Aeon Mall Co., Ltd.	JP	700	17,132
Capitaland Ltd.	SG	26,000	67,373
CapitaMalls Asia Ltd.	SG	13,000	17,479
Cheung Kong Holdings Ltd.	HK	14,000	205,106
City Developments Ltd.	SG	5,000	47,832
Daito Trust Construction Co., Ltd.	JP	700	70,413
Daiwa House Industry Co., Ltd.	JP	5,000	72,591
Global Logistic Properties Ltd.	SG	21,000	42,951
Hang Lung Group Ltd.	HK	9,000	57,106
Hang Lung Properties Ltd.	HK	23,000	78,604
Henderson Land Development Co., Ltd.	HK	10,000	71,704
Hulic Co., Ltd.*	JP	2,200	13,306
Hysan Development Co., Ltd.	HK	7,000	31,822
Immofinanz AG*	AT	9,460	34,318
Keppel Land Ltd.	SG	7,000	20,249
Kerry Properties Ltd.	BM	7,500	37,964
Lend Lease Group	AU	5,505	44,826
Mitsubishi Estate Co., Ltd.	JP	13,000	248,872
Mitsui Fudosan Co., Ltd.	JP	8,000	160,226

SCSM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
New World Development Ltd.	HK	37,000	$57,260
Nomura Real Estate Holdings, Inc.	JP	1,000	17,581
NTT Urban Development Corp.	JP	12	9,749
Sino Land Co., Ltd.	HK	30,000	56,100
Sumitomo Realty & Development Co., Ltd.	JP	4,000	106,202
Sun Hung Kai Properties Ltd.	HK	16,000	234,407
Swire Pacific Ltd., Class A	HK	7,000	85,717
Swiss Prime Site AG*	CH	494	40,812
Tokyu Land Corp.	JP	5,000	26,781
UOL Group Ltd.	SG	5,000	23,346
Wharf Holdings Ltd.	HK	15,700	108,425
Wheelock & Co., Ltd.	HK	9,000	38,825

			2,145,079

ROAD & RAIL – 1.1%
Asciano Group	AU	9,868	44,732
Central Japan Railway Co.	JP	1,500	131,855
ComfortDelGro Corp., Ltd.	SG	19,000	26,552
DSV A/S	DK	1,922	43,201
East Japan Railway Co.	JP	3,400	225,243
Hankyu Hanshin Holdings, Inc.	JP	12,000	64,890
Keikyu Corp.	JP	5,000	47,155
Keio Corp.	JP	6,000	45,284
Keisei Electric Railway Co., Ltd.	JP	3,000	27,102
Kintetsu Corp.	JP	16,000	62,737
MTR Corp.	HK	14,500	54,978
Nippon Express Co., Ltd.	JP	9,000	34,136
Odakyu Electric Railway Co., Ltd.	JP	6,000	63,122
QR National Ltd.	AU	17,281	61,126
Tobu Railway Co., Ltd.	JP	10,000	53,819
Tokyu Corp.	JP	12,000	57,355
West Japan Railway Co.	JP	1,700	72,649

			1,115,936

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.6%
Advantest Corp.	JP	1,600	20,810
ARM Holdings PLC	GB	13,931	129,351
Asm Pacific Technology Ltd.	KY	1,900	22,470
ASML Holding NV	NL	4,248	227,035
Infineon Technologies AG	DE	10,995	69,770
Mellanox Technologies Ltd.*	IL	361	37,408
Rohm Co., Ltd.	JP	1,000	33,675
STMicroelectronics NV	NL	6,448	34,743
Sumco Corp.*	JP	1,000	6,740
Tokyo Electron Ltd.	JP	1,700	72,431

			654,433

SOFTWARE – 1.0%
Dassault Systemes SA	FR	626	65,771
Konami Corp.	JP	1,100	24,991
Nexon Co., Ltd.*	JP	1,000	13,749
NICE Systems Ltd.*	IL	631	20,921
Nintendo Co., Ltd.	JP	1,100	139,403
Oracle Corp.	JP	400	20,631
SAP AG	DE	9,319	659,963
Square Enix Holdings Co., Ltd.	JP	700	10,683

	Country Code**	Shares	Value
The Sage Group PLC	GB	12,821	$64,884
Trend Micro, Inc.	JP	1,100	30,728

			1,051,724

SPECIALTY RETAIL – 0.9%
ABC-Mart, Inc.	JP	300	13,262
Fast Retailing Co., Ltd.	JP	500	116,287
Hennes & Mauritz AB	SE	9,606	333,712
Industria de Diseno Textil SA	ES	2,207	274,053
Kingfisher PLC	GB	23,973	102,276
Nitori Holdings Co., Ltd.	JP	350	32,515
Sanrio Co., Ltd.	JP	500	17,920
SHIMAMURA CO., Ltd.	JP	200	23,296
USS Co., Ltd.	JP	230	24,315
YAMADA DENKI CO., Ltd.	JP	880	38,621

			976,257

TEXTILES, APPAREL & LUXURY GOODS – 1.2%
Adidas AG	DE	2,117	173,673
Asics Corp.	JP	1,700	22,938
Burberry Group PLC	GB	4,439	71,753
Christian Dior SA	FR	551	73,922
Compagnie Financiere Richemont SA	CH	5,282	316,751
Hugo Boss AG	DE	264	23,239
Luxottica Group SpA	IT	1,185	41,922
LVMH Moet Hennessy Louis Vuitton SA	FR	2,570	386,402
Swatch Group AG	CH	439	30,504
Swatch Group AG BR	CH	311	124,069
Yue Yuen Industrial Holdings Ltd.	BM	7,500	25,245

			1,290,418

TOBACCO – 1.7%
British American Tobacco PLC	GB	19,789	1,016,018
Imperial Tobacco Group PLC	GB	10,072	372,777
Japan Tobacco, Inc.	JP	9,100	273,093
Swedish Match AB	SE	2,084	84,263

			1,746,151

TRADING COMPANIES & DISTRIBUTORS – 1.2%
Brenntag AG	DE	520	66,555
Bunzl PLC	GB	3,351	60,010
ITOCHU Corp.	JP	15,200	154,065
Marubeni Corp.	JP	17,000	108,483
Mitsubishi Corp.	JP	14,200	258,198
Mitsui & Co., Ltd.	JP	17,600	247,627
Noble Group Ltd.	BM	39,000	42,108
Rexel SA	FR	1,113	22,398
Sojitz Corp.	JP	13,500	17,472
Sumitomo Corp.	JP	11,400	153,821
Toyota Tsusho Corp.	JP	2,200	47,050
Wolseley PLC	JE	2,887	123,168

			1,300,955

TRANSPORTATION INFRASTRUCTURE – 0.4%
Abertis Infraestructuras SA	ES	3,709	54,573
Aeroports de Paris	FR	299	23,845
Atlantia SpA	IT	3,347	51,957

SCSM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Auckland International Airport Ltd.	NZ	8,887	$19,298
Fraport AG	DE	350	20,242
Groupe Eurotunnel SA	FR	5,671	39,950
Hutchison Port Holdings Trust	SG	54,000	39,150
Kamigumi Co., Ltd.	JP	2,000	16,556
Koninklijke Vopak NV	NL	711	49,923
Mitsubishi Logistics Corp.	JP	1,000	11,904
Sydney Airport	AU	4,058	13,302
Transurban Group	AU	13,279	82,646

			423,346

WATER UTILITIES – 0.1%
Severn Trent PLC	GB	2,410	65,341
United Utilities Group PLC	GB	6,898	79,755

			145,096

WIRELESS TELECOMMUNICATION SERVICES – 2.2%
KDDI Corp.	JP	2,600	201,896
Millicom International Cellular SA	LU	639	59,291
Mobistar SA	BE	281	8,865
NTT DOCOMO, Inc.	JP	154	249,826
Softbank Corp.	JP	9,000	364,429
StarHub Ltd.	SG	7,000	21,219
Vodafone Group PLC	GB	499,338	1,417,126

			2,322,652

Total Common Stocks (Cost $105,254,962)			103,189,643

PREFERRED STOCKS – 0.5%
AUTOMOBILES – 0.4%
Bayerische Motoren Werke AG	DE	542	27,818
Porsche Automobil Holding SE	DE	1,549	92,650
Volkswagen AG	DE	1,463	266,870

			387,338

HOUSEHOLD PRODUCTS – 0.1%
Henkel AG & Co. KGaA	DE	1,802	143,316

MEDIA – 0.0%+
ProSiebenSat.1 Media AG	DE	922	23,228

MULTI-UTILITIES – 0.0%+
RWE AG	DE	366	14,590

Total Preferred Stocks (Cost $515,209)			568,472

RIGHTS – 0.0%+
ENERGY EQUIPMENT & SERVICES – 0.0%+
Compagnie Generale de Geophysique-Veritas, expires 10/12/12* (Cost $0)	FR	1,383	2,232

	Country Code**	Shares	Value
SHORT TERM INVESTMENTS – 0.3%
MUTUAL FUNDS – 0.3%
State Street Institutional U.S. Government Money Market Fund, 0.04% (Cost $277,113)		277,113	$277,113

TOTAL INVESTMENTS – 99.1% (Cost $106,047,284)			104,037,460
Other assets less liabilities – 0.9%			997,653

NET ASSETS – 100.0%			$105,035,113

ADR	American Depositary Receipt
CDI	Chess Depositary Receipt
REIT	Real Estate Investment Trust

AT	Austria
AU	Australia
BE	Belgium
BM	Bermuda
CH	Switzerland
DE	Germany
DK	Denmark
ES	Spain
FI	Finland
FR	France
GB	Great Britain
GG	Guernsey
GR	Greece
HK	Hong Kong
IE	Ireland
IL	Israel
IM	Isle of Man
IT	Italy
JE	Jersey
JP	Japan
KY	Cayman Islands
LU	Luxembourg
MU	Mauritius
NL	Netherlands
NO	Norway
NZ	New Zealand
PT	Portugal
SE	Sweden
SG	Singapore

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.
+	Amount is less than 0.05%.

Distribution of investments by country of issuer, as a percentage of net assets, is as follows. Figures may not total to 100% due to the exclusion of the Fund’s other assets and liabilities. (Unaudited)

Great Britain	22.0%
Japan	19.9
Australia	8.8
France	8.6
Switzerland	8.5
Germany	8.4
Sweden	3.1
Spain	2.9
Netherlands	2.7
Hong Kong	2.7
Italy	2.1
Other (individually less than 2%)	9.4

SCSM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(1)	At the period end, cash of $72,000 has been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Unrealized Depreciation ($)
Long	ASX SPI 200 Index December Futures	12/20/12	1	(1,169)
Long	DJ Euro Stoxx 50 Index December Futures	12/21/12	9	(12,780)
Long	FTSE 100 Index December Futures	12/21/12	3	(7,836)
Long	MSCI EAFE Mini Index December Futures	12/21/12	4	(9,365)
Long	NIKKEI 225 Index December Futures	12/13/12	4	(3,994)

Net unrealized depreciation				(35,144)

SCSM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(2)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$—	$868,320	$—	$868,320
Air Freight & Logistics	—	293,493	—	293,493
Airlines	9,772	156,616	—	166,388
Auto Components	—	884,119	—	884,119
Automobiles	—	3,010,570	—	3,010,570
Beverages	—	2,724,069	—	2,724,069
Biotechnology	—	352,373	—	352,373
Building Products	—	547,477	—	547,477
Capital Markets	—	1,757,224	—	1,757,224
Chemicals	—	3,867,955	—	3,867,955
Commercial Banks	—	12,787,123	—	12,787,123
Commercial Services & Supplies	—	673,351	—	673,351
Communications Equipment	—	402,102	—	402,102
Computers & Peripherals	—	321,767	—	321,767
Construction & Engineering	—	709,854	—	709,854
Construction Materials	—	622,308	—	622,308
Consumer Finance	—	51,604	—	51,604
Containers & Packaging	—	177,737	—	177,737
Distributors	—	132,204	—	132,204
Diversified Consumer Services	—	33,906	—	33,906
Diversified Financial Services	—	1,180,573	—	1,180,573
Diversified Telecommunication Services	—	3,295,354	—	3,295,354
Electric Utilities	—	1,620,008	—	1,620,008
Electrical Equipment	—	1,302,266	—	1,302,266
Electronic Equipment, Instruments & Components	—	1,130,553	—	1,130,553
Energy Equipment & Services	—	1,038,149	—	1,038,149
Food & Staples Retailing	—	2,292,741	—	2,292,741
Food Products	—	4,355,808	—	4,355,808
Gas Utilities	—	573,587	—	573,587
Health Care Equipment & Supplies	—	712,802	—	712,802
Health Care Providers & Services	—	493,352	—	493,352
Hotels, Restaurants & Leisure	—	1,160,530	—	1,160,530
Household Durables	—	495,265	—	495,265
Household Products	—	642,363	—	642,363
Independent Power Producers & Energy Traders	—	64,194	—	64,194
Industrial Conglomerates	—	1,712,373	—	1,712,373
Insurance	—	4,864,055	—	4,864,055
Internet & Catalog Retail	—	74,366	—	74,366
Internet Software & Services	—	127,601	—	127,601
IT Services	—	308,060	—	308,060
Leisure Equipment & Products	—	257,462	—	257,462
Life Sciences Tools & Services	—	72,600	—	72,600
Machinery	—	2,816,271	—	2,816,271
Marine	—	271,354	—	271,354
Media	—	1,326,235	—	1,326,235
Metals & Mining	—	5,192,149	—	5,192,149
Multi-Line Retail	—	428,175	—	428,175
Multi-Utilities	—	1,773,002	—	1,773,002
Office Electronics	—	480,893	—	480,893
Oil, Gas & Consumable Fuels	—	7,575,255	—	7,575,255
Paper & Forest Products	—	145,282	—	145,282
Personal Products	—	582,203	—	582,203
Pharmaceuticals	—	8,997,298	—	8,997,298
Professional Services	—	627,819	—	627,819
Real Estate Investment Trusts	—	1,643,654	—	1,643,654
Real Estate Management & Development	—	2,145,079	—	2,145,079

SCSM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

Road & Rail	—	1,115,936	—	1,115,936
Semiconductors & Semiconductor Equipment	—	654,433	—	654,433
Software	—	1,051,724	—	1,051,724
Specialty Retail	—	976,257	—	976,257
Textiles, Apparel & Luxury Goods	—	1,290,418	—	1,290,418
Tobacco	—	1,746,151	—	1,746,151
Trading Companies & Distributors	—	1,300,955	—	1,300,955
Transportation Infrastructure	39,150	384,196	—	423,346
Water Utilities	—	145,096	—	145,096
Wireless Telecommunication Services	—	2,322,652	—	2,322,652

Total Common Stocks	48,922	103,140,721	—	103,189,643

Preferred Stocks(a)	—	568,472	—	568,472
Rights	—	2,232	—	2,232
Short Term Investments Mutual Funds	277,113	—	—	277,113

Total Investments	326,035	103,711,425	—	104,037,460

Liabilities
Financial Derivative Instruments
Futures Contracts	$(9,365)	$(25,779)	$—	$(35,144)

Total Financial Derivative Instruments	$(9,365)	$(25,779)	$—	$(35,144)

†	See Note 2b in the Notes to Portfolio of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SCSM BLACKROCK LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 97.3%
AEROSPACE & DEFENSE – 2.2%
General Dynamics Corp.		4,116	$272,150
Honeywell International, Inc.		9,687	578,798
L-3 Communications Holdings, Inc.		1,195	85,694
Lockheed Martin Corp.		3,342	312,076
Northrop Grumman Corp.		3,068	203,807
Precision Castparts Corp.		1,804	294,665
Raytheon Co.		4,121	235,556
Rockwell Collins, Inc.		1,765	94,675
Textron, Inc.		3,488	91,281
The Boeing Co.		8,397	584,599
United Technologies Corp.		10,410	814,999

			3,568,300

AIR FREIGHT & LOGISTICS – 0.7%
C.H. Robinson Worldwide, Inc.		2,004	117,334
Expeditors International of Washington, Inc.		2,614	95,045
FedEx Corp.		3,624	306,663
United Parcel Services, Inc., Class B		8,921	638,476

			1,157,518

AIRLINES – 0.0%+
Southwest Airlines Co.		9,225	80,903

AUTO COMPONENTS – 0.2%
BorgWarner, Inc.*		1,421	98,206
Johnson Controls, Inc.		8,488	232,571
The Goodyear Tire & Rubber Co.*		2,974	36,253

			367,030

AUTOMOBILES – 0.4%
Ford Motor Co.		47,332	466,693
Harley-Davidson, Inc.		2,829	119,865

			586,558

BEVERAGES – 2.4%
Beam, Inc.		1,966	113,124
Brown-Forman Corp., Class B		1,880	122,670
Coca-Cola Enterprises, Inc.		3,436	107,444
Constellation Brands, Inc., Class A*		1,822	58,942
Dr Pepper Snapple Group, Inc.		2,614	116,401
Molson Coors Brewing Co., Class B		1,930	86,946
Monster Beverage Corp.*		1,905	103,175
PepsiCo, Inc.		19,312	1,366,710
The Coca-Cola Co.		48,045	1,822,347

			3,897,759

BIOTECHNOLOGY – 1.5%
Alexion Pharmaceuticals, Inc.*		2,396	274,102
Amgen, Inc.		9,565	806,521
Biogen Idec, Inc.*		2,933	437,692
Celgene Corp.*		5,354	409,046

	Country Code**	Shares	Value
Gilead Sciences, Inc.*		9,389	$622,772

			2,550,133

BUILDING PRODUCTS – 0.0%+
Masco Corp.		4,434	66,732

CAPITAL MARKETS – 1.7%
Ameriprise Financial, Inc.		2,616	148,301
Bank of New York Mellon Corp.		14,660	331,609
BlackRock, Inc.		1,588	283,140
E*TRADE Financial Corp.*		3,257	28,694
Federated Investors, Inc., Class B		1,185	24,518
Franklin Resources, Inc.		1,715	214,495
Invesco Ltd.	BM	5,526	138,095
Legg Mason, Inc.		1,459	36,008
Morgan Stanley		17,162	287,292
Northern Trust Corp.		2,717	126,110
State Street Corp.		5,946	249,494
T. Rowe Price Group, Inc.		3,150	199,395
The Charles Schwab Corp.		13,600	173,944
The Goldman Sachs Group, Inc.		5,592	635,699

			2,876,794

CHEMICALS – 2.3%
Air Products & Chemicals, Inc.		2,628	217,336
Airgas, Inc.		852	70,120
CF Industries Holdings, Inc.		779	173,125
E.I. du Pont de Nemours & Co.		11,546	580,417
Eastman Chemical Co.		1,898	108,205
Ecolab, Inc.		3,267	211,734
FMC Corp.		1,705	94,423
International Flavors & Fragrances, Inc.		1,005	59,878
LyondellBasell Industries NV, Class A	NL	4,210	217,489
Monsanto Co.		6,614	602,006
PPG Industries, Inc.		1,895	217,622
Praxair, Inc.		3,700	384,356
Sigma-Aldrich Corp.		1,499	107,883
The Dow Chemical Co.		14,869	430,606
The Mosaic Co.		3,432	197,717
The Sherwin-Williams Co.		1,057	157,398

			3,830,315

COMMERCIAL BANKS – 2.8%
BB&T Corp.		8,677	287,729
Comerica, Inc.		2,402	74,582
Fifth Third Bancorp		11,405	176,892
First Horizon National Corp.		3,192	30,739
Huntington Bancshares, Inc.		10,657	73,533
KeyCorp		11,712	102,363
M&T Bank Corp.		1,494	142,169
PNC Financial Services Group, Inc.		6,570	414,567
Regions Financial Corp.		17,543	126,485
SunTrust Banks, Inc.		6,683	188,928
U.S. Bancorp		23,520	806,736

SCSM BLACKROCK LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Wells Fargo & Co.		60,960	$2,104,949
Zions Bancorporation		2,274	46,970

			4,576,642

COMMERCIAL SERVICES & SUPPLIES – 0.6%
Avery Dennison Corp.		1,243	39,552
Cintas Corp.		1,326	54,963
Iron Mountain, Inc.		1,872	63,854
Pitney Bowes, Inc.		2,453	33,900
R.R. Donnelley & Sons Co.		2,254	23,892
Republic Services, Inc.		3,719	102,310
Stericycle, Inc.*		1,063	96,223
Tyco International Ltd.	CH	5,707	321,076
Waste Management, Inc.		5,408	173,489

			909,259

COMMUNICATIONS EQUIPMENT – 1.9%
Cisco Systems, Inc.		65,647	1,253,201
F5 Networks, Inc.*		981	102,711
Harris Corp.		1,399	71,657
JDS Uniphase Corp.*		2,846	35,248
Juniper Networks, Inc.*		6,536	111,831
Motorola Solutions, Inc.		3,554	179,655
QUALCOMM, Inc.		21,138	1,320,913

			3,075,216

COMPUTERS & PERIPHERALS – 5.8%
Apple, Inc.		11,632	7,761,569
Dell, Inc.		18,084	178,308
EMC Corp.*		26,045	710,247
Hewlett-Packard Co.		24,400	416,264
NetApp, Inc.*		4,509	148,256
SanDisk Corp.*		2,998	130,203
Seagate Technology PLC	IE	4,389	136,059
Western Digital Corp.		2,762	106,972

			9,587,878

CONSTRUCTION & ENGINEERING – 0.1%
Fluor Corp.		2,073	116,669
Jacobs Engineering Group, Inc.*		1,611	65,133
Quanta Services, Inc.*		2,612	64,516

			246,318

CONSTRUCTION MATERIALS – 0.0%+
Vulcan Materials Co.		1,606	75,964

CONSUMER FINANCE – 0.9%
American Express Co.		12,239	695,910
Capital One Financial Corp.		7,210	411,042
Discover Financial Services		6,391	253,914
SLM Corp.		5,827	91,600

			1,452,466

CONTAINERS & PACKAGING – 0.1%
Ball Corp.		1,921	81,277
Bemis Co., Inc.		1,257	39,558
Owens- Ilinois, Inc.*		2,028	38,045
Sealed Air Corp.		2,115	32,698

			191,578

	Country Code**	Shares	Value
DISTRIBUTORS – 0.1%
Genuine Parts Co.		1,925	$117,483

DIVERSIFIED CONSUMER SERVICES – 0.1%
Apollo Group, Inc., Class A*		1,222	35,499
H&R Block, Inc.		3,350	58,056

			93,555

DIVERSIFIED FINANCIAL SERVICES – 3.0%
Bank of America Corp.		133,736	1,180,889
Citigroup, Inc.		36,391	1,190,714
CME Group, Inc.		3,797	217,568
IntercontinentalExchange, Inc.*		903	120,469
JP Morgan Chase & Co.		47,140	1,908,227
Leucadia National Corp.		2,460	55,965
Moody’s Corp.		2,401	106,052
NASDAQ OMX Group, Inc.		1,475	34,360
NYSE Euronext		3,054	75,281

			4,889,525

DIVERSIFIED TELECOMMUNICATION SERVICES – 2.9%
AT&T, Inc.		71,589	2,698,905
CenturyLink, Inc.		7,727	312,171
Frontier Communications Corp.		12,398	60,750
Verizon Communications, Inc.		35,353	1,611,036
Windstream Corp.		7,300	73,803

			4,756,665

ELECTRIC UTILITIES – 2.0%
American Electric Power Co., Inc.		6,018	264,431
Duke Energy Corp.		8,738	566,223
Edison International		4,044	184,770
Entergy Corp.		2,201	152,529
Exelon Corp.		10,593	376,899
FirstEnergy Corp.		5,191	228,923
NextEra Energy, Inc.		5,247	369,022
Northeast Utilities		3,895	148,906
Pepco Holdings, Inc.		2,803	52,977
Pinnacle West Capital Corp.		1,358	71,702
PPL Corp.		7,208	209,392
Southern Co.		10,856	500,353
Xcel Energy, Inc.		6,051	167,673

			3,293,800

ELECTRICAL EQUIPMENT – 0.5%
Cooper Industries PLC	IE	1,984	148,919
Emerson Electric Co.		9,026	435,685
Rockwell Automation, Inc.		1,752	121,852
Roper Industries, Inc.		1,214	133,406

			839,862

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.4%
Amphenol Corp., Class A		1,998	117,642
Corning, Inc.		18,480	243,012
Flir Systems, Inc.		1,829	36,535
Jabil Circuit, Inc.		2,300	43,056
Molex, Inc.		1,697	44,597

SCSM BLACKROCK LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
TE Connectivity Ltd.	CH	5,310	$180,593

			665,435

ENERGY EQUIPMENT & SERVICES – 1.9%
Baker Hughes, Inc.		5,455	246,730
Cameron International Corp.*		3,057	171,406
Diamond Offshore Drilling, Inc.		863	56,794
Ensco PLC, Class A	GB	2,880	157,133
FMC Technologies, Inc.*		2,959	137,002
Halliburton Co.		11,514	387,907
Helmerich & Payne, Inc.		1,299	61,845
Nabors Industries Ltd.*	BM	3,587	50,326
National-Oilwell Varco, Inc.		5,292	423,942
Noble Corp.*	CH	3,136	112,206
Rowan Cos. PLC, Class A*	GB	1,542	52,073
Schlumberger, Ltd.	AN	16,468	1,191,130

			3,048,494

FOOD & STAPLES RETAILING – 2.4%
Costco Wholesale Corp.		5,365	537,171
CVS Caremark Corp.		15,788	764,455
Kroger Co.		6,761	159,154
Safeway, Inc.		3,034	48,817
Sysco Corp.		7,280	227,646
Wal-Mart Stores, Inc.		20,857	1,539,246
Walgreen Co.		10,637	387,612
Whole Foods Market, Inc.		2,132	207,657

			3,871,758

FOOD PRODUCTS – 1.7%
Archer-Daniels-Midland Co.		8,174	222,169
Campbell Soup Co.		2,236	77,858
ConAgra Foods, Inc.		5,040	139,054
Dean Foods Co.*		2,357	38,537
General Mills, Inc.		8,046	320,633
HJ Heinz Co.		3,974	222,345
Hormel Foods Corp.		1,630	47,661
Kellogg Co.		3,064	158,286
Kraft Foods, Inc., Class A		22,023	910,651
McCormick & Co., Inc.		1,646	102,118
Mead Johnson Nutrition Co.		2,529	185,325
The Hershey Co.		1,882	133,415
The J. M. Smucker Co.		1,359	117,323
Tyson Foods, Inc., Class A		3,645	58,393

			2,733,768

GAS UTILITIES – 0.1%
AGL Resources, Inc.		1,449	59,279
ONEOK, Inc.		2,545	122,949

			182,228

HEALTH CARE EQUIPMENT & SUPPLIES – 1.7%
Bard (C.R.), Inc.		968	101,301
Baxter International, Inc.		6,791	409,226
Becton, Dickinson & Co.		2,477	194,593
Boston Scientific Corp.*		17,615	101,110
CareFusion Corp.*		2,755	78,214
Covidien PLC	IE	5,958	354,024
Dentsply International, Inc.		1,760	67,126
Edwards Lifesciences Corp.*		1,436	154,183

	Country Code**	Shares	Value
Intuitive Surgical, Inc.*		496	$245,833
Medtronic, Inc.		12,660	545,899
St. Jude Medical, Inc.		3,897	164,181
Stryker Corp.		3,589	199,764
Varian Medical Systems, Inc.*		1,374	82,880
Zimmer Holdings, Inc.		2,168	146,600

			2,844,934

HEALTH CARE PROVIDERS & SERVICES – 1.9%
Aetna, Inc.		4,148	164,261
AmerisourceBergen Corp.		3,124	120,930
Cardinal Health, Inc.		4,233	164,960
CIGNA Corp.		3,579	168,821
Coventry Health Care, Inc.		1,662	69,289
DaVita, Inc.*		1,057	109,516
Express Scripts Holding Co.*		10,061	630,523
Humana, Inc.		2,007	140,791
Laboratory Corp. of America Holdings*		1,190	110,039
McKesson Corp.		2,929	251,982
Patterson Cos., Inc.		1,061	36,329
Quest Diagnostics, Inc.		1,971	125,020
Tenet Healthcare Corp.*		5,204	32,629
UnitedHealth Group, Inc.		12,816	710,135
WellPoint, Inc.		4,036	234,128

			3,069,353

HEALTH CARE TECHNOLOGY – 0.1%
Cerner Corp.*		1,806	139,802

HOTELS, RESTAURANTS & LEISURE – 1.8%
Carnival Corp.	PA	5,550	202,242
Chipotle Mexican Grill, Inc.*		394	125,111
Darden Restaurants, Inc.		1,592	88,754
International Game Technology		3,260	42,673
Marriott International, Inc., Class A		3,125	122,188
McDonald’s Corp.		12,514	1,148,160
Starbucks Corp.		9,432	478,674
Starwood Hotels & Resorts Worldwide, Inc.		2,439	141,364
Wyndham Worldwide Corp.		1,765	92,627
Wynn Resorts Ltd.		986	113,824
Yum! Brands, Inc.		5,657	375,285

			2,930,902

HOUSEHOLD DURABLES – 0.3%
D.R. Horton, Inc.		3,449	71,187
Harman International Industries, Inc.		818	37,759
Leggett & Platt, Inc.		1,785	44,714
Lennar Corp., Class A		2,009	69,853
Newell Rubbermaid, Inc.		3,586	68,457
PulteGroup, Inc.*		4,193	64,992
Whirlpool Corp.		963	79,842

			436,804

HOUSEHOLD PRODUCTS – 2.1%
Clorox Co.		1,609	115,928
Colgate-Palmolive Co.		5,531	593,034
Kimberly-Clark Corp.		4,901	420,408

SCSM BLACKROCK LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
The Procter & Gamble Co.		34,179	$2,370,655

			3,500,025

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.1%
AES Corp.*		7,707	84,546
NRG Energy, Inc.		2,829	60,512

			145,058

INDUSTRIAL CONGLOMERATES – 2.5%
3M Co.		7,893	729,471
Danaher Corp.		7,249	399,783
General Electric Co.		131,027	2,975,623

			4,104,877

INSURANCE – 3.7%
ACE Ltd.	CH	4,208	318,125
Aflac, Inc.		5,812	278,279
American International Group, Inc.*		14,473	474,570
Aon PLC	GB	4,001	209,212
Assurant, Inc.		1,028	38,344
Berkshire Hathaway, Inc., Class B*		22,757	2,007,167
Cincinnati Financial Corp.		1,816	68,808
Genworth Financial Inc., Class A*		6,065	31,720
Lincoln National Corp.		3,466	83,843
Loews Corp.		3,879	160,048
Marsh & McLennan Cos., Inc.		6,754	229,163
MetLife, Inc.		13,183	454,286
Prudential Financial, Inc.		5,783	315,231
The Allstate Corp.		6,018	238,373
The Chubb Corp.		3,299	251,648
The Hartford Financial Services Group, Inc.		5,410	105,170
The Principal Financial Group, Inc.		3,444	92,781
The Progressive Corp.		6,956	144,268
Torchmark Corp.		1,165	59,823
Travelers Cos., Inc.		4,782	326,419
Unum Group		3,478	66,847
XL Group PLC	IE	3,795	91,194

			6,045,319

INTERNET & CATALOG RETAIL – 1.0%
Amazon.com, Inc.*		4,488	1,141,388
Expedia, Inc.		1,163	67,268
Netflix, Inc.*		690	37,564
Priceline.com, Inc.*		618	382,375
TripAdvisor, Inc.*		1,345	44,291

			1,672,886

INTERNET SOFTWARE & SERVICES – 2.2%
Akamai Technologies, Inc.*		2,201	84,210
eBay, Inc.*		14,393	696,765
Google, Inc., Class A*		3,288	2,480,796
VeriSign, Inc.*		1,941	94,507
Yahoo!, Inc.*		12,938	206,685

			3,562,963

	Country Code**	Shares	Value
IT SERVICES – 3.8%
Accenture PLC, Class A	IE	7,878	$551,696
Automatic Data Processing, Inc.		6,013	352,723
Cognizant Technology Solutions Corp., Class A*		3,705	259,054
Computer Sciences Corp.		1,927	62,069
Fidelity National Information Services, Inc.		3,109	97,063
Fiserv, Inc.*		1,684	124,667
International Business Machines Corp.		13,330	2,765,308
MasterCard, Inc., Class A		1,332	601,371
Paychex, Inc.		4,007	133,393
SAIC, Inc.		3,565	42,923
Teradata Corp.*		2,093	157,833
The Western Union Co.		7,477	136,231
Total System Services, Inc.		1,992	47,210
Visa, Inc., Class A		6,486	870,940

			6,202,481

LEISURE EQUIPMENT & PRODUCTS – 0.1%
Hasbro, Inc.		1,439	54,927
Mattel, Inc.		4,232	150,151

			205,078

LIFE SCIENCES TOOLS & SERVICES – 0.4%
Agilent Technologies, Inc.		4,325	166,296
Life Technologies Corp.*		2,176	106,363
PerkinElmer, Inc.		1,384	40,786
Thermo Fisher Scientific, Inc.		4,537	266,912
Waters Corp.*		1,088	90,663

			671,020

MACHINERY – 1.8%
Caterpillar, Inc.		8,107	697,526
Cummins, Inc.		2,198	202,678
Deere & Co.		4,861	400,984
Dover Corp.		2,269	134,983
Eaton Corp.		4,190	198,019
Flowserve Corp.		635	81,115
Illinois Tool Works, Inc.		5,353	318,343
Ingersoll-Rand PLC	IE	3,558	159,469
Joy Global, Inc.		1,314	73,663
PACCAR, Inc.		4,388	175,630
Pall Corp.		1,443	91,616
Parker Hannifin Corp.		1,855	155,041
Pentair, Ltd.	CH	1,256	55,578
Snap-On, Inc.		718	51,603
Stanley Black & Decker, Inc.		2,087	159,134
Xylem, Inc.		2,297	57,769

			3,013,151

MEDIA – 3.4%
Cablevision Systems Corp., Class A		2,680	42,478
CBS Corp., Class B		7,387	268,370
Comcast Corp., Class A		33,206	1,187,779
DIRECTV*		7,792	408,768

SCSM BLACKROCK LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Discovery Communications, Inc., Class A*		3,068	$182,945
Gannett Co., Inc.		2,926	51,937
News Corp., Class A		25,265	619,750
Omnicom Group, Inc.		3,297	169,993
Scripps Networks Interactive, Inc., Class A		1,072	65,639
The Interpublic Group of Cos., Inc.		5,351	59,503
The McGraw-Hill Cos., Inc.		3,478	189,864
The Walt Disney Co.		22,266	1,164,066
The Washington Post Co., Class B		54	19,604
Time Warner Cable, Inc.		3,802	361,418
Time Warner, Inc.		11,776	533,806
Viacom, Inc.		5,875	314,841

			5,640,761

METALS & MINING – 0.7%
Alcoa, Inc.		13,243	117,201
Allegheny Technologies, Inc.		1,316	41,980
Cliffs Natural Resources, Inc.		1,765	69,064
Freeport-McMoRan Copper & Gold, Inc.		11,780	466,252
Newmont Mining Corp.		6,158	344,910
Nucor Corp.		3,940	150,744
Titanium Metals Corp.		894	11,470
United States Steel Corp.		1,779	33,926

			1,235,547

MULTI-LINE RETAIL – 0.7%
Big Lots, Inc.*		733	21,682
Dollar Tree, Inc.*		2,859	138,018
Family Dollar Stores, Inc.		1,204	79,825
J.C. Penney Co., Inc.		1,793	43,552
Kohl’s Corp.		2,678	137,167
Macy’s, Inc.		4,996	187,950
Nordstrom, Inc.		1,896	104,621
Target Corp.		8,127	515,821

			1,228,636

MULTI-UTILITIES – 1.2%
Ameren Corp.		3,012	98,402
Centerpoint Energy, Inc.		5,305	112,996
CMS Energy Corp.		3,290	77,480
Consolidated Edison, Inc.		3,635	217,700
Dominion Resources, Inc.		7,115	376,668
DTE Energy Co.		2,132	127,792
Integrys Energy Group, Inc.		958	50,008
NiSource, Inc.		3,537	90,123
PG&E Corp.		5,293	225,852
Public Service Enterprise Group, Inc.		6,279	202,058
SCANA Corp.		1,630	78,680
Sempra Energy		2,790	179,927
TECO Energy, Inc.		2,489	44,155
Wisconsin Energy Corp.		2,861	107,774

			1,989,615

OFFICE ELECTRONICS – 0.1%
Xerox Corp.		16,226	119,099

	Country Code**	Shares	Value
OIL, GAS & CONSUMABLE FUELS – 9.1%
Alpha Natural Resources, Inc.*		2,704	$17,765
Anadarko Petroleum Corp.		6,201	433,574
Apache Corp.		4,855	419,812
Cabot Oil & Gas Corp.		2,607	117,054
Chesapeake Energy Corp.		6,442	121,561
Chevron Corp.		24,349	2,838,119
ConocoPhillips		15,072	861,817
Consol Energy, Inc.		2,826	84,921
Denbury Resources, Inc.*		4,857	78,489
Devon Energy Corp.		4,669	282,474
EOG Resources, Inc.		3,351	375,480
EQT Corp.		1,857	109,563
Exxon Mobil Corp.		57,280	5,238,256
Hess Corp.		3,688	198,119
Kinder Morgan, Inc.		7,080	251,482
Marathon Oil Corp.		8,750	258,738
Marathon Petroleum Corp.		4,199	229,223
Murphy Oil Corp.		2,291	123,004
Newfield Exploration Co.*		1,658	51,929
Noble Energy, Inc.		2,207	204,611
Occidental Petroleum Corp.		10,051	864,989
Peabody Energy Corp.		3,312	73,824
Phillips 66		7,780	360,759
Pioneer Natural Resources Co.		1,527	159,419
QEP Resources, Inc.		2,207	69,874
Range Resources Corp.		2,017	140,928
Southwestern Energy Co.*		4,322	150,319
Spectra Energy Corp.		8,103	237,904
Sunoco, Inc.		1,319	61,769
Tesoro Corp.		1,736	72,738
The Williams Cos., Inc.		7,775	271,892
Valero Energy Corp.		6,846	216,881
WPX Energy, Inc.*		2,520	41,807

			15,019,094

PAPER & FOREST PRODUCTS – 0.2%
International Paper Co.		5,428	197,145
MeadWestvaco Corp.		2,132	65,239

			262,384

PERSONAL PRODUCTS – 0.2%
Avon Products, Inc.		5,364	85,556
The Estee Lauder Cos., Inc., Class A		2,980	183,478

			269,034

PHARMACEUTICALS – 6.0%
Abbott Laboratories		19,475	1,335,206
Allergan, Inc.		3,817	349,561
Bristol-Myers Squibb Co.		20,836	703,215
Eli Lilly & Co.		12,673	600,827
Forest Laboratories, Inc.*		2,902	103,340
Hospira, Inc.*		2,050	67,281
Johnson & Johnson		34,213	2,357,618
Merck & Co., Inc.		37,794	1,704,509
Mylan, Inc.*		5,038	122,927
Perrigo Co.		1,091	126,742
Pfizer, Inc.		92,691	2,303,371

SCSM BLACKROCK LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Watson Pharmaceuticals, Inc.*		1,584	$134,894

			9,909,491

PROFESSIONAL SERVICES – 0.1%
Equifax, Inc.		1,488	69,311
Robert Half International, Inc.		1,761	46,896
The Dun & Bradstreet Corp.		549	43,711

			159,918

REAL ESTATE INVESTMENT TRUSTS – 2.0%
American Tower Corp.		4,904	350,097
Apartment Investment & Management Co., Class A		1,787	46,444
AvalonBay Communities, Inc.		1,203	163,596
Boston Properties, Inc.		1,871	206,951
Equity Residential		3,736	214,932
HCP, Inc.		5,331	237,123
Health Care REIT, Inc.		3,159	182,432
Host Hotels & Resorts, Inc.		8,969	143,952
Kimco Realty Corp.		5,052	102,404
Plum Creek Timber Co., Inc.		2,005	87,899
ProLogis, Inc.		5,718	200,302
Public Storage		1,789	248,975
Simon Property Group, Inc.		3,764	571,413
Ventas, Inc.		3,666	228,208
Vornado Realty Trust		2,099	170,124
Weyerhaeuser Co.		6,675	174,485

			3,329,337

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.0%+
CBRE Group, Inc., Class A*		3,749	69,019

ROAD & RAIL – 0.8%
CSX Corp.		12,907	267,820
Norfolk Southern Corp.		3,965	252,293
Ryder System, Inc.		655	25,584
Union Pacific Corp.		5,877	697,600

			1,243,297

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.0%
Advanced Micro Devices, Inc.*		7,261	24,470
Altera Corp.		3,971	134,954
Analog Devices, Inc.		3,710	145,395
Applied Materials, Inc.		15,359	171,483
Broadcom Corp., Class A*		6,383	220,724
First Solar, Inc.*		754	16,697
Intel Corp.		62,084	1,408,065
KLA-Tencor Corp.		2,067	98,606
Lam Research Corp.*		2,263	71,930
Linear Technology Corp.		2,859	91,059
LSI Corp.*		7,043	48,667
Microchip Technology, Inc.		2,400	78,576
Micron Technology, Inc.*		12,632	75,603
NVIDIA Corp.*		7,690	102,585
Teradyne, Inc.*		2,361	33,573
Texas Instruments, Inc.		14,120	389,006
Xilinx, Inc.		3,254	108,716

			3,220,109

	Country Code**	Shares	Value
SOFTWARE – 3.5%
Adobe Systems, Inc.*		6,103	$198,104
Autodesk, Inc.*		2,817	94,003
BMC Software, Inc.*		1,821	75,553
CA, Inc.		4,250	109,501
Citrix Systems, Inc.*		2,321	177,719
Electronic Arts, Inc.*		4,012	50,912
Intuit, Inc.		3,426	201,723
Microsoft Corp.		93,628	2,788,242
Oracle Corp.		47,259	1,488,186
Red Hat, Inc.*		2,396	136,428
Salesforce.com, Inc.*		1,587	242,319
Symantec Corp.*		8,725	157,050

			5,719,740

SPECIALTY RETAIL – 2.0%
Abercrombie & Fitch Co., Class A		1,002	33,988
AutoNation, Inc.*		475	20,743
AutoZone, Inc.*		465	171,897
Bed Bath & Beyond, Inc.*		2,881	181,503
Best Buy Co., Inc.		3,271	56,228
CarMax, Inc.*		2,835	80,230
GameStop Corp., Class A		1,490	31,290
Limited Brands, Inc.		2,961	145,859
Lowe’s Cos., Inc.		14,155	428,047
O’Reilly Automotive, Inc.*		1,476	123,423
Ross Stores, Inc.		2,779	179,523
Staples, Inc.		8,471	97,586
The Gap, Inc.		3,701	132,422
The Home Depot, Inc.		18,707	1,129,342
Tiffany & Co.		1,478	91,459
TJX Cos., Inc.		9,135	409,157
Urban Outfitters, Inc.*		1,377	51,720

			3,364,417

TEXTILES, APPAREL & LUXURY GOODS – 0.6%
Coach, Inc.		3,540	198,311
Fossil, Inc.*		678	57,427
Nike, Inc., Class B		4,562	432,979
Ralph Lauren Corp.		758	114,632
VF Corp.		1,091	173,862

			977,211

THRIFT & MORTGAGE FINANCE – 0.1%
Hudson City Bancorp, Inc.		5,826	46,375
People’s United Financial, Inc.		4,308	52,299

			98,674

TOBACCO – 1.9%
Altria Group, Inc.		25,227	842,330
Lorillard, Inc.		1,621	188,765
Philip Morris International, Inc.		20,919	1,881,455
Reynolds American, Inc.		4,071	176,437

			3,088,987

TRADING COMPANIES & DISTRIBUTORS – 0.2%
Fastenal Co.		3,345	143,802
W.W. Grainger, Inc.		744	155,027

			298,829

SCSM BLACKROCK LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES – 0.3%
Crown Castle International Corp.*		3,637	$233,132
MetroPCS Communications, Inc.*		3,875	45,376
Sprint Nextel Corp.*		37,238	205,554

			484,062

Total Common Stocks (Cost $135,448,029)			159,861,850

SHORT TERM INVESTMENTS – 2.4%
MUTUAL FUNDS – 2.4%
State Street Institutional Treasury Plus Money Market Fund, 0.08% (Cost $4,027,497)		4,027,497	4,027,497

TOTAL INVESTMENTS – 99.7% (Cost $139,475,526)			163,889,347
Other assets less liabilities – 0.3%			423,004

NET ASSETS – 100.0%			$164,312,351

REIT	Real Estate Investment Trust

AN	Netherlands Antilles
BM	Bermuda
CH	Switzerland
GB	Great Britain
IE	Ireland
NL	Netherlands
PA	Panama

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.
+	Amount is less than 0.05%.

SCSM BLACKROCK LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(1)	At the period end, cash of $294,000 has been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Unrealized Depreciation ($)
Long	S&P 500 E-Mini Index December Futures	12/21/12	62	(44,482)

SCSM BLACKROCK LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(2)	Fair Value Measurements

All investments and financial derivative instruments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 99.3%
AEROSPACE & DEFENSE – 1.6%
AAR Corp.		6,237	$102,412
AeroVironment, Inc.*		2,675	62,782
American Science & Engineering, Inc.		1,301	85,359
API Technologies Corp.*		4,906	14,080
Astronics Corp.*		1,622	49,958
Ceradyne, Inc.		3,750	91,612
CPI Aerostructures, Inc.*		1,002	10,862
Cubic Corp.		2,456	122,947
Curtiss-Wright Corp.		7,196	235,309
DigitalGlobe, Inc.*		5,598	114,143
Esterline Technologies Corp.*		4,715	264,700
GenCorp, Inc.*		9,260	87,877
Geoeye, Inc.*		2,339	61,820
Heico Corp.		8,105	313,582
Hexcel Corp.*		15,355	368,827
Kratos Defense & Security Solutions, Inc.*		6,108	35,671
LMI Aerospace, Inc.*		1,408	28,780
Moog, Inc.*		6,946	263,045
National Presto Industries, Inc.		741	54,004
Orbital Sciences Corp.*		9,114	132,700
SIFCO Industries, Inc.		370	6,734
Sypris Solutions, Inc.		1,671	11,931
Taser International, Inc.*		8,538	51,484
Teledyne Technologies, Inc.*		5,664	359,041
The Keyw Holding Corp.*		2,844	35,550

			2,965,210

AIR FREIGHT & LOGISTICS – 0.4%
Air Transport Services Group, Inc.*		8,376	36,854
Atlas Air Worldwide Holdings, Inc.*		4,058	209,514
Echo Global Logistics, Inc.*		2,266	38,862
Forward Air Corp.		4,499	136,815
HUB Group, Inc.*		5,668	168,226
Pacer International, Inc.*		5,557	22,117
Park-Ohio Holdings Corp.*		1,327	28,756
XPO Logistics, Inc.*		2,728	33,391

			674,535

AIRLINES – 0.7%
Alaska Air Group, Inc.*		10,984	385,099
Allegiant Travel Co.*		2,301	145,791
Hawaiian Holdings, Inc.*		7,930	44,329
JetBlue Airways Corp.*		35,968	172,287
Republic Airways Holdings, Inc.*		7,520	34,817
SkyWest, Inc.		7,896	81,566
Spirit Airlines, Inc.*		6,477	110,627
US Airways Group, Inc.*		25,052	262,044

			1,236,560

	Country Code**	Shares	Value

AUTO COMPONENTS – 0.8%
American Axle & Manufacturing Holdings, Inc.*		10,333	$116,453
Cooper Tire & Rubber Co.		9,600	184,128
Dana Holding Corp.		22,743	279,739
Dorman Products, Inc.*		3,791	119,454
Drew Industries, Inc.*		2,978	89,965
Exide Technologies*		11,943	37,023
Federal-Mogul Corp.*		2,843	26,014
Fuel Systems Solutions, Inc.*		2,248	38,643
Gentherm, Inc.*		4,545	56,540
Modine Manufacturing Co.*		7,209	53,202
Shiloh Industries, Inc.		884	9,919
Spartan Motors, Inc.		4,970	24,850
Standard Motor Products, Inc.		3,082	56,771
Stoneridge, Inc.*		4,297	21,356
Superior Industries International, Inc.		3,530	60,328
Tenneco, Inc.*		9,338	261,464
Tower International, Inc.*		896	6,908

			1,442,757

AUTOMOBILES – 0.0%+
Winnebago Industries, Inc.*		4,533	57,252

BEVERAGES – 0.1%
Boston Beer Co., Inc.*		1,198	134,140
Central European Distribution Corp.*		10,112	28,819
Coca-Cola Bottling Co. Consolidated		711	48,419
Craft Brewers Alliance, Inc.*		1,554	12,199
National Beverage Corp.*		1,716	26,015

			249,592

BIOTECHNOLOGY – 4.0%
Achillion Pharmaceuticals, Inc.*		9,055	94,263
Acorda Therapeutics, Inc.*		6,185	158,398
Aegerion Pharmaceuticals, Inc.*		3,845	56,983
Affymax, Inc.*		5,600	117,936
Agenus, Inc.*		3,832	17,665
Alkermes PLC*	IE	18,802	390,141
Alnylam Pharmaceuticals, Inc.*		7,177	134,856
AMAG Pharmaceuticals, Inc.*		3,285	58,276
Amicus Therapeutics, Inc.*		4,724	24,565
Anacor Pharmaceuticals, Inc.*		2,201	14,483
Arena Pharmaceuticals, Inc.*		33,441	278,229
ArQule, Inc.*		9,055	46,271
Array Biopharma, Inc.*		13,808	80,915
Astex Pharmaceuticals, Inc.*		13,932	42,771
Aveo Pharmaceuticals, Inc.*		6,005	62,512
BioCryst Pharmaceuticals, Inc.*		7,550	32,012
BioSpecifics Technologies Corp.*		748	14,526
BioTime, Inc.*		4,836	20,311

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Celldex Therapeutics, Inc.*		9,103	$57,349
Cepheid, Inc.*		10,109	348,862
ChemoCentryx, Inc.*		825	9,595
Clovis Oncology, Inc.*		2,112	43,190
Codexis, Inc.*		3,772	11,429
Coronado Biosciences, Inc.*		2,687	13,972
Cubist Pharmaceuticals, Inc.*		9,751	464,928
Curis, Inc.*		12,269	50,794
Cytori Therapeutics, Inc.*		8,469	37,348
Dendreon Corp.*		23,823	115,065
Discovery Laboratories, Inc.*		6,824	22,383
Durata Therapeutics, Inc.*		1,075	10,105
DUSA Pharmaceuticals, Inc.*		3,513	23,853
Dyax Corp.*		15,182	39,473
Dynavax Technologies Corp.*		26,984	128,444
Emergent Biosolutions, Inc.*		3,992	56,726
Enzon Pharmaceuticals, Inc.*		6,441	44,829
Exact Sciences Corp.*		9,860	108,559
Exelixis, Inc.*		28,350	136,647
Genomic Health, Inc.*		2,478	85,962
Geron Corp.*		20,648	35,102
GTx, Inc.*		4,114	18,842
Halozyme Therapeutics, Inc.*		13,899	105,076
Hyperion Therapeutics, Inc.*		358	3,805
Idenix Pharmaceuticals, Inc.*		13,970	63,843
ImmunoCellular Therapeutics Ltd.*		6,281	17,650
ImmunoGen, Inc.*		12,814	187,084
Immunomedics, Inc.*		10,108	35,479
Infinity Pharmaceuticals, Inc.*		3,738	88,030
InterMune, Inc.*		10,103	90,624
Ironwood Pharmaceuticals, Inc.*		11,590	148,120
Isis Pharmaceuticals, Inc.*		15,375	216,326
Keryx Biopharmaceuticals, Inc.*		11,183	31,536
Lexicon Genetics, Inc.*		30,747	71,333
Ligand Pharmaceuticals, Inc.*		2,685	46,048
Mannkind Corp.*		17,395	50,098
Maxygen, Inc.		4,306	11,368
Merrimack Pharmaceuticals, Inc.*		2,326	21,818
Momenta Pharmaceuticals, Inc.*		7,239	105,472
Neurocrine Biosciences, Inc.*		10,236	81,683
NewLink Genetics Corp.*		1,940	31,486
Novavax, Inc.*		17,804	38,457
NPS Pharmaceuticals, Inc.*		13,303	123,053
OncoGenex Pharmaceutical, Inc.*		2,257	31,982
Oncothyreon, Inc.*		8,830	45,386
Opko Health, Inc.*		16,469	68,840
Orexigen Therapeutics, Inc.*		9,387	53,600
Osiris Therapeutics, Inc.*		2,444	27,006
PDL BioPharma, Inc.		21,695	166,835
Pharmacyclics, Inc.*		8,388	541,026
Progenics Pharmaceuticals, Inc.*		4,762	13,667
Raptor Pharmaceutical Corp.*		7,486	41,622
Repligen Corp.*		4,811	28,674

	Country Code**	Shares	Value
Rigel Pharmaceuticals, Inc.*		11,056	$113,324
Sangamo BioSciences, Inc.*		8,142	49,503
Seattle Genetics, Inc.*		14,623	394,090
Siga Technologies, Inc.*		5,293	16,938
Spectrum Pharmaceuticals, Inc.*		9,227	107,956
Sunesis Pharmaceuticals, Inc.*		4,238	23,945
Synageva BioPharma Corp.*		1,620	86,557
Synergy Pharmaceuticals, Inc.*		6,265	29,947
Synta Pharmaceuticals Corp.*		5,757	43,868
Targacept, Inc.*		4,257	20,817
Tesaro, Inc.*		570	8,111
Theravance, Inc.*		9,308	241,170
Threshold Pharmaceuticals, Inc.*		6,898	49,941
Trius Therapeutics, Inc.*		3,844	22,410
Vanda Pharmaceuticals, Inc.*		4,406	17,756
Verastem, Inc.*		936	8,789
Vical, Inc.*		11,737	50,704
XOMA Corp.*		10,446	38,546
Ziopharm Oncology, Inc.*		10,255	55,890

			7,475,859

BUILDING PRODUCTS – 0.9%
A.O. Smith Corp.		6,011	345,873
Aaon, Inc.		2,873	56,569
Ameresco, Inc., Class A*		3,088	36,469
American Woodmark Corp.*		1,497	29,895
Apogee Enterprises, Inc.		4,391	86,152
Builders FirstSource, Inc.*		6,936	35,998
Gibraltar Industries, Inc.*		4,731	60,651
Griffon Corp.		7,017	72,275
Insteel Industries, Inc.		2,730	32,023
NCI Building Systems, Inc.*		2,742	27,502
Nortek, Inc.*		1,189	65,074
Patrick Industries, Inc.*		657	10,164
PGT, Inc.*		2,926	9,597
Quanex Building Products Corp.		5,708	107,539
Simpson Manufacturing Co., Inc.		6,130	175,441
Trex Co., Inc.*		2,318	79,090
Universal Forest Products, Inc.		3,053	126,822
USG Corp.*		11,425	250,779

			1,607,913

CAPITAL MARKETS – 2.3%
Apollo Investment Corp.		31,238	245,843
Arlington Asset Investment Corp., Class A		1,635	39,011
Artio Global Investors, Inc.		4,765	14,200
BGC Partners, Inc.		15,286	74,901
BlackRock Kelso Capital Corp.		11,429	111,090
Calamos Asset Management, Inc.		3,036	35,339
Capital Southwest Corp.		456	51,049
CIFC Corp.*		1,005	7,357
Cohen & Steers, Inc.		2,865	84,861
Cowen Group, Inc., Class A*		13,259	35,799
Diamond Hill Investment Group		418	32,052

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Duff & Phelps Corp., Class A		4,920	$66,961
Epoch Holding Corp.		2,486	57,427
Evercore Partners, Inc.		4,436	119,772
FBR Capital Markets Corp.*		5,862	18,114
Fidus Investment Corp.		1,693	28,273
Fifth Street Finance Corp.		13,942	153,083
Financial Engines, Inc.*		7,116	169,574
Firsthand Technology Value Fund, Inc.*		1,294	22,567
FXCM, Inc., Class A		3,699	35,325
GAMCO Investors, Inc.		986	49,054
GFI Group, Inc.		10,637	33,826
Gladstone Capital Corp.		3,232	28,280
Gladstone Investment Corp.		3,373	26,377
Golub Capital BDC, Inc.		2,156	34,280
Greenhill & Co., Inc.		4,488	232,254
GSV Capital Corp.*		2,956	25,510
Harris & Harris Group, Inc.*		4,693	17,787
Hercules Technology Growth Capital, Inc.		7,729	85,096
HFF, Inc., Class A*		5,140	76,586
Horizon Technology Finance Corp.		1,158	18,713
ICG Group, Inc.*		5,726	58,176
INTL FCStone, Inc.*		2,104	40,102
Investment Technology Group, Inc.*		5,946	51,730
JMP Group, Inc.		2,563	14,071
KBW, Inc.		5,376	88,543
KCAP Financial, Inc.		3,375	31,253
Knight Capital Group, Inc.*		27,573	73,896
Ladenburg Thalmann Financial Services, Inc.*		15,881	20,963
Main Street Capital Corp.		4,349	128,339
Manning & Napier, Inc.		2,063	25,148
MCG Capital Corp.		11,909	54,901
Medallion Financial Corp.		3,012	35,572
Medley Capital Corp.		3,606	50,736
MVC Capital, Inc.		3,649	46,707
New Mountain Finance Corp.		1,986	29,433
NGP Capital Resources Co.		3,296	24,588
Oppenheimer Holdings, Inc., Class A		1,551	24,738
PennantPark Investment Corp.		8,736	92,689
Piper Jaffray Cos., Inc.*		2,350	59,808
Prospect Capital Corp.		22,924	264,085
Pzena Investment Management, Inc., Class A		1,573	8,195
Safeguard Scientifics, Inc.*		3,213	50,412
Solar Capital Ltd.		6,000	137,520
Solar Senior Capital Ltd.		1,469	26,310
Stifel Financial Corp.*		8,283	278,309
SWS Group, Inc.*		4,585	28,014
TCP Capital Corp.		868	13,853
ThL Credit, Inc.		2,131	29,898
TICC Capital Corp.		6,408	66,643
Triangle Capital Corp.		4,243	108,875
Virtus Investment Partners, Inc.*		941	80,926

	Country Code**	Shares	Value
Walter Investment Management Corp.*		4,403	$162,955
Westwood Holdings Group, Inc.		1,022	39,868
WisdomTree Investments, Inc.*		9,078	60,823

			4,338,440

CHEMICALS – 2.1%
A. Schulman, Inc.		4,568	108,810
Ada-es, Inc.*		1,380	32,582
American Vanguard Corp.		4,286	149,153
Arabian American Development Co*		3,026	29,625
Balchem Corp.		4,484	164,697
Calgon Carbon Corp.*		8,798	125,899
Chase Corp.		997	18,315
Chemtura Corp.*		15,177	261,348
Ferro Corp.*		13,292	45,592
Flotek Industries, Inc.*		7,682	97,331
FutureFuel Corp.		2,809	34,017
Georgia Gulf Corp.		5,275	191,061
GSE Holding, Inc.*		1,219	9,569
H.B. Fuller Co.		7,687	235,837
Hawkins, Inc.		1,412	58,669
Innophos Holdings, Inc.		3,354	162,635
Innospec, Inc.*		3,567	120,993
KMG Chemicals, Inc.		1,226	22,681
Koppers Holdings, Inc.		3,209	112,090
Kraton Performance Polymers, Inc.*		4,990	130,239
Landec Corp.*		3,954	45,273
LSB Industries, Inc.*		2,906	127,486
Minerals Technologies, Inc.		2,724	193,213
Olin Corp.		12,348	268,322
OM Group, Inc.*		5,003	92,756
Omnova Solutions, Inc.*		7,164	54,231
PolyOne Corp.		13,790	228,500
Quaker Chemical Corp.		2,011	93,853
Sensient Technologies Corp.		7,686	282,537
Spartech Corp.*		4,690	25,092
Stepan Co.		1,288	123,803
TPC Group, Inc.*		2,002	81,702
Tredegar Corp.		3,722	66,028
Zep, Inc.		3,420	51,710
Zoltek Cos., Inc.*		4,214	32,406

			3,878,055

COMMERCIAL BANKS – 6.5%
1st Source Corp.		2,303	51,288
1st United Bancorp, Inc.*		4,685	30,218
Access National Corp.		1,151	15,723
Alliance Financial Corp.		753	30,278
American National Bankshares, Inc.		1,218	27,515
Ameris Bancorp*		3,688	46,432
Ames National Corp.		1,294	26,967
Arrow Financial Corp.		1,610	40,250
Bancfirst Corp.		994	42,702
Banco Latinoamericano de Comercio Exterior SA, Class E	PA	4,391	96,997

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
BancorpSouth, Inc.		14,566	$214,703
Bank of Kentucky Financial Corp.		905	25,105
Bank of Marin Bancorp		834	35,453
Bank of The Ozarks, Inc.		4,512	155,529
Banner Corp.		2,987	80,948
Bar Harbor Bankshares		590	21,087
BBCN Bancorp, Inc.*		12,102	152,606
Berkshire Bancorp, Inc/NY*		735	6,049
Boston Private Financial Holdings, Inc.		12,128	116,308
Bridge Bancorp, Inc.		1,347	31,399
Bridge Capital Holdings*		1,436	22,201
Bryn Mawr Bank Corp.		1,761	39,517
BSB Bancorp, Inc/MA*		1,262	16,280
C&f Financial Corp.		503	19,793
Camden National Corp.		1,191	44,115
Capital Bank Financial Corp., Class A*		491	8,839
Capital City Bank Group, Inc.		1,841	19,588
Cardinal Financial Corp.		4,527	64,736
Cascade Bancorp*		883	4,662
Cathay General Bancorp		12,104	208,915
Center Bancorp, Inc.		1,886	22,481
Centerstate Banks, Inc.		4,666	41,621
Central Pacific Financial Corp.*		3,324	47,533
Century Bancorp, Inc., Class A		538	17,173
Chemical Financial Corp.		4,281	103,600
Citizens & Northern Corp.		1,921	37,671
Citizens Republic Bancorp, Inc.*		6,223	120,415
City Holding Co.		2,287	81,966
CNB Financial Corp.		1,934	33,864
Cobiz Financial, Inc.		5,451	38,157
Columbia Banking System, Inc.		6,164	114,281
Community Banking Systems, Inc.		6,076	171,282
Community Trust Bancorp, Inc.		2,178	77,395
Crescent Financial Bancshares, Inc.*		382	1,738
CVB Financial Corp.		13,619	162,611
Eagle Bancorp, Inc.*		2,604	43,539
Enterprise Bancorp, Inc.		907	15,492
Enterprise Financial Services Corp.		2,718	36,965
Farmers National Banc Corp.		2,985	19,283
Fidelity Southern Corp.		1,445	13,670
Financial Institutions, Inc.		2,148	40,039
First Bancorp		2,398	27,649
First Bancorp, Inc.		1,377	24,166
First Bancorp/Puerto Rico*	PR	10,935	48,333
First Busey Corp.		11,570	56,462
First California Financial Group, Inc.*		3,569	24,840
First Commonwealth Financial Corp.		16,374	115,437
First Community Bancshares, Inc.		2,737	41,767
First Connecticut Bancorp, Inc.		2,723	36,788

	Country Code**	Shares	Value
First Financial Bancorp		8,985	$151,936
First Financial Bankshares, Inc.		4,845	174,565
First Financial Corp.		1,733	54,312
First Interstate BancSystem, Inc.		2,538	37,968
First Merchants Corp.		4,446	66,734
First Midwest Bancorp, Inc.		11,606	145,655
FirstMerit Corp.		16,942	249,556
FNB Corp.		21,550	241,575
FNB United Corp.*		1,520	18,058
German American Bancorp, Inc.		1,964	47,372
Glacier Bancorp, Inc.		11,045	172,081
Great Southern Bancorp, Inc.		1,590	49,147
Guaranty Bancorp*		11,719	23,672
Hancock Holding Co.		11,751	363,693
Hanmi Financial Corp.*		4,894	62,692
Heartland Financial USA, Inc.		2,265	61,767
Heritage Commerce Corp.*		3,237	22,465
Heritage Financial Corp.		2,437	36,628
Heritage Oaks Bancorp*		3,213	18,507
Home Bancshares, Inc.		3,423	116,690
Hometrust Bancshares, Inc.*		3,009	39,869
Horizon Bancorp/IN		700	20,006
Hudson Valley Holding Corp.		2,397	40,869
IBERIABANK Corp.		4,525	207,245
Independent Bank Corp. Massachusetts		3,356	100,982
International Bancshares Corp.		8,182	155,867
Investors Bancorp, Inc.*		6,813	124,269
Lakeland Bancorp, Inc.		4,407	45,612
Lakeland Financial Corp.		2,541	70,132
MainSource Financial Group, Inc.		2,991	38,404
MB Financial, Inc.		8,382	165,544
Mercantile Bank Corp.*		1,347	23,088
Merchants Bancshares, Inc.		789	23,315
Metro Bancorp, Inc.*		2,213	28,039
MetroCorp Bancshares, Inc.*		2,486	26,327
Middleburg Financial Corp.		842	14,954
MidSouth Bancorp, Inc.		1,295	20,966
MidWestOne Financial Group, Inc.		1,039	22,380
National Bankshares, Inc.		1,090	36,188
National Penn Bancshares, Inc.		18,973	172,844
NBT Bancorp, Inc.		5,154	113,749
Northrim BanCorp, Inc.		991	19,959
Old National Bancorp		15,598	212,289
OmniAmerican Bancorp, Inc.*		1,729	39,300
Oriental Financial Group	PR	6,335	66,644
Pacific Capital Bancorp*		644	29,560
Pacific Continental Corp.		2,830	25,272
Pacific Mercantile Bancorp*		1,658	10,843
PacWest Bancorp		4,715	110,190
Park National Corp.		1,760	123,235
Park Sterling Corp.*		5,014	24,769
Peapack Gladstone Financial Corp.		1,357	22,173
Penns Woods Bancorp, Inc.		589	26,110
Peoples Bancorp, Inc.		1,680	38,455

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Pinnacle Financial Partners, Inc.*		5,357	$103,497
Preferred Bank/Los Angeles*		1,823	25,850
PrivateBancorp, Inc.		9,291	148,563
Prosperity Bancshares, Inc.		7,332	312,490
Renasant Corp.		3,910	76,656
Republic Bancorp, Inc.		1,544	33,891
S&T Bancorp, Inc.		4,489	79,051
S.Y. Bancorp, Inc.		1,887	44,646
Sandy Spring Bancorp, Inc.		3,747	72,130
SCBT Financial Corp.		2,343	94,376
Seacoast Banking Corp. of Florida*		11,390	18,110
Sierra Bancorp		1,915	23,478
Simmons First National Corp., Class A		2,649	64,516
Southside Bancshares, Inc.		2,686	58,582
Southwest Bancorp, Inc.*		3,052	33,114
State Bank Financial Corp.		4,907	80,916
Stellarone Corp.		3,577	47,073
Sterling Bancorp		4,797	47,586
Sterling Financial Corp.		4,153	92,487
Suffolk Bancorp*		1,534	22,488
Sun Bancorp, Inc.*		6,195	20,877
Susquehanna Bancshares, Inc.		28,963	302,953
Taylor Capital Group, Inc.*		2,540	43,485
Texas Capital Bancshares, Inc.*		6,196	308,003
The Bancorp, Inc.*		4,443	45,630
The First of Long Island Corp.		1,209	37,249
Tompkins Financial Corp.		1,711	69,330
TowneBank		4,090	62,700
Trico Bancshares		2,487	41,110
Trustmark Corp.		9,986	243,059
UMB Financial Corp.		4,983	242,572
Umpqua Holdings Corp.		17,195	221,644
Union First Market Bankshares Corp.		3,158	49,138
United Bankshares, Inc.		5,778	143,930
United Community Banks, Inc.*		6,450	54,115
Univest Corp. of Pennsylvania		2,625	47,250
Virginia Commerce Bancorp, Inc.*		4,144	36,260
Washington Banking Co.		2,414	34,206
Washington Trust Bancorp, Inc.		2,226	58,477
Webster Financial Corp.		11,092	262,880
WesBanco, Inc.		3,629	75,157
West Bancorporation		2,431	29,294
West Coast Bancorp*		2,987	67,267
Westamerica Bancorporation		4,296	202,127
Western Alliance Bancorp*		10,854	110,711
Wilshire Bancorp, Inc.*		9,619	60,600
Wintrust Financial Corp.		5,582	209,716

			12,226,182

COMMERCIAL SERVICES & SUPPLIES – 2.4%
ABM Industries, Inc.		8,214	155,491
Acco Brands Corp.*		17,506	113,614
Acorn Energy, Inc.		2,736	24,405
American Reprographics Co.*		5,720	24,424

	Country Code**	Shares	Value
Asset Acceptance Capital Corp.*		2,541	$18,956
Asta Funding, Inc.		1,685	15,822
AT Cross Co., Class A*		1,538	15,334
Casella Waste Systems, Inc., Class A*		3,989	17,073
Ceco Environmental Corp.		1,075	10,503
Cenveo, Inc.*		8,361	19,147
CompX International, Inc.		143	2,171
Consolidated Graphics, Inc.*		1,222	31,882
Courier Corp.		1,514	18,501
Deluxe Corp.		7,857	240,110
Encore Capital Group, Inc.*		3,440	97,214
EnergySolutions, Inc.*		12,230	33,388
Enernoc, Inc.*		3,731	48,428
Ennis, Inc.		4,036	66,231
G&K Services, Inc.		2,914	91,237
Geo Group, Inc.		9,448	261,426
Healthcare Services Group, Inc.		10,335	236,362
Heritage-Crystal Clean, Inc.*		1,216	24,138
Herman Miller, Inc.		8,896	172,938
HNI Corp.		6,979	178,034
Innerworkings, Inc.*		4,933	64,228
Interface, Inc.		9,035	119,352
Intersections, Inc.		1,381	14,556
Kimball International, Inc.		5,056	61,784
Knoll, Inc.		7,397	103,188
McGrath Rentcorp.		3,831	99,951
Metalico, Inc.*		6,131	15,695
Mine Safety Appliances Co.		4,240	158,025
Mobile Mini, Inc.*		5,913	98,806
Multi-Color Corp.		2,069	47,918
NL Industries, Inc.		1,001	11,502
Performant Financial Corp.*		1,243	13,263
Portfolio Recovery Associates, Inc.*		2,656	277,366
Quad Graphics, Inc.		3,881	65,822
Schawk, Inc.		1,819	23,738
Standard Parking Corp.*		2,415	54,168
Steelcase, Inc., Class A		11,778	116,013
Swisher Hygiene, Inc.*		17,665	24,378
SYKES Enterprises, Inc.*		6,016	80,855
Team, Inc.*		3,079	98,066
Tetra Tech, Inc.*		9,781	256,849
The Brink’s Co.		7,237	185,919
TMS International Corp., Class A*		1,934	19,147
TRC Companies, Inc.*		2,455	18,462
UniFirst Corp.		2,223	148,474
United Stationers, Inc.		6,201	161,350
US Ecology, Inc.		2,852	61,546
Viad Corp.		3,133	65,354

			4,382,604

COMMUNICATIONS EQUIPMENT – 2.0%
ADTRAN, Inc.		9,790	169,171
Ambient Corp.*		418	2,199
Anaren, Inc.*		2,143	42,839
Arris Group, Inc.*		17,388	222,393
Aruba Networks, Inc.*		17,221	387,214

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Aviat Networks, Inc.*		9,518	$22,653
Aware, Inc.		1,939	12,216
Bel Fuse, Inc., Class B		1,640	30,635
Black Box Corp.		2,689	68,596
CalAmp Corp.*		4,429	36,362
Calix, Inc.*		5,999	38,394
Ciena Corp.*		15,270	207,672
Comtech Telecommunications Corp.		2,772	76,618
Digi International, Inc.*		3,995	40,589
Emulex Corp.*		13,457	97,025
Extreme Networks, Inc.*		14,597	48,754
Finisar Corp.*		14,043	200,815
Globecomm Systems, Inc.*		3,591	40,040
Harmonic, Inc.*		18,175	82,514
Infinera Corp.*		16,946	92,864
Interdigital, Inc.		6,818	254,175
Ixia*		6,526	104,873
KVH Industries, Inc.*		2,278	30,730
Loral Space & Communications, Inc.		1,698	120,728
NETGEAR, Inc.*		5,841	222,776
NumereX Corp.*		1,551	17,573
Oclaro, Inc.*		11,211	30,270
Oplink Communications, Inc.*		2,869	47,453
ParkerVision, Inc.*		11,665	27,296
PC-Tel, Inc.		2,776	19,571
Plantronics, Inc.		6,552	231,482
Procera Networks, Inc.*		2,979	70,007
Shoretel, Inc.*		7,381	30,188
Sonus Networks, Inc.*		32,864	61,784
Sycamore Networks, Inc.*		3,156	48,602
Symmetricom, Inc.*		6,419	44,740
Tellabs, Inc.		56,030	198,346
Telular Corp.		2,623	25,968
Tessco Technologies, Inc.		861	18,227
Ubiquiti Networks, Inc.*		1,597	19,004
Viasat, Inc.*		5,763	215,421
Westell Technologies, Inc., Class A*		7,348	15,725

			3,774,502

COMPUTERS & PERIPHERALS – 0.7%
3d Systems Corp.*		7,219	237,144
Avid Technology, Inc.*		4,457	42,163
Cray, Inc.*		5,751	73,038
Datalink Corp.*		2,377	19,682
Eletronics for Imaging, Inc.*		7,165	119,011
Imation Corp.*		4,713	26,346
Immersion Corp.*		4,343	23,756
Intermec, Inc.*		9,166	56,921
Intevac, Inc.*		3,566	21,788
OCZ Technology Group, Inc.*		10,428	36,185
QLogic Corp.*		14,960	170,843
Quantum Corp.*		36,368	58,552
Silicon Graphics International Corp.*		4,927	44,836
STEC, Inc.*		5,501	37,132
Stratasys, Inc.*		3,283	178,595
Super Micro Computer, Inc.*		4,499	54,123

	Country Code**	Shares	Value
Synaptics, Inc.*		5,218	$125,336

			1,325,451

CONSTRUCTION & ENGINEERING – 0.8%
Aegion Corp.*		6,077	116,435
Argan, Inc.		1,560	27,222
Comfort Systems USA, Inc.		5,800	63,394
Dycom Industries, Inc.*		5,214	74,977
EMCOR Group, Inc.		10,263	292,906
Furmanite Corp.*		5,757	32,700
Granite Construction, Inc.		5,929	170,281
Great Lakes Dredge & Dock Co.		9,192	70,779
Layne Christensen Co.*		3,040	59,614
Mastec, Inc.*		8,420	165,874
Michael Baker Corp.*		1,331	31,758
Myr Group, Inc.*		3,176	63,361
Northwest Pipe Co.*		1,429	35,225
Orion Marine Group, Inc.*		4,183	31,080
Pike Electric Corp.*		2,676	21,274
Primoris Services Corp.		4,636	60,500
Sterling Construction Co., Inc.*		2,495	24,900
Tutor Perini Corp.*		5,507	63,000

			1,405,280

CONSTRUCTION MATERIALS – 0.3%
Eagle Materials, Inc.		6,997	323,681
Headwaters, Inc.*		9,465	62,280
Texas Industries, Inc.		3,464	140,811
United States Lime & Minerals, Inc.*		271	13,065

			539,837

CONSUMER FINANCE – 0.6%
Cash America International, Inc.		4,561	175,918
Credit Acceptance Corp.*		1,240	106,032
DFC Global Corp.*		6,868	117,786
EZCORP, Inc., Class A*		7,445	170,714
First Cash Financial Services, Inc.*		4,456	205,021
Green Dot Corp., Class A*		3,750	45,862
Nelnet, Inc., Class A		3,773	89,571
Netspend Holdings, Inc.*		4,854	47,715
Nicholas Financial, Inc.	CA	1,712	22,102
Regional Management Corp.*		798	13,766
The First Marblehead Corp.*		9,399	9,869
World Acceptance Corp.*		1,638	110,483

			1,114,839

CONTAINERS & PACKAGING – 0.2%
AEP Industries, Inc.*		639	38,717
Boise, Inc.		15,469	135,508
Graphic Packaging Holding Co.*		25,729	149,486
Myers Industries, Inc.		5,191	81,083
UFP Technologies, Inc.*		830	14,600

			419,394

DISTRIBUTORS – 0.2%
Core-Mark Holding Co., Inc.		1,766	84,962

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Pool Corp.		7,305	$303,742
VOXX International Corp.*		2,847	21,296
Weyco Group, Inc.		1,014	24,691

			434,691

DIVERSIFIED CONSUMER SERVICES – 1.1%
American Public Education, Inc.*		2,789	101,603
Ascent Capital Group, Inc., Class A*		2,182	117,850
Bridgepoint Education, Inc.*		2,728	27,689
Capella Education Co.*		2,087	73,170
Career Education Corp.*		7,855	29,613
Carriage Services, Inc.		2,442	23,614
Coinstar, Inc.*		4,824	216,984
Collectors Universe, Inc.		824	11,561
Corinthian Colleges, Inc.*		12,102	28,803
Education Management Corp.*		4,122	12,819
Grand Canyon Education, Inc.*		6,182	145,462
Hillenbrand, Inc.		8,423	153,214
K12, Inc.*		4,130	83,426
Lincoln Educational Services Corp.		3,604	15,137
Mac-Gray Corp.		1,851	24,822
Matthews International Corp.		4,347	129,628
National American University Holdings, Inc.		1,554	7,770
Regis Corp.		8,817	162,057
Sotheby’s		10,443	328,955
Steiner Leisure Ltd.*	BS	2,356	109,672
Stewart Enterprises, Inc., Class A		11,591	97,306
Strayer Education, Inc.		1,835	118,082
Universal Technical Institute, Inc.		3,298	45,183

			2,064,420

DIVERSIFIED FINANCIAL SERVICES – 0.3%
California First National Bancorp		338	6,233
Gain Capital Holdings, Inc.		2,646	13,045
Marketaxess Holdings, Inc.		5,624	177,718
Marlin Business Services Corp.		1,248	26,470
MicroFinancial, Inc.		1,511	13,825
Newstar Financial, Inc.*		4,033	48,356
PHH Corp.*		8,707	177,187
Pico Holdings, Inc.*		3,529	80,532
Resource America, Inc.		2,027	13,865

			557,231

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.6%
8x8, Inc.*		10,992	72,108
Atlantic Tele-network, Inc.		1,398	60,086
Cbeyond, Inc.*		4,128	40,702
Cincinnati Bell, Inc.*		30,389	173,217
Cogent Communications Group, Inc.		7,176	164,976
Consolidated Communications Holdings, Inc.		6,218	106,888
FairPoint Communications, Inc.*		3,256	24,615

	Country Code**	Shares	Value
General Communication, Inc., Class A*		5,643	$55,301
Hawaiian Telcom Holdco, Inc.*		1,585	28,102
HickoryTech Corp.		2,186	23,128
IDT Corp., Class B		2,420	24,853
inContact, Inc.*		5,670	36,968
Iridium Communications, Inc.*		7,684	56,247
Lumos Networks Corp.		2,384	18,738
MagicJack VocalTec Ltd.*	IL	2,343	57,474
Neutral Tandem, Inc.*		4,344	40,747
ORBCOMM, Inc.*		5,631	21,060
Premiere Global Services, Inc.*		7,747	72,435
Primus Telecommunications Group, Inc.		1,772	27,059
Towerstream Corp.*		7,322	29,727
Vonage Holdings Corp.*		22,035	50,240

			1,184,671

ELECTRIC UTILITIES – 1.5%
ALLETE, Inc.		5,878	245,348
Cleco Corp.		9,417	395,326
El Paso Electric Co.		6,168	211,254
IDACORP, Inc.		7,728	334,391
MGE Energy, Inc.		3,558	188,538
Otter Tail Corp.		5,582	133,186
PNM Resources, Inc.		12,300	258,669
Portland General Electric Co.		11,655	315,151
The Empire District Electric Co.		6,527	140,657
UIL Holdings Corp.		7,805	279,887
Unitil Corp.		2,114	57,543
UNS Energy Corp.		6,207	259,825

			2,819,775

ELECTRICAL EQUIPMENT – 1.2%
A123 Systems, Inc.*		16,888	4,222
Acuity Brands, Inc.		6,532	413,410
American Superconductor Corp.*		6,022	24,991
AZZ, Inc.		3,885	147,552
Belden, Inc.		6,998	258,086
Brady Corp., Class A		7,526	220,361
Capstone Turbine Corp.*		46,179	46,179
Coleman Cable, Inc.		1,303	12,561
Encore Wire Corp.		2,559	74,877
EnerSys*		7,399	261,111
Enphase Energy, Inc.*		1,195	4,947
Franklin Electric Co., Inc.		3,606	218,127
FuelCell Energy, Inc.*		23,651	20,813
Generac Holdings, Inc.		3,839	87,875
Global Power Equipment Group, Inc.		2,654	49,073
II-VI, Inc.*		8,063	153,358
LSI Industries, Inc.		2,962	19,964
Powell Industries, Inc.*		1,376	53,210
Preformed Line Products Co.		355	19,280
Thermon Group Holdings, Inc.*		2,286	57,127
Vicor Corp.		3,043	20,297

			2,167,421

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 2.3%
Aeroflex Holding Corp.*		2,974	$19,718
Agilysys, Inc.*		2,195	18,877
Anixter International, Inc.		4,344	249,606
Audience, Inc.*		951	5,896
Badger Meter, Inc.		2,246	81,732
Benchmark Electronics, Inc.*		8,915	136,132
Brightpoint, Inc.*		10,712	96,194
Checkpoint Systems, Inc.*		6,189	51,245
Cognex Corp.		6,592	227,951
Coherent, Inc.*		3,632	166,564
CTS Corp.		5,255	52,918
Daktronics, Inc.		5,612	53,370
DTS, Inc.*		2,831	65,906
Echelon Corp.*		5,882	22,587
Electro Rent Corp.		2,911	51,496
Electro Scientific Industries, Inc.		3,396	41,499
Fabrinet*	KY	3,409	39,510
FARO Technologies, Inc.*		2,619	108,217
FEI Co.		5,852	313,082
Gerber Scientific, Inc.		4,364	44
GSI Group, Inc.*	CA	4,509	40,175
Insight Enterprises, Inc.*		6,862	119,948
InvenSense, Inc.*		5,646	67,470
KEMET Corp.*		6,927	30,479
Key Tronic Corp.*		1,671	16,576
Littelfuse, Inc.		3,328	188,165
Maxwell Technologies, Inc.*		4,490	36,459
Measurement Specialties, Inc.*		2,332	76,909
Mercury Computer Systems, Inc.*		4,794	50,912
Mesa Laboratories, Inc.		404	19,546
Methode Electronics, Inc.		5,716	55,502
MTS Systems Corp.		2,490	133,340
Multi Fineline Electronix, Inc.*		1,347	30,375
Neonode, Inc.*		3,564	13,436
Newport Corp.*		5,906	65,320
OSI Systems, Inc.*		3,061	238,268
Park Electrochemical Corp.		3,219	79,928
PC Connection, Inc.		1,378	15,861
Plexus Corp.*		5,365	162,506
Power-One, Inc.*		10,423	58,369
RadiSys Corp.*		3,579	12,884
Reald, Inc.*		6,793	60,729
Richardson Electronics Ltd.		1,968	23,360
Rofin-Sinar Technologies, Inc.*		4,415	87,108
Rogers Corp.*		2,508	106,239
Sanmina-SCI Corp.*		12,609	107,050
ScanSource, Inc.*		4,257	136,309
SYNNEX Corp.*		4,065	132,438
TTM Technologies, Inc.*		8,219	77,505
Universal Display Corp.*		6,116	210,268
Viasystems Group, Inc.*		586	10,138
Vishay Precision Group, Inc.*		1,829	25,569
Zygo Corp.*		2,526	46,201

			4,337,886

	Country Code**	Shares	Value
ENERGY EQUIPMENT & SERVICES – 1.9%
Basic Energy Services, Inc.*		4,781	$53,643
Bolt Technology Corp.		1,319	18,967
Bristow Group, Inc.		5,497	277,873
C&J Energy Services, Inc.*		6,895	137,210
Cal Dive International, Inc.*		14,810	22,659
Dawson Geophysical Co.*		1,225	30,944
Dril-Quip, Inc.*		6,201	445,728
Exterran Holdings, Inc.*		9,955	201,887
Forbes Energy Services Ltd*		2,160	7,560
Forum Energy Technologies, Inc.*		3,427	83,345
Geospace Technologies Corp.*		987	120,819
Global Geophysical Services, Inc.*		2,954	16,277
Gulf Island Fabrication, Inc.		2,221	61,899
Gulfmark Offshore, Inc., Class A*		4,145	136,951
Heckmann Corp.*		20,726	87,049
Helix Energy Solutions Group, Inc.*		16,264	297,143
Hercules Offshore, Inc.*		24,508	119,599
Hornbeck Offshore Services, Inc.*		5,445	199,559
Ion Geophysical Corp.*		20,440	141,854
Key Energy Services, Inc.*		23,219	162,533
Lufkin Industries, Inc.		5,171	278,303
Matrix Service Co.*		3,973	41,995
Mitcham Industries, Inc.*		1,977	31,494
Natural Gas Services Group, Inc.*		1,900	28,405
Newpark Resources, Inc.*		13,929	103,214
Parker Drilling Co.*		18,187	76,931
Phi, Inc.*		2,010	63,235
Pioneer Energy Services Corp.*		9,570	74,550
RigNet, Inc.*		1,891	34,983
Tesco Corp.*	CA	4,560	48,701
TETRA Technologies, Inc.*		11,994	72,564
TGC Industries, Inc.		2,306	16,603
Union Drilling, Inc.*		2,181	14,155
Vantage Drilling Co.*	KY	29,410	54,114
Willbros Group, Inc.*		5,987	32,150

			3,594,896

FOOD & STAPLES RETAILING – 1.1%
Arden Group, Inc., Class A		171	16,591
Casey’s General Stores, Inc.		5,874	335,640
Chefs’ Warehouse Holdings, LLC*		1,680	27,518
Harris Teeter Supermarkets, Inc.		6,762	262,636
Ingles Markets, Inc.		1,895	30,983
Nash Finch Co.		1,867	38,124
Natural Grocers By Vitamin Cottage, Inc.*		1,031	23,012
PriceSmart, Inc.		2,794	211,562
Rite Aid Corp.*		101,918	119,244
Roundy’s, Inc.		3,158	19,106
Spartan Stores, Inc.		3,343	51,181
SUPERVALU, Inc.		32,840	79,144

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Susser Holdings Corp.*		1,735	$62,755
The Andersons, Inc.		2,877	108,348
The Pantry, Inc.*		3,470	50,489
United Natural Foods, Inc.*		7,534	440,362
Village Super Market, Inc.		1,306	48,009
Weis Markets, Inc.		1,701	72,003

			1,996,707

FOOD PRODUCTS – 1.6%
Alico, Inc.		536	16,739
Annie’s, Inc.*		766	34,347
B&G Foods, Inc.		7,466	226,294
Cal-Maine Foods, Inc.		2,245	100,890
Calavo Growers, Inc.		1,837	45,925
Chiquita Brands International, Inc.*		7,060	53,938
Darling International, Inc.*		18,125	331,506
Diamond Foods, Inc.		3,412	64,214
Dole Food Co., Inc.*		5,549	77,852
Farmer Brothers Co.*		1,092	10,385
Fresh Del Monte Produce, Inc.	KY	5,823	149,069
Griffin Land & Nurseries, Inc.		414	13,964
Hain Celestial Group, Inc.*		5,692	358,596
Inventure Foods, Inc.*		2,043	11,625
J & J Snack Foods Corp.		2,287	131,114
John B. Sanfilippo & Son, Inc.*		1,231	16,028
Lancaster Colony Corp.		2,842	208,177
Lifeway Foods, Inc.		699	6,641
Limoneira Co.		1,270	23,406
Omega Protein Corp.*		3,050	20,923
Pilgrim’s Pride Corp.*		9,321	47,630
Post Holdings, Inc.*		4,261	128,086
Sanderson Farms, Inc.		3,526	156,449
Seneca Foods Corp.*		1,398	41,744
Smart Balance, Inc.*		9,147	110,496
Snyders-Lance, Inc.		6,774	169,350
Tootsie Roll Industries, Inc.		3,661	98,774
TreeHouse Foods, Inc.*		5,540	290,850
Westway Group, Inc.		1,863	11,532

			2,956,544

GAS UTILITIES – 1.1%
Chesapeake Utilities Corp.		1,491	70,614
Delta Natural Gas Co, Inc.		1,093	21,160
New Jersey Resources Corp.		6,408	292,974
Northwest Natural Gas Co.		4,128	203,263
Piedmont Natural Gas Co.		11,078	359,813
South Jersey Industries, Inc.		4,685	247,977
Southwest Gas Corp.		7,120	314,704
The Laclede Group, Inc.		3,479	149,597
WGL Holdings, Inc.		7,954	320,149

			1,980,251

HEALTH CARE EQUIPMENT & SUPPLIES – 3.3%
Abaxis, Inc.*		3,362	120,763
ABIOMED, Inc.*		5,188	108,896
Accuray, Inc.*		11,036	78,135
Align Technology, Inc.*		11,086	409,849
Alphatec Holdings, Inc.*		8,640	14,256
Analogic Corp.		1,883	147,194
Angiodynamics, Inc.*		3,768	45,970

	Country Code**	Shares	Value
Anika Therapeutics, Inc.*		1,864	$27,997
Antares Pharma, Inc.*		14,162	61,746
Arthrocare Corp.*		4,275	138,510
AtriCure, Inc.*		2,258	16,800
Atrion Corp.		244	54,046
Cantel Medical Corp.		3,290	89,093
Cardiovascular Systems, Inc.*		2,517	29,097
Cerus Corp.*		8,535	29,019
Conceptus, Inc.*		4,855	98,605
CONMED Corp.		4,369	124,516
Cryolife, Inc.		4,264	28,654
Cyberonics, Inc.*		4,246	222,575
Cynosure, Inc., Class A*		1,500	39,570
Derma Sciences, Inc.*		1,418	14,719
Dexcom, Inc.*		10,528	158,236
Endologix, Inc.*		8,576	118,520
EnteroMedics, Inc.*		4,164	15,199
Exactech, Inc.*		1,336	23,821
Globus Medical, Inc., Class A*		1,439	25,945
Greatbatch, Inc.*		3,650	88,805
Haemonetics Corp.*		3,904	313,101
Hansen Medical, Inc.*		8,372	16,325
Heartware International, Inc.*		2,171	205,138
ICU Medical, Inc.*		1,936	117,089
Insulet Corp.*		7,326	158,095
Integra Lifesciences Holdings Corp.*		3,008	123,629
Invacare Corp.		4,901	69,300
Iris International, Inc.*		2,440	47,629
Mako Surgical Corp.*		5,599	97,479
Masimo Corp.*		7,672	185,509
Meridian Bioscience, Inc.		6,384	122,445
Merit Medical Systems, Inc.*		6,500	97,045
Natus Med, Inc.*		4,526	59,155
Navidea Biopharmaceuticals, Inc.*		14,992	41,228
Neogen Corp.*		3,608	154,062
NuVasive, Inc.*		6,620	151,664
Nxstage Medical, Inc.*		7,619	100,647
OraSure Technologies, Inc.*		8,389	93,286
Orthofix International NV*	AN	2,890	129,327
Palomar Medical Technologies, Inc.*		3,037	28,669
PhotoMedex, Inc.*		2,053	28,865
Quidel Corp.*		4,357	82,478
Rochester Medical Corp.*		1,679	19,829
Rockwell Medical Technologies, Inc.*		3,165	25,858
RTI Biologics, Inc.*		8,623	35,958
Solta Medical, Inc.*		10,333	32,446
Spectranetics Corp.*		5,325	78,544
Staar Surgical Co.*		5,651	42,722
STERIS Corp.		8,920	316,392
Surmodics, Inc.*		1,933	39,085
Symmetry Medical, Inc.*		5,632	55,700
Tornier NV*	NL	2,330	44,154
Unilife Corp.*		12,307	38,398
Utah Medical Products, Inc.		512	17,403
Vascular Solutions, Inc.*		2,546	37,706
Volcano Corp.*		8,182	233,760

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
West Pharmaceutical Services, Inc.		5,219	$276,972
Wright Medical Group, Inc.*		6,085	134,539
Young Innovations, Inc.		857	33,509
Zeltiq Aesthetics, Inc.*		2,641	14,895

			6,230,571

HEALTH CARE PROVIDERS & SERVICES – 2.9%
Acadia Healthcare Co, Inc.*		3,556	84,811
Accretive Health, Inc.*		8,722	97,337
Air Methods Corp.*		1,976	235,875
Almost Family, Inc.*		1,297	27,600
Amedisys, Inc.*		4,645	64,147
AMN Healthcare Services, Inc.*		6,333	63,710
AmSurg Corp.*		4,838	137,302
Assisted Living Concepts, Inc., Class A		3,042	23,210
Bio-Reference Labs, Inc.*		3,810	108,890
Bioscrip, Inc.*		6,810	62,039
Capital Senior Living Corp.*		4,344	62,858
Centene Corp.*		7,953	297,522
Chemed Corp.		2,960	205,098
Chindex International, Inc.*		1,758	18,160
Corvel Corp.*		984	44,034
Cross Country Healthcare, Inc.*		4,180	19,730
Emeritus Corp.*		4,741	99,276
ExamWorks Group, Inc.*		4,516	67,379
Five Star Quality Care, Inc.*		6,522	33,327
Gentiva Health Services, Inc.*		4,611	52,196
Hanger Orthopedic Group, Inc.*		5,247	149,697
HEALTHSOUTH Corp.*		14,662	352,768
Healthways, Inc.*		5,143	60,224
HMS Holdings Corp.*		13,253	443,048
IPC The Hospitalist Co.*		2,560	116,992
Kindred Healthcare, Inc.*		8,181	93,100
Landauer, Inc.		1,460	87,191
LHC Group, Inc.*		2,444	45,141
Magellan Health Services, Inc.*		4,193	216,401
Metropolitan Health Networks, Inc.*		6,847	63,951
Molina Healthcare, Inc.*		4,644	116,797
MWI Veterinary Supply, Inc.*		1,954	208,453
National Healthcare Corp.		1,620	77,339
National Research Corp.		389	19,555
Owens & Minor, Inc.		9,767	291,838
PDI, Inc.*		1,464	11,668
Pharmerica Corp.*		4,544	57,527
Providence Service Corp.*		1,994	25,902
PSS World Medical, Inc.*		7,735	176,203
Select Medical Holdings Corp.*		5,390	60,530
Skilled Healthcare Group, Inc., Class A*		2,916	18,750
Sun Healthcare Group, Inc.*		3,979	33,682
Sunrise Senior Living, Inc.*		9,032	128,887
Team Health Holdings, Inc.*		4,389	119,074
The Ensign Group, Inc.		2,687	82,236

	Country Code**	Shares	Value
Triple-S Management Corp., Class B*	PR	2,980	$62,282
U.S. Physical Therapy, Inc.		1,803	49,817
Universal American Corp.*		5,807	53,657
Vanguard Health Systems, Inc.*		4,868	60,217
WellCare Health Plans, Inc.*		6,650	376,057

			5,463,485

HEALTH CARE TECHNOLOGY – 0.7%
athenahealth, Inc.*		5,527	507,213
Computer Programs and Systems, Inc.		1,711	95,046
ePocrates, Inc.*		2,841	33,098
Greenway Medical Technologies, Inc.*		1,228	20,999
HealthStream, Inc.*		3,034	86,348
MedAssets, Inc.*		8,946	159,239
Medidata Solutions, Inc.*		3,413	141,639
Mediware Information Systems, Inc.*		532	11,656
Merge Healthcare, Inc.*		9,062	34,707
Omnicell, Inc.*		5,170	71,863
Quality Systems, Inc.		6,118	113,489
Vocera Communications, Inc.*		1,053	32,548

			1,307,845

HOTELS, RESTAURANTS & LEISURE – 3.2%
AFC Enterprises, Inc.*		3,767	92,668
Ameristar Casinos, Inc.		5,094	90,673
Biglari Holdings, Inc.*		186	67,901
BJ’s Restaurants, Inc.*		3,787	171,740
Bloomin’ Brands, Inc.*		2,780	45,731
Bluegreen Corp.*		2,230	14,004
Bob Evans Farms, Inc.		4,467	174,794
Boyd Gaming Corp.*		8,618	60,843
Bravo Brio Restaurant Group, Inc.*		3,001	43,665
Buffalo Wild Wings, Inc.*		2,861	245,302
Caesars Entertainment Corp.*		5,608	38,134
Caribou Coffee Co., Inc.*		3,272	44,925
Carrols Restaurant Group, Inc.*		2,464	14,193
CEC Entertainment, Inc.		2,830	85,240
Churchill Downs, Inc.		2,008	125,942
Chuy’s Holdings, Inc.*		986	24,177
Cracker Barrel Old Country Store, Inc.		2,957	198,444
Del Frisco’s Restaurant Group, Inc.*		820	12,218
Dennys Corp.*		14,891	72,221
DineEquity, Inc.*		2,363	132,328
Domino’s Pizza, Inc.		8,928	336,586
Einstein Noah Restaurant Group, Inc.		981	17,354
Fiesta Restaurant Group, Inc.*		2,488	39,485
Frisch’s Restaurants, Inc.		501	9,945
Ignite Restaurant Group, Inc.*		1,033	14,400
International Speedway Corp., Class A		4,267	121,055
Interval Leisure Group, Inc.		5,995	113,485
Isle of Capri Casinos, Inc.*		3,159	21,955

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Jack In The Box, Inc.*		6,787	$190,783
Jamba, Inc.*		10,242	22,840
Krispy Kreme Doughnuts, Inc.*		9,228	73,178
Life Time Fitness, Inc.*		6,601	301,930
Luby’s, Inc.*		3,147	21,179
Marcus Corp.		3,031	33,644
Marriott Vacations Worldwide Corp.*		4,079	146,926
Monarch Casino & Resort, Inc.*		1,330	11,584
Morgans Hotel Group*		3,366	21,610
MTR Gaming Group, Inc.*		3,528	14,853
Multimedia Games Holding Company, Inc.*		4,242	66,727
Nathan’s Famous, Inc.*		424	13,335
Orient-Express Hotels Ltd.*	BM	14,860	132,254
Papa John’s International, Inc.*		2,772	148,052
Peet’s Coffee & Tea, Inc.*		2,039	149,540
Pinnacle Entertainment, Inc.*		9,683	118,617
Premier Exhibitions, Inc.*		3,941	9,340
Red Lion Hotels Corp.*		2,134	13,337
Red Robin Gourmet Burgers, Inc.*		2,270	73,911
Ruby Tuesday, Inc.*		9,888	71,688
Ruth’s Chris Steak House, Inc.*		5,435	34,621
Ryman Hospitality Properties, Inc.*		4,408	174,248
Scientific Games Corp., Class A*		8,740	72,280
Shuffle Master, Inc.*		8,519	134,685
Six Flags Entertainment Corp.		6,119	359,797
Sonic Corp.*		9,361	96,137
Speedway Motorsports, Inc.		1,785	27,489
Texas Roadhouse, Inc., Class A		9,658	165,152
The Cheesecake Factory, Inc.		8,328	297,726
Town Sports International Holdings, Inc.*		3,586	44,359
Vail Resorts, Inc.		5,550	319,957
WMS Industries, Inc.*		8,534	139,787

			5,930,974

HOUSEHOLD DURABLES – 1.1%
American Greetings Corp.		5,447	91,510
Bassett Furniture Industries, Inc.		1,741	21,675
Beazer Homes USA, Inc.*		19,103	67,816
Blyth, Inc.		1,612	41,896
Cavco Industries, Inc.*		1,062	48,735
CSS Industries, Inc.		1,515	31,133
Ethan Allen Interiors, Inc.		3,753	82,266
Flexsteel Industries, Inc.		682	14,117
Helen of Troy Ltd.*	BM	4,850	154,375
Hooker Furniture Corp.		1,627	21,135
Hovnanian Enterprises, Inc., Class A*		15,497	53,620
Irobot Corp.*		4,246	96,639
KB Home		11,879	170,464
La-Z-Boy, Inc.*		8,021	117,347
Libbey, Inc.*		3,170	50,023
Lifetime Brands, Inc.		1,533	18,258

	Country Code**	Shares	Value
M.D.C. Holdings, Inc.		5,904	$227,363
M/I Homes, Inc.*		3,270	63,242
Meritage Homes Corp.*		4,719	179,463
NACCO Industries, Inc., Class A		852	106,849
Sealy Corp.*		7,726	16,843
Skullcandy, Inc.*		2,484	34,155
Standard Pacific Corp.*		17,953	121,362
The Ryland Group, Inc.		6,885	206,550
Universal Electronics, Inc.*		2,307	40,557
Zagg, Inc.*		3,937	33,583

			2,110,976

HOUSEHOLD PRODUCTS – 0.2%
Central Garden and Pet Co., Class A*		5,974	72,166
Harbinger Group, Inc.*		6,329	53,354
Oil-Dri Corp. of America		751	17,378
Orchids Paper Products Co		879	15,857
Spectrum Brands Holdings, Inc.		3,542	141,715
WD-40 Co.		2,459	129,442

			429,912

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.4%
American Dg Energy, Inc.*		4,011	10,389
Atlantic Power Corp.	CA	17,478	261,471
Genie Energy Ltd., Class B		2,296	16,462
GenOn Energy, Inc.*		118,804	300,574
Ormat Technologies, Inc.		2,720	51,000

			639,896

INDUSTRIAL CONGLOMERATES – 0.2%
Raven Industries, Inc.		5,561	163,660
Seaboard Corp.*		47	106,226
Standex International Corp.		1,958	87,033

			356,919

INSURANCE – 2.4%
Alterra Capital Holdings Ltd.	BM	13,277	317,851
American Equity Investment Life Holding Co.		9,305	108,217
American Safety Insurance Holdings, Ltd.*	BM	1,462	27,325
AMERISAFE, Inc.*		2,876	78,055
Amtrust Financial Services, Inc.		4,264	109,236
Argo Group International Holdings, Inc.	BM	4,063	131,601
Baldwin & Lyons, Inc., Class B		1,501	35,889
Citizens, Inc.*		6,045	63,412
CNO Financial Group, Inc.		32,648	315,053
Crawford & Co., Class B		4,228	21,182
Donegal Group, Inc.		1,304	18,308
Eastern Insurance Holdings, Inc.		1,138	19,084
eHealth, Inc.*		3,113	58,431
EMC Insurance Group, Inc.		816	17,136
Enstar Group Ltd.*	BM	1,298	129,346
FBL Financial Group, Inc.		1,498	49,734
First American Financial Corp.		16,470	356,905

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Flagstone Reinsurance Holdings SA	LU	8,426	$72,379
Fortegra Financial Corp.*		1,250	9,913
Global Indemnity PLC*	IE	1,656	36,233
Greenlight Capital Re, Ltd., Class A*	KY	4,423	109,469
Hallmark Financial Services, Inc.*		2,316	18,852
Hilltop Holdings, Inc.*		6,254	79,488
Homeowners Choice, Inc.		1,211	28,459
Horace Mann Educators Corp.		6,239	112,988
Independence Holding Co.		1,216	12,245
Infinity Property & Casualty Corp.		1,869	112,869
Investors Title Co		221	14,418
Kansas City Life Insurance Co.		623	24,004
Maiden Holdings Ltd.	BM	8,000	71,120
Meadowbrook Insurance Group, Inc.		8,020	61,674
Montpelier Re Holdings Ltd.	BM	7,834	173,366
National Financial Partners Corp.*		6,301	106,487
National Interstate Corp.		1,033	26,651
National Western Life Insurance Co.		331	47,416
Navigators Group, Inc.*		1,588	78,169
OneBeacon Insurance Group Ltd., Class A	BM	3,701	49,741
Platinum Underwriters Holdings Ltd.	BM	5,447	222,619
Presidential Life Corp.		3,381	47,097
Primerica, Inc.		7,251	207,669
RLI Corp.		3,325	221,645
Safety Insurance Group, Inc.		2,038	93,503
SeaBright Insurance Holdings, Inc.		3,208	35,288
Selective Insurance Group, Inc.		8,555	162,460
State Auto Financial Corp.		2,270	37,205
Stewart Information Services Corp.		2,866	57,721
Symetra Financial Corp.		12,002	147,625
The Phoenix Cos., Inc.*		913	28,002
Tower Group, Inc.		5,468	106,025
United Fire Group, Inc.		3,164	79,480
Universal Insurance Holdings, Inc.		3,334	12,836

			4,561,881

INTERNET & CATALOG RETAIL – 0.4%
1-800-Flowers.com, Inc., Class A*		4,057	15,133
Blue Nile, Inc.*		1,923	71,324
Cafepress, Inc.*		717	6,532
Geeknet, Inc.*		691	13,371
HSN, Inc.		5,839	286,403
Kayak Software Corp.*		511	18,054
NutriSystem, Inc.		4,380	46,121
Orbitz Worldwide, Inc.*		3,552	9,057
Overstock.com, Inc.*		1,781	18,451
PetMed Express Common, Inc.		3,154	31,666

	Country Code**	Shares	Value
Shutterfly, Inc.*		5,497	$171,067
US Auto Parts Network, Inc.*		2,172	7,515
Vitacost.com, Inc.*		3,418	23,174

			717,868

INTERNET SOFTWARE & SERVICES – 2.4%
Active Network, Inc.*		5,991	75,067
Ancestry.com, Inc.*		4,478	134,698
Angie’s List, Inc.*		5,502	58,211
Bankrate, Inc.*		7,143	111,288
Bazaarvoice, Inc.*		1,555	23,558
Blucora, Inc.*		6,199	110,404
Brightcove, Inc.*		921	10,757
Carbonite, Inc.*		1,774	12,436
ComScore, Inc.*		5,460	83,265
Constant Contact, Inc.*		4,708	81,919
Cornerstone OnDemand, Inc.*		5,175	158,666
Costar Group, Inc.*		4,347	354,454
DealerTrack Holdings, Inc.*		6,524	181,693
Demand Media, Inc.*		4,609	50,100
Demandware, Inc.*		997	31,655
Dice Holdings, Inc.*		7,069	59,521
Digital River, Inc.*		5,703	95,012
E2open, Inc.*		578	7,849
Earthlink, Inc.		16,403	116,789
Envestnet, Inc.*		3,370	39,429
ExactTarget, Inc.*		1,501	36,354
Internap Network Services Corp.*		8,210	57,881
Intralinks Holdings, Inc.*		5,456	35,682
iPass, Inc.*		8,043	17,695
j2 Global, Inc.		7,115	233,514
Keynote Systems, Inc.		2,407	34,853
Kit Digital, Inc.*		8,574	25,722
Limelight Networks, Inc.*		9,403	22,003
Liquidity Services, Inc.*		3,630	182,262
LivePerson, Inc.*		8,457	153,156
Logmein, Inc.*		3,413	76,554
Marchex, Inc., Class B		3,414	13,042
Market Leader, Inc.*		3,393	22,733
Meetme, Inc.*		2,936	8,368
Millennial Media, Inc.*		1,743	25,012
Monster Worldwide, Inc.*		18,788	137,716
Move, Inc.*		6,072	52,341
NIC, Inc.		9,974	147,615
Opentable, Inc.*		3,492	145,267
Perficient, Inc.*		4,945	59,686
Quinstreet, Inc.*		5,024	42,151
RealNetworks, Inc.*		3,323	27,647
Responsys, Inc.*		5,515	56,418
Saba Software, Inc.*		4,627	46,224
SciQuest, Inc.*		2,744	49,941
Spark Networks, Inc.*		1,730	10,588
SPS Commerce, Inc.*		1,885	72,516
Stamps.com, Inc.*		2,169	50,191
Support.com, Inc.*		7,463	31,569
Synacor, Inc.*		1,076	8,156
TechTarget, Inc.*		2,386	14,101
Travelzoo, Inc.*		1,093	25,762
United Online, Inc.		14,044	77,523

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Unwired Planet, Inc.*		13,186	$25,317
ValueClick, Inc.*		11,547	198,493
VistaPrint NV*	NL	5,257	179,527
Vocus, Inc.*		3,192	64,032
Web.com Group, Inc.*		5,424	97,361
WebMD Health Corp.*		7,818	109,687
XO Group, Inc.*		4,027	33,625
Yelp, Inc.*		1,301	35,192
Zix Corp.*		9,469	27,176

			4,567,424

IT SERVICES – 1.9%
Acxiom Corp.*		11,813	215,823
CACI International, Inc., Class A*		3,491	180,799
Cardtronics, Inc.*		6,777	201,819
Cass Information Systems, Inc.		1,437	60,311
Ciber, Inc.*		11,166	38,746
Computer Task Group, Inc.*		2,398	38,800
Convergys Corp.		17,989	281,888
CSG Systems International, Inc.*		5,262	118,342
EPAM Systems, Inc.*		771	14,603
Euronet Worldwide, Inc.*		7,843	147,370
Exlservice Holdings, Inc.*		3,610	106,495
Forrester Research, Inc.		2,163	62,230
Heartland Payment Systems, Inc.		5,964	188,940
Higher One Holdings, Inc.*		4,975	67,063
iGATE Corp.*		4,967	90,250
Innodata, Inc.*		3,460	14,013
Lionbridge Technologies, Inc.*		8,672	30,525
Mantech International Corp., Class A		3,565	85,560
Mattersight Corp.*		1,547	9,158
MAXIMUS, Inc.		5,238	312,813
ModusLink Global Solutions, Inc.*		6,197	22,867
MoneyGram International, Inc.*		3,375	50,422
PRGX Global, Inc.*		3,293	28,188
Sapient Corp.*		18,929	201,783
ServiceSource International, Inc.*		7,687	78,869
Syntel, Inc.		2,369	147,849
Teletech Holdings, Inc.*		3,518	59,982
The Hackett Group, Inc.*		3,819	15,963
TNS, Inc.*		3,780	56,511
Unisys Corp.*		6,751	140,556
Virtusa Corp.*		2,875	51,089
Wright Express Corp.*		6,001	418,390

			3,538,017

LEISURE EQUIPMENT & PRODUCTS – 0.5%
Arctic Cat, Inc.*		1,966	81,510
Black Diamond, Inc.*		3,258	28,573
Brunswick Corp.		13,771	311,638
Callaway Golf Co.		10,047	61,689
JAKKS Pacific, Inc.		3,392	49,421
Johnson Outdoors, Inc., Class A*		874	18,695

	Country Code**	Shares	Value
Leapfrog Enterprises, Inc.*		7,842	$70,735
Marine Products Corp.		1,649	9,828
Smith & Wesson Holding Corp.*		10,052	110,672
Steinway Musical Instruments, Inc.*		1,050	25,578
Sturm Ruger & Co., Inc.		2,951	146,045

			914,384

LIFE SCIENCES TOOLS & SERVICES – 0.4%
Affymetrix, Inc.*		10,847	46,967
BG Medicine, Inc.*		1,695	6,238
Cambrex Corp.*		4,615	54,134
Fluidigm Corp.*		3,727	63,359
Furiex Pharmaceuticals, Inc.*		1,151	21,961
Harvard Bioscience, Inc.*		3,701	15,655
Luminex Corp.*		6,441	125,213
Pacific Biosciences of California, Inc.*		5,449	9,972
Parexel International Corp.*		9,224	283,730
Sequenom, Inc.*		17,753	62,668

			689,897

MACHINERY – 3.1%
Accuride Corp.*		7,254	33,804
Actuant Corp., Class A		11,233	321,488
Alamo Group, Inc.		1,065	35,976
Albany International Corp., Class A		4,261	93,614
Altra Holdings, Inc.		4,165	75,803
American Railcar Industries, Inc.*		1,434	40,640
Ampco-Pittsburgh Corp.		1,305	24,077
Astec Industries, Inc.*		3,087	97,580
Barnes Group, Inc.		8,332	208,383
Blount International, Inc.*		7,545	99,292
Briggs & Stratton Corp.		7,530	140,585
Cascade Corp.		1,424	77,950
Chart Industries, Inc.*		4,613	340,670
CIRCOR International, Inc.		2,687	101,434
CLARCOR, Inc.		7,743	345,570
Columbus McKinnon Corp.*		2,887	43,623
Commercial Vehicle Group, Inc.*		3,811	28,011
Douglas Dynamics, Inc.		3,384	50,049
Dynamic Materials Corp.		2,074	31,151
Energy Recovery, Inc.*		6,758	20,004
EnPro Industries, Inc.*		3,177	114,404
Esco Technologies, Inc.		4,100	159,285
Federal Signal Corp.*		9,609	60,729
Flow International Corp.*		7,307	27,036
FreightCar America, Inc.		1,853	32,965
Gorman-Rupp Co.		2,346	63,342
Graham Corp.		1,538	27,792
Hardinge, Inc.		1,772	18,163
Hurco Cos., Inc.*		979	22,399
John Bean Technologies Corp.		4,469	72,979
Kadant, Inc.*		1,800	41,742
Kaydon Corp.		4,963	110,873
LB Foster Co.		1,403	45,373
Lindsay Corp.		1,956	140,773

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Lydall, Inc.*		2,669	$37,606
Meritor, Inc.*		14,948	63,379
Met-Pro Corp.		2,345	20,988
Middleby Corp.*		2,885	333,621
Miller Industries, Inc.		1,729	27,750
Mueller Industries, Inc.		4,162	189,246
Mueller Water Products, Inc., Class A		24,278	118,962
NN, Inc.*		2,645	22,456
Omega Flex, Inc.*		437	4,637
PMFG, Inc.*		3,182	25,742
Proto Labs, Inc.*		754	25,500
RBC Bearings, Inc.*		3,399	163,492
Rexnord Corp.*		4,445	80,988
Robbins & Myers, Inc.		5,946	354,382
Sauer-Danfoss, Inc.		1,809	72,740
Sun Hydraulics, Inc.		3,202	85,077
Tennant Co.		2,908	124,521
The Eastern Co.		950	17,803
The Greenbrier Cos., Inc.*		3,541	57,152
Titan International, Inc.		6,539	115,479
Trimas Corp.*		4,981	120,092
Twin Disc, Inc.		1,343	24,040
Wabash National Corp.*		10,600	75,578
Watts Water Technologies, Inc., Class A		4,314	163,199
Woodward Governor Co.		10,656	362,091

			5,834,080

MARINE – 0.0%+
Genco Shipping & Trading Ltd.*	MH	4,747	17,469
International Shipholding Corp.		824	13,901
Rand Logistics, Inc.*		2,703	20,353

			51,723

MEDIA – 1.2%
Arbitron, Inc.		4,059	153,836
Beasley Broadcasting Group, Inc.*		618	3,016
Belo Corp., Class A		14,507	113,590
Carmike Cinemas, Inc.*		2,726	30,668
Central European Media Enterprises Ltd., Class A*	BM	5,662	36,860
Crown Media Holdings, Inc., Class A*		5,611	9,370
Cumulus Media, Inc., Class A*		9,335	25,578
Daily Journal Corp.*		147	13,784
Dial Global, Inc.*		706	1,913
Digital Generation, Inc.*		4,274	48,553
Entercom Communications Corp., Class A*		3,774	25,890
Entravision Communications Corp., Class A		7,692	10,307
Fisher Communications, Inc.*		1,368	50,288
Global Sources Ltd.*	BM	2,941	19,293
Harte-Hanks, Inc.		6,849	47,464
Journal Communications, Inc., Class A*		6,657	34,616
LIN TV Corp., Class A*		4,661	20,508

	Country Code**	Shares	Value
Lions Gate Entertainment Corp.*	CA	13,052	$199,304
Live Nation, Inc.*		21,398	184,237
Martha Stewart Living Omnimedia, Inc., Class A		4,266	13,097
McClatchy Co., Class A*		9,066	20,217
MDC Partners, Inc., Class A	CA	3,910	48,249
Meredith Corp.		5,579	195,265
National CineMedia, Inc.		8,655	141,682
Nexstar Broadcasting Group, Inc., Class A*		1,768	18,776
Outdoor Channel Holdings, Inc.		2,293	16,693
ReachLocal, Inc.*		1,540	19,312
Reading International, Inc.*		2,615	15,429
Rentrak Corp.*		1,441	24,396
Saga Communications, Inc., Class A*		544	22,043
Salem Communications Corp.		1,577	8,263
Scholastic Corp.		4,012	127,501
Sinclair Broadcast Group, Inc.		7,811	87,561
The E.W. Scripps Co., Class A*		4,627	49,278
The New York Times Co., Class A*		20,935	204,326
Valassis Communications, Inc.*		6,129	151,325
Value Line, Inc.		144	1,405
World Wrestling Entertainment, Inc.		4,139	33,319

			2,227,212

METALS & MINING – 1.6%
AK Steel Holding Corp.		17,124	82,195
AMCOL International Corp.		3,901	132,166
Castle AM Co.*		2,585	32,287
Century Aluminum Co.*		7,959	56,907
Coeur d’Alene Mines Corp.*		13,851	399,324
General Moly Inc.*		10,253	32,502
Globe Specialty Metals, Inc.		9,412	143,251
Gold Reserve, Inc.*	CA	8,211	26,604
Gold Resource Corp.		4,617	99,035
Golden Minerals Co.*		4,870	25,421
Golden Star Resources Ltd.*	CA	40,124	79,044
Handy & Harman Ltd.*		851	12,578
Haynes International, Inc.		1,902	99,189
Hecla Mining Co.		43,974	288,030
Horsehead Holding Corp.*		6,776	63,288
Kaiser Aluminum Corp.		2,960	172,834
Materion Corp.		3,157	75,137
McEwen Mining, Inc.*		30,514	140,059
Metals USA Holdings Corp.*		1,780	23,799
Midway Gold Corp.*	CA	19,579	32,110
Noranda Aluminum Holding Corp.		5,123	34,273
Olympic Steel, Inc.		1,397	23,581
Paramount Gold and Silver Corp.*		20,226	53,801
Redcorp Ventures Ltd.*(1)	CA	91,400	—
Revett Minerals, Inc.*	CA	3,888	13,841
RTI International Metals, Inc.*		4,692	112,326

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Schnitzer Steel Industries, Inc., Class A		3,905	$109,926
Stillwater Mining Co.*		17,832	210,239
SunCoke Energy, Inc.*		10,757	173,403
United States Antimony Corp.*		8,440	16,458
Universal Stainless & Alloy*		1,062	39,453
US Silica Holdings, Inc.*		1,816	24,625
Vista Gold Corp.*	CA	8,894	32,285
Worthington Industries, Inc.		8,051	174,385

			3,034,356

MULTI-LINE RETAIL – 0.2%
Bon-Ton Stores, Inc.		1,935	18,382
Fred’s, Inc.		5,695	81,040
Gordmans Stores, Inc.*		1,329	24,520
Saks, Inc.*		16,918	174,425
Tuesday Morning Corp.*		6,309	41,324

			339,691

MULTI-UTILITIES – 0.5%
Avista Corp.		9,045	232,818
Black Hills Corp.		6,798	241,805
CH Energy Group, Inc.		2,290	149,331
NorthWestern Corp.		5,610	203,250

			827,204

OIL, GAS & CONSUMABLE FUELS – 4.1%
Abraxas Petroleum Corp.*		12,698	29,205
Adams Resources & Energy, Inc.		333	10,157
Alon USA Energy, Inc.		1,535	21,030
Amyris, Inc.*		4,679	16,096
Apco Oil and Gas International, Inc.	KY	1,405	22,606
Approach Resources, Inc.*		5,115	154,115
Arch Coal, Inc.		32,555	206,073
Berry Petroleum Co., Class A		8,061	327,518
Bill Barrett Corp.*		7,394	183,149
Bonanza Creek Energy, Inc.*		1,495	35,222
BPZ Resources, Inc.*		16,133	46,140
Callon Petroleum Co.*		6,130	37,700
Carrizo Oil & Gas, Inc.*		6,065	151,686
Ceres, Inc.*		884	5,021
Clayton Williams Energy, Inc.*		906	47,012
Clean Energy Fuels Corp.*		10,217	134,558
Cloud Peak Energy, Inc.*		9,384	169,850
Comstock Resources, Inc.*		7,446	136,857
Contango Oil & Gas Co.*		1,965	96,560
Crimson Exploration, Inc.*		3,348	14,296
Crosstex Energy, Inc.		6,284	88,165
CVR Energy, Inc.*		2,571	94,484
Delek US Holdings, Inc.		2,648	67,498
Emerald Oil, Inc.*		7,519	6,241
Endeavour International Corp.*		7,189	69,518
Energy XXi Bermuda Ltd.	BM	12,150	424,642
EPL Oil & Gas, Inc.*		4,286	86,963
Evolution Petroleum Corp.*		2,552	20,620
Forest Oil Corp.*		18,216	153,925
Frontline Ltd.	BM	8,059	30,947
FX Energy, Inc.*		8,186	61,068
GasLog Ltd.*	BM	3,614	41,850

	Country Code**	Shares	Value
Gastar Exploration Ltd.*	CA	9,066	$15,050
Gevo, Inc.*		4,761	10,141
Goodrich Petroleum Corp.*		4,020	50,813
Green Plains Renewable Energy, Inc.*		3,895	22,825
Gulfport Energy Corp.*		8,567	267,804
Halcon Resources Corp.*		17,253	126,464
Hallador Energy Co.		1,041	8,672
Harvest Natural Resources, Inc.*		5,791	51,656
Isramco, Inc.*		158	18,328
Kior, Inc., Class A*		4,029	37,470
Knightsbridge Tankers Ltd.	BM	3,819	25,014
Kodiak Oil & Gas Corp.*	CA	40,652	380,503
Magnum Hunter Resources Corp.*		22,832	101,374
Matador Resources Co.*		2,119	22,016
McMoRan Exploration Co.*		15,614	183,465
Midstates Petroleum Co, Inc.*		3,656	31,624
Miller Energy Resources, Inc.*		4,429	22,278
Nordic American Tanker Shipping Ltd.	BM	8,191	82,565
Northern Oil and Gas, Inc.*		9,761	165,839
Oasis Petroleum, Inc.*		12,312	362,835
Overseas Shipholding Group, Inc.		3,750	24,750
Panhandle Oil & Gas, Inc., Class A		1,058	32,449
PDC Energy, Inc.*		4,628	146,384
Penn Virginia Corp.		7,085	43,927
PetroQuest Energy, Inc.*		8,761	58,786
Quicksilver Resources, Inc.*		18,127	74,139
Renewable Energy Group, Inc.*		1,090	7,249
Rentech, Inc.*		35,486	87,296
Resolute Energy Corp.*		7,430	65,904
REX American Resources Corp.*		890	16,029
Rex Energy Corp.*		6,678	89,151
Rosetta Resources, Inc.*		8,147	390,241
Sanchez Energy Corp.*		1,782	36,406
Saratoga Resources, Inc.*		3,177	17,410
Scorpio Tankers, Inc.*	MH	5,692	34,152
SemGroup Corp., Class A*		6,416	236,430
Ship Finance International Ltd.	BM	7,010	110,197
Solazyme, Inc.*		5,050	57,974
Stone Energy Corp.*		7,618	191,364
Swift Energy Co.*		6,629	138,414
Synergy Resources Corp.*		5,991	24,982
Targa Resources Corp.		4,456	224,315
Teekay Tankers Ltd., Class A	MH	9,731	36,394
Triangle Petroleum Corp.*		6,854	49,075
Uranerz Energy Corp.*		10,386	16,929
Uranium Energy Corp.*		13,112	34,222
VAALCO Energy, Inc.*		8,976	76,745
Venoco, Inc.*		4,459	52,973
W&T Offshore, Inc.		5,379	101,018
Warren Resources, Inc.*		11,182	33,993
Western Refining, Inc.		8,843	231,510
Westmoreland Coal Co.*		1,693	16,811

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
ZaZa Energy Corp.*		3,892	$11,559

			7,746,686

PAPER & FOREST PRODUCTS – 0.8%
Buckeye Technologies, Inc.		6,077	194,829
Clearwater Paper Corp.*		3,594	148,468
Deltic Timber Corp.		1,681	109,702
KapStone Paper and Packaging Corp.*		6,216	139,176
Louisiana-Pacific Corp.*		21,226	265,325
Neenah Paper, Inc.		2,454	70,282
P.H. Glatfelter Co.		6,623	117,956
Resolute Forest Products*		12,365	160,745
Schweitzer-Mauduit International, Inc.		4,802	158,418
Wausau Paper Corp.		6,847	63,403

			1,428,304

PERSONAL PRODUCTS – 0.3%
Elizabeth Arden, Inc.*		3,878	183,197
Inter Parfums, Inc.		2,554	46,738
Medifast, Inc.*		2,157	56,406
Natures Sunshine Products, Inc.		1,743	28,481
Nutraceutical International Corp.*		1,355	21,355
Prestige Brands Holdings, Inc.*		7,775	131,864
Revlon, Inc., Class A*		1,759	27,159
Schiff Nutrition International, Inc.*		2,075	50,194
Synutra International, Inc.*		2,731	12,617
The Female Health Co.		3,042	21,750
USANA Health Sciences, Inc.*		920	42,752

			622,513

PHARMACEUTICALS – 2.0%
Acura Pharmaceuticals, Inc.*		1,789	3,113
Akorn, Inc.*		8,801	116,349
Ampio Pharmaceuticals, Inc.*		3,841	14,980
Auxilium Pharmaceuticals, Inc.*		7,432	181,787
Avanir Pharmaceuticals, Inc., Class A*		21,008	67,226
Biodelivery Sciences International, Inc.*		3,323	21,001
Cadence Pharmaceuticals, Inc.*		9,147	35,856
Cempra, Inc.*		580	4,321
Corcept Therapeutics, Inc.*		7,763	21,659
Cornerstone Therapeutics, Inc.*		1,354	6,946
Cumberland Pharmaceuticals, Inc.*		1,759	11,363
Depomed, Inc.*		8,621	50,950
Endocyte, Inc.*		4,582	45,682
Hi-Tech Pharmacal Co., Inc.*		1,661	54,996
Horizon Pharma, Inc.*		5,146	17,857
Impax Laboratories, Inc.*		10,310	267,648
Jazz Pharmaceuticals PLC*	IE	6,400	364,864
Lannett Co, Inc.*		2,483	11,993
Map Pharmaceuticals, Inc.*		4,353	67,776
Medicis Pharmaceutical Corp., Class A		8,857	383,242
Nektar Therapeutics*		17,576	187,712

	Country Code**	Shares	Value
Obagi Medical Products, Inc.*		2,907	$36,076
Omeros Corp.*		3,957	37,196
Optimer Pharmaceuticals, Inc.*		7,273	102,695
Pacira Pharmaceuticals, Inc.*		2,860	49,764
Pain Therapeutics, Inc.*		5,851	29,547
Par Pharmaceutical Cos., Inc.*		5,670	283,387
Pernix Therapeutics Holdings, Inc.*		1,374	10,236
Pozen, Inc.*		4,139	27,441
Questcor Pharmaceuticals, Inc.*		8,322	153,957
Repros Therapeutics, Inc.*		2,285	34,800
Sagent Pharmaceuticals, Inc.*		1,466	23,383
Santarus Inc.*		8,494	75,427
SciClone Pharmaceuticals, Inc.*		8,804	48,862
Sucampo Pharmaceuticals, Inc., Class A*		1,698	8,541
Supernus Pharmaceuticals, Inc.*		556	6,422
The Medicines Co.*		8,487	219,049
Transcept Pharmaceuticals, Inc.*		1,989	10,562
Ventrus Biosciences, Inc.*		1,979	7,085
ViroPharma, Inc.*		10,739	324,532
Vivus, Inc.*		15,390	274,250
Xenoport, Inc.*		6,652	76,232
Zogenix, Inc.*		8,202	21,817

			3,798,582

PROFESSIONAL SERVICES – 1.3%
Acacia Research—Acacia Technologies*		7,634	209,248
Barrett Business Services, Inc.		1,102	29,864
CBIZ, Inc.*		5,813	34,994
CDI Corp.		2,115	36,019
CRA International, Inc.*		1,593	27,527
Dolan Co.*		4,665	25,098
Exponent, Inc.*		2,069	118,119
Franklin Covey Co.*		2,134	25,608
FTI Consulting, Inc.*		6,443	171,899
GP Strategies Corp.*		2,244	43,354
Heidrick & Struggles International, Inc.		2,769	35,277
Hill International, Inc.*		3,603	15,709
Hudson Global, Inc.*		5,261	23,464
Huron Consulting Group, Inc.*		3,538	123,193
ICF International, Inc.*		3,073	61,767
Insperity, Inc.		3,507	88,482
Kelly Services, Inc., Class A		4,102	51,685
Kforce, Inc.*		4,442	52,371
Korn/Ferry International*		7,400	113,442
Mistras Group, Inc.*		2,420	56,144
Navigant Consulting, Inc.*		8,026	88,687
Odyssey Marine Exploration, Inc.*		11,249	35,547
On Assignment, Inc.*		6,608	131,631
Pendrell Corp.*		23,870	26,973
Resources Connection, Inc.		6,582	86,290
RPX Corp.*		3,237	36,287

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
The Advisory Board Co.*		5,283	$252,686
The Corporate Executive Board Co.		5,165	276,999
Trueblue, Inc.*		6,260	98,407
VSE Corp.		601	14,719
WageWorks, Inc.*		1,010	17,625

			2,409,115

REAL ESTATE INVESTMENT TRUSTS – 7.7%
Acadia Realty Trust		7,106	176,371
AG Mortgage Investment Trust, Inc.		3,568	86,096
Agree Realty Corp.		1,782	45,423
Alexander’s, Inc.		319	136,369
American Assets Trust, Inc.		5,126	137,326
American Capital Mortgage Investment Corp.		5,724	143,844
American Realty Capital Trust, Inc.		24,477	287,115
Amreit, Inc., Class B		276	4,090
Anworth Mortgage Asset Corp.		21,484	146,091
Apollo Commercial Real Estate Finance, Inc.		2,726	47,269
Apollo Residential Mortgage, Inc.		3,846	84,766
Ares Commercial Real Estate Corp.		1,155	19,704
ARMOUR Residential REIT, Inc.		46,099	353,118
Ashford Hospitality Trust, Inc.		8,267	69,443
Associated Estates Realty Corp.		7,676	116,368
Campus Crest Communities, Inc.		5,946	64,217
CapLease, Inc.		10,410	53,820
Capstead Mortgage Corp.		15,357	207,166
Cedar Realty Trust, Inc.		9,369	49,468
Chatham Lodging Trust		2,184	30,314
Chesapeake Lodging Trust		5,998	119,180
Colonial Properties Trust		13,587	286,006
Colony Financial, Inc.		6,224	121,244
Coresite Realty Corp.		3,193	86,019
Cousins Properties, Inc.		14,192	112,684
CreXus Investment Corp.		10,483	113,321
CubeSmart		19,056	245,251
CYS Investments, Inc.		25,948	365,607
DCT Industrial Trust, Inc.		38,281	247,678
DiamondRock Hospitality Co.		29,085	280,089
DuPont Fabros Technology, Inc.		9,471	239,143
Dynex Capital, Inc.		8,416	90,472
EastGroup Properties, Inc.		4,397	233,920
Education Realty Trust, Inc.		17,492	190,663
Entertainment Properties Trust		7,231	321,273
Equity One, Inc.		8,471	178,399
Excel Trust, Inc.		5,184	59,201
FelCor Lodging Trust, Inc.*		19,243	91,212
First Industrial Realty Trust, Inc.*		15,122	198,703
First Potomac Realty Trust		7,901	101,765
Franklin Street Properties Corp.		11,274	124,803

	Country Code**	Shares	Value
Getty Realty Corp.		3,993	$71,674
Gladstone Commercial Corp.		1,700	31,042
Glimcher Realty Trust		21,545	227,731
Government Properties Income Trust		5,761	134,807
Gramercy Capital Corp.*		7,114	21,413
Gyrodyne Co. of America, Inc.*		184	19,988
Healthcare Realty Trust, Inc.		12,058	277,937
Hersha Hospitality Trust		26,741	131,031
Highwoods Properties, Inc.		11,426	372,716
Hudson Pacific Properties, Inc.		5,541	102,509
Inland Real Estate Corp.		11,893	98,117
Invesco Mortgage Capital, Inc.		17,939	361,112
Investors Real Estate Trust		13,683	113,158
iStar Financial, Inc.*		13,030	107,888
Kite Realty Group Trust		8,559	43,651
LaSalle Hotel Properties		13,250	353,643
Lexington Realty Trust		18,342	177,184
LTC Properties, Inc.		4,742	151,033
Medical Properties Trust, Inc.		20,994	219,387
Mission West Properties, Inc.		2,767	24,073
Monmouth Real Estate Investment Corp., Class A		6,287	70,352
National Health Investors, Inc.		3,786	194,752
New York Mortgage Trust, Inc.		5,118	36,082
Northstar Realty Finance Corp.		20,778	132,148
OMEGA Healthcare Investors, Inc.		16,387	372,477
One Liberty Properties, Inc.		1,815	33,850
Parkway Properties, Inc.		2,445	32,690
Pebblebrook Hotel Trust		8,868	207,423
Pennsylvania Real Estate Investment		8,687	137,776
PennyMac Mortgage Investment Trust		6,526	152,513
Potlatch Corp.		6,223	232,554
PS Business Parks, Inc.		2,831	189,167
RAIT Financial Trust		7,737	40,619
Ramco-Gershenson Properties Trust		7,146	89,539
Redwood Trust, Inc.		12,123	175,299
Resource Capital Corp.		15,193	89,335
Retail Opportunity Investments Corp.		7,749	99,730
RLJ Lodging Trust		16,507	312,147
Rouse Properties, Inc.		3,391	48,661
Sabra Health Care REIT, Inc.		5,761	115,278
Saul Centers, Inc.		1,155	51,282
Select Income REIT		1,431	35,231
Sovran Self Storage, Inc.		4,482	259,284
STAG Industrial, Inc.		4,882	79,381
Starwood Property Trust, Inc.		17,968	418,115
Strategic Hotels & Resorts, Inc.*		27,901	167,685
Summit Hotel Properties, Inc.		4,697	40,112
Sun Communities, Inc.		4,591	202,555
Sunstone Hotel Investors, Inc.*		21,133	232,463
Terreno Realty Corp.		2,008	31,726
Two Harbors Investment Corp.		43,326	509,081

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
UMH Properties, Inc.		2,048	$24,515
Universal Health Realty Income Trust		1,843	84,741
Urstadt Biddle Properties, Inc., Class A		3,544	71,695
Washington Real Estate Investment Trust		10,228	274,315
Western Asset Mortgage Capital Corp.		1,255	27,861
Whitestone REIT, Class B		2,142	28,274
Winthrop Realty Trust		4,530	48,833

			14,454,646

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.2%
AV Homes, Inc.*		1,531	22,720
Consolidated-Tomoka Land Co.		658	21,642
Forestar Group, Inc.*		5,364	89,364
Kennedy-Wilson Holdings, Inc.		6,652	92,929
Tejon Ranch Co.*		2,031	61,011
Thomas Properties Group, Inc.		5,010	29,158
Zillow, Inc.*		534	22,524

			339,348

ROAD & RAIL – 1.3%
Amerco		1,330	141,459
Arkansas Best Corp.		3,977	31,498
Avis Budget Group, Inc.*		16,346	251,402
Celadon Group, Inc.		3,104	49,881
Dollar Thrifty Automotive Group*		4,329	376,320
Genesee & Wyoming, Inc., Class A*		6,833	456,854
Heartland Express, Inc.		7,411	99,011
Knight Transportation, Inc.		8,962	128,157
Marten Transport Ltd.		2,381	41,834
Old Dominion Freight Line, Inc.*		10,985	331,293
Patriot Transportation Holding, Inc.*		976	27,211
Quality Distribution, Inc.*		3,263	30,183
RailAmerica, Inc.*		2,922	80,267
Roadrunner Transportation Systems, Inc.*		1,945	31,470
Saia, Inc.*		2,466	49,665
Swift Transportation Co.*		12,233	105,448
Universal Truckload Services, Inc.		826	13,191
Werner Enterprises, Inc.		6,779	144,867
Zipcar, Inc.*		4,002	31,136

			2,421,147

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 3.4%
Advanced Energy Industries, Inc.*		6,148	75,743
Alpha & Omega Semiconductor Ltd.*	BM	2,658	22,885
Amkor Technology, Inc.*		11,421	50,252
Anadigics, Inc.*		11,063	15,378
Applied Micro Circuits Corp.*		9,581	48,480

	Country Code**	Shares	Value
ATMI, Inc.*		4,922	$91,402
AuthenTec, Inc.*		6,919	55,421
Axcelis Technologies, Inc.*		16,533	17,360
AXT, Inc.*		4,931	16,667
Brooks Automation, Inc.		10,267	82,444
Cabot Microelectronics Corp.		3,639	127,874
Cavium, Inc.*		7,656	255,174
Ceva, Inc.*		3,591	51,639
Cirrus Logic, Inc.*		9,961	382,403
Cohu, Inc.		3,750	35,212
Cymer, Inc.*		4,764	243,250
Diodes, Inc.*		5,486	93,317
DSP Group, Inc.*		3,334	19,804
Entegris, Inc.*		21,091	171,470
Entropic Communications, Inc.*		13,633	79,344
Exar Corp.*		5,687	45,496
First Solar, Inc.*		9,253	204,908
FormFactor, Inc.*		7,569	42,311
FSI International, Inc.*		6,212	38,514
GSI Technology, Inc.*		3,169	15,687
GT Advanced Technologies, Inc.*		18,324	99,866
Hittite Microwave Corp.*		4,842	268,586
Inphi, Corp.*		3,622	38,611
Integrated Device Technology, Inc.*		21,987	129,284
Integrated Silicon Solution, Inc.*		4,234	39,207
Intermolecular, Inc.*		2,164	15,364
International Rectifier Corp.*		10,594	176,814
Intersil Corp., Class A		19,484	170,485
IXYS Corp.*		3,656	36,268
Kopin Corp.*		10,274	38,630
Lattice Semiconductor Corp.*		18,250	69,897
LTX-Credence Corp.*		7,574	43,550
MA-COM Technology Solutions Holdings, Inc.*		949	12,052
Mattson Technology, Inc.*		9,153	8,878
MaxLinear, Inc., Class A*		3,352	22,425
MEMC Electronic Materials, Inc.*		35,660	98,065
Micrel, Inc.		7,508	78,233
Microsemi Corp.*		13,667	274,297
Mindspeed Technologies, Inc.*		5,531	19,137
MIPS Technologies, Inc.*		7,386	54,583
MKS Instruments, Inc.		8,071	205,730
Monolithic Power Systems, Inc.*		4,731	93,437
MoSys, Inc.*		5,241	21,174
Nanometrics, Inc.*		3,635	50,199
NeoPhotonics Corp.*		2,935	17,140
Nve Corp.*		739	43,741
Omnivision Technologies, Inc.*		8,117	113,273
PDF Solutions, Inc.*		3,750	51,225
Peregrine Semiconductor Corp.*		898	15,212
Pericom Semiconductor Corp.*		3,681	31,969
Photronics, Inc.*		9,370	50,317

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
PLX Technology, Inc.*		7,402	$42,710
Power Integrations, Inc.		4,388	133,527
QuickLogic Corp.*		6,719	18,813
Rambus, Inc.*		17,038	94,391
RF Micro Devices, Inc.*		42,700	168,665
Rubicon Technology, Inc.*		2,632	25,215
Rudolph Technologies, Inc.*		4,977	52,258
Semtech Corp.*		10,079	253,487
Sigma Designs, Inc.*		5,015	33,149
Silicon Image, Inc.*		12,889	59,160
Spansion, Inc. Class A*		7,449	88,792
STR Holdings, Inc.*		4,696	14,558
SunPower Corp.*		6,000	27,060
Supertex, Inc.*		1,577	28,197
Tessera Technologies, Inc.		8,021	109,727
Triquint Semiconductor, Inc.*		26,094	131,775
Ultra Clean Holdings*		3,651	20,847
Ultratech, Inc.*		4,060	127,403
Veeco Instruments, Inc.*		5,983	179,610
Volterra Semiconductor Corp.*		3,928	85,905

			6,365,333

SOFTWARE – 4.0%
Accelrys, Inc.*		8,566	74,182
ACI Worldwide, Inc.*		6,123	258,758
Actuate Corp.*		7,636	53,681
Advent Software, Inc.*		4,878	119,852
American Software, Inc., Class A		3,668	29,931
Aspen Technology, Inc.*		14,409	372,473
AVG Technologies NV*	NL	1,282	12,307
Blackbaud, Inc.		6,927	165,694
Bottomline Technologies, Inc.*		5,409	133,548
BroadSoft, Inc.*		4,232	173,597
Callidus Software, Inc.*		5,278	26,020
Commvault Systems, Inc.*		6,887	404,267
Comverse Technology, Inc.*		33,572	206,468
Deltek, Inc.*		3,386	44,086
Digimarc Corp.		1,075	23,919
Ebix, Inc.		4,381	103,435
Ellie Mae, Inc.*		3,909	106,442
Eloqua, Inc.*		1,355	26,761
Envivio, Inc.*		1,189	2,616
Epiq Systems, Inc.		4,859	65,208
ePlus, Inc.*		623	24,434
Exa Corp.*		749	8,127
Fair Issac Corp.		5,286	233,958
FalconStor Software, Inc.*		4,726	11,106
Glu Mobile, Inc.*		8,422	38,994
Guidance Software, Inc.*		2,185	24,603
Guidewire Software, Inc.*		2,994	92,964
Imperva, Inc.*		1,508	55,781
Infoblox, Inc.*		1,171	27,226
Interactive Intelligence Group*		2,270	68,213
JDA Software Group, Inc.*		6,534	207,650
Jive Software, Inc.*		2,504	39,338
Kenexa Corp.*		4,217	193,265
Manhattan Associates, Inc.*		3,124	178,911
Mentor Graphics Corp.*		14,331	221,844
MicroStrategy, Inc., Class A*		1,309	175,498

	Country Code**	Shares	Value
Monotype Imaging Holdings, Inc.		5,664	$88,302
Netscout Systems, Inc.*		5,649	144,106
Opnet Technologies, Inc.		2,317	78,940
Parametric Technology Corp.*		18,425	401,665
Pegasystems, Inc.		2,655	77,101
Pervasive Software, Inc.*		2,083	17,914
Progress Software Corp.*		9,639	206,178
Proofpoint, Inc.*		988	14,672
PROS Holdings, Inc.*		3,388	64,609
QAD, Inc., Class A*		960	13,037
Qlik Technologies, Inc.*		13,134	294,333
Realpage, Inc.*		5,540	125,204
Rosetta Stone, Inc.*		1,657	21,127
Sapiens International Corp. NV*	CW	2,034	7,404
Seachange International, Inc.*		4,371	34,312
Sourcefire, Inc.*		4,558	223,479
SS&C Technologies Holdings, Inc.*		5,240	132,100
Synchronoss Technologies, Inc.*		4,280	98,012
Take-Two Interactive Software, Inc.*		12,106	126,266
Tangoe, Inc.*		4,619	60,647
TeleNav, Inc.*		2,553	15,241
Tivo, Inc.*		19,135	199,578
Tyler Technologies, Inc.*		4,633	203,945
Ultimate Software Group, Inc.*		4,108	419,427
Vasco Data Security International*		4,364	40,934
Verint Systems, Inc.*		3,357	92,116
Virnetx Holding Corp.*		6,467	164,456
Websense, Inc.*		5,744	89,894

			7,460,156

SPECIALTY RETAIL – 3.7%
Aeropostale, Inc.*		12,521	169,409
America’s Car-Mart, Inc.*		1,235	56,156
ANN, Inc.*		7,529	284,069
Asbury Automotive Group, Inc.*		4,310	120,465
Barnes & Noble, Inc.*		4,383	56,015
Bebe Stores, Inc.		5,725	27,480
Big 5 Sporting Goods Corp.		2,614	26,009
Body Central Corp.*		2,466	25,770
Brown Shoe Co., Inc.		6,643	106,487
Cabela’s, Inc.*		7,202	393,805
Casual Male Retail Group, Inc.*		6,405	29,655
Children’s Place Retail Stores, Inc.*		3,737	224,220
Citi Trends, Inc.*		2,319	29,115
Collective Brands, Inc.*		9,373	203,488
Conn’s, Inc.*		2,422	53,405
Destination Maternity Corp.		2,061	38,541
Express, Inc.*		13,755	203,849
Finish Line, Inc., Class A		7,823	177,895
Five Below, Inc.*		1,687	65,928
Francesca’s Holdings Corp.*		5,352	164,467

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Genesco, Inc.*		3,773	$251,772
Group 1 Automotive, Inc.		3,527	212,431
Haverty Furniture Cos., Inc.		2,958	41,057
hhgregg, Inc.*		2,455	16,940
Hibbett Sports, Inc.*		4,066	241,724
Hot Topic, Inc.		6,540	56,898
JOS A Bank Clothiers, Inc.*		4,280	207,494
Kirkland’s, Inc.*		2,153	21,379
Lithia Motors, Inc.		3,363	112,022
Lumber Liquidators Holdings, Inc.*		4,248	215,289
Marinemax, Inc.*		3,175	26,321
Mattress Firm Holding Corp.*		1,700	47,855
Monro Muffler Brake, Inc.		4,737	166,695
New York & Co., Inc.*		4,311	16,166
Office Depot, Inc.*		43,899	112,381
OfficeMax, Inc.		13,399	104,646
Orchard Supply Hardware Stores Corp., Class A*		269	3,895
Penske Automotive Group, Inc.		6,526	196,367
Perfumania Holdings, Inc.*		766	5,515
Pier 1 Imports, Inc.		14,993	280,969
RadioShack Corp.		15,284	36,376
Rent-A-Center, Inc.		9,149	320,947
Rue21, Inc.*		2,389	74,417
Select Comfort Corp.*		8,744	275,873
Shoe Carnival, Inc.		2,207	51,931
Sonic Automotive, Inc., Class A		6,243	118,492
Stage Stores, Inc.		4,750	100,035
Stein Mart, Inc.*		4,273	36,363
Systemax, Inc.*		1,716	20,266
Teavana Holdings, Inc.*		1,321	17,226
The Buckle, Inc.		4,275	194,213
The Cato Corp.		4,240	125,970
The Men’s Wearhouse, Inc.		7,841	269,966
The Pep Boys—Manny, Moe & Jack		8,183	83,303
The Wet Seal, Inc., Class A*		13,871	43,694
Tilly’s, Inc.*		1,446	26,505
Vitamin Shoppe, Inc.*		4,537	264,598
West Marine, Inc.*		2,331	24,779
Winmark Corp.		348	18,820
Zumiez, Inc.*		3,392	94,060

			6,991,878

TEXTILES, APPAREL & LUXURY GOODS – 1.5%
Cherokee, Inc.		1,283	18,680
Columbia Sportswear Co.		1,884	101,736
Crocs, Inc.*		13,821	224,038
Culp, Inc.		1,300	15,288
Delta Apparel, Inc.*		1,076	14,817
Fifth & Pacific Cos., Inc.*		16,767	214,282
G-III Apparel Group, Ltd.*		2,570	92,263
Iconix Brand Group, Inc.*		10,858	198,050
K-Swiss, Inc., Class A*		3,829	13,133
Maidenform Brands, Inc.*		3,630	74,342
Movado Group, Inc.		2,738	92,325
Oxford Industries, Inc.		2,173	122,666
Perry Ellis International, Inc.*		1,834	40,440

	Country Code**	Shares	Value
Quiksilver, Inc.*		20,189	$67,027
R.G. Barry Corp.		1,312	19,339
Skechers U.S.A., Inc., Class A*		5,865	119,646
Steven Madden Ltd.*		6,045	264,287
The Jones Group, Inc.		12,595	162,098
The Warnaco Group, Inc.*		6,323	328,164
True Religion Apparel, Inc.		3,990	85,107
Tumi Holdings, Inc.*		3,336	78,529
Unifi, Inc.*		2,163	27,730
Vera Bradley, Inc.*		3,115	74,293
Wolverine World Wide, Inc.		7,504	332,953

			2,781,233

THRIFT & MORTGAGE FINANCE – 1.6%
Astoria Financial Corp.		13,517	133,548
Bank Mutual Corp.		7,324	33,324
BankFinancial Corp.		3,271	28,752
Beneficial Mutual Bancorp, Inc.*		5,100	48,756
Berkshire Hills Bancorp, Inc.		3,426	78,387
BofI Holding, Inc.*		1,548	40,325
Brookline Bancorp, Inc.		10,884	95,997
Cape Bancorp, Inc.*		1,730	16,193
Charter Financial Corp.		1,059	10,325
Clifton Savings Bancorp, Inc.		1,332	14,652
Dime Community Bancshares		4,882	70,496
Doral Financial Corp.*	PR	19,845	18,668
ESB Financial Corp.		1,667	23,271
ESSA Bancorp, Inc.		1,357	14,099
Everbank Financial Corp.		3,442	47,396
Federal Agricultural Mortgage Corp., Class C		1,574	40,515
First Defiance Financial Corp.		1,495	25,804
First Federal Bancshares Of Arkansas, Inc.*		576	5,627
First Financial Holdings, Inc.		2,621	34,047
First Financial Northwest, Inc.*		2,551	20,536
First PacTrust Bancorp, Inc.		1,660	20,767
Flushing Financial Corp.		4,824	76,219
Fox Chase Bancorp.		1,943	30,350
Franklin Financial Corp.*		2,204	37,600
Heritage Financial Group, Inc.		1,323	17,384
Hingham Institution for Savings		190	12,242
Home Bancorp, Inc.*		1,024	18,422
Home Federal Bancorp, Inc.		2,433	27,542
Home Loan Servicing Solutions Ltd.	KY	4,444	72,304
HomeStreet, Inc.*		722	27,479
Kaiser Federal Financial Group, Inc.		1,390	20,975
Kearny Financial Corp.		2,328	22,675
Meridian Interstate Bancorp, Inc.*		1,289	21,268
MGIC Investment Corp.*		29,396	44,976
NASB Financial, Inc.*		680	16,891
Nationstar Mortgage Holdings, Inc.*		2,986	99,075
Northfield Bancorp, Inc.		2,287	36,638
Northwest Bancshares, Inc.		14,979	183,193

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Oceanfirst Financial Corp.		2,282	$33,477
Ocwen Financial Corp.*		16,647	456,294
Oritani Financial Corp.		7,043	105,997
Peoples Federal Bancshares, Inc.		921	15,915
Provident Financial Holdings, Inc.		1,542	21,912
Provident Financial Services		9,350	147,636
Provident New York Bancorp		6,130	57,683
Radian Group, Inc.		20,743	90,025
Rockville Financial, Inc.		4,235	51,879
Roma Financial Corp.		1,201	10,689
SI Financial Group, Inc.		1,612	18,893
Territorial Bancorp, Inc.		1,718	39,428
Tree.com, Inc.*		1,006	15,764
TrustCo Bank Corp. NY		14,632	83,695
United Financial Bancorp, Inc.		2,399	34,713
Viewpoint Financial Group		5,221	100,087
Walker & Dunlop, Inc.*		1,919	29,495
Waterstone Financial, Inc.*		1,222	6,342
Westfield Financial, Inc.		3,785	28,350
WSFS Financial Corp.		1,177	48,587

			2,983,579

TOBACCO – 0.2%
Alliance One International, Inc.*		13,349	43,117
Star Scientific, Inc.*		22,635	78,317
Universal Corp.		3,579	182,243
Vector Group Ltd.		8,493	140,905

			444,582

TRADING COMPANIES & DISTRIBUTORS – 0.9%
Aceto Corp.		4,168	39,388
Aircastle Ltd.	BM	9,081	102,888
Applied Industrial Technologies, Inc.		6,502	269,378
Beacon Roofing Supply, Inc.*		7,214	205,599
BlueLinx Holdings, Inc.*		3,491	8,169
Cai International, Inc.*		1,981	40,650
DXP Enterprises, Inc.*		1,364	65,158
Edgen Group, Inc.*		2,330	18,057
H & E Equipment Services, Inc.		4,454	53,982
Houston Wire & Cable Co.		2,745	29,536
Kaman Corp.		4,074	146,094
Rush Enterprises, Inc.*		5,131	98,823
SeaCube Container Leasing Ltd.	BM	1,725	32,344
TAL International Group, Inc.		4,489	152,536
Textainer Group Holdings Ltd.	BM	2,125	64,919
Titan Machinery, Inc.*		2,613	52,992
Watsco, Inc.		4,539	344,011
Willis Lease Finance Corp.*		768	9,477

			1,734,001

TRANSPORTATION INFRASTRUCTURE – 0.0%+
Wesco Aircraft Holdings, Inc.*		2,728	37,264

WATER UTILITIES – 0.3%
American States Water Co.		2,935	130,402

	Country Code**	Shares	Value
Artesian Resources Corp.		1,189	$27,621
Cadiz, Inc.*		2,002	19,439
California Water Service Group		6,507	121,356
Connecticut Water Service, Inc.		1,338	42,682
Consolidated Water Co., Ltd.	KY	2,237	18,500
Middlesex Water Co.		2,434	46,635
SJW Corp.		2,196	55,691
York Water Co.		1,989	36,478

			498,804

WIRELESS TELECOMMUNICATION SERVICES – 0.1%
Boingo Wireless, Inc.*		2,490	19,771
Leap Wireless International, Inc.*		8,139	55,508
NTELOS Holdings Corp.		2,307	40,072
Shenandoah Telecommunications Co.		3,699	65,102
USA Mobility, Inc.		3,510	41,664

			222,117

Total Common Stocks
(Cost $171,196,098)			185,722,358

RIGHTS – 0.0%+
BIOTECHNOLOGY – 0.0%+
Allos Therapeutics, Inc., expires 11/30/13* (Cost $0)		12,904	—

WARRANTS – 0.0%+
OIL, GAS & CONSUMABLE FUELS – 0.0%+
Magnum Hunter Resources Corp., expires 10/14/13* (Cost $0)		1,905	—

SHORT TERM INVESTMENTS – 0.5%
MUTUAL FUNDS – 0.5%
State Street Institutional Treasury Plus Money Market Fund, 0.08% (Cost $983,597)		983,597	983,597

TOTAL INVESTMENTS – 99.8% (Cost $172,179,695)			186,705,955
Other assets less liabilities – 0.2%			359,282

NET ASSETS – 100.0%			$187,065,237

REIT	Real Estate Investment Trust

AN	Netherlands Antilles
BM	Bermuda
BS	Bahamas
CA	Canada
CW	Curacao
IE	Ireland
IL	Israel
KY	Cayman Islands
LU	Luxembourg
MH	Marshall Islands

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

NL	Netherlands
PA	Panama
PR	Puerto Rico

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.
+	Amount is less than 0.05%.
(1)	Eligible for resale under rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of this security amounted to $0, representing less than 0.00% of net assets.

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(2)	At the period end, cash of $151,000 has been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Unrealized Depreciation ($)
Long	Russell 2000 Mini Index December Futures	12/21/12	22	(4,003)

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(3)	Fair Value Measurements

All investments and financial derivative instruments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SCSM GOLDMAN SACHS MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 97.5%
AEROSPACE & DEFENSE – 0.8%
Alliant Techsystems, Inc.		10,182	$510,220
Huntington Ingalls Industries, Inc.*		34,419	1,447,319

			1,957,539

AIRLINES – 0.7%
Alaska Air Group, Inc.*		47,828	1,676,850

AUTOMOBILES – 0.9%
Thor Industries, Inc.		58,991	2,142,553

BEVERAGES – 0.6%
Constellation Brands, Inc., Class A*		23,609	763,751
Molson Coors Brewing Co., Class B		15,040	677,552

			1,441,303

BIOTECHNOLOGY – 2.0%
Alexion Pharmaceuticals, Inc.*		26,515	3,033,316
Regeneron Pharmaceuticals, Inc.*		2,650	404,549
United Therapeutics Corp.*		23,884	1,334,638

			4,772,503

BUILDING PRODUCTS – 0.8%
Armstrong World Industries, Inc.		40,449	1,875,620

CAPITAL MARKETS – 3.3%
Ameriprise Financial, Inc.		9,025	511,627
Apollo Investment Corp.		292,516	2,302,101
Greenhill & Co., Inc.		18,031	933,104
Invesco Ltd.	BM	36,867	921,306
Raymond James Financial, Inc.		49,044	1,797,463
SEI Investments Co.		62,545	1,341,590
T. Rowe Price Group, Inc.		2,486	157,364

			7,964,555

CHEMICALS – 2.8%
Celanese Corp., Series A		2,002	75,896
CF Industries Holdings, Inc.		19,183	4,263,230
Intrepid Potash, Inc.*		16,109	346,021
Scotts Miracle-Gro Co., Class A		38,287	1,664,336
Westlake Chemical Corp.		3,855	281,646

			6,631,129

COMMERCIAL BANKS – 5.2%
Bank of Hawaii Corp.		9,263	422,578
BOK Financial Corp.		5,884	347,744
City National Corp.		27,256	1,403,956
Comerica, Inc.		17,598	546,418
Commerce Bancshares, Inc.		15,351	619,106
East West Bancorp, Inc.		42,763	903,155
Fifth Third Bancorp		108,291	1,679,593
FirstMerit Corp.		20,401	300,507
Fulton Financial Corp.		150,258	1,481,544

	Country Code**	Shares	Value
International Bancshares Corp.		15,094	$287,541
M&T Bank Corp.		26,636	2,534,682
Popular, Inc.*	PR	17,881	311,666
Regions Financial Corp.		20,187	145,548
SVB Financial Group*		3,011	182,045
Zions Bancorporation		63,172	1,304,818

			12,470,901

COMMERCIAL SERVICES & SUPPLIES – 0.7%
Clean Harbors, Inc.*		4,437	216,747
Copart, Inc.*		28,112	779,546
HNI Corp.		18,538	472,904
Rollins, Inc.		8,289	193,880
The Brink’s Co.		4,571	117,429

			1,780,506

COMMUNICATIONS EQUIPMENT – 0.1%
Brocade Communications Systems, Inc.*		44,652	264,117

COMPUTERS & PERIPHERALS – 2.3%
NetApp, Inc.*		89,336	2,937,368
Seagate Technology PLC	IE	12,365	383,315
Western Digital Corp.		53,304	2,064,464

			5,385,147

CONSTRUCTION & ENGINEERING – 1.3%
Chicago Bridge & Iron Co., NV	NL	20,803	792,386
Fluor Corp.		12,368	696,071
Jacobs Engineering Group, Inc.*		2,310	93,394
KBR, Inc.		52,883	1,576,971

			3,158,822

DIVERSIFIED CONSUMER SERVICES – 0.3%
H&R Block, Inc.		38,297	663,687

DIVERSIFIED FINANCIAL SERVICES – 0.2%
Leucadia National Corp.		17,892	407,043

ELECTRIC UTILITIES – 2.5%
Entergy Corp.		61,636	4,271,375
Hawaiian Electric Industries, Inc.		6,981	183,670
Pinnacle West Capital Corp.		17,027	899,026
Xcel Energy, Inc.		22,244	616,381

			5,970,452

ELECTRICAL EQUIPMENT – 0.1%
Hubbell, Inc., Class B		1,799	145,251

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.3%
Avnet, Inc.*		3,877	112,782
Ingram Micro, Inc., Class A*		24,437	372,175
Jabil Circuit, Inc.		13,283	248,658

			733,615

ENERGY EQUIPMENT & SERVICES – 0.9%
Helix Energy Solutions Group, Inc.*		33,068	604,152

SCSM GOLDMAN SACHS MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Helmerich & Payne, Inc.		18,085	$861,027
McDermott International, Inc.*	PA	55,992	684,222

			2,149,401

FOOD & STAPLES RETAILING – 0.1%
SUPERVALU, Inc.		56,350	135,803

FOOD PRODUCTS – 1.1%
Hormel Foods Corp.		25,856	756,029
Lancaster Colony Corp.		19,346	1,417,095
Tyson Foods, Inc., Class A		28,719	460,078

			2,633,202

GAS UTILITIES – 0.6%
Atmos Energy Corp.		21,863	782,477
Questar Corp.		8,176	166,218
UGI Corp.		15,701	498,507

			1,447,202

HEALTH CARE EQUIPMENT & SUPPLIES – 1.9%
Boston Scientific Corp.*		183,128	1,051,155
CareFusion Corp.*		11,772	334,207
Dentsply International, Inc.		33,195	1,266,057
Hill-Rom Holdings, Inc.		3,267	94,939
IDEXX Laboratories, Inc.*		2,935	291,592
Varian Medical Systems, Inc.*		5,799	349,796
Zimmer Holdings, Inc.		16,967	1,147,309

			4,535,055

HEALTH CARE PROVIDERS & SERVICES – 1.8%
AmerisourceBergen Corp.		2,461	95,265
Coventry Health Care, Inc.		21,883	912,302
Humana, Inc.		26,214	1,838,912
Tenet Healthcare Corp.*		159,076	997,407
Universal Health Services, Inc., Class B		11,857	542,221

			4,386,107

HOTELS, RESTAURANTS & LEISURE – 1.5%
Choice Hotels International, Inc.		9,703	310,399
Marriott International, Inc., Class A		76,603	2,995,177
The Wendy’s Co.		17,548	79,844
Wyndham Worldwide Corp.		5,344	280,453

			3,665,873

HOUSEHOLD DURABLES – 1.5%
D.R. Horton, Inc.		14,320	295,565
Leggett & Platt, Inc.		16,218	406,261
Lennar Corp., Class A		29,259	1,017,335
Mohawk Industries, Inc.*		9,892	791,558
PulteGroup, Inc.*		60,328	935,084
Toll Brothers, Inc.*		2,586	85,933

			3,531,736

INSURANCE – 6.8%
Allied World Assurance Co. Holdings, Ltd.	CH	29,632	2,289,072
American National Insurance		2,361	169,591
Aspen Insurance Holdings, Ltd.	BM	22,494	685,842
Assurant, Inc.		30,511	1,138,060

	Country Code**	Shares	Value
Assured Guaranty, Ltd.	BM	25,235	$343,701
CNA Financial Corp.		7,275	194,970
First American Financial Corp.		124,522	2,698,392
Lincoln National Corp.		6,115	147,922
Mercury General Corp.		20,356	786,759
Protective Life Corp.		15,191	398,156
Unum Group		104,512	2,008,721
Validus Holdings, Ltd.	BM	76,217	2,584,518
W.R. Berkley Corp.		73,252	2,746,217

			16,191,921

INTERNET & CATALOG RETAIL – 0.2%
Liberty Interactive Corp., Class A*		25,566	472,971
TripAdvisor, Inc.*		2,351	77,418

			550,389

INTERNET SOFTWARE & SERVICES – 1.8%
Akamai Technologies, Inc.*		14,998	573,823
AOL, Inc.*		44,918	1,582,461
Rackspace Hosting, Inc.*		6,766	447,165
VeriSign, Inc.*		32,933	1,603,508

			4,206,957

IT SERVICES – 2.6%
Amdocs Ltd.	GG	44,341	1,462,809
Computer Sciences Corp.		65,070	2,095,905
CoreLogic, Inc.*		31,607	838,534
Lender Processing Services, Inc.		51,598	1,439,068
Mantech International Corp., Class A		12,183	292,392

			6,128,708

LIFE SCIENCES TOOLS & SERVICES – 1.5%
Bruker Corp.*		8,013	104,890
Charles River Laboratories International, Inc.*		21,540	852,984
Covance, Inc.*		51,332	2,396,691
Techne Corp.		2,171	156,182

			3,510,747

MACHINERY – 1.5%
Gardner Denver, Inc.		17,887	1,080,554
Harsco Corp.		20,464	420,126
Parker Hannifin Corp.		5,723	478,328
Terex Corp.*		8,027	181,250
The Toro Co.		10,842	431,295
Trinity Industries, Inc.		36,520	1,094,504

			3,686,057

MEDIA – 2.7%
Cablevision Systems Corp., Class A		147,362	2,335,688
DISH Network Corp., Class A		98,423	3,012,728
Liberty Global, Inc., Class A*		4,907	298,100
Regal Entertainment Group, Class A		8,474	119,229
Scholastic Corp.		24,402	775,496

			6,541,241

SCSM GOLDMAN SACHS MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
METALS & MINING – 1.6%
Alcoa, Inc.		118,296	$1,046,919
Commercial Metals Co.		63,144	833,501
Compass Minerals International, Inc.		7,000	522,130
Reliance Steel & Aluminum Co.		23,374	1,223,629
Tahoe Resources, Inc.*	CA	4,550	92,638

			3,718,817

MULTI-LINE RETAIL – 0.7%
Family Dollar Stores, Inc.		17,931	1,188,825
J.C. Penney Co., Inc.		15,757	382,738
Nordstrom, Inc.		1,932	106,608

			1,678,171

MULTI-UTILITIES – 6.8%
Ameren Corp.		112,405	3,672,271
DTE Energy Co.		52,529	3,148,588
Integrys Energy Group, Inc.		57,158	2,983,648
MDU Resources Group, Inc.		66,313	1,461,539
NiSource, Inc.		133,784	3,408,816
SCANA Corp.		6,127	295,750
TECO Energy, Inc.		71,692	1,271,816
Vectren Corp.		3,086	88,260

			16,330,688

OIL, GAS & CONSUMABLE FUELS – 9.6%
Cimarex Energy Co.		19,526	1,143,247
Denbury Resources, Inc.*		20,807	336,241
Forest Oil Corp.*		57,787	488,300
HollyFrontier Corp.		28,888	1,192,208
Marathon Petroleum Corp.		92,262	5,036,583
Murphy Oil Corp.		76,509	4,107,768
Newfield Exploration Co.*		15,543	486,807
Noble Energy, Inc.		19,749	1,830,930
Plains Exploration & Production Co.*		18,664	699,340
Quicksilver Resources, Inc.*		31,846	130,250
Sunoco, Inc.		6,541	306,315
Tesoro Corp.		77,518	3,248,004
Ultra Petroleum Corp.*	CA	31,177	685,271
Whiting Petroleum Corp.*		1,905	90,259
WPX Energy, Inc.*		190,431	3,159,250

			22,940,773

PAPER & FOREST PRODUCTS – 0.3%
International Paper Co.		19,367	703,409

PERSONAL PRODUCTS – 1.0%
Herbalife, Ltd.	KY	44,128	2,091,667
Nu Skin Enterprises, Inc., Class A		9,768	379,292

			2,470,959

PHARMACEUTICALS – 0.8%
Endo Health Solutions, Inc.*		10,303	326,811
Hospira, Inc.*		9,571	314,120
Warner Chilcott PLC, Class A	IE	91,736	1,238,436

			1,879,367

	Country Code**	Shares	Value
PROFESSIONAL SERVICES – 0.1%
Manpower, Inc.		9,286	$341,725

REAL ESTATE INVESTMENT TRUSTS – 13.1%
American Campus Communities, Inc.		22,931	1,006,212
AvalonBay Communities, Inc.		30,215	4,108,938
Boston Properties, Inc.		17,443	1,929,370
Federal Realty Investment Trust		18,006	1,896,032
HCP, Inc.		98,582	4,384,927
Health Care REIT, Inc.		75,776	4,376,064
National Retail Properties, Inc.		16,439	501,389
Potlatch Corp.		16,426	613,840
ProLogis, Inc.		93,198	3,264,726
Rayonier, Inc.		63,164	3,095,668
Senior Housing Properties Trust		56,043	1,220,617
Taubman Centers, Inc.		29,069	2,230,464
Ventas, Inc.		44,963	2,798,947

			31,427,194

ROAD & RAIL – 0.2%
Hertz Global Holdings, Inc.*		34,339	471,475
Kansas City Southern		999	75,704

			547,179

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.1%
Advanced Micro Devices, Inc.*		134,299	452,588
Freescale Semiconductor Ltd.*	BM	42,918	408,150
KLA-Tencor Corp.		23,099	1,101,938
Lam Research Corp.*		16,415	521,751
Marvell Technology Group Ltd.	BM	124,006	1,134,655
Micron Technology, Inc.*		203,767	1,219,545
ON Semiconductor Corp.*		43,720	269,752

			5,108,379

SOFTWARE – 4.0%
Autodesk, Inc.*		24,019	801,514
BMC Software, Inc.*		19,113	792,998
CA, Inc.		53,509	1,378,659
Citrix Systems, Inc.*		8,226	629,865
Solera Holdings, Inc.		9,950	436,507
Symantec Corp.*		195,424	3,517,632
TIBCO Software, Inc.*		68,915	2,083,301

			9,640,476

SPECIALTY RETAIL – 2.4%
Best Buy Co., Inc. (1)		25,400	436,626
Guess?, Inc.		58,750	1,493,425
Limited Brands, Inc.		10,134	499,201
PetSmart, Inc.		6,943	478,928
Ross Stores, Inc.		14,132	912,927
Signet Jewelers Ltd.	BM	10,754	524,365
The Gap, Inc.		2,521	90,202
Urban Outfitters, Inc.*		35,216	1,322,713

			5,758,387

SCSM GOLDMAN SACHS MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
THRIFT & MORTGAGE FINANCE – 0.7%
New York Community Bancorp, Inc.		82,979	$1,174,982
People’s United Financial, Inc.		10,808	131,209
Washington Federal, Inc.		17,548	292,701

			1,598,892

TOBACCO – 0.8%
Lorillard, Inc.		12,502	1,455,858
Universal Corp.		10,788	549,325

			2,005,183

TRADING COMPANIES & DISTRIBUTORS – 1.6%
MSC Industrial Direct Co., Inc., Class A		11,101	748,873
Watsco, Inc.		24,956	1,891,415
WESCO International, Inc.*		21,018	1,202,230

			3,842,518

WIRELESS TELECOMMUNICATION SERVICES – 0.3%
US Cellular Corp.*		15,779	617,432

Total Common Stocks (Cost $209,445,835)			233,351,541

SHORT TERM INVESTMENTS – 2.0%
MUTUAL FUNDS – 2.0%
State Street Institutional Liquid Reserves Fund, 0.21% (Cost $4,831,792)		4,831,792	4,831,792

TOTAL INVESTMENTS – 99.5% (Cost $214,277,627)			238,183,333
Other assets less liabilities – 0.5%			1,199,892

NET ASSETS – 100.0%			$239,383,225

REIT	Real Estate Investment Trust

BM	Bermuda
CA	Canada
CH	Switzerland
GG	Guernsey
IE	Ireland
KY	Cayman Islands
NL	Netherlands
PA	Panama
PR	Puerto Rico

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

SCSM GOLDMAN SACHS MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(1)	At the period end, securities (or portions thereof) with an aggregate market value of $436,626 have been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Unrealized Depreciation ($)
Long	S&P Midcap 400 E-Mini Index December Futures	12/21/12	39	(86,238)

SCSM GOLDMAN SACHS MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(2)	Fair Value Measurements

All investments and financial derivative instruments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SCSM COLUMBIA SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 98.1%
AEROSPACE & DEFENSE – 1.4%
AAR Corp.		9,840	$161,573
Ceradyne, Inc.		13,110	320,277
Curtiss-Wright Corp.		9,910	324,057

			805,907

AUTO COMPONENTS – 0.8%
Cooper Tire & Rubber Co.		15,110	289,810
Gentherm, Inc.*		12,639	157,229

			447,039

BUILDING PRODUCTS – 0.4%
Universal Forest Products, Inc.		6,104	253,560

CAPITAL MARKETS – 0.7%
GFI Group, Inc.		49,620	157,791
INTL FCStone, Inc.*		11,561	220,353

			378,144

CHEMICALS – 3.6%
A. Schulman, Inc.		9,524	226,862
Chemtura Corp.*		21,149	364,186
Cytec Industries, Inc.		4,230	277,150
Ferro Corp.*		13,336	45,742
H.B. Fuller Co.		7,356	225,682
Minerals Technologies, Inc.		5,720	405,720
OM Group, Inc.*		28,725	532,561

			2,077,903

COMMERCIAL BANKS – 9.5%
Ameris Bancorp*		23,366	294,178
Bancfirst Corp.		5	215
BankUnited, Inc.		8,924	219,620
Banner Corp.		4,780	129,538
Bryn Mawr Bank Corp.		11,775	264,231
Chemical Financial Corp.		14,440	349,448
Columbia Banking System, Inc.		18,480	342,619
Community Trust Bancorp, Inc.		6,200	220,317
First Citizens BancShares, Inc.		1,558	253,798
First Commonwealth Financial Corp.		44,825	316,016
First Financial Corp.		10,657	333,990
FirstMerit Corp.		28,140	414,502
Glacier Bancorp, Inc.		22,080	344,006
Hancock Holding Co.		14,950	462,703
Investors Bancorp, Inc.*		16,190	295,306
Merchants Bancshares, Inc.		8,274	244,497
Northrim BanCorp, Inc.		11,558	232,778
Union First Market Bankshares Corp.		8,270	128,681
West Coast Bancorp*		9,010	202,905
Wintrust Financial Corp.		11,389	427,885

			5,477,233

COMMERCIAL SERVICES & SUPPLIES – 1.9%
ABM Industries, Inc.		11,590	219,399
Acco Brands Corp.*		34,341	222,873
Consolidated Graphics, Inc.*		5,249	136,946

	Country Code**	Shares	Value
Ennis, Inc.		8,892	$145,918
UniFirst Corp.		5,570	372,020

			1,097,156

COMMUNICATIONS EQUIPMENT – 0.7%
Emulex Corp.*		31,870	229,782
Symmetricom, Inc.*		27,740	193,348

			423,130

COMPUTERS & PERIPHERALS – 0.5%
QLogic Corp.*		25,120	286,870

CONSTRUCTION & ENGINEERING – 1.4%
Comfort Systems USA, Inc.		14,393	157,315
Dycom Industries, Inc.*		11,284	162,264
KHD Humboldt Wedag International AG*	DE	12,879	82,387
Layne Christensen Co.*		8,250	161,782
Pike Electric Corp.*		18,567	147,608
Sterling Construction Co., Inc.*		11,998	119,740

			831,096

CONSUMER FINANCE – 0.5%
Cash America International, Inc.		7,670	295,832

CONTAINERS & PACKAGING – 1.1%
Greif, Inc., Class A		11,647	514,565
Greif, Inc., Class B		2,768	136,905

			651,470

DIVERSIFIED CONSUMER SERVICES – 0.4%
Lincoln Educational Services Corp.		26,515	111,363
Universal Technical Institute, Inc.		8,721	119,478

			230,841

DIVERSIFIED FINANCIAL SERVICES – 0.3%
Pico Holdings, Inc.*		6,947	158,531

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.1%
Cbeyond, Inc.*		23,206	228,811
Lumos Networks Corp.		8,130	63,902
Neutral Tandem, Inc.*		18,174	170,472
Warwick Valley Telephone Co.		11,712	152,256

			615,441

ELECTRIC UTILITIES – 2.1%
ALLETE, Inc.		10,760	449,122
IDACORP, Inc.		10,770	466,018
MGE Energy, Inc.		6,000	317,940

			1,233,080

ELECTRICAL EQUIPMENT – 2.0%
Belden, Inc.		10,316	380,454
Brady Corp., Class A		9,690	283,723
GrafTech International Ltd.*		31,370	282,016
Powell Industries, Inc.*		4,808	185,926

			1,132,119

SCSM COLUMBIA SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 2.3%
Anixter International, Inc.		4,299	$247,021
Electro Scientific Industries, Inc.		12,710	155,316
GSI Group, Inc.*	CA	15,198	135,414
Littelfuse, Inc.		5,950	336,413
Methode Electronics, Inc.		13,680	132,833
MTS Systems Corp.		5,516	295,382

			1,302,379

ENERGY EQUIPMENT & SERVICES – 3.7%
Dawson Geophysical Co.*		6,683	168,813
Gulf Island Fabrication, Inc.		5,858	163,262
Helix Energy Solutions Group, Inc.*		21,550	393,718
Matrix Service Co.*		18,750	198,188
Newpark Resources, Inc.*		26,078	193,238
Patterson-UTI Energy, Inc.		16,710	264,686
RPC, Inc.		15,825	188,159
Tesco Corp.*	CA	4,000	42,720
TETRA Technologies, Inc.*		26,015	157,391
TGC Industries, Inc.*		20,855	150,156
Tidewater, Inc.		5,000	242,650

			2,162,981

FOOD & STAPLES RETAILING – 1.3%
Harris Teeter Supermarkets, Inc.		7,530	292,465
Spartan Stores, Inc.		12,884	197,254
The Andersons, Inc.		7,710	290,359

			780,078

FOOD PRODUCTS – 1.7%
Chiquita Brands International, Inc.*		24,820	189,625
Darling International, Inc.*		19,610	358,667
Fresh Del Monte Produce, Inc.	KY	17,400	445,440

			993,732

GAS UTILITIES – 1.5%
Southwest Gas Corp.		10,386	459,061
The Laclede Group, Inc.		8,990	386,570

			845,631

HEALTH CARE EQUIPMENT & SUPPLIES – 2.7%
Analogic Corp.		2,219	173,459
Angiodynamics, Inc.*		16,873	205,851
CONMED Corp.		10,980	312,930
ICU Medical, Inc.*		5,575	337,176
Medical Action Industries, Inc.*		17,935	62,593
Orthofix International NV*	AN	5,219	233,550
Quidel Corp.*		11,615	219,872

			1,545,431

	Country Code**	Shares	Value
HEALTH CARE PROVIDERS & SERVICES – 2.3%
AmSurg Corp.*		7,870	$223,351
Centene Corp.*		7,570	283,194
Magellan Health Services, Inc.*		8,140	420,105
Molina Healthcare, Inc.*		9,560	240,434
Triple-S Management Corp., Class B*	PR	8,730	182,457

			1,349,541

HOTELS, RESTAURANTS & LEISURE – 1.2%
Bob Evans Farms, Inc.		5,781	226,211
Red Robin Gourmet Burgers, Inc.*		6,349	206,723
WMS Industries, Inc.*		16,000	262,080

			695,014

HOUSEHOLD DURABLES – 0.7%
American Greetings Corp.		12,400	208,320
Cavco Industries, Inc.*		3,857	176,998

			385,318

INSURANCE – 7.1%
Allied World Assurance Co. Holdings, Ltd.	CH	4,180	322,905
American Safety Insurance Holdings, Ltd.*	BM	13,182	246,372
Argo Group International Holdings, Inc.	BM	13,030	422,042
Baldwin & Lyons, Inc., Class B		10,185	243,523
EMC Insurance Group, Inc.		10,290	216,090
Endurance Specialty Holdings, Ltd.	BM	7,560	291,060
FBL Financial Group, Inc.		6,882	228,482
Hanover Insurance Group, Inc.		8,341	310,786
Horace Mann Educators Corp.		17,520	317,287
Kemper Corp.		8,344	256,244
National Western Life Insurance Co.		1,086	155,570
Navigators Group, Inc.*		5,550	273,199
Safety Insurance Group, Inc.		6,295	288,815
Symetra Financial Corp.		24,345	299,443
United Fire Group, Inc.		8,870	222,814

			4,094,632

INTERNET SOFTWARE & SERVICES – 1.7%
Blucora, Inc.*		13,901	247,577
j2 Global, Inc.		9,666	317,238
Monster Worldwide, Inc.*		26,520	194,392
ValueClick, Inc.*		12,470	214,359

			973,566

IT SERVICES – 2.9%
Acxiom Corp.*		22,630	413,450
Convergys Corp.		20,573	322,379
CSG Systems International, Inc.*		11,440	257,285
Global Cash Access Holdings, Inc.*		28,317	227,952
MoneyGram International, Inc.*		16,339	244,105

SCSM COLUMBIA SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Teletech Holdings, Inc.*		13,860	$236,313

			1,701,484

MACHINERY – 5.7%
Albany International Corp., Class A		11,435	251,227
Altra Holdings, Inc.		4,102	74,656
Astec Industries, Inc.*		7,440	235,178
Briggs & Stratton Corp.		14,567	271,966
Cascade Corp.		3,810	208,559
CIRCOR International, Inc.		6,600	249,150
EnPro Industries, Inc.*		6,061	218,257
FreightCar America, Inc.		6,760	120,260
Harsco Corp.		8,032	164,897
ITT Corp.		12,910	260,137
Kadant, Inc.*		10,864	251,936
LB Foster Co.		7,820	252,899
Mueller Industries, Inc.		6,766	307,650
Sauer-Danfoss, Inc.		2,826	113,634
Titan International, Inc.		11,690	206,445
Twin Disc, Inc.		6,270	112,233

			3,299,084

METALS & MINING – 0.6%
Coeur d’Alene Mines Corp.*		3,438	99,118
Olympic Steel, Inc.		10,885	183,739
Thompson Creek Metals Co., Inc.*	CA	22,037	62,805

			345,662

OIL, GAS & CONSUMABLE FUELS – 3.5%
Bill Barrett Corp.*		14,250	352,972
Cloud Peak Energy, Inc.*		17,740	321,094
Forest Oil Corp.*		24,200	204,490
Gulfport Energy Corp.*		10,650	332,919
Stone Energy Corp.*		14,515	364,617
Swift Energy Co.*		10,460	218,405
VAALCO Energy, Inc.*		29,915	255,773

			2,050,270

PAPER & FOREST PRODUCTS – 0.4%
Wausau Paper Corp.		22,341	206,878

PERSONAL PRODUCTS – 0.2%
Inter Parfums, Inc.		7,995	146,308

PHARMACEUTICALS – 3.2%
Impax Laboratories, Inc.*		14,150	367,334
Jazz Pharmaceuticals PLC*	IE	7,223	411,783
Medicis Pharmaceutical Corp., Class A		8,290	358,708
Questcor Pharmaceuticals, Inc.*		10,970	202,945
ViroPharma, Inc.*		16,020	484,125

			1,824,895

PROFESSIONAL SERVICES – 0.8%
FTI Consulting, Inc.*		8,280	220,910
Korn/Ferry International*		14,550	223,052

			443,962

	Country Code**	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 7.1%
Associated Estates Realty Corp.		11,490	$174,188
Campus Crest Communities, Inc.		16,130	174,204
Chesapeake Lodging Trust		19,775	392,929
Colonial Properties Trust		18,370	386,688
Cousins Properties, Inc.		43,513	345,493
DiamondRock Hospitality Co.		40,950	394,348
Franklin Street Properties Corp.		24,299	268,990
National Health Investors, Inc.		6,290	323,558
Potlatch Corp.		10,880	406,586
Sabra Health Care REIT, Inc.		12,700	254,127
Starwood Property Trust, Inc.		11,033	256,738
Sunstone Hotel Investors, Inc.*		41,745	459,195
Terreno Realty Corp.		18,127	286,407

			4,123,451

ROAD & RAIL – 1.4%
Heartland Express, Inc.		21,070	281,495
Ryder System, Inc.		5,150	201,159
Werner Enterprises, Inc.		14,240	304,309

			786,963

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 4.1%
ATMI, Inc.*		11,280	209,470
Cabot Microelectronics Corp.		6,500	228,410
Cymer, Inc.*		4,270	218,026
Entegris, Inc.*		41,530	337,639
First Solar, Inc.*		8,070	178,710
GT Advanced Technologies, Inc.*		27,780	151,401
Integrated Device Technology, Inc.*		30,760	180,869
MKS Instruments, Inc.		13,333	339,858
Silicon Laboratories, Inc.*		1,866	68,594
Teradyne, Inc.*		14,920	212,162
Tessera Technologies, Inc.		16,964	232,068

			2,357,207

SOFTWARE – 0.9%
Parametric Technology Corp.*		8,840	192,712
Progress Software Corp.*		14,240	304,594

			497,306

SPECIALTY RETAIL – 4.8%
Aaron’s, Inc.		10,670	296,733
Casual Male Retail Group, Inc.*		31,020	143,623
Finish Line, Inc., Class A		16,240	369,297
GameStop Corp., Class A		13,166	276,486
hhgregg, Inc.*		16,463	113,595
Rent-A-Center, Inc.		16,990	596,009
Shoe Carnival, Inc.		10,307	242,524
Stage Stores, Inc.		13,252	279,087
The Men’s Wearhouse, Inc.		12,770	439,671

			2,757,025

TEXTILES, APPAREL & LUXURY GOODS – 3.1%
Columbia Sportswear Co.		5,810	313,740

SCSM COLUMBIA SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Crocs, Inc.*		16,850	$273,139
Deckers Outdoor Corp.*		7,770	284,693
G-III Apparel Group, Ltd.*		7,220	259,198
The Jones Group, Inc.		30,220	388,931
The Warnaco Group, Inc.*		4,790	248,601

			1,768,302

THRIFT & MORTGAGE FINANCE – 3.7%
Bank Mutual Corp.		43,709	198,876
BankFinancial Corp.		24,178	212,525
Beneficial Mutual Bancorp, Inc.*		33,000	315,480
Brookline Bancorp, Inc.		34,423	303,611
Home Federal Bancorp, Inc.		20,162	228,234
Northfield Bancorp, Inc.		4,982	79,812
Provident New York Bancorp		11,520	108,403
United Financial Bancorp, Inc.		11,338	164,061
Washington Federal, Inc.		22,570	376,467
Westfield Financial, Inc.		17,042	127,644

			2,115,113

TRADING COMPANIES & DISTRIBUTORS – 0.5%
Applied Industrial Technologies, Inc.		2,343	97,070
Kaman Corp.		5,930	212,650

			309,720

WIRELESS TELECOMMUNICATION SERVICES – 0.6%
NTELOS Holdings Corp.		8,610	149,556
Shenandoah Telecommunications Co.		10,351	182,177

			331,733

Total Common Stocks (Cost $54,527,900)			56,589,018

EXCHANGE TRADED FUNDS – 1.0%
iShares Russell 2000 Value Index Fund (Cost $597,727)		7,870	581,908

TOTAL INVESTMENTS – 99.1% (Cost $55,125,627)			57,170,926
Other assets less liabilities – 0.9%			526,948

NET ASSETS – 100.0%			$57,697,874

REIT	Real Estate Investment Trust

AN	Netherlands Antilles
BM	Bermuda
CA	Canada
CH	Switzerland
DE	Germany
IE	Ireland
KY	Cayman Islands
PR	Puerto Rico

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

SCSM COLUMBIA SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(1)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks (a)	$56,506,631	$82,387	$—	$56,589,018
Exchange Traded Funds	581,908	—	—	581,908

Total Investments	$57,088,539	$82,387	$—	$57,170,926

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations of Level 1 Securities. The Level 2 security is within the Construction & Engineering industry in the Portfolio of Investments.

SCSM DAVIS VENTURE VALUE FUND

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 93.1%
AUTOMOBILES – 0.6%
Harley-Davidson, Inc.		52,146	$2,209,426

BEVERAGES – 4.4%
Diageo PLC ADR	GB	79,447	8,956,060
Heineken Holding NV	NL	66,759	3,242,382
The Coca-Cola Co.		132,880	5,040,138

			17,238,580

CAPITAL MARKETS – 7.4%
Ameriprise Financial, Inc.		28,635	1,623,318
Bank of New York Mellon Corp.		748,520	16,931,522
Julius Baer Group Ltd.	CH	204,200	7,121,489
The Charles Schwab Corp.		141,450	1,809,146
The Goldman Sachs Group, Inc.		15,021	1,707,587

			29,193,062

CHEMICALS – 4.9%
Air Products & Chemicals, Inc.		58,260	4,818,102
Ecolab, Inc.		47,670	3,089,493
Monsanto Co.		73,220	6,664,484
Potash Corp. of Saskatchewan, Inc.	CA	66,425	2,884,173
Praxair, Inc.		15,120	1,570,666

			19,026,918

COMMERCIAL BANKS – 6.1%
Wells Fargo & Co.		694,193	23,970,484

COMMERCIAL SERVICES & SUPPLIES – 1.4%
Iron Mountain, Inc.		157,624	5,376,555

COMPUTERS & PERIPHERALS – 0.3%
Hewlett-Packard Co.		79,000	1,347,740

CONSTRUCTION MATERIALS – 0.2%
Martin Marietta Materials, Inc.		9,910	821,242

CONSUMER FINANCE – 5.8%
American Express Co.		399,575	22,719,834

CONTAINERS & PACKAGING – 0.1%
Sealed Air Corp.		19,603	303,062

DIVERSIFIED FINANCIAL SERVICES – 0.8%
CME Group, Inc.		14,150	810,795
JP Morgan Chase & Co.		57,536	2,329,057

			3,139,852

ELECTRICAL EQUIPMENT – 0.3%
Emerson Electric Co.		28,420	1,371,833

ENERGY EQUIPMENT & SERVICES – 1.2%
Schlumberger, Ltd.	AN	33,400	2,415,822
Transocean Ltd.	CH	48,582	2,180,846

			4,596,668

	Country Code**	Shares	Value
FOOD & STAPLES RETAILING – 11.5%
Costco Wholesale Corp.		183,295	$18,352,412
CVS Caremark Corp.		529,352	25,631,224
Sysco Corp.		33,490	1,047,232
Walgreen Co.		3,720	135,557

			45,166,425

FOOD PRODUCTS – 0.4%
Nestle SA	CH	5,750	362,546
Unilever NV	NL	28,720	1,018,986

			1,381,532

HEALTH CARE PROVIDERS & SERVICES – 2.6%
Express Scripts Holding Co.*		165,341	10,361,920

HOUSEHOLD DURABLES – 0.1%
Hunter Douglas NV	AN	14,850	560,086

INSURANCE – 11.3%
ACE Ltd.	CH	40,550	3,065,580
Alleghany Corp.*		15,870	5,474,198
Aon PLC	GB	12,980	678,724
Berkshire Hathaway, Inc., Class A*		80	10,616,000
Everest Re Group, Ltd.	BM	5,950	636,412
Fairfax Financial Holdings Ltd.	CA	5,200	2,011,516
Fairfax Financial Holdings Ltd.(1)	CA	1,960	757,065
Loews Corp.		269,770	11,130,710
Markel Corp.*		1,353	620,337
The Progressive Corp.		456,319	9,464,056

			44,454,598

INTERNET & CATALOG RETAIL – 1.3%
Expedia, Inc.		10,260	593,438
Groupon, Inc.*		122,800	584,528
Liberty Interactive Corp., Class A*		108,062	1,999,147
Liberty Ventures, Series A*		5,403	268,205
Netflix, Inc.*		31,860	1,734,459

			5,179,777

INTERNET SOFTWARE & SERVICES – 4.1%
Google, Inc., Class A*		21,300	16,070,850

IT SERVICES – 0.7%
Visa, Inc., Class A		20,000	2,685,600

LIFE SCIENCES TOOLS & SERVICES – 0.3%
Agilent Technologies, Inc.		34,148	1,312,991

MACHINERY – 0.8%
PACCAR, Inc.		74,230	2,971,056

MARINE – 1.1%
China Shipping Development Co., Ltd.	CN	217,000	90,113
Kuehne & Nagel International AG	CH	37,886	4,278,036

			4,368,149

SCSM DAVIS VENTURE VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
MEDIA – 2.6%
Grupo Televisa SA ADR	MX	36,476	$857,551
The Walt Disney Co.		178,450	9,329,366

			10,186,917

METALS & MINING – 1.1%
BHP Billiton PLC	GB	78,600	2,443,272
Rio Tinto PLC	GB	42,672	1,987,959

			4,431,231

OIL, GAS & CONSUMABLE FUELS – 8.7%
Canadian Natural Resources Ltd.	CA	333,502	10,268,527
China Coal Energy Co., Ltd.	CN	180,200	164,535
Devon Energy Corp.		67,881	4,106,800
EOG Resources, Inc.		96,193	10,778,426
Occidental Petroleum Corp.		100,110	8,615,467
OGX Petroleo e Gas Participacoes SA*	BR	39,500	119,830

			34,053,585

PERSONAL PRODUCTS – 0.2%
Natura Cosmeticos SA	BR	28,600	779,455

PHARMACEUTICALS – 0.3%
Pfizer, Inc.		41,040	1,019,844

REAL ESTATE MANAGEMENT & DEVELOPMENT – 2.2%
Brookfield Asset Management, Inc., Class A	CA	122,890	4,240,934
Hang Lung Group Ltd.	HK	669,900	4,250,563

			8,491,497

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.6%
Intel Corp.		44,130	1,000,869
Texas Instruments, Inc.		191,055	5,263,565

			6,264,434

SOFTWARE – 2.4%
Activision Blizzard, Inc.		200,740	2,264,347
Microsoft Corp.		128,140	3,816,009
Oracle Corp.		105,960	3,336,681

			9,417,037

SPECIALTY RETAIL – 3.7%
Bed Bath & Beyond, Inc.*		181,630	11,442,690
CarMax, Inc.*		62,587	1,771,212
Tiffany & Co.		19,780	1,223,986

			14,437,888

TEXTILES, APPAREL & LUXURY GOODS – 0.1%
Compagnie Financiere Richemont SA	CH	9,900	593,684

TOBACCO – 0.9%
Philip Morris International, Inc.		40,228	3,618,106

TRANSPORTATION INFRASTRUCTURE – 1.4%
China Merchants Holdings International Co., Ltd.	HK	1,738,724	5,370,412

	Country Code**	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES – 0.2%
America Movil SAB de C.V. ADR, Series L	MX	28,400	$722,496

Total Common Stocks (Cost $289,799,461)			365,214,826

RIGHTS – 0.0%+
INTERNET & CATALOG RETAIL – 0.0%+
Liberty Ventures, expires 10/9/12* (Cost $11,325)		1,802	24,399

		Principal Amount (000)
SHORT TERM INVESTMENTS – 6.8%
COMMERCIAL PAPER(2) – 6.8%
Societe Generale North America, Inc. 0.18%, 10/1/12		$11,634	11,634,000
Sumitomo Mitsui Trust NY(1) 0.15%, 10/2/12		15,000	14,999,938

Total Short Term Investments (Amortized cost $26,633,938)			26,633,938

TOTAL INVESTMENTS – 99.9% (Cost $316,444,724)			391,873,163
Other assets less liabilities – 0.1%			204,110

NET ASSETS – 100.0%			$392,077,273

ADR	American Depositary Receipt

AN	Netherlands Antilles
BM	Bermuda
BR	Brazil
CA	Canada
CH	Switzerland
CN	China
GB	Great Britain
HK	Hong Kong
MX	Mexico
NL	Netherlands

+	Amount is less than 0.05%.
*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.
(1)	Eligible for resale under rule 144A or exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $15,757,003, representing 4.0% of net assets.
(2)	Interest rates represent annualized yield at date of purchase.

SCSM DAVIS VENTURE VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(3)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Automobiles	$2,209,426	$—	$—	$2,209,426
Beverages	13,996,198	3,242,382	—	17,238,580
Capital Markets	22,071,573	7,121,489	—	29,193,062
Chemicals	19,026,918	—	—	19,026,918
Commercial Banks	23,970,484	—	—	23,970,484
Commercial Services & Supplies	5,376,555	—	—	5,376,555
Computers & Peripherals	1,347,740	—	—	1,347,740
Construction Materials	821,242	—	—	821,242
Consumer Finance	22,719,834	—	—	22,719,834
Containers & Packaging	303,062	—	—	303,062
Diversified Financial Services	3,139,852	—	—	3,139,852
Electrical Equipment	1,371,833	—	—	1,371,833
Energy Equipment & Services	4,596,668	—	—	4,596,668
Food & Staples Retailing	45,166,425	—	—	45,166,425
Food Products	1,018,986	362,546	—	1,381,532
Health Care Providers & Services	10,361,920	—	—	10,361,920
Household Durables	—	560,086	—	560,086
Insurance	44,454,598	—	—	44,454,598
Internet & Catalog Retail	5,179,777	—	—	5,179,777
Internet Software & Services	16,070,850	—	—	16,070,850
IT Services	2,685,600	—	—	2,685,600
Life Sciences Tools & Services	1,312,991	—	—	1,312,991
Machinery	2,971,056	—	—	2,971,056
Marine	—	4,368,149	—	4,368,149
Media	10,186,917	—	—	10,186,917
Metals & Mining	—	4,431,231	—	4,431,231
Oil, Gas & Consumable Fuels	33,889,050	164,535	—	34,053,585
Personal Products	779,455	—	—	779,455
Pharmaceuticals	1,019,844	—	—	1,019,844
Real Estate Management & Development	4,240,934	4,250,563	—	8,491,497
Semiconductors & Semiconductor Equipment	6,264,434	—	—	6,264,434
Software	9,417,037	—	—	9,417,037
Specialty Retail	14,437,888	—	—	14,437,888
Textiles, Apparel & Luxury Goods	—	593,684	—	593,684
Tobacco	3,618,106	—	—	3,618,106
Transportation Infrastructure	—	5,370,412	—	5,370,412
Wireless Telecommunication Services	722,496	—	—	722,496

Total Common Stocks	334,749,749	30,465,077	—	365,214,826

Rights	24,399	—		24,399
Short Term Investments Commercial Paper	—	26,633,938	—	26,633,938

Total Investments	$334,774,148	$57,099,015	$—	$391,873,163

†	See Note 2b in the Notes to Portfolios of Investments for additional information.

SCSM INVESCO SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 98.5%
AEROSPACE & DEFENSE – 2.1%
Hexcel Corp.*		16,117	$387,130
TransDigm Group, Inc.*		4,028	571,453

			958,583

AIR FREIGHT & LOGISTICS – 1.3%
Forward Air Corp.		9,804	298,140
HUB Group, Inc.*		9,803	290,953

			589,093

AUTO COMPONENTS – 1.7%
Tenneco, Inc.*		11,934	334,152
TRW Automotive Holdings Corp.*		9,453	413,191

			747,343

BIOTECHNOLOGY – 5.4%
Acorda Therapeutics, Inc.*		7,363	188,566
Amarin Corp. PLC ADR*	GB	23,724	298,922
BioMarin Pharmaceutical, Inc.*		9,029	363,598
Incyte Corp.*		21,505	388,165
Myriad Genetics, Inc.*		15,303	413,028
Seattle Genetics, Inc.*		14,356	386,894
United Therapeutics Corp.*		6,863	383,505

			2,422,678

BUILDING PRODUCTS – 1.0%
A.O. Smith Corp.		7,751	445,993

CAPITAL MARKETS – 2.3%
Affiliated Managers Group, Inc.*		4,286	527,178
Greenhill & Co., Inc.		3,725	192,769
Stifel Financial Corp.*		9,744	327,398

			1,047,345

CHEMICALS – 1.9%
Intrepid Potash, Inc.*		9,082	195,081
Olin Corp.		16,427	356,959
Rockwood Holdings, Inc.		6,184	288,174

			840,214

COMMERCIAL BANKS – 3.6%
East West Bancorp, Inc.		15,510	327,571
Huntington Bancshares, Inc.		41,413	285,750
PrivateBancorp, Inc.		20,976	335,406
Prosperity Bancshares, Inc.		6,962	296,721
SVB Financial Group*		5,824	352,119

			1,597,567

COMMERCIAL SERVICES & SUPPLIES – 1.9%
Corrections Corporation of America		13,667	457,161
Tetra Tech, Inc.*		15,577	409,052

			866,213

COMMUNICATIONS EQUIPMENT – 1.3%
Finisar Corp.*		13,972	199,799

	Country Code**	Shares	Value
NETGEAR, Inc.*		9,491	$361,987

			561,786

CONSTRUCTION MATERIALS – 0.7%
Martin Marietta Materials, Inc.		3,912	324,187

CONTAINERS & PACKAGING – 0.2%
Greif, Inc., Class A		2,364	104,442

DISTRIBUTORS – 0.9%
Pool Corp.		10,248	426,112

ELECTRIC UTILITIES – 0.8%
ITC Holdings Corp.		4,910	371,098

ELECTRICAL EQUIPMENT – 1.7%
Acuity Brands, Inc.		5,932	375,436
Regal-Beloit Corp.		5,502	387,781

			763,217

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 2.9%
Cognex Corp.		8,291	286,703
Littelfuse, Inc.		6,399	361,799
National Instruments Corp.		13,214	332,596
SYNNEX Corp.*		9,486	309,054

			1,290,152

ENERGY EQUIPMENT & SERVICES – 3.4%
Atwood Oceanics, Inc.*		7,289	331,285
Dresser-Rand Group, Inc.*		7,242	399,107
Dril-Quip, Inc.*		5,249	377,298
Lufkin Industries, Inc.		4,507	242,567
Patterson-UTI Energy, Inc.		12,598	199,552

			1,549,809

FOOD & STAPLES RETAILING – 0.6%
Harris Teeter Supermarkets, Inc.		7,209	279,998

FOOD PRODUCTS – 1.8%
B&G Foods, Inc.		13,030	394,939
Lancaster Colony Corp.		5,742	420,602

			815,541

HEALTH CARE EQUIPMENT & SUPPLIES – 4.9%
Insulet Corp.*		12,419	268,002
Masimo Corp.*		12,590	304,426
Meridian Bioscience, Inc.		11,038	211,709
NuVasive, Inc.*		13,559	310,637
Sirona Dental Systems, Inc.*		7,173	408,574
STERIS Corp.		9,834	348,812
Thoratec Corp.*		10,112	349,875

			2,202,035

HEALTH CARE PROVIDERS & SERVICES – 4.2%
Centene Corp.*		9,800	366,618
Chemed Corp.		6,000	415,740
Health Management Associates, Inc., Class A*		30,753	258,018
HMS Holdings Corp.*		9,107	304,447
MEDNAX, Inc.*		4,511	335,844

SCSM INVESCO SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
VCA Antech, Inc.*		11,042	$217,858

			1,898,525

HOTELS, RESTAURANTS & LEISURE – 4.8%
Choice Hotels International, Inc.		7,591	242,836
Darden Restaurants, Inc.		6,313	351,950
Domino’s Pizza, Inc.		9,461	356,680
Jack In The Box, Inc.*		12,309	346,006
Life Time Fitness, Inc.*		8,759	400,636
Penn National Gaming, Inc.*		10,592	456,515

			2,154,623

HOUSEHOLD DURABLES – 2.2%
Ethan Allen Interiors, Inc.		14,510	318,059
Mohawk Industries, Inc.*		4,669	373,614
The Ryland Group, Inc.		10,611	318,330

			1,010,003

INSURANCE – 1.7%
Brown & Brown, Inc.		15,118	394,126
HCC Insurance Holdings, Inc.		10,449	354,117

			748,243

INTERNET SOFTWARE & SERVICES – 3.4%
Ancestry.com, Inc.*		7,421	223,224
Costar Group, Inc.*		7,219	588,637
DealerTrack Holdings, Inc.*		11,839	329,716
ValueClick, Inc.*		22,601	388,511

			1,530,088

IT SERVICES – 1.2%
Alliance Data Systems Corp.*		3,858	547,643

LEISURE EQUIPMENT & PRODUCTS – 0.7%
Brunswick Corp.		13,770	311,615

LIFE SCIENCES TOOLS & SERVICES – 2.4%
Parexel International Corp.*		15,048	462,876
PerkinElmer, Inc.		11,653	343,414
Techne Corp.		3,832	275,674

			1,081,964

MACHINERY – 4.6%
Crane Co.		7,202	287,576
Kennametal, Inc.		8,035	297,938
Lincoln Electric Holdings, Inc.		9,161	357,737
Lindsay Corp.		5,237	376,907
WABCO Holdings, Inc.*		5,757	332,006
Wabtec Corp.		5,021	403,136

			2,055,300

METALS & MINING – 1.4%
Allied Nevada Gold Corp.*		3,506	136,944
Carpenter Technology Corp.		7,103	371,629
Detour Gold Corp.*	CA	4,229	117,996

			626,569

OIL, GAS & CONSUMABLE FUELS – 2.9%
Berry Petroleum Co., Class A		8,529	346,533
Energen Corp.		6,894	361,315
Oasis Petroleum, Inc.*		12,443	366,695

	Country Code**	Shares	Value
Resolute Energy Corp.*		24,107	$213,829

			1,288,372

PHARMACEUTICALS – 0.9%
Salix Pharmaceuticals Ltd.*		9,240	391,222

REAL ESTATE INVESTMENT TRUSTS – 0.7%
Colonial Properties Trust		16,000	336,800

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 4.6%
Cymer, Inc.*		6,669	340,519
Microsemi Corp.*		16,460	330,352
MKS Instruments, Inc.		11,128	283,653
Power Integrations, Inc.		8,660	263,524
Semtech Corp.*		12,537	315,305
Teradyne, Inc.*		21,286	302,687
Volterra Semiconductor Corp.*		11,470	250,849

			2,086,889

SOFTWARE – 12.1%
ANSYS, Inc.*		5,980	438,932
Aspen Technology, Inc.*		21,727	561,643
Cadence Design Systems, Inc.*		28,367	364,941
Commvault Systems, Inc.*		9,780	574,086
Fair Issac Corp.		9,644	426,843
Informatica Corp.*		11,086	385,904
Interactive Intelligence Group*		8,103	243,495
Manhattan Associates, Inc.*		9,998	572,586
MICROS Systems, Inc.*		8,017	393,795
MicroStrategy, Inc., Class A*		2,568	344,292
Parametric Technology Corp.*		12,629	275,312
Solarwinds, Inc.*		11,454	638,446
Websense, Inc.*		12,828	200,758

			5,421,033

SPECIALTY RETAIL – 5.2%
DSW, Inc., Class A		6,543	436,549
Foot Locker, Inc.		13,015	462,033
Group 1 Automotive, Inc.		6,379	384,207
Monro Muffler Brake, Inc.		8,232	289,684
Tractor Supply Co.		4,300	425,227
Vitamin Shoppe, Inc.*		5,892	343,621

			2,341,321

TEXTILES, APPAREL & LUXURY GOODS – 2.2%
Maidenform Brands, Inc.*		10,904	223,314
Steven Madden Ltd.*		8,033	351,203
The Warnaco Group, Inc.*		1,962	101,828
Under Armour, Inc., Class A*		5,868	327,610

			1,003,955

TRADING COMPANIES & DISTRIBUTORS – 1.7%
Watsco, Inc.		5,109	387,211
WESCO International, Inc.*		6,204	354,869

			742,080

WIRELESS TELECOMMUNICATION SERVICES – 1.2%
SBA Communications Corp.*		8,432	530,373

Total Common Stocks (Cost $37,311,033)			44,310,024

SCSM INVESCO SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

Value
TOTAL INVESTMENTS – 98.5% (Cost $37,311,033)	$44,310,024
Other assets less liabilities – 1.5%	673,664

NET ASSETS – 100.0%	$44,983,688

ADR	American Depositary Receipt

CA	Canada
GB	Great Britain

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

SCSM INVESCO SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(1)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SCSM LORD ABBETT GROWTH & INCOME FUND

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 99.7%
AEROSPACE & DEFENSE – 0.5%
United Technologies Corp.		29,740	$2,328,345

AUTOMOBILES – 1.1%
Ford Motor Co.		468,890	4,623,255

BEVERAGES – 1.4%
Diageo PLC ADR	GB	15,930	1,795,789
The Coca-Cola Co.		120,000	4,551,600

			6,347,389

BIOTECHNOLOGY – 3.5%
Celgene Corp.*		122,207	9,336,615
Gilead Sciences, Inc.*		18,800	1,247,004
Onyx Pharmaceuticals, Inc.*		59,210	5,003,245

			15,586,864

CAPITAL MARKETS – 1.5%
Franklin Resources, Inc.		52,440	6,558,671

CHEMICALS – 2.6%
Ashland, Inc.		66,650	4,772,140
Celanese Corp., Series A		25,000	947,750
E.I. du Pont de Nemours & Co.		64,990	3,267,047
PPG Industries, Inc.		20,020	2,299,097

			11,286,034

COMMERCIAL BANKS – 10.1%
BB&T Corp.		181,540	6,019,867
Fifth Third Bancorp		283,910	4,403,444
M&T Bank Corp.		69,850	6,646,926
PNC Financial Services Group, Inc.		141,330	8,917,923
SunTrust Banks, Inc.		110,030	3,110,548
U.S. Bancorp		226,500	7,768,950
Wells Fargo & Co.		211,927	7,317,839

			44,185,497

COMPUTERS & PERIPHERALS – 1.1%
EMC Corp.*		120,710	3,291,761
NCR Corp.*		66,580	1,551,980

			4,843,741

CONSTRUCTION & ENGINEERING – 1.0%
Jacobs Engineering Group, Inc.*		111,590	4,511,584

CONSUMER FINANCE – 2.6%
Capital One Financial Corp.		196,481	11,201,382

DIVERSIFIED FINANCIAL SERVICES – 4.0%
Bank of America Corp.		457,731	4,041,765
Citigroup, Inc.		185,540	6,070,869
JP Morgan Chase & Co.		183,272	7,418,850

			17,531,484

DIVERSIFIED TELECOMMUNICATION SERVICES – 3.2%
AT&T, Inc.		192,450	7,255,365

	Country Code**	Shares	Value
Verizon Communications, Inc.		144,480	$6,583,954

			13,839,319

ELECTRIC UTILITIES – 2.8%
Duke Energy Corp.		64,353	4,170,074
Edison International		33,000	1,507,770
NextEra Energy, Inc.		55,360	3,893,469
Xcel Energy, Inc.		104,030	2,882,671

			12,453,984

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.9%
Arrow Electronics, Inc.*		122,560	4,131,498

ENERGY EQUIPMENT & SERVICES – 4.2%
Cameron International Corp.*		63,720	3,572,781
Ensco PLC, Class A	GB	32,030	1,747,557
Halliburton Co.		238,602	8,038,501
Helmerich & Payne, Inc.		16,230	772,710
Schlumberger, Ltd.	AN	61,840	4,472,887

			18,604,436

FOOD & STAPLES RETAILING – 0.7%
CVS Caremark Corp.		60,520	2,930,378

FOOD PRODUCTS – 4.2%
Archer-Daniels-Midland Co.		122,400	3,326,832
Bunge, Ltd.	BM	91,420	6,129,711
HJ Heinz Co.		58,400	3,267,480
Kraft Foods, Inc., Class A		138,600	5,731,110

			18,455,133

HEALTH CARE EQUIPMENT & SUPPLIES – 1.5%
Covidien PLC	IE	109,640	6,514,809

HEALTH CARE PROVIDERS & SERVICES – 5.7%
CIGNA Corp.		125,803	5,934,128
DaVita, Inc.*		41,015	4,249,564
Express Scripts Holding Co.*		141,405	8,861,851
Laboratory Corp. of America Holdings*		64,430	5,957,842

			25,003,385

HOUSEHOLD PRODUCTS – 0.2%
Colgate-Palmolive Co.		8,000	857,760

INSURANCE – 7.6%
ACE Ltd.	CH	84,000	6,350,400
Berkshire Hathaway, Inc., Class B*		130,040	11,469,528
Marsh & McLennan Cos., Inc.		107,100	3,633,903
Prudential Financial, Inc.		97,750	5,328,353
Travelers Cos., Inc.		96,920	6,615,759

			33,397,943

INTERNET SOFTWARE & SERVICES – 1.5%
eBay, Inc.*		139,235	6,740,366

LIFE SCIENCES TOOLS & SERVICES – 2.4%
Thermo Fisher Scientific, Inc.		179,410	10,554,690

SCSM LORD ABBETT GROWTH & INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
MACHINERY – 2.1%
Dover Corp.		41,090	$2,444,444
Eaton Corp.		141,090	6,667,913

			9,112,357

MEDIA – 5.6%
Comcast Corp., Class A		232,770	8,326,183
Omnicom Group, Inc.		35,170	1,813,365
The Walt Disney Co.		152,032	7,948,233
Time Warner, Inc.		139,900	6,341,667

			24,429,448

MULTI-LINE RETAIL – 1.5%
Target Corp.		104,042	6,603,546

MULTI-UTILITIES – 1.5%
Dominion Resources, Inc.		59,160	3,131,930
PG&E Corp.		81,270	3,467,791

			6,599,721

OIL, GAS & CONSUMABLE FUELS – 12.0%
Anadarko Petroleum Corp.		109,360	7,646,451
Apache Corp.		53,410	4,618,363
Devon Energy Corp.		68,210	4,126,705
EOG Resources, Inc.		27,980	3,135,159
Exxon Mobil Corp.		163,600	14,961,220
Imperial Oil, Ltd.	CA	37,715	1,736,021
Kinder Morgan, Inc.		118,240	4,199,885
Noble Energy, Inc.		43,910	4,070,896
Occidental Petroleum Corp.		61,170	5,264,290
Range Resources Corp.		39,840	2,783,621

			52,542,611

PAPER & FOREST PRODUCTS – 1.1%
International Paper Co.		137,660	4,999,811

PHARMACEUTICALS – 4.8%
Eli Lilly & Co.		161,440	7,653,871
Teva Pharmaceutical Industries, Ltd. ADR	IL	178,340	7,385,059
Watson Pharmaceuticals, Inc.*		71,530	6,091,495

			21,130,425

REAL ESTATE INVESTMENT TRUSTS – 0.6%
Vornado Realty Trust		34,800	2,820,540

ROAD & RAIL – 1.1%
CSX Corp.		238,200	4,942,650

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.1%
Altera Corp.		41,760	1,419,214
Broadcom Corp., Class A*		132,240	4,572,859
Intel Corp.		67,030	1,520,240
Texas Instruments, Inc.		61,730	1,700,662

			9,212,975

SOFTWARE – 1.6%
Microsoft Corp.		237,610	7,076,026

SPECIALTY RETAIL – 1.4%
The Home Depot, Inc.		99,170	5,986,893

Value
Total Common Stocks (Cost $391,005,217)	$437,944,950

TOTAL INVESTMENTS – 99.7% (Cost $391,005,217)	437,944,950
Other assets less liabilities – 0.3%	1,499,291

NET ASSETS – 100.0%	$439,444,241

ADR	American Depositary Receipt

AN	Netherlands Antilles
BM	Bermuda
CA	Canada
CH	Switzerland
GB	Great Britain
IE	Ireland
IL	Israel

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

SCSM LORD ABBETT GROWTH & INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(1)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SCSM WMC BLUE CHIP MID CAP FUND

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 99.5%
AIR FREIGHT & LOGISTICS – 2.5%
C.H. Robinson Worldwide, Inc.		45,115	$2,641,483
Expeditors International of Washington, Inc.		51,135	1,859,269

			4,500,752

AUTO COMPONENTS – 1.0%
Allison Transmission Holdings, Inc.		91,840	1,847,821

AUTOMOBILES – 1.3%
Harley-Davidson, Inc.		56,385	2,389,032

BEVERAGES – 1.1%
Molson Coors Brewing Co., Class B		46,070	2,075,454

BIOTECHNOLOGY – 5.9%
Alkermes PLC*	IE	81,735	1,696,001
Cubist Pharmaceuticals, Inc.*		33,780	1,610,630
Incyte Corp.*		51,510	929,756
Ironwood Pharmaceuticals, Inc.*		57,380	733,316
Regeneron Pharmaceuticals, Inc.*		17,710	2,703,609
Seattle Genetics, Inc.*		31,145	839,358
Vertex Pharmaceuticals, Inc.*		39,670	2,219,536

			10,732,206

BUILDING PRODUCTS – 1.7%
Lennox International, Inc.		64,020	3,096,007

CAPITAL MARKETS – 5.4%
Greenhill & Co., Inc.		26,880	1,391,040
Invesco Ltd.	BM	113,865	2,845,486
LPL Financial Holdings, Inc.		39,940	1,139,888
SEI Investments Co.		125,670	2,695,621
T. Rowe Price Group, Inc.		27,690	1,752,777

			9,824,812

CHEMICALS – 1.5%
FMC Corp.		24,440	1,353,487
The Sherwin-Williams Co.		9,635	1,434,748

			2,788,235

COMMERCIAL BANKS – 4.7%
Cullen/Frost Bankers, Inc.		14,795	849,677
East West Bancorp, Inc.		29,200	616,704
First Niagara Financial Group, Inc.		148,460	1,201,041
First Republic Bank		51,425	1,772,106
M&T Bank Corp.		37,740	3,591,338
Signature Bank*		6,690	448,765

			8,479,631

COMMERCIAL SERVICES & SUPPLIES – 1.9%
Corrections Corporation of America		38,360	1,283,142

	Country Code**	Shares	Value
Waste Connections, Inc.		71,990	$2,177,698

			3,460,840

COMMUNICATIONS EQUIPMENT – 0.5%
ADTRAN, Inc.		55,990	967,507

CONSTRUCTION & ENGINEERING – 1.0%
Jacobs Engineering Group, Inc.*		43,315	1,751,225

CONTAINERS & PACKAGING – 1.0%
Packaging Corp. of America		15,700	569,910
Silgan Holdings, Inc.		27,050	1,176,946

			1,746,856

DIVERSIFIED CONSUMER SERVICES – 0.9%
Weight Watchers International, Inc.		30,620	1,616,736

ELECTRIC UTILITIES – 0.5%
Northeast Utilities		23,380	893,817

ELECTRICAL EQUIPMENT – 0.7%
Ametek, Inc.		37,195	1,318,563

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 2.9%
Amphenol Corp., Class A		35,720	2,103,193
FEI Co.		5,070	271,245
National Instruments Corp.		66,410	1,671,540
Trimble Navigation Ltd.*		27,160	1,294,446

			5,340,424

ENERGY EQUIPMENT & SERVICES – 4.2%
Atwood Oceanics, Inc.*		54,765	2,489,069
Ensco PLC, Class A	GB	42,555	2,321,801
McDermott International, Inc.*	PA	111,545	1,363,080
Superior Energy Services, Inc.*		69,370	1,423,472

			7,597,422

FOOD & STAPLES RETAILING – 0.7%
PriceSmart, Inc.		16,070	1,216,820

GAS UTILITIES – 1.4%
UGI Corp.		77,675	2,466,181

HEALTH CARE PROVIDERS & SERVICES – 5.0%
AmerisourceBergen Corp.		57,830	2,238,599
Cardinal Health, Inc.		57,505	2,240,970
Catamaran Corp.*	CA	24,750	2,424,758
Patterson Cos., Inc.		65,400	2,239,296

			9,143,623

HEALTH CARE TECHNOLOGY – 0.9%
Allscripts Healthcare Solutions, Inc.*		137,840	1,713,351

HOUSEHOLD DURABLES – 2.1%
NVR, Inc.*		3,591	3,032,600
The Ryland Group, Inc.		24,770	743,100

			3,775,700

SCSM WMC BLUE CHIP MID CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
INDUSTRIAL CONGLOMERATES – 0.8%
Carlisle Cos., Inc.		29,765	$1,545,399

INSURANCE – 2.2%
Alleghany Corp.*		6,030	2,079,988
Unum Group		35,180	676,160
W.R. Berkley Corp.		35,226	1,320,623

			4,076,771

INTERNET & CATALOG RETAIL – 1.0%
TripAdvisor, Inc.*		53,740	1,769,658

INTERNET SOFTWARE & SERVICES – 2.0%
VeriSign, Inc.*		74,930	3,648,342

IT SERVICES – 5.9%
FleetCor Technologies, Inc.*		23,080	1,033,984
Gartner, Inc.*		18,010	830,081
Genpact Ltd.	BM	256,880	4,284,759
The Western Union Co.		148,405	2,703,939
Vantiv, Inc., Class A*		37,300	803,815
Wright Express Corp.*		15,970	1,113,428

			10,770,006

LEISURE EQUIPMENT & PRODUCTS – 1.3%
Hasbro, Inc.		60,065	2,292,681

LIFE SCIENCES TOOLS & SERVICES – 1.3%
Waters Corp.*		28,250	2,354,073

MACHINERY – 3.3%
IDEX Corp.		43,810	1,829,943
PACCAR, Inc.		60,715	2,430,118
Pall Corp.		26,210	1,664,073

			5,924,134

MEDIA – 3.0%
AMC Networks, Inc., Class A*		59,700	2,598,144
DreamWorks Animation SKG, Inc., Class A*		104,560	2,010,689
Liberty Global, Inc., Class A*		15,180	922,185

			5,531,018

METALS & MINING – 0.5%
Carpenter Technology Corp.		18,075	945,684

MULTI-UTILITIES – 0.6%
Wisconsin Energy Corp.		27,255	1,026,696

OIL, GAS & CONSUMABLE FUELS – 6.7%
Cabot Oil & Gas Corp.		33,540	1,505,946
Chesapeake Energy Corp.		36,920	696,680
Cobalt International Energy, Inc.*		85,270	1,898,963
Consol Energy, Inc.		63,140	1,897,357
Denbury Resources, Inc.*		79,340	1,282,135
Newfield Exploration Co.*		75,515	2,365,130
Pioneer Natural Resources Co.		12,385	1,292,994
Range Resources Corp.		18,900	1,320,543

			12,259,748

PHARMACEUTICALS – 4.7%
Elan Corp. PLC ADR*	IE	81,080	869,177

	Country Code**	Shares	Value
Mylan, Inc.*		135,795	$3,313,398
Watson Pharmaceuticals, Inc.*		50,455	4,296,748

			8,479,323

PROFESSIONAL SERVICES – 5.2%
Equifax, Inc.		65,660	3,058,443
IHS, Inc., Class A*		3,270	318,334
Manpower, Inc.		78,500	2,888,800
Robert Half International, Inc.		117,885	3,139,278

			9,404,855

REAL ESTATE INVESTMENT TRUSTS – 1.5%
American Tower Corp.		38,120	2,721,387

ROAD & RAIL – 0.5%
JB Hunt Transport Services, Inc.		17,530	912,261

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.5%
Maxim Integrated Products, Inc.		69,085	1,839,043
Skyworks Solutions, Inc.*		37,445	882,391

			2,721,434

SOFTWARE – 4.3%
ANSYS, Inc.*		25,550	1,875,370
Citrix Systems, Inc.*		23,135	1,771,447
FactSet Research Systems, Inc.		18,005	1,736,042
MICROS Systems, Inc.*		37,370	1,835,614
Rovi Corp.*		42,150	611,597

			7,830,070

SPECIALTY RETAIL – 3.4%
Advanced Auto Parts, Inc.		44,100	3,018,204
CarMax, Inc.*		76,055	2,152,356
JOS A Bank Clothiers, Inc.*		20,235	980,993

			6,151,553

TRADING COMPANIES & DISTRIBUTORS – 1.0%
MSC Industrial Direct Co., Inc., Class A		27,505	1,855,487

Total Common Stocks (Cost $163,799,113)			180,963,595

TOTAL INVESTMENTS – 99.5% (Cost $163,799,113)			180,963,595
Other assets less liabilities – 0.5%			822,455

NET ASSETS – 100.0%			$181,786,050

ADR	American Depositary Receipt

BM	Bermuda
CA	Canada
GB	Great Britain
IE	Ireland
PA	Panama

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

SCSM WMC BLUE CHIP MID CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(1)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SCSM WMC LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 100.0%
AEROSPACE & DEFENSE – 2.1%
Honeywell International, Inc.		32,697	$1,953,646
The Boeing Co.		31,832	2,216,144

			4,169,790

BEVERAGES – 2.7%
The Coca-Cola Co.		141,232	5,356,930

BIOTECHNOLOGY – 6.7%
Amgen, Inc.		54,473	4,593,164
Biogen Idec, Inc.*		21,245	3,170,391
Celgene Corp.*		36,292	2,772,709
Gilead Sciences, Inc.*		40,712	2,700,427

			13,236,691

CHEMICALS – 3.1%
CF Industries Holdings, Inc.		12,077	2,683,992
Monsanto Co.		22,984	2,092,004
The Sherwin-Williams Co.		9,415	1,401,988

			6,177,984

COMMERCIAL SERVICES & SUPPLIES – 0.8%
Tyco International Ltd.	CH	26,550	1,493,703

COMMUNICATIONS EQUIPMENT – 7.7%
Cisco Systems, Inc.		488,266	9,320,998
Emulex Corp.*		67,115	483,899
F5 Networks, Inc.*		10,380	1,086,786
QUALCOMM, Inc.		53,881	3,367,024
Riverbed Technology, Inc.*		34,060	792,576

			15,051,283

COMPUTERS & PERIPHERALS – 12.5%
Apple, Inc.		27,388	18,274,917
EMC Corp.*		134,684	3,672,833
NetApp, Inc.*		44,291	1,456,288
QLogic Corp.*		97,708	1,115,825

			24,519,863

CONSUMER FINANCE – 1.1%
American Express Co.		37,252	2,118,149

DIVERSIFIED CONSUMER SERVICES – 0.4%
ITT Educational Services, Inc.*		25,818	832,114

DIVERSIFIED FINANCIAL SERVICES – 0.7%
Bank of America Corp.		151,899	1,341,268

DIVERSIFIED TELECOMMUNICATION SERVICES – 2.2%
Verizon Communications, Inc.		96,142	4,381,191

ENERGY EQUIPMENT & SERVICES – 4.2%
Core Laboratories NV	NL	8,469	1,028,814
Diamond Offshore Drilling, Inc.		29,430	1,936,788
National-Oilwell Varco, Inc.		29,464	2,360,361
Oceaneering International, Inc.		31,225	1,725,181
Transocean Ltd.	CH	26,368	1,183,660

			8,234,804

	Country Code**	Shares	Value
FOOD & STAPLES RETAILING – 4.3%
Costco Wholesale Corp.		23,383	$2,341,223
CVS Caremark Corp.		39,091	1,892,786
Wal-Mart Stores, Inc.		57,284	4,227,559

			8,461,568

FOOD PRODUCTS – 0.2%
Green Mountain Coffee Roasters, Inc.*		16,025	380,594

HEALTH CARE EQUIPMENT & SUPPLIES – 2.2%
Edwards Lifesciences Corp.*		14,109	1,514,883
Hologic, Inc.*		68,039	1,377,109
Intuitive Surgical, Inc.*		783	388,078
Zimmer Holdings, Inc.		16,791	1,135,408

			4,415,478

HEALTH CARE PROVIDERS & SERVICES – 2.4%
Aetna, Inc.		29,825	1,181,070
UnitedHealth Group, Inc.		63,568	3,522,303

			4,703,373

HOTELS, RESTAURANTS & LEISURE – 0.3%
Yum! Brands, Inc.		8,050	534,037

INDUSTRIAL CONGLOMERATES – 0.9%
General Electric Co.		73,747	1,674,794

INTERNET & CATALOG RETAIL – 1.8%
Amazon.com, Inc.*		11,148	2,835,159
Priceline.com, Inc.*		1,263	781,456

			3,616,615

INTERNET SOFTWARE & SERVICES – 6.2%
Baidu, Inc., ADR*	KY	2,005	234,224
eBay, Inc.*		59,460	2,878,459
Google, Inc., Class A*		8,458	6,381,561
IAC/InterActiveCorp.		49,792	2,592,171

			12,086,415

IT SERVICES – 3.7%
International Business Machines Corp.		27,526	5,710,269
Visa, Inc., Class A		12,177	1,635,127

			7,345,396

LIFE SCIENCES TOOLS & SERVICES – 0.7%
Bruker Corp.*		48,257	631,684
Life Technologies Corp.*		13,352	652,646
Waters Corp.*		1,713	142,744

			1,427,074

MACHINERY – 1.5%
Caterpillar, Inc.		11,981	1,030,845
Dover Corp.		7,974	474,374
Parker Hannifin Corp.		16,838	1,407,320

			2,912,539

MEDIA – 4.1%
Comcast Corp., Class A		80,052	2,863,460
News Corp., Class A		71,332	1,749,774

SCSM WMC LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Omnicom Group, Inc.		44,701	$2,304,784
Sirius XM Radio, Inc.*		407,762	1,060,181

			7,978,199

METALS & MINING – 0.1%
Allied Nevada Gold Corp.*		5,127	200,261

MULTI-LINE RETAIL – 0.6%
Dollar Tree, Inc.*		25,957	1,253,074

OIL, GAS & CONSUMABLE FUELS – 3.1%
Exxon Mobil Corp.		38,543	3,524,757
Occidental Petroleum Corp.		9,690	833,921
Valero Energy Corp.		55,580	1,760,775

			6,119,453

PHARMACEUTICALS – 2.2%
Abbott Laboratories		41,973	2,877,669
Merck & Co., Inc.		32,845	1,481,309

			4,358,978

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.5%
Altera Corp.		63,036	2,142,278
KLA-Tencor Corp.		18,413	878,392
Xilinx, Inc.		54,138	1,808,751

			4,829,421

SOFTWARE – 9.5%
Autodesk, Inc.*		7,718	257,550
BMC Software, Inc.*		18,344	761,093
Check Point Software Technologies Ltd.*	IL	29,707	1,430,689
Citrix Systems, Inc.*		10,055	769,911
Microsoft Corp.		282,227	8,404,720
NetSuite, Inc.*		8,504	542,555
Oracle Corp.		140,693	4,430,423
Red Hat, Inc.*		29,445	1,676,598
Symantec Corp.*		17,248	310,464

			18,584,003

SPECIALTY RETAIL – 6.0%
Bed Bath & Beyond, Inc.*		18,819	1,185,597
Lowe’s Cos., Inc.		63,648	1,924,716
O’Reilly Automotive, Inc.*		13,186	1,102,613
PetSmart, Inc.		29,508	2,035,462
Ross Stores, Inc.		18,572	1,199,751
The Buckle, Inc.		25,322	1,150,378
The Home Depot, Inc.		27,731	1,674,121
TJX Cos., Inc.		35,385	1,584,894

			11,857,532

TEXTILES, APPAREL & LUXURY GOODS – 0.9%
Coach, Inc.		13,016	729,156
Lululemon Athletica, Inc.*		13,477	996,490

			1,725,646

TOBACCO – 2.6%
Philip Morris International, Inc.		57,369	5,159,768

Total Common Stocks (Cost $167,221,448)			196,537,988

Value
TOTAL INVESTMENTS – 100.0% (Cost $167,221,448)	$196,537,988
Liabilities in excess of other assets – 0.0%+	(31,316)

NET ASSETS – 100.0%	$196,506,672

ADR	American Depositary Receipt

CH	Switzerland
IL	Israel
KY	Cayman Islands
NL	Netherlands

+	Amount is less than 0.05%.
*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

SCSM WMC LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(1)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SUN CAPITAL GLOBAL REAL ESTATE FUND

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 97.9%
REAL ESTATE INVESTMENT TRUSTS – 72.9%
DIVERSIFIED – 9.1%
British Land Co. PLC	GB	434,665	$3,663,901
Derwent London PLC	GB	59,890	1,891,654
Kenedix Realty Investment Corp.	JP	589	2,123,087
Stockland	AU	1,705,464	5,908,722
Vornado Realty Trust		66,306	5,374,101

			18,961,465

INDUSTRIAL – 3.4%
EastGroup Properties, Inc.		70,230	3,736,236
Goodman Group	AU	445,111	1,828,387
Segro PLC	GB	423,104	1,549,561

			7,114,184

OFFICE – 9.0%
Alexandria Real Estate Equities, Inc.		45,288	3,329,574
Ascendas India Trust	SG	2,472,000	1,540,971
BioMed Realty Trust, Inc.		224,694	4,206,272
Boston Properties, Inc.		41,101	4,546,182
Corporate Office Properties Trust		46,430	1,112,927
Digital Realty Trust, Inc.		28,524	1,992,401
Nippon Building Fund, Inc.	JP	191	2,058,316

			18,786,643

RESIDENTIAL – 8.2%
Advance Residence Investment Corp.	JP	978	2,057,760
AvalonBay Communities, Inc.		33,820	4,599,182
Equity Lifestyle Properties, Inc.		42,173	2,872,825
Home Properties, Inc.		54,513	3,340,011
Mid-America Apartment Communities, Inc.		63,796	4,166,517

			17,036,295

RETAIL – 25.7%
CFS Retail Property Trust Group	AU	1,909,843	3,823,486
Corio NV	NL	57,492	2,444,322
DDR Corp.		140,990	2,165,606
Excel Trust, Inc.		42,630	486,835
Federal Realty Investment Trust		25,807	2,717,477
Hammerson PLC	GB	159,720	1,163,200
National Retail Properties, Inc.		103,560	3,158,580
Primaris Retail Real Estate Investment Trust	CA	214,290	5,314,200
Retail Opportunity Investments Corp.		62,030	798,326
Simon Property Group, Inc.		72,937	11,072,566
Spirit Realty Capital, Inc.*		71,570	1,109,335
Tanger Factory Outlet Centers, Inc.		97,798	3,161,809
The Link REIT	HK	1,150,264	5,444,212

	Country Code**	Shares	Value
Unibail-Rodamco	FR	26,378	$5,257,431
Westfield Group	AU	513,022	5,406,724

			53,524,109

SPECIALIZED – 17.5%
Big Yellow Group PLC	GB	1,024,288	5,193,621
CubeSmart		82,450	1,061,132
Entertainment Properties Trust		43,958	1,953,054
Host Hotels & Resorts, Inc.		226,381	3,633,415
Medical Properties Trust, Inc.		429,769	4,491,086
National Health Investors, Inc.		9,900	509,256
Plum Creek Timber Co., Inc.		88,142	3,864,145
Potlatch Corp.		30,260	1,130,816
Public Storage		54,035	7,520,051
Ventas, Inc.		68,920	4,290,270
Weyerhaeuser Co.		113,268	2,960,826

			36,607,672

			152,030,368

REAL ESTATE MANAGEMENT & DEVELOPMENT – 25.0%
DIVERSIFIED REAL ESTATE ACTIVITIES – 15.6%
Beni Stabili S.p.A	IT	3,272,536	1,724,202
Hang Lung Properties Ltd.	HK	1,589,944	5,433,743
Henderson Land Development Co., Ltd.	HK	455,318	3,264,833
Mitsubishi Estate Co., Ltd.	JP	342,069	6,548,579
Mitsui Fudosan Co., Ltd.	JP	392,075	7,852,553
Sun Hung Kai Properties Ltd.	HK	337,829	4,949,333
Wharf Holdings Ltd.	HK	414,893	2,865,280

			32,638,523

REAL ESTATE DEVELOPMENT – 0.6%
TAG Immobilien AG	DE	123,120	1,310,497

REAL ESTATE OPERATING COMPANIES – 8.8%
Atrium European Real Estate Ltd.	JE	1,086,284	5,673,055
BR Malls Participacoes SA	BR	171,723	2,384,512
Global Logistic Properties Ltd.	SG	2,497,586	5,108,329
GSW Immobilien AG	DE	60,994	2,262,056
NTT Urban Development Corp.	JP	3,522	2,861,287

			18,289,239

			52,238,259

Total Common Stocks (Cost $167,343,765)			204,268,627

SHORT TERM INVESTMENTS – 1.7%
MUTUAL FUNDS – 1.7%
State Street Institutional Liquid Reserves Fund, 0.21% (Cost $3,493,538)		3,493,538	3,493,538

TOTAL INVESTMENTS – 99.6% (Cost $170,837,303)			207,762,165
Other assets less liabilities – 0.4%			896,915

NET ASSETS – 100.0%			$208,659,080

SUN CAPITAL GLOBAL REAL ESTATE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

REIT	Real Estate Investment Trust

AU	Australia
BR	Brazil
CA	Canada
DE	Germany
FR	France
GB	Great Britain
HK	Hong Kong
IT	Italy
JE	Jersey
JP	Japan
NL	Netherlands
SG	Singapore

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

Distribution of investments by country of issuer, as a percentage of net assets, is as follows. Figures may not total to 100% due to the exclusion of the Fund’s other assets and liabilities. (Unaudited)

United States	47.4%
Japan	11.3
Hong Kong	10.5
Australia	8.1
Great Britain	6.5
Singapore	3.2
Jersey	2.7
Canada	2.5
France	2.5
Other (individually less than 2%)	4.9

SUN CAPITAL GLOBAL REAL ESTATE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(1)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Real Estate Investment Trusts
Diversified	$5,374,101	$13,587,364	$—	$18,961,465
Industrial	3,736,236	3,377,948	—	7,114,184
Office	15,187,356	3,599,287	—	18,786,643
Residential	14,978,535	2,057,760	—	17,036,295
Retail	29,984,734	23,539,375	—	53,524,109
Specialized	31,414,051	5,193,621	—	36,607,672

Total Real Estate Investment Trusts	100,675,013	51,355,355	—	152,030,368

Real Estate Management & Development
Diversified Real Estate Activities	—	32,638,523	—	32,638,523
Real Estate Development	—	1,310,497	—	1,310,497
Real Estate Operating Companies	2,384,512	15,904,727	—	18,289,239

Total Real Estate Management & Development	2,384,512	49,853,747	—	52,238,259

Total Common Stocks	103,059,525	101,209,102	—	204,268,627
Short Term Investments	3,493,538	—	—	3,493,538

Total Investments	$106,553,063	$101,209,102	$—	$207,762,165

†	See Note 2b in the Notes to Portfolios of Investments for additional information.

SCSM IBBOTSON TACTICAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
EXCHANGE TRADED FUNDS – 99.2%
iShares Russell 1000 Growth Index Fund	502,789	$33,536,026
iShares Russell 2000 Growth Index Fund	160,117	15,308,786
iShares Russell 2000 Index Fund	436,965	36,469,099
iShares Russell 2000 Value Index Fund	443,932	32,824,332
iShares Russell Midcap Value Index Fund	891,379	43,427,985
iShares S&P 500 Index Fund	1,182,518	170,755,599
SPDR S&P 500 ETF Trust	1,060,320	152,611,858
Vanguard MSCI EAFE ETF	1,155,282	37,974,119
Vanguard REIT ETF	881,870	57,295,094
Vanguard Small-Cap ETF	304,341	24,389,888

Total Exchange Traded Funds (Cost $575,164,238)		604,592,786

SHORT TERM INVESTMENTS – 0.6%
MUTUAL FUNDS – 0.6%
State Street Institutional Liquid Reserves Fund, 0.21% (Cost $3,712,281)	3,712,281	3,712,281

TOTAL INVESTMENTS – 99.8% (Cost $578,876,519)		608,305,067
Other assets less liabilities – 0.2%		1,519,203

NET ASSETS – 100.0%		$609,824,270

ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard and Poor’s Depositary Receipts

SCSM IBBOTSON TACTICAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(1)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SUN CAPITAL INVESTMENT GRADE BOND FUND®

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
ASSET BACKED SECURITIES – 0.1%
Airplanes Pass Through Trust, Series D 10.88%, 3/15/19(1)		$494	$—
SLM Student Loan Trust, Series 2008-5, Class A2 1.55%, 10/25/16(2)		69	69,100
SLM Student Loan Trust, Series 2008-5, Class A4 2.15%, 7/25/23(2)		215	226,648

Total Asset Backed Securities (Cost $551,505)			295,748

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.1%
Federal National Mortgage Association, Series 2001-80, Class ZB 6.00%, 1/25/32		381	430,397
FHLMC Multifamily Structured Pass Through Certificates, Series K009, Class A2 3.81%, 8/25/20		4,700	5,359,946

Total Collateralized Mortgage Obligations (Cost $5,541,242)			5,790,343

COMMERCIAL MORTGAGE BACKED SECURITIES – 6.0%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4 5.36%, 9/10/47(2)		900	1,013,659
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.20%, 12/11/38		1,670	1,924,334
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4 5.47%, 1/12/45(2)		5,150	5,982,899
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A3 5.79%, 9/11/42		1,000	1,046,811
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A4 5.74%, 9/11/42(2)		2,810	3,347,511
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-C1, Class A3 5.39%, 7/15/44(2)		750	767,711

	Country Code*	Principal Amount (000)	Value
Commercial Mortgage Asset Trust, Series 1999-C1, Class F 6.25%, 1/17/32(3)		$400	$351,958
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5 Mortgage Certificate, Class A3 5.39%, 12/15/44(2)		550	568,468
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7 Mortgage Certificate, Class AM 6.06%, 4/15/45(2)		500	562,680
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4 5.16%, 2/15/31		2,000	2,242,728
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4 5.37%, 9/15/39		2,900	3,349,378
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A4 3.18%, 8/15/45		5,000	5,309,330
Morgan Stanley Capital I, Series 2004-T15, Class B 5.53%, 6/13/41(2)		1,500	1,588,824
Morgan Stanley Capital I, Series 2007-T27, Class A4 5.82%, 6/11/42(2)		2,382	2,817,325

Total Commercial Mortgage Backed Securities (Cost $29,656,042)			30,873,616

CORPORATE DEBT OBLIGATIONS – 38.6%
AEROSPACE & DEFENSE – 1.3%
Bombardier, Inc. 7.50%, 3/15/18(3)	CA	3,500	3,963,750
L-3 Communications Corp. 6.38%, 10/15/15		726	734,349
Raytheon Co. 4.40%, 2/15/20		1,600	1,853,823

			6,551,922

AGRICULTURAL – 0.7%
Altria Group, Inc. 2.85%, 8/9/22		3,660	3,651,498

AIRLINES – 1.6%
American Airlines 2011-1 Class A Pass Through Trust 5.25%, 1/31/21		3,315	3,456,369

SUN CAPITAL INVESTMENT GRADE BOND FUND®

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Continental Airlines 2012-2 Class A Pass Thru Certificates 4.00%, 10/29/24(4)		$1,830	$1,868,979
Delta Air Lines 2012-1 Class A Pass Through Trust 4.75%, 5/7/20		2,595	2,689,069

			8,014,417

AUTOMOTIVE – 1.5%
Ford Motor Credit Co. LLC 3.00%, 6/12/17		3,250	3,308,149
Hyundai Capital Services, Inc. 4.38%, 7/27/16(3)	KR	4,000	4,311,840

			7,619,989

BANKS – 4.6%
Bank of America NA
5.30%, 3/15/17		350	388,655
6.10%, 6/15/17		1,725	1,959,160
Citigroup, Inc. 5.38%, 8/9/20		2,500	2,890,295
Countrywide Financial Corp. 6.25%, 5/15/16		325	354,384
ING Bank NV 3.75%, 3/7/17(3)	NL	5,000	5,268,525
JPMorgan Chase & Co. 6.30%, 4/23/19		3,850	4,732,886
Nordea Bank AB
4.25%, 9/21/22(3)	SE	2,100	2,086,991
4.88%, 5/13/21(3)	SE	1,400	1,470,336
The Goldman Sachs Group, Inc. 5.75%, 1/24/22		3,635	4,187,069

			23,338,301

BROKERAGE – 0.2%
Lazard Group LLC 6.85%, 6/15/17		1,050	1,185,036

BUILDING MATERIALS – 0.0%+
C10 Capital SPV., Ltd. 6.72%, 12/31/16(2)(3)	VG	141	98,665

CHEMICALS – 0.4%
Potash Corp. of Saskatchewan, Inc. 3.25%, 12/1/17	CA	1,775	1,943,309

CONSUMER PRODUCTS – 0.7%
Jarden Corp. 6.13%, 11/15/22		3,200	3,456,000

ELECTRIC UTILITIES – 3.4%
Ameren Corp. 8.88%, 5/15/14		4,000	4,449,476
CMS Energy Corp. 5.05%, 3/15/22		2,250	2,478,258

	Country Code*	Principal Amount (000)	Value
Duke Energy Ohio, Inc. 5.45%, 4/1/19		$3,250	$3,910,605
PPL WEM Holdings PLC 5.38%, 5/1/21(3)	GB	4,000	4,461,396
The Cleveland Electric Illuminating Co. 5.95%, 12/15/36		1,850	2,147,752

			17,447,487

ENVIRONMENTAL SERVICES – 0.5%
Waste Management, Inc. 2.90%, 9/15/22		2,525	2,521,283

FINANCIALS – 1.0%
Blackstone Holdings Finance Co. LLC 4.75%, 2/15/23(3)		3,020	3,148,761
Jefferies Group, Inc. 6.88%, 4/15/21		1,825	1,964,156

			5,112,917

FOOD, BEVERAGES & RESTAURANTS – 2.0%
Anheuser-Busch InBev Worldwide, Inc. 5.38%, 1/15/20		3,000	3,725,013
Diageo Investment Corp. 4.25%, 5/11/42		1,150	1,250,950
Kraft Foods Group, Inc. 3.50%, 6/6/22(3)		2,480	2,620,346
SABMiller Holdings, Inc. 3.75%, 1/15/22(3)		2,600	2,823,436

			10,419,745

GAMING – 0.0%+
Mashantucket Western Pequot Tribe 8.50%, 11/15/15(1)(3)		1,000	90,000

GAS & PIPELINE UTILITIES – 0.6%
Enterprise Products Operating LP 7.03%, 1/15/68(2)		3,000	3,360,000

INSURANCE – 1.8%
American International Group, Inc. 5.85%, 1/16/18		950	1,101,936
CNA Financial Corp. 5.88%, 8/15/20		450	525,377
Kemper Corp. 6.00%, 11/30/15		4,000	4,203,620
Liberty Mutual Group, Inc. 7.80%, 3/15/37(3)		750	813,750
Prudential Financial, Inc. 4.50%, 11/15/20		2,250	2,502,268

			9,146,951

INTERNET & CATALOG RETAIL – 0.5%
eBay, Inc. 2.60%, 7/15/22		2,550	2,567,842

SUN CAPITAL INVESTMENT GRADE BOND FUND®

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
MACHINERY – 0.2%
Case New Holland, Inc. 7.75%, 9/1/13		$1,000	$1,046,250

MANUFACTURING—DIVERSIFIED – 0.6%
Textron, Inc. 7.25%, 10/1/19		2,500	2,950,348

METALS & MINING – 1.3%
Freeport-McMoRan Copper & Gold, Inc. 3.55%, 3/1/22		2,500	2,502,525
Rio Tinto Finance USA PLC 1.63%, 8/21/17	GB	2,685	2,690,389
Teck Resources, Ltd. 10.75%, 5/15/19	CA	1,250	1,506,375

			6,699,289

MULTIMEDIA – 2.6%
CBS Corp. 4.85%, 7/1/42		1,610	1,704,808
Comcast Corp. 4.65%, 7/15/42		1,275	1,363,751
Cox Communications, Inc. 9.38%, 1/15/19(3)		1,055	1,435,507
NBCUniversal Media LLC 2.88%, 1/15/23(4)		1,820	1,830,210
News America, Inc. 3.00%, 9/15/22(3)		2,500	2,522,095
Time Warner, Inc. 4.88%, 3/15/20		2,200	2,540,677
Virgin Media Finance PLC 5.25%, 2/15/22	GB	2,000	2,100,000

			13,497,048

NON-CAPTIVE DIVERSIFIED – 0.4%
International Lease Finance Corp. 5.75%, 5/15/16		2,000	2,120,484

OIL & GAS – 2.8%
BG Energy Capital PLC 5.13%, 10/15/41(3)	GB	3,000	3,532,764
Ensco PLC 4.70%, 3/15/21	GB	1,615	1,824,091
Petrobras International Finance Co. 5.38%, 1/27/21	KY	4,000	4,507,084
Phillips 66 4.30%, 4/1/22(3)		1,835	2,009,061
Shell International Finance BV 2.38%, 8/21/22	NL	2,440	2,463,187

			14,336,187

PAPER PRODUCTS – 1.0%
International Paper Co. 4.75%, 2/15/22		1,835	2,083,683
Rock-Tenn Co. 3.50%, 3/1/20(3)		1,800	1,834,411

	Country Code*	Principal Amount (000)	Value
4.90%, 3/1/22(3)		$1,335	$1,446,169

			5,364,263

PHARMACEUTICALS – 1.1%
Express Scripts Holding Co. 4.75%, 11/15/21(3)		4,700	5,438,116

PIPELINES – 1.7%
Kinder Morgan Finance Co., LLC 6.00%, 1/15/18(3)		3,000	3,251,490
ONEOK, Inc. 4.25%, 2/1/22		5,000	5,425,775

			8,677,265

REAL ESTATE INVESTMENT TRUSTS – 1.9%
Digital Realty Trust LP 5.25%, 3/15/21		2,370	2,636,805
Goodman Funding Property Ltd. 6.38%, 4/15/21(3)	AU	4,000	4,390,700
National Retail Properties, Inc. 3.80%, 10/15/22		2,630	2,682,211

			9,709,716

RETAIL – 0.9%
QVC, Inc.
5.13%, 7/2/22(3)		2,000	2,118,030
7.13%, 4/15/17(3)		2,500	2,638,020

			4,756,050

SOFTWARE – 0.4%
Fiserv, Inc. 3.50%, 10/1/22		1,820	1,826,456

TECHNOLOGY – 0.6%
Jabil Circuit, Inc. 5.63%, 12/15/20		3,000	3,210,000

TELECOMMUNICATIONS – 0.9%
America Movil SAB de CV 3.13%, 7/16/22	MX	1,825	1,880,630
AT&T, Inc. 3.00%, 2/15/22		2,540	2,685,275

			4,565,905

WIRELESS – 1.4%
American Tower Corp. 5.05%, 9/1/20		4,000	4,464,024
Deutsche Telekom International Finance BV 2.25%, 3/6/17(3)	NL	2,560	2,618,437

			7,082,461

Total Corporate Debt Obligations (Cost $187,934,671)			197,805,200

SUN CAPITAL INVESTMENT GRADE BOND FUND®

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
RESIDENTIAL NON-AGENCY MORTGAGE BACKED SECURITIES – 1.1%
Banc of America Mortgage Securities, Inc., Series 2003-H, Class 2A3 3.14%, 9/25/33(2)		$548	$555,032
JP Morgan Mortgage Trust, Series 2003-A1, Class 1A1 2.37%, 10/25/33(2)		690	714,508
JP Morgan Mortgage Trust, Series 2005-A3, Class 7CA1 2.95%, 6/25/35(2)		30	26,334
JP Morgan Mortgage Trust, Series 2005-A5, Class TA1 5.40%, 8/25/35(2)		350	352,258
Master Adjustable Rate Mortgage Trust, Series 2006-2, Class 3A1 2.87%, 1/25/36(2)		130	118,264
MLCC Mortgage Investors, Inc., Series 2006-2, Class 2A 2.35%, 5/25/36(2)		1,477	1,456,359
Wamu Mortgage Pass Through Certificates, Series 2003-AR10, Class A7 2.44%, 10/25/33(2)		276	283,446
Wamu Mortgage Pass Through Certificates, Series 2004-AR14, Class A1 2.45%, 1/25/35(2)		941	952,209
Wamu Mortgage Pass Through Certificates, Series AR18, Class 3A2 5.03%, 1/25/36(2)		155	27,212
Wells Fargo Mortgage Backed Securities Trust, Series 2004-AA, Class A1 2.60%, 12/25/34(2)		467	468,766
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2 2.62%, 7/25/34(2)		623	635,577

Total Residential Non-Agency Mortgage Backed Securities (Cost $5,169,742)			5,589,965

U.S. GOVERNMENT AGENCY OBLIGATIONS – 30.2%
Federal Home Loan Mortgage Corp.
2.35%, 8/1/32(2)		19	18,827
4.00%, TBA(4)		9,000	9,673,594
4.50%, 3/1/23		1,570	1,684,491
4.50%, 4/1/41		7,000	7,573,750
5.00%, 9/1/19		80	86,630

	Country Code*	Principal Amount (000)	Value
5.00%, 11/1/19		$145	$157,607
5.00%, 1/1/35		3,967	4,317,049
5.00%, 2/1/35		3,623	3,943,975
5.00%, 7/1/35		12,460	13,540,709
5.50%, 10/1/17		39	41,591
5.50%, 11/1/17		79	84,939
5.50%, 6/1/33		78	86,034
5.50%, 6/1/35		904	993,411
5.50%, 9/1/37		280	305,332
5.50%, 5/1/38		58	63,487
5.50%, 2/1/39		76	82,829
6.00%, 1/1/17		12	12,760
6.00%, 2/1/29		4	4,673
6.00%, 8/1/37		210	231,007
6.50%, 10/1/16		23	25,232
6.50%, 11/1/16		2	2,445
6.50%, 9/1/34		103	117,436
7.00%, 11/1/29		13	15,041
7.00%, 1/1/31		4	4,840
7.00%, 4/1/31		2	2,392
7.50%, 3/1/30		2	2,709
7.50%, 12/1/30		15	16,861
Federal National Mortgage Association
3.50%, TBA(4)		16,400	17,589,000
4.00%, TBA(4)		24,565	26,464,951
4.50%, 6/1/19		348	376,827
4.50%, 5/1/39		5,029	5,663,691
5.00%, 6/1/18		105	114,988
5.00%, 7/1/20		270	294,984
5.00%, 10/1/20		128	139,901
5.00%, 12/1/20		49	53,503
5.00%, 10/1/35		15	16,697
5.00%, 12/1/35		1,797	1,966,893
5.00%, 3/1/36		8,819	9,663,965
5.00%, 5/1/36		731	788,827
5.00%, 7/1/36		169	184,375
5.00%, 5/1/39		4,603	5,030,336
5.00%, 9/1/39		6,965	7,599,505
5.50%, 3/1/22		81	88,841
5.50%, 5/1/28		6,481	7,119,189
5.50%, 12/1/32		333	369,982
5.50%, 5/1/33		18,504	20,534,899
5.50%, 6/1/35		377	415,343
5.50%, 8/1/35		219	241,260
5.50%, 6/1/37		569	623,519
5.50%, 11/1/38		2,659	2,916,130
6.00%, 11/1/16		6	6,815
6.00%, 9/1/36		233	259,514
6.00%, 12/1/36		227	250,752
6.00%, 11/1/37		131	145,361
6.00%, 10/1/38		88	96,772
8.00%, 8/1/30		2	2,696
Government National Mortgage Association
5.50%, 12/15/38		1,964	2,185,732
6.00%, 8/15/16		15	16,331
6.50%, 9/15/31		33	39,014
6.50%, 10/15/32		113	135,049
7.00%, 12/15/14		8	8,239

SUN CAPITAL INVESTMENT GRADE BOND FUND®

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
7.00%, 2/15/28		$8	$10,171
7.50%, 3/15/30		3	2,725

Total U.S. Government Agency Obligations
(Cost $151,057,852)			154,506,428

U.S. TREASURY OBLIGATIONS – 18.5%
U.S. Treasury Bonds
3.13%, 2/15/42		4,000	4,255,000
4.38%, 2/15/38		5,950	7,832,616
4.75%, 2/15/37		7,100	9,827,955
5.38%, 2/15/31		4,842	7,003,498
U.S. Treasury Notes
0.50%, 10/15/14		7,275	7,311,942
1.75%, 7/31/15		38,700	40,272,187
2.38%, 8/31/14		7,100	7,388,161
4.25%, 11/15/14		10,000	10,842,190

Total U.S. Treasury Obligations (Cost $93,909,237)			94,733,549

SHORT TERM INVESTMENTS – 14.4%
COMMERCIAL PAPER(5) – 9.7%
Archer-Daniels-Midland Co. 0.13%, 10/24/12(3)		2,000	1,999,834
BHP Billiton Finance USA Ltd. 0.17%, 10/2/12(3)	AU	4,000	3,999,981
BMW U.S. Capital LLC 0.15%, 10/1/12(3)		2,000	2,000,000
Caterpillar Financial Services Corp. 0.11%, 10/29/12		2,400	2,399,795
Chevron Corp. 0.10%, 10/9/12(3)		3,000	2,999,933
Coca-Cola Co. 0.17%, 11/16/12(3)		4,000	3,999,131
E.I. du Pont de Nemours & Co. 0.15%, 11/16/12(3)		1,500	1,499,712
FCAR Owner Trust
0.25%, 10/1/12		900	900,000
0.32%, 12/6/12		3,000	2,998,647
Google, Inc. 0.12%, 10/2/12(3)		4,000	3,999,987
Nestle Capital Corp. 0.10%, 10/15/12(3)		1,000	999,961
Novartis Finance Corp. 0.11%, 10/2/12(3)		4,000	3,999,988
Pfizer, Inc. 0.10%, 10/11/12(3)		3,000	2,999,917
Philip Morris International, Inc. 0.12%, 10/16/12(3)		2,000	1,999,900
Procter & Gamble Co.
0.12%, 10/1/12(3)		2,000	2,000,000
0.12%, 11/30/12(3)		1,300	1,299,770
0.14%, 11/6/12(3)		700	699,902
Rabobank USA Financial Corp. 0.21%, 12/28/12		2,500	2,498,347

	Country Code*	Principal Amount (000)	Value
Thunder Bay Funding LLC
0.20%, 11/26/12(3)		$1,033	$1,032,679
0.20%, 12/4/12(3)		1,000	999,594
0.21%, 10/15/12(3)		1,300	1,299,894
Wal-Mart Stores, Inc. 0.12%, 10/9/12(3)		3,000	2,999,920

Total Commercial Paper
(Cost $49,626,874)			49,626,892

FOREIGN GOVERNMENT OBLIGATIONS(5) – 2.4%
Export Development Canada
0.10%, 11/27/12	CA	3,000	2,999,525
Government of Canada
0.10%, 12/14/12	CA	1,500	1,497,723
Province of Ontario
0.15%, 11/13/12	CA	2,526	2,525,547
0.15%, 11/15/12	CA	1,372	1,371,743
Province of Quebec
0.14%, 11/13/12(3)	CA	2,000	1,999,666
0.17%, 11/1/12(3)	CA	2,000	1,999,707

Total Foreign Government Obligations (Cost $12,395,880)			12,393,911

FOREIGN GOVERNMENT SPONSORED COMMERCIAL PAPER(5) – 0.8%
Kreditanstalt fuer Wiederaufbau
0.17%, 11/8/12(3)	DE	2,000	1,999,641
0.18%, 12/13/12(3)	DE	2,000	1,999,556

Total Foreign Government Sponsored Commercial Paper (Cost $3,998,911)			3,999,197

		Shares
MUTUAL FUNDS – 1.5%
Federated Prime Obligation Fund, 0.15%		3,901,786	3,901,786
State Street Institutional Liquid Reserves Fund, 0.21%		3,591,470	3,591,470

Total Mutual Funds (Cost $7,493,256)			7,493,256

Total Short Term Investments (Cost $73,514,921)			73,513,256

TOTAL INVESTMENTS – 110.0% (Cost $547,335,212)			563,108,105
Liabilities in excess of other assets – (10.0)%			(51,388,833)

NET ASSETS – 100.0%			$511,719,272

FHLMC	Federal Home Loan Mortgage Corporation
TBA	To Be Announced. Security is purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. At the period end, total market value of the TBA security amounts to $53,727,545 which represents approximately 10.5% of net assets.

SUN CAPITAL INVESTMENT GRADE BOND FUND®

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

AU	Australia
CA	Canada
DE	Germany
GB	Great Britain
KR	Korea, Republic of
KY	Cayman Islands
MX	Mexico
NL	Netherlands
SE	Sweden
VG	British Virgin Islands

+	Amount is less than 0.05%.
*	Unless otherwise noted the issuer country code for all securities is United States.

(1)	Security is in default and is non-income producing.
(2)	Variable rate security. The interest rate shown reflects the rate in effect at the period end.
(3)	Eligible for resale under rule 144A or exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration. At the period end, the value of these securities amounted to $113,573,227, representing 22.2% of net assets.
(4)	Security (or a portion thereof) has been purchased on a delayed delivery or when-issued basis.
(5)	Interest rates represent annualized yield at date of purchase.

SUN CAPITAL INVESTMENT GRADE BOND FUND®

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(6)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Backed Securities	$—	$295,748	$—	$295,748
Collateralized Mortgage Obligations	—	5,790,343	—	5,790,343
Commercial Mortgage Backed Securities	—	30,873,616	—	30,873,616
Corporate Debt Obligations (a)	—	197,805,200	—	197,805,200
Residential Non-Agency Mortgage Backed Securities	—	5,589,965	—	5,589,965
U.S. Government Agency Obligations	—	154,506,428	—	154,506,428
U.S. Treasury Obligations	94,733,549	—	—	94,733,549
Short Term Investments
Commercial Paper	—	49,626,892	—	49,626,892
Foreign Government Obligations	—	12,393,911	—	12,393,911
Foreign Government Sponsored Commercial Paper	—	3,999,197	—	3,999,197
Mutual Funds	7,493,256	—	—	7,493,256

Total Short Term Investments	7,493,256	66,020,000	—	73,513,256

Total Investments	$102,226,805	$460,881,300	$—	$563,108,105

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SUN CAPITAL MONEY MARKET FUND®

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
COMMERCIAL PAPER(1) – 59.9%
Archer-Daniels-Midland Co.
0.13%, 10/24/12(2)		$1,400	$1,399,884
0.13%, 10/26/12(2)		3,600	3,599,675
Barclays U.S. Funding LLC 0.20%, 12/21/12		2,000	1,999,100
BHP Billiton Finance USA Ltd.
0.18%, 10/2/12(2)	AU	2,000	1,999,990
0.18%, 11/19/12(2)	AU	5,000	4,998,775
BMW U.S. Capital LLC
0.14%, 10/18/12(2)		1,000	999,934
0.15%, 10/1/12(2)		750	750,000
0.15%, 10/4/12(2)		1,000	999,987
0.15%, 10/10/12(2)		900	899,966
Caterpillar Financial Services Corp. 0.14%, 11/2/12		7,000	6,999,129
Chevron Corp.
0.09%, 10/12/12(2)		3,000	2,999,917
0.11%, 10/30/12(2)		1,700	1,699,849
Coca-Cola Co.
0.17%, 10/16/12(2)		1,000	999,929
0.17%, 10/19/12(2)		500	499,958
0.17%, 11/16/12(2)		1,000	999,783
0.19%, 12/5/12(2)		2,000	1,999,314
0.21%, 10/10/12(2)		1,800	1,799,905
0.21%, 10/22/12(2)		700	699,914
E.I. du Pont de Nemours & Co.
0.15%, 10/15/12(2)		1,200	1,199,930
0.15%, 11/16/12(2)		4,000	3,999,233
FCAR Owner Trust
0.24%, 10/1/12		1,200	1,200,000
0.28%, 10/1/12		1,000	1,000,000
0.35%, 10/2/12		1,800	1,799,982
General Electric Capital Corp. 0.14%, 11/19/12		2,000	1,999,619
Google, Inc.
0.12%, 10/2/12(2)		3,500	3,499,988
0.12%, 10/3/12(2)		650	649,996
0.12%, 10/11/12(2)		1,000	999,967
Johnson & Johnson 0.15%, 10/4/12(2)		5,000	4,999,937
JP Morgan Chase & Co. 0.23%, 12/21/12		2,000	1,998,965
Nestle Capital Corp.
0.10%, 11/8/12(2)		1,250	1,249,868
0.12%, 11/2/12(2)		500	499,947
Nestle Finance International Ltd.
0.19%, 2/12/13	LU	1,000	999,293
0.20%, 12/17/12	LU	117	116,950
0.20%, 1/8/13	LU	150	149,918
0.20%, 2/12/13	LU	2,000	1,998,511
Novartis Finance Corp. 0.11%, 10/2/12(2)		2,000	1,999,994
PepsiCo, Inc. 0.07%, 10/12/12(2)		6,000	5,999,872

	Country Code*	Principal Amount (000)	Value
Pfizer, Inc.
0.10%, 10/11/12(2)		$2,500	$2,499,931
0.11%, 10/9/12(2)		2,500	2,499,939
Philip Morris International, Inc.
0.09%, 11/2/12(2)		2,000	1,999,840
0.11%, 10/17/12(2)		2,000	1,999,902
0.11%, 11/1/12(2)		1,000	999,905
Procter & Gamble Co.
0.14%, 11/21/12(2)		3,000	2,999,405
0.14%, 11/26/12(2)		2,000	1,999,564
Rabobank USA Financial Corp.
0.19%, 12/7/12		1,000	999,646
0.20%, 12/7/12		2,000	1,999,256
Thunder Bay Funding LLC
0.17%, 11/7/12(2)		1,000	999,825
0.18%, 11/26/12(2)		1,000	999,720
0.20%, 11/5/12(2)		2,000	1,999,611
0.21%, 10/15/12(2)		2,000	1,999,837
Toyota Motor Credit Corp.
0.11%, 11/26/12		4,000	3,999,316
0.16%, 10/1/12		1,000	1,000,000
Wal-Mart Stores, Inc.
0.11%, 10/5/12(2)		1,200	1,199,985
0.12%, 10/1/12(2)		3,000	3,000,000
0.12%, 10/9/12(2)		500	499,987

Total Commercial Paper (Amortized cost $106,402,648)			106,402,648

FOREIGN GOVERNMENT OBLIGATIONS(1) – 16.7%
Export Development Canada
0.13%, 11/19/12	CA	2,900	2,899,487
0.13%, 11/26/12	CA	1,000	999,798
0.13%, 12/13/12	CA	1,671	1,670,560
0.15%, 11/1/12	CA	600	599,922
Government of Canada
0.10%, 12/14/12	CA	2,000	1,999,589
0.16%, 11/13/12	CA	3,000	2,999,427
Province of British Columbia
0.10%, 12/19/12	CA	2,000	1,999,583
0.11%, 11/30/12	CA	1,700	1,699,688
0.12%, 12/5/12	CA	2,000	1,999,567
Province of Ontario
0.12%, 10/9/12	CA	1,000	999,973
0.15%, 11/7/12	CA	1,749	1,748,730
0.16%, 11/7/12	CA	1,125	1,124,815
0.17%, 10/31/12	CA	3,000	2,999,575
Province of Quebec 0.17%, 1/17/13(2)	CA	6,000	5,996,940

Total Foreign Government Obligations (Amortized cost $29,737,654)			29,737,654

FOREIGN GOVERNMENT SPONSORED COMMERCIAL PAPER(1) – 3.3%
Kreditanstalt fuer Wiederaufbau
0.16%, 12/13/12(2)	DE	1,000	999,675
0.17%, 11/8/12(2)	DE	3,400	3,399,390
0.20%, 10/3/12(2)	DE	1,000	999,989

SUN CAPITAL MONEY MARKET FUND®

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
0.25%, 10/10/12(2)	DE	$500	$499,969

Total Foreign Government Sponsored Commercial Paper (Amortized cost $5,899,023)			5,899,023

U.S. GOVERNMENT AGENCY OBLIGATIONS(1) – 2.5%
Federal Home Loan Mortgage Corp. Discount Notes
0.11%, 10/3/12		404	403,998
0.11%, 10/15/12		2,000	1,999,918
Federal National Mortgage Association Discount Note 0.12%, 10/10/12		2,000	1,999,943

Total U.S. Government Agency Obligations (Amortized cost $4,403,859)			4,403,859

U.S. TREASURY OBLIGATIONS(1) – 9.8%
U.S. Treasury Bills
0.05%, 11/15/12		1,000	999,944
0.09%, 10/18/12		2,000	1,999,913
0.09%, 12/27/12		4,000	3,999,120
0.10%, 10/25/12		1,000	999,931
0.10%, 12/13/12		1,000	999,798
0.10%, 12/20/12		6,000	5,998,631
0.10%, 12/27/12		2,500	2,499,393

Total U.S. Treasury Obligations (Amortized cost $17,496,730)			17,496,730

		Shares
MUTUAL FUNDS – 7.8%
Federated Prime Obligation Fund, 0.15%		6,750,630	6,750,630
State Street Institutional Liquid Reserves Fund, 0.21%		7,042,817	7,042,817

Total Mutual Funds (Cost $13,793,447)			13,793,447

TOTAL INVESTMENTS – 100.0% (Cost $177,733,361)			177,733,361
Liabilities in excess of other assets – 0.0%+			(60,616)

NET ASSETS – 100.0%			$177,672,745

AU	Australia
CA	Canada
DE	Germany
LU	Luxembourg

*	Unless otherwise noted the issuer country code for all securities is United States.
+	Amount is less than 0.05%.
(1)	Interest rates represent annualized yield at date of purchase.
(2)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration. At the period end, the value of these securities amounted to $90,038,926, representing 50.7% of net assets.

SUN CAPITAL MONEY MARKET FUND®

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(3)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Commercial Paper	$—	$106,402,648	$—	$106,402,648
Foreign Government Obligations	—	29,737,654	—	29,737,654
Foreign Government Sponsored Commercial Paper	—	5,899,023	—	5,899,023
U.S. Government Agency Obligations	—	4,403,859	—	4,403,859
U.S. Treasury Obligations	—	17,496,730	—	17,496,730
Mutual Funds	13,793,447	—	—	13,793,447

Total Investments	$13,793,447	$163,939,914	$—	$177,733,361

†	See Note 2b in the Notes to Portfolios of Investments for additional information.

SCSM BLACKROCK INFLATION PROTECTED BOND FUND

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
FOREIGN GOVERNMENT OBLIGATIONS – 17.8%
Bundesobligation, Series 164 0.50%, 10/13/17	DE	$66,443	$66,393,664
French Treasury Note 1.00%, 7/25/17	FR	25,707	25,807,679
Hellenic Republic Government Bond
0.00%, 10/15/42(1)	GR	315	1,905
2.00%, 2/24/23(2)	GR	15	4,092
2.00%, 2/24/24(2)	GR	15	3,665
2.00%, 2/24/25(2)	GR	15	3,502
2.00%, 2/24/26(2)	GR	15	3,357
2.00%, 2/24/27(2)	GR	15	3,250
2.00%, 2/24/28(2)	GR	16	3,220
2.00%, 2/24/29(2)	GR	16	3,176
2.00%, 2/24/30(2)	GR	16	3,133
2.00%, 2/24/31(2)	GR	16	3,071
2.00%, 2/24/32(2)	GR	16	3,007
2.00%, 2/24/33(2)	GR	16	2,986
2.00%, 2/24/34(2)	GR	16	2,928
2.00%, 2/24/35(2)	GR	16	2,885
2.00%, 2/24/36(2)	GR	16	2,841
2.00%, 2/24/37(2)	GR	16	2,784
2.00%, 2/24/38(2)	GR	16	2,783
2.00%, 2/24/39(2)	GR	16	2,762
2.00%, 2/24/40(2)	GR	16	2,729
2.00%, 2/24/41(2)	GR	16	2,686
2.00%, 2/24/42(2)	GR	16	2,662
Italy Buoni Poliennali Del Tesoro Inflation Linked Bond 2.15%, 9/15/14	IT	1,166	1,193,832

Total Foreign Government Obligations (Cost $94,164,452)			93,458,599

U.S. GOVERNMENT AGENCY OBLIGATIONS – 18.6%
Federal Home Loan Mortgage Corp. 3.00%, 9/1/42		33,600	35,455,407
Federal National Mortgage Association 3.00%, 9/1/42		33,560	35,463,856
Government National Mortgage Association 3.00%, 9/20/42		24,500	26,276,249

Total U.S. Government Agency Obligations
(Cost $97,671,638)			97,195,512

U.S. TREASURY OBLIGATIONS – 53.1%
U.S. Treasury Inflation Indexed Bonds
0.13%, 4/15/16		44,629	47,295,875
0.13%, 4/15/17		2,202	2,371,899
0.13%, 1/15/22		409	445,969
0.13%, 7/15/22		10,641	11,627,452
0.50%, 4/15/15		761	799,194

	Country Code*	Principal Amount (000)	Value
0.63%, 4/15/13		$780	$787,904
0.63%, 7/15/21		264	302,568
0.75%, 2/15/42		10,807	11,741,846
1.13%, 1/15/21		5,750	6,807,149
1.25%, 4/15/14		18,329	19,056,012
1.25%, 7/15/20		226	270,044
1.38%, 1/15/20		436	522,038
1.63%, 1/15/15		4,100	4,394,467
1.75%, 1/15/28		4,068	5,267,598
1.88%, 7/15/13		608	625,411
1.88%, 7/15/15		11,524	12,675,181
1.88%, 7/15/19		438	537,816
2.00%, 1/15/14		205	213,612
2.00%, 7/15/14		10,219	10,899,056
2.00%, 1/15/16		3,467	3,885,814
2.00%, 1/15/26		4,925	6,470,386
2.13%, 1/15/19		7,475	9,173,113
2.13%, 2/15/40		1,486	2,168,965
2.13%, 2/15/41		13,622	20,010,566
2.38%, 1/15/17		5,335	6,257,686
2.38%, 1/15/25		19,053	25,861,707
2.38%, 1/15/27		1,479	2,041,814
2.50%, 7/15/16		13,677	15,878,656
2.50%, 1/15/29		8,842	12,648,096
2.63%, 7/15/17		4,134	4,995,909
3.38%, 4/15/32		1,408	2,338,156
3.63%, 4/15/28(3)(4)		16,002	25,398,756
3.88%, 4/15/29		2,906	4,823,996

Total U.S. Treasury Obligations (Cost $273,219,409)			278,594,711

		Contracts
PURCHASED OPTIONS – 0.2%
PUT OPTIONS – 0.0%+
U.S. Treasury 30 Year Bond November Futures, strike price $144.00, expires 11/23/12		25	18,750

		Notional Amount (000)
CALL SWAPTIONS – 0.0%+
OTC—30 Year Interest Rate Swap, exercise rate 2.35%, expires 11/9/12		5,100	28,095
OTC—30 Year Interest Rate Swap, exercise rate 2.65%, expires 3/6/13		4,300	202,917

			231,012

PUT SWAPTIONS – 0.2%
OTC—10 Year Interest Rate Swap, exercise rate 3.90%, expires 9/19/13		5,300	7,964

SCSM BLACKROCK INFLATION PROTECTED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Notional Amount (000)	Value
OTC—20 Year Interest Rate Swap, exercise rate 2.50%, expires 6/8/22		5,654	$705,097
OTC—30 Year Interest Rate Swap, exercise rate 2.65%, expires 3/6/13		4,300	210,761

			923,822

Total Purchased Options (Cost $1,276,075)			1,173,584

		Shares
SHORT TERM INVESTMENTS – 10.0%
MUTUAL FUNDS – 10.0%
BlackRock Liquidity Funds TempFund, 0.15%		26,266,945	26,266,945
State Street Institutional U.S. Government Money Market Fund, 0.05%		26,266,945	26,266,945

Total Short Term Investments (Cost $52,533,890)			52,533,890

TOTAL INVESTMENTS – 99.7% (Cost $518,865,464)			522,956,296
Other assets less liabilities – 0.3%			1,430,055

NET ASSETS – 100.0%			$524,386,351

OTC	Over the Counter

DE	Germany
FR	France
GR	Greece
IT	Italy

*	Unless otherwise noted the issuer country code for all securities is United States.
+	Amount is less than 0.05%.

(1)	Variable rate security. The interest rate shown reflects the rate in effect at the period end.
(2)	Security is a “Step-up” bond where the coupon increases on a predetermined future date.
(3)	At the period end, securities (or portions thereof) with an aggregate market value of $182,126 have been pledged as collateral for open OTC swaption contracts.

SCSM BLACKROCK INFLATION PROTECTED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(4)	At the period end, securities (or portions thereof) with an aggregate market value of $2,540,775 and cash of $55,000 have been pledged to cover margin requirments for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Unrealized Appreciation / (Depreciation) ($)
Short	German Euro-Bobl December Futures	12/6/12	625	(408,302)
Short	German Euro-Bund December Futures	12/6/12	15	(5,740)
Short	U.K. Long Gilt Bond December Futures	12/27/12	19	(32,683)
Long	U.S. Treasury 10 Year Note December Futures	12/19/12	443	351,752
Long	U.S. Treasury 2 Year Note December Futures	12/31/12	111	(128)
Short	U.S. Treasury 30 Year Bond December Futures	12/19/12	211	21,910
Short	U.S. Treasury 5 Year Note December Futures	12/31/12	367	(46,182)
Short	Ultra Long U.S. Treasury Bond December Futures	12/19/12	69	(118,810)

Net unrealized depreciation				(238,183)

(5)	At the period end, open forward foreign currency exchange contracts were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation / (Depreciation) ($)
BNP Paribas SA	EUR	71,526,000	USD	92,948,609	10/22/12	1,016,147
Citibank NA	EUR	8,125,000	USD	9,961,250	10/22/12	(481,823)
Citibank NA	EUR	415,000	USD	511,595	10/22/12	(21,805)
Deutsche Bank AG (London)	USD	1,597,822	EUR	1,249,000	10/22/12	7,519
UBS AG	USD	9,762,936	EUR	8,000,000	10/22/12	519,475

Net unrealized appreciation						1,039,513

EUR	- Euro
USD	- United States Dollar

(6)	At the period end, open written option contracts were as follows:

OTC Inflation Cap Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount (000) ($)	Value ($)
Cap—HICPx Index	Deutsche Bank AG	112.96	Maximum of [1-(Index Final/Index Initial)] or $0	4/26/22	2,011	104,373

Written inflation floor options (Premium received, $108,360)					2,011	104,373

OTC Interest Rate Swaptions

Type	Description	Counterparty	Pay/Receive Floating Rate	Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000) ($)	Value ($)
Call	OTC - 10 Year Interest Rate Swap	Citibank NA	Receive	3-Month USD-LIBOR	2.15%	9/9/13	5,300	198,977
Call	OTC - 5 Year Interest Rate Swap	Deutsche Bank AG	Receive	3-Month USD-LIBOR	1.15%	7/7/14	5,100	44,722
Call	OTC - 5 Year Interest Rate Swap	Deutsche Bank AG	Receive	3-Month USD-LIBOR	1.25%	8/18/14	11,500	123,873
Call	OTC - 5 Year Interest Rate Swap	Deutsche Bank AG	Receive	3-Month USD-LIBOR	1.25%	6/27/14	6,400	71,509
Put	OTC - 5 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	2.00%	9/8/14	33,000	341,329
Put	OTC - 5 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	2.15%	7/7/14	5,100	36,293
Put	OTC - 5 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	2.25%	8/18/14	11,500	85,664

SCSM BLACKROCK INFLATION PROTECTED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Type	Description	Counterparty	Pay/Receive Floating Rate	Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000) ($)	Value ($)
Put	OTC - 5 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	2.25%	6/27/14	6,400	39,680
Put	OTC - 20 Year Interest Rate Swap	Deutsche Bank AG	Pay	6-Month EUR-EURIBOR	4.50%	6/8/22	5,654	236,880

Written swaptions (Premium received, $1,276,941)							89,954	1,178,927

EUR	- Euro
EURIBOR	- Euro Interbank Offered Rate
HICPx	- Harmonized Consumer Price Index
LIBOR	- London Interbank Offered Rate
OTC	- Over the Counter
USD	- United States Dollar

(7)	At the period end, open swap contracts were as follows:

OTC Interest Rate Swap Contracts

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000) ($)	Market Value ($)	Unrealized Appreciation / (Depreciation) ($)
Barclays Bank PLC	Pay	3-Month USD-LIBOR	0.85%	8/30/17	2,600	12,253	12,253
Barclays Bank PLC	Receive	3-Month USD-LIBOR	0.44%	8/30/14	36,000	(45,680)	(45,680)
Deutsche Bank AG	Pay	CPURNSA Index	2.47%	10/25/20	2,500	(30,929)	(30,929)
Deutsche Bank AG	Pay	CPURNSA Index	2.67%	6/23/21	4,910	95,518	95,518
Deutsche Bank AG	Pay	3-Month USD-LIBOR	2.06%	5/8/22	3,400	127,151	127,151
Deutsche Bank AG	Pay	3-Month USD-LIBOR	2.78%	9/18/42	500	18,979	18,979
Deutsche Bank AG	Receive	CPURNSA Index	1.84%	10/25/15	4,700	104,571	104,571
Deutsche Bank AG	Receive	3-Month USD-LIBOR	0.86%	9/19/17	3,300	(15,014)	(15,014)
Deutsche Bank AG	Receive	3-Month USD-LIBOR	2.49%	7/9/42	1,400	36,373	36,373
Deutsche Bank AG	Receive	3-Month USD-LIBOR	2.46%	8/7/42	1,600	49,264	49,264
Deutsche Bank AG	Receive	3-Month USD-LIBOR	2.72%	8/21/42	1,200	(28,017)	(28,017)

Total					62,110	324,469	324,469

OTC Total Return Swap Contracts

Pay/Receive Total Return on Reference Entity	Counterparty	Reference Entity	Number of Shares or Units	Floating Rate	Notional Amount (000) ($)	Maturity Date	Market Value ($)	Unrealized Appreciation ($)
Receive	Barclays Bank PLC	Barclays Capital US TIPS Index	848,753	1-Month USD-LIBOR	248,031	10/24/12	712,954	712,954

CPURNSA	-Consumer Price All Urban Non-Seasonally Adjusted Index
LIBOR	-London Interbank Offered Rate
USD	-United States Dollar

SCSM BLACKROCK INFLATION PROTECTED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

The following is a summary of collateral pledged/(received) by the Fund in the form of cash or securities and the value of corresponding OTC financial derivative contracts as of September 30, 2012.

Counterparty	Collateral (Received)/Pledged ($)	Total Value of OTC Derivatives ($)	Net Exposures ($) (1)
Barclays PLC	1,180,283	679,527	1,859,810
BNP Paribas SA	—	1,016,147	1,016,147
Citibank NA	182,126	(702,605)	(520,479)
Deutsche Bank AG	—	(718,908)	(718,908)
UBS AG	—	519,475	519,475

(1)	Net exposure represents the net receivable/(payable) that would be due from/(to) the counterparty in the event of default. Please refer to the Fund’s most recent Semi-Annual or Annual Report to Shareholders for more information regarding credit and counterparty risk.

SCSM BLACKROCK INFLATION PROTECTED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(8)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Foreign Government Obligations	$—	$93,458,599	$—	$93,458,599
U.S. Government Agency Obligations	—	97,195,512	—	97,195,512
U.S. Treasury Obligations	278,594,711	—	—	278,594,711
Purchased Options Put Options	18,750	—	—	18,750
Put Swaptions	—	923,822	—	923,822
Call Swaptions	—	231,012	—	231,012
Short Term Investments
Mutual Funds	52,533,890	—	—	52,533,890

Total Investments	331,147,351	191,808,945	—	522,956,296

Financial Derivative Instruments
Futures Contracts	373,662	—	—	373,662
Forward Foreign Currency Exchange Contracts	—	1,543,141	—	1,543,141
Swap Contracts (a)	—	1,157,063	—	1,157,063

Total Financial Derivative Instruments	$373,662	$2,700,204	$—	$3,073,866

Liabilities
Financial Derivative Instruments
Futures Contracts	$(165,120)	$(446,725)	$—	$(611,845)
Forward Foreign Currency Exchange Contracts	—	(503,628)	—	(503,628)
Written Option Contracts	—	(104,373)	—	(104,373)
Written Swaption Contracts	—	(1,178,927)	—	(1,178,927)
Swap Contracts (a)	—	(119,640)	—	(119,640)

Total Financial Derivative Instruments	$(165,120)	$(2,353,293)	$—	$(2,518,413)

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SCSM GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value
ASSET BACKED SECURITIES – 14.4%
Access Group, Inc., Series 2003-1, Class A2 0.63%, 12/27/16(1)		$2,734	$2,720,939
Ally Master Owner Trust, Series 2011-3, Class A2 1.81%, 5/15/16		8,300	8,442,943
Ally Master Owner Trust, Series 2012-2, Class A 0.72%, 3/15/16(1)		15,600	15,606,490
Bank of America Auto Trust, Series 2012-1, Class A3 0.78%, 6/15/16		6,750	6,788,900
Brazos Higher Education Authority, Series 2004-I, Class A2 0.53%, 6/27/22(1)		2,891	2,879,884
Brazos Higher Education Authority, Series 2005-1, Class 1A2 0.45%, 12/26/18(1)		1,881	1,877,050
Brazos Higher Education Authority, Series 2005-2, Class A10 0.49%, 12/26/19(1)		7,500	7,371,825
Brazos Higher Education Authority, Series 2005-2, Class A9 0.47%, 12/26/17(1)		1,965	1,954,094
Brazos Higher Education Authority, Series 2011-2, Class A2 1.30%, 7/25/29(1)		6,100	6,152,271
College Loan Corporation Trust, Series 2004-1, Class A3 0.61%, 4/25/21(1)		1,068	1,056,868
College Loan Corporation Trust, Series 2004-1, Class A4 0.64%, 4/25/24(1)		2,650	2,482,907
College Loan Corporation Trust, Series 2005-2, Class A2 0.57%, 10/15/21(1)		304	303,667
Education Loan Asset-Backed Trust I, Series 2012-1, Class A1 0.67%, 6/25/22(1)		5,950	5,950,000
Educational Services of America Inc., Series 2012-1,Class A1 1.37%, 9/25/40(1)(2)		3,773	3,824,524

	Country Code**	Principal Amount (000)	Value
Ford Credit Auto Owner Trust, Series 2009-E, Class A3 1.51%, 1/15/14		$441	$441,065
Ford Credit Auto Owner Trust, Series 2012-C, Class A2 0.47%, 4/15/15		5,900	5,906,909
Ford Credit Floorplan Master Owner Trust, Series 2012-2, Class A 1.92%, 1/15/19		2,310	2,378,431
Ford Credit Floorplan Master Owner Trust, Series 2012-4, Class A1 0.74%, 9/15/16		7,200	7,198,896
Ford Credit Floorplan Master Owner Trust, Series 2012-4, Class A2 0.57%, 9/15/16(1)		6,800	6,800,143
GCO Education Loan Funding Trust, Series 2005-2, Class A6L 0.58%, 5/27/24(1)		3,300	3,229,195
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L 0.50%, 5/25/23(1)(2)		4,992	4,901,882
Honda Auto Receivables Owner Trust, Series 2012-3, Class A2 0.46%, 12/15/14		7,600	7,612,487
Huntington Auto Trust, Series 2012-1, Class A3 0.81%, 9/15/16		10,800	10,858,536
Hyundai Auto Receivables Trust, Series 2012-B, Class A3 0.62%, 9/15/16		3,600	3,617,644
Northstar Education Finance, Inc., Series 2004-2, Class A1 0.57%, 4/28/16(1)		2,052	2,049,448
Northstar Education Finance, Inc., Series 2004-2, Class A2 0.59%, 1/28/17(1)		3,900	3,810,534
Penarth Master Issuer PLC, Series 2012-1A, Class A1 0.79%, 3/18/14(1)(2)	GB	9,000	9,025,515
Santander Drive Auto Receivables Trust, Series 2012-2, Class A2 0.91%, 5/15/15		4,026	4,039,302
Scholar Funding Trust, Series 2012-B, Class A1 0.62%, 10/28/25(1)(2)		1,575	1,570,828

SCSM GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value
SLM Student Loan Trust, Series 2003-11, Class A4 0.58%, 6/15/20(1)		$2,480	$2,478,807
SLM Student Loan Trust, Series 2004-2, Class A4 0.58%, 10/25/19(1)		1,848	1,846,435
SLM Student Loan Trust, Series 2006-8, Class A4 0.53%, 10/25/21(1)		5,038	5,017,860
SLM Student Loan Trust, Series 2007-1, Class A3 0.48%, 7/25/18(1)		2,545	2,544,659
SLM Student Loan Trust, Series 2007-7, Class A2 0.65%, 1/25/16(1)		1,608	1,609,043
SLM Student Loan Trust, Series 2012-3, Class A 0.87%, 12/26/25(1)		11,201	11,251,071
SLM Student Loan Trust, Series 2012-6, Class A1 0.38%, 9/25/14(1)		5,350	5,350,187
Student Loan Consolidation Center, Series 2011-1, Class A 1.44%, 10/25/27(1)(2)		1,670	1,671,549
Toyota Auto Receivables Owner Trust, Series 2011-B, Class A3 0.68%, 6/15/15		6,200	6,227,001
Volkswagen Auto Loan Enhanced Trust, Series 2010-1, Class A4 2.14%, 8/22/16		8,400	8,484,958
World Omni Auto Receivables Trust, Series 2012-A, Class A3 0.64%, 2/15/17		3,800	3,819,543

Total Asset Backed Securities (Cost $190,355,274)			191,154,290

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.3%
Federal National Mortgage Association, Series 2012-108, Class TE 3.50%, 10/25/42		7,100	7,501,988
Federal Home Loan Mortgage Corp., Series 4097, Class AF 0.62%, 7/15/39(1)		10,324	10,340,127
FHLMC Multifamily Structured Pass Through Trust, Series K703, Class A2 2.70%, 5/25/18		15,400	16,671,655
FHLMC Multifamily Structured Pass Through Trust, Series K705, Class A2 2.30%, 9/25/18		3,700	3,919,636

	Country Code**	Principal Amount (000)	Value
Lanark Master Issuer PLC, Series 2012-2A, Class 1A 1.83%, 12/22/54(1)(2)	GB	$4,500	$4,600,093

Total Collateralized Mortgage Obligations (Cost $41,609,393)			43,033,499

CORPORATE DEBT OBLIGATIONS – 48.6%
AEROSPACE & DEFENSE – 0.2%
United Technologies Corp. 1.20%, 6/1/15		2,325	2,366,848

AUTO PARTS – 0.4%
Johnson Controls, Inc. 1.75%, 3/1/14		4,825	4,906,953

AUTOMOTIVE – 0.3%
Ford Motor Credit Co. LLC 8.00%, 12/15/16		3,500	4,183,567

BANKS – 14.9%
Achmea Hypotheekbank NV 3.20%, 11/3/14(2)	NL	2,249	2,358,054
Australia & New Zealand Banking Group Ltd. 1.00%, 10/6/15(2)	AU	7,600	7,612,920
Banco Santander Chile 2.88%, 11/13/12(2)	CL	6,400	6,405,402
Bank of America Corp.
1.87%, 1/30/14(1)		725	730,197
3.63%, 3/17/16		1,925	2,030,117
5.63%, 10/14/16		1,150	1,294,867
6.00%, 9/1/17		2,200	2,544,696
Bank of Nova Scotia
1.75%, 3/22/17(2)	CA	1,200	1,247,040
2.15%, 8/3/16(2)	CA	2,200	2,317,700
Bank of Scotland PLC 5.25%, 2/21/17(2)	GB	3,900	4,427,978
Capital One Financial Corp.
2.13%, 7/15/14		2,800	2,857,022
7.38%, 5/23/14		3,522	3,876,260
Citigroup, Inc.
5.50%, 10/15/14		6,625	7,143,996
6.38%, 8/12/14		1,875	2,040,409
Commonwealth Bank of Australia New York 1.95%, 3/16/15	AU	6,150	6,285,171
Credit Suisse New York 1.42%, 1/14/14(1)	CH	8,100	8,147,660
DnB NOR Boligkreditt
2.10%, 10/14/15(2)	NO	8,100	8,399,700
2.90%, 3/29/16(2)	NO	13,900	14,793,770
ING Bank NV
1.81%, 6/9/14(1)(2)	NL	3,525	3,537,380
2.00%, 9/25/15(2)	NL	550	550,822
3.90%, 3/19/14(2)	NL	2,700	2,828,223
Intesa Sanpaolo New York 2.38%, 12/21/12	IT	4,800	4,742,976
JPMorgan Chase & Co.
1.88%, 3/20/15		12,025	12,268,614

SCSM GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value
3.45%, 3/1/16		$2,375	$2,532,344
Mizuho Corporate Bank Ltd. 2.55%, 3/17/17(2)	JP	3,900	4,075,492
Morgan Stanley
4.10%, 1/26/15		3,250	3,365,515
5.45%, 1/9/17		2,475	2,699,240
5.75%, 10/18/16		1,850	2,033,973
Nordea Eiendomskreditt AS 1.88%, 4/7/14(2)	NO	500	509,100
Royal Bank of Scotland Group PLC 2.55%, 9/18/15	GB	3,025	3,061,397
SpareBank 1 Boligkreditt
1.25%, 10/25/13(2)	NO	7,600	7,650,160
2.30%, 6/30/17(2)	NO	6,100	6,366,570
2.63%, 5/27/16(2)	NO	9,100	9,611,420
Stadshypotek AB
1.45%, 9/30/13(2)	SE	7,500	7,569,750
1.88%, 10/2/19(2)(3)	SE	5,000	4,998,500
Standard Chartered PLC 3.85%, 4/27/15(2)	GB	3,150	3,322,777
Sumitomo Mitsui Banking Corp. 1.35%, 7/18/15	JP	3,475	3,510,501
Swedbank Hypotek AB 0.81%, 3/28/14(1)(2)	SE	1,600	1,597,594
UBS AG 3.88%, 1/15/15	CH	5,625	5,961,780
Union Bank NA 2.13%, 6/16/17		2,825	2,890,354
Wells Fargo & Co.
1.25%, 2/13/15		10,125	10,245,619
1.50%, 7/1/15		1,925	1,957,388
Westpac Banking Corp. 1.13%, 9/25/15	AU	5,800	5,811,356

			198,211,804

BIOTECHNOLOGY – 0.5%
Gilead Sciences, Inc. 2.40%, 12/1/14		4,460	4,611,591
Life Technologies Corp. 4.40%, 3/1/15		2,275	2,415,697

			7,027,288

CABLE – 0.3%
Time Warner Cable, Inc. 6.20%, 7/1/13		3,350	3,491,678

CHEMICALS – 0.4%
Eastman Chemical Co. 2.40%, 6/1/17		1,800	1,879,936
Ecolab, Inc. 1.00%, 8/9/15		3,025	3,038,767

			4,918,703

COMPUTER & PERIPHERALS – 1.1%
Dell, Inc. 1.40%, 9/10/13		3,050	3,075,888
Hewlett-Packard Co.
2.60%, 9/15/17		1,675	1,680,256

	Country Code**	Principal Amount (000)	Value
6.13%, 3/1/14		$3,250	$3,464,724
International Business Machines Corp. 0.55%, 2/6/15		5,950	5,965,506

			14,186,374

ELECTRIC UTILITIES – 2.1%
Commonwealth Edison Co. 1.63%, 1/15/14		4,800	4,863,408
Dominion Resources, Inc. 1.80%, 3/15/14		3,100	3,151,364
DTE Energy Co. 7.63%, 5/15/14		3,400	3,762,022
Georgia Power Co. 1.30%, 9/15/13		1,650	1,663,578
NextEra Energy Capital Holdings, Inc. 1.20%, 6/1/15		3,000	3,019,038
PPL WEM Holdings PLC 3.90%, 5/1/16(2)	GB	3,475	3,657,277
Progress Energy, Inc. 6.05%, 3/15/14		3,350	3,595,940
Wisconsin Electric Power Co. 6.00%, 4/1/14		3,875	4,186,457

			27,899,084

ELECTRONICS – 0.6%
Agilent Technologies, Inc. 5.50%, 9/14/15		2,975	3,338,980
Thermo Fisher Scientific, Inc. 2.05%, 2/21/14		4,875	4,968,824

			8,307,804

ENVIRONMENTAL SERVICES – 0.3%
Waste Management, Inc.
5.00%, 3/15/14		1,825	1,934,181
6.38%, 11/15/12		2,275	2,290,333

			4,224,514

FINANCIALS – 2.1%
American Express Credit Corp. 2.75%, 9/15/15		5,200	5,478,174
General Electric Capital Corp.
2.15%, 1/9/15		11,775	12,118,394
2.38%, 6/30/15		2,100	2,177,419
John Deere Capital Corp. 5.25%, 10/1/12		525	525,000
Merrill Lynch & Co., Inc. 5.45%, 7/15/14		4,625	4,934,167
Northern Rock Asset Management PLC 5.63%, 6/22/17(2)	GB	2,400	2,696,880

			27,930,034

SCSM GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value
FOOD, BEVERAGES & RESTAURANTS – 3.7%
Anheuser-Busch InBev Worldwide, Inc.
0.80%, 7/15/15		$2,600	$2,610,878
2.50%, 3/26/13		3,075	3,105,375
3.00%, 10/15/12		1,725	1,726,475
5.38%, 11/15/14		1,325	1,457,569
Beam, Inc. 1.88%, 5/15/17		1,625	1,660,703
Campbell Soup Co. 0.74%, 8/1/14(1)		1,700	1,707,849
Cargill, Inc. 1.90%, 3/1/17(2)		5,100	5,217,055
Diageo Capital PLC 1.50%, 5/11/17	GB	2,000	2,034,738
General Mills, Inc. 5.25%, 8/15/13		2,125	2,213,117
HJ Heinz Co. 1.50%, 3/1/17		2,550	2,588,051
Ingredion, Inc. 1.80%, 9/25/17		1,950	1,955,363
Kellogg Co.
4.25%, 3/6/13		998	1,014,124
5.13%, 12/3/12		2,050	2,066,320
Kraft Foods Group, Inc. 1.63%, 6/4/15(2)		2,750	2,791,649
Kraft Foods, Inc. 2.63%, 5/8/13		4,950	5,007,564
Molson Coors Brewing Co. 2.00%, 5/1/17		3,525	3,629,220
Pepsico, Inc. 4.65%, 2/15/13		1,000	1,008,444
SABMiller Holdings, Inc. 1.85%, 1/15/15(2)		6,850	7,010,817

			48,805,311

HEALTH CARE – 0.4%
Coventry Health Care, Inc. 6.30%, 8/15/14		829	905,666
Humana, Inc. 6.45%, 6/1/16		4,200	4,814,536

			5,720,202

HEALTH CARE—PRODUCTS – 1.3%
Becton, Dickinson & Co. 1.75%, 11/8/16		2,900	3,001,068
Covidien International Finance SA 1.88%, 6/15/13	LU	5,375	5,427,551
Dentsply International, Inc. 1.93%, 8/15/13(1)		4,275	4,296,713
St. Jude Medical, Inc. 3.75%, 7/15/14		4,850	5,108,112

			17,833,444

INSURANCE – 1.5%
MetLife, Inc. 1.76%, 12/15/17(3)		1,875	1,889,672
Metropolitan Life Global Funding I 2.50%, 1/11/13(2)		3,000	3,016,461

	Country Code**	Principal Amount (000)	Value
5.13%, 4/10/13(2)		$1,000	$1,024,095
5.13%, 6/10/14(2)		2,750	2,949,249
New York Life Global Funding
3.00%, 5/4/15(2)		4,725	5,000,765
4.65%, 5/9/13(2)		1,000	1,025,606
Prudential Financial, Inc.
2.75%, 1/14/13		4,350	4,378,162
5.10%, 9/20/14		774	837,295

			20,121,305

INTERNET & CATALOG RETAIL – 0.1%
eBay Inc. 1.35%, 7/15/17		1,425	1,442,084

INVESTMENT COMPANIES – 0.5%
FIH Erhvervsbank A/S 2.00%, 6/12/13(2)	DK	6,100	6,165,514

METALS & MINING – 0.6%
Freeport-McMoRan Copper & Gold, Inc. 1.40%, 2/13/15		2,825	2,845,348
Rio Tinto Finance USA PLC 1.13%, 3/20/15	GB	4,750	4,786,575

			7,631,923

MULTIMEDIA – 1.2%
Comcast Cable Communications Holdings, Inc. 8.38%, 3/15/13		4,300	4,452,801
NBCUniversal Media LLC 2.10%, 4/1/14		2,975	3,037,258
News America, Inc. 5.30%, 12/15/14		2,400	2,641,130
Reed Elsevier Capital, Inc. 7.75%, 1/15/14		3,050	3,306,035
Thomson Reuters Corp. 5.95%, 7/15/13	CA	3,000	3,126,522

			16,563,746

OFFICE EQUIPMENT – 0.3%
Xerox Corp. 1.26%, 5/16/14(1)		4,025	4,019,341

OIL & GAS – 3.3%
Anadarko Petroleum Corp. 6.38%, 9/15/17		2,975	3,586,714
Apache Corp. 6.00%, 9/15/13		4,000	4,210,596
BP Capital Markets PLC 3.13%, 10/1/15	GB	5,350	5,712,719
Dolphin Energy Ltd. 5.50%, 12/15/21(2)	AE	2,120	2,451,780
Gazprom OAO Via Gaz Capital SA 9.25%, 4/23/19	LU	380	494,950
Noble Holding International Ltd. 2.50%, 3/15/17	KY	3,500	3,610,072

SCSM GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value
PC Financial Partnership 5.00%, 11/15/14		$2,650	$2,869,102
Petrobras International Finance Co. 5.38%, 1/27/21	KY	260	292,960
Phillips 66 1.95%, 3/5/15(2)		5,500	5,627,644
TNK-BP Finance SA
6.63%, 3/20/17	LU	516	587,595
7.50%, 7/18/16	LU	346	399,803
7.88%, 3/13/18	LU	270	326,700
Total Capital Canada Ltd. 1.63%, 1/28/14	CA	3,250	3,301,350
Total Capital International SA 1.50%, 2/17/17	FR	2,900	2,951,617
Transocean, Inc.
2.50%, 10/15/17	KY	1,875	1,885,393
4.95%, 11/15/15	KY	2,225	2,435,890
5.05%, 12/15/16	KY	3,125	3,492,053

			44,236,938

OIL & GAS EQUIPMENT & SERVICES – 0.1%
FMC Technologies, Inc. 2.00%, 10/1/17		1,825	1,843,922

PERSONAL PRODUCTS – 0.6%
Colgate-Palmolive Co. 0.60%, 11/15/14		3,075	3,095,098
The Procter & Gamble Co. 0.70%, 8/15/14		4,350	4,377,488

			7,472,586

PHARMACEUTICALS – 1.5%
Express Scripts Holding Co.
2.10%, 2/12/15(2)		1,850	1,897,828
2.65%, 2/15/17(2)		1,375	1,440,867
6.25%, 6/15/14		900	980,394
GlaxoSmithKline Capital PLC 0.75%, 5/8/15	GB	3,525	3,546,069
McKesson Corp. 3.25%, 3/1/16		3,075	3,308,728
Medco Health Solutions, Inc. 2.75%, 9/15/15		2,700	2,824,297
Watson Pharmaceuticals, Inc. 1.88%, 10/1/17		5,250	5,308,427

			19,306,610

PIPELINES – 0.5%
Energy Transfer Partners LP 5.95%, 2/1/15		1,010	1,108,800
Enterprise Products Operating LLC 1.25%, 8/13/15		3,775	3,812,440
ONEOK Partners LP
2.00%, 10/1/17		775	789,368

	Country Code**	Principal Amount (000)	Value
6.15%, 10/1/16		$1,200	$1,399,715

			7,110,323

REAL ESTATE INVESTMENT TRUSTS – 1.1%
Camden Property Trust 5.70%, 5/15/17		1,975	2,266,348
HCP, Inc. 2.70%, 2/1/14		1,525	1,557,018
Health Care REIT, Inc. 6.00%, 11/15/13		2,105	2,210,911
Prologis LP 5.63%, 11/15/16		355	395,745
Simon Property Group LP 4.20%, 2/1/15		3,675	3,913,816
WEA Finance LLC / WCI Finance LLC 5.40%, 10/1/12(2)		4,350	4,350,000

			14,693,838

REFINING – 0.3%
XTO Energy, Inc. 5.75%, 12/15/13		3,175	3,372,955

RETAIL – 0.7%
CVS Caremark Corp. 5.75%, 6/1/17		4,425	5,336,745
Wal-Mart Stores, Inc. 3.20%, 5/15/14		4,000	4,184,272

			9,521,017

SAVINGS & LOANS – 0.1%
Santander Holdings USA, Inc. 3.00%, 9/24/15		1,725	1,745,217

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.3%
Intel Corp. 1.95%, 10/1/16		3,175	3,333,375

SOFTWARE – 0.7%
Microsoft Corp. 2.95%, 6/1/14		5,000	5,214,265
Oracle Corp. 4.95%, 4/15/13		4,100	4,201,487

			9,415,752

SPECIAL PURPOSE BANKS – 2.4%
Kreditanstalt fuer Wiederaufbau
0.23%, 6/17/13(1)	DE	11,900	11,900,726
2.50%, 5/28/13	DE	5,500	5,578,650
Landwirtschaftliche Rentenbank
3.25%, 3/15/13	DE	9,000	9,121,680
4.13%, 7/15/13	DE	5,200	5,354,960

			31,956,016

SCSM GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value
SPECIAL PURPOSE ENTITIES – 0.4%
MassMutual Global Funding II 0.86%, 9/27/13(1)(2)		$5,300	$5,326,076

TELECOMMUNICATIONS – 2.2%
AT&T, Inc.
2.40%, 8/15/16		7,950	8,407,737
2.95%, 5/15/16		2,800	3,008,765
France Telecom SA 4.38%, 7/8/14	FR	6,000	6,348,756
Rogers Communications, Inc.
5.50%, 3/15/14	CA	625	668,108
6.38%, 3/1/14	CA	4,250	4,588,037
Verizon Wireless Capital LLC 7.38%, 11/15/13		1,803	1,937,459
Vodafone Group PLC 2.88%, 3/16/16	GB	4,225	4,503,284

			29,462,146

TOBACCO – 0.3%
Philip Morris International, Inc. 4.88%, 5/16/13		3,750	3,852,750

TRANSPORTATION – 0.4%
CSX Corp. 5.75%, 3/15/13		2,450	2,507,850
United Parcel Service, Inc. 1.13%, 10/1/17		3,175	3,189,335

			5,697,185

UTILITIES – 0.9%
Duke Energy Corp. 6.30%, 2/1/14		4,650	4,990,915
MidAmerican Energy Holdings Co. 5.00%, 2/15/14		3,600	3,805,578
Public Service Co. of Colorado 7.88%, 10/1/12		1,125	1,125,000
Southern Co. 4.15%, 5/15/14		1,400	1,478,900

			11,400,393

Total Corporate Debt Obligations (Cost $632,945,688)			645,704,620

FOREIGN GOVERNMENT AGENCY OBLIGATIONS – 0.2%
Kommunalbanken AS 1.00%, 9/26/17(2) (Cost $2,690,710)	NO	2,700	2,701,888

FOREIGN GOVERNMENT OBLIGATIONS – 1.3%
Indonesia Government International Bond 8.50%, 10/12/35	ID	1,840	2,916,400

	Country Code**	Principal Amount (000)	Value
Province of Ontario 1.88%, 11/19/12	CA	$14,300	$14,328,028

Total Foreign Government Obligations (Cost $17,004,615)			17,244,428

MUNICIPAL BONDS – 2.7%
New York City, Subseries D 5.07%, 12/1/14		5,300	5,809,330
New York State Dormitory Authority
1.53%, 3/15/13		1,060	1,065,067
2.00%, 3/15/14		719	735,170
North Texas Tollway Authority 2.44%, 9/1/13		3,975	4,030,372
Pennsylvania Higher Education Assistance Agency 1.05%, 4/25/19(1)		1,700	1,690,134
South Carolina Student Loan Corp., Series A-1 0.52%, 12/3/18(1)		3,049	3,048,769
State of California 3.95%, 11/1/15		1,950	2,113,390
State of Illinois 4.42%, 1/1/15		6,500	6,877,390
State of New Jersey 2.02%, 8/15/14		5,300	5,452,375
State of Wisconsin 4.80%, 5/1/13		4,300	4,410,381

Total Municipal Bonds (Cost $34,563,767)			35,232,378

U.S. GOVERNMENT GUARANTEED NOTES – 1.7%
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1A 0.78%, 2/25/48(1)(2)		1,344	1,346,797
NCUA Guaranteed Notes, Series 2010-A1, Class A 0.58%, 12/7/20(1)		1,867	1,873,445
NCUA Guaranteed Notes, Series 2010-R1, Class 1A 0.68%, 10/7/20(1)		1,100	1,105,004
NCUA Guaranteed Notes, Series 2010-R1, Class 2A 1.84%, 10/7/20		467	475,666
NCUA Guaranteed Notes, Series 2010-R2, Class 1A 0.60%, 11/6/17(1)		2,250	2,255,904
NCUA Guaranteed Notes, Series 2011-R1, Class 1A 0.68%, 1/8/20(1)		2,194	2,205,681
NCUA Guaranteed Notes, Series 2011-R3, Class 1A 0.63%, 3/11/20(1)		3,731	3,751,767
NCUA Guaranteed Notes, Series 2011-R4, Class 1A 0.61%, 3/6/20(1)		3,541	3,544,972

SCSM GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)		Value
NCUA Guaranteed Notes, Series 2011-R5, Class 1A 0.61%, 4/6/20(1)		$3,328		$3,335,558
NCUA Guaranteed Notes, Series 2011-R6, Class 1A 0.61%, 5/7/20(1)		2,975		2,981,396

Total U.S. Government Guaranteed Notes (Cost $22,801,314)				22,876,190

U.S. GOVERNMENT AGENCY OBLIGATIONS – 31.4%
Federal Farm Credit Bank 0.75%, 1/4/13		4,000		4,005,884
Federal Home Loan Mortgage Corp.
4.50%, 5/1/23		6		6,529
5.00%, 3/1/16		1		568
5.00%, 5/1/16		1		1,412
5.00%, 9/1/16		3		2,827
5.00%, 11/1/16		41		45,217
5.00%, 3/1/18		0	*	479
5.50%, 1/1/20		549		599,902
6.50%, 10/1/37		365		415,943
6.50%, 12/1/38		175		197,876
Federal National Mortgage Association
0.60%, 11/14/13		12,000		12,003,924
2.46%, 10/1/36(1)		2,200		2,347,449
2.80%, 3/1/18		3,302		3,555,414
2.93%, 5/1/33(1)		3,384		3,628,164
3.42%, 10/1/20		1,563		1,735,638
3.63%, 12/1/20		1,173		1,316,930
3.74%, 6/1/18		29,810		33,751,889
3.75%, 3/1/18		4,073		4,534,517
3.84%, 5/1/18		2,320		2,602,762
4.32%, 7/1/21		19,716		23,050,419
4.38%, 6/1/21		3,697		4,306,117
4.50%, 9/1/36		1,290		1,415,822
4.50%, 9/1/39		157		170,522
4.50%, 10/1/39		911		986,163
4.50%, 11/1/39		1,728		1,871,188
4.50%, 12/1/39		477		516,277
4.50%, 3/1/40		205		221,770
4.50%, 5/1/40		4,240		4,603,804
4.50%, 6/1/40		136		147,696
4.50%, 8/1/40		2,856		3,100,900
4.50%, 9/1/40		5,311		5,756,107
4.50%, 11/1/40		7,152		7,765,690
4.50%, 2/1/41		233		252,916
4.50%, 3/1/41		1,796		1,952,891
4.50%, 4/1/41		2,898		3,152,039
4.50%, 5/1/41		2,811		3,057,490
4.50%, 6/1/41		1,383		1,504,631
4.50%, 7/1/41		1,843		2,004,194
4.50%, 8/1/41		378		410,900
4.50%, 11/1/41		294		319,912
5.00%, 3/1/30		1,952		2,133,959
5.00%, 6/1/33		4,906		5,391,332
5.00%, 7/1/33		428		475,459
5.00%, 10/1/33		1,497		1,644,834
5.00%, 6/1/34		205		224,534
5.00%, 9/1/35		255		278,689

	Country Code**	Principal Amount (000)		Value
5.00%, 10/1/35		$262		$286,663
5.00%, 11/1/35		4,028		4,409,625
5.00%, 5/1/36		623		680,465
5.00%, 10/1/36		1,572		1,721,284
5.00%, 2/1/38		236		258,722
5.00%, 2/1/39		551		601,655
5.00%, 5/1/39		292		318,353
5.00%, 7/1/39		8,143		8,884,770
5.00%, 3/1/40		200		218,602
5.00%, 5/1/40		227		256,797
5.00%, 8/1/40		1,224		1,372,577
5.00%, 6/1/41		4,399		4,860,920
5.00%, 10/1/41		4,000		4,368,291
5.00%, TBA(3)		140,000		152,647,493
5.50%, 5/1/25		7,577		8,241,848
6.00%, 3/1/32		0	*	79
6.00%, 5/1/33		3		2,882
6.00%, 12/1/33		1		1,274
6.00%, 4/1/35		1		1,060
6.00%, 2/1/36		3		3,478
6.00%, 3/1/36		2		2,118
6.00%, 6/1/36		3		2,987
6.00%, TBA(3)		73,000		80,596,562

Total U.S. Government Agency Obligations (Cost $411,518,184)				417,208,084

U.S. TREASURY OBLIGATIONS – 0.8%
U.S. Treasury Inflation Indexed Bonds 1.88%, 7/15/15(4)		2,474		2,720,802
U.S. Treasury Note 1.63%, 8/15/22		7,600		7,591,686

Total U.S. Treasury Obligations (Cost $10,255,616)				10,312,488

		Shares
SHORT TERM INVESTMENTS – 12.6%
MUTUAL FUNDS – 12.6%
State Street Institutional Liquid Reserves Fund, 0.21% (Cost $167,620,034)		167,620,034		167,620,034

TOTAL INVESTMENTS – 117.0% (Cost $1,531,364,595)				1,553,087,899
Liabilities in excess of other assets – (17.0)%				(225,273,501)

NET ASSETS – 100.0%				$1,327,814,398

FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
NCUA	National Credit Union Administration
REIT	Real Estate Investment Trust

SCSM GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

TBA	To Be Announced. Securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. At the period end, total market value of the TBA securities amounts to $233,244,055 which represents approximately 17.6% of net assets.

AE	United Arab Emirates
AU	Australia
CA	Canada
CH	Switzerland
CL	Chile
DE	Germany
DK	Denmark
FR	France
GB	Great Britain
ID	Indonesia
IT	Italy
JP	Japan
KY	Cayman Islands
LU	Luxembourg
NL	Netherlands
NO	Norway
SE	Sweden

+	Amount is less than 0.05%.
*	Amount is less than $500.
**	Unless otherwise noted the issuer country code for all securities is United States.

(1)	Variable rate security. The interest rate shown reflects the rate in effect at the period end.
(2)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $191,472,991, representing 14.4% of net assets.
(3)	Security (or a portion thereof) has been purchased on a delayed delivery or when-issued basis.

SCSM GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(4)	At the period end, securities (or portions thereof) with an aggregate market value of $1,594,887 have been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Unrealized Appreciation / (Depreciation) ($)
Long	90-Day Eurodollar September Futures	9/15/14	307	340,296
Short	90-Day Eurodollar September Futures	9/14/15	307	(562,715)
Short	U.S. Treasury 10 Year Note December Futures	12/19/12	230	(105,186)
Long	U.S. Treasury 2 Year Note December Futures	12/31/12	1,821	170,560
Short	U.S. Treasury 30 Year Bond December Futures	12/19/12	67	(22,263)
Short	U.S. Treasury 5 Year Note December Futures	12/31/12	313	(85,447)
Short	Ultra Long U.S. Treasury Bond December Futures	12/19/12	120	(566,826)

Net unrealized depreciation				(831,581)

(5)	At the period end, the Fund had the following open forward sales contracts:

Description	Coupon	Maturity Date	Principal Amount (000) ($)	Proceeds ($)	Market Value ($)
Federal National Mortgage Association	4.50%	TBA	32,000	34,574,063	34,620,002

SCSM GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(6)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Backed Securities	$—	$191,154,290	$—	$191,154,290
Collateralized Mortgage Obligations	—	43,033,499	—	43,033,499
Corporate Debt Obligations (a)	—	645,704,620	—	645,704,620
Foreign Government Agency Obligations	—	2,701,888	—	2,701,888
Foreign Government Obligations	—	17,244,428	—	17,244,428
Municipal Bonds	—	35,232,378	—	35,232,378
U.S. Government Guaranteed Notes	—	22,876,190	—	22,876,190
U.S. Government Agency Obligations	—	417,208,084	—	417,208,084
U.S. Treasury Obligations	10,312,488	—	—	10,312,488
Short Term Investments
Mutual Funds	167,620,034	—	—	167,620,034

Total Investments	177,932,522	1,375,155,377	—	1,553,087,899

Financial Derivative Instruments Futures Contracts	510,856	—	—	510,856

Total Financial Derivative Instruments	$510,856	$—	$—	$510,856

Liabilities
Financial Derivative Instruments Futures Contracts	$(1,342,437)	$—	$—	$(1,342,437)

Total Financial Derivative Instruments	$(1,342,437)	$—	$—	$(1,342,437)

Other Financial Instruments Forward Sales Contracts	$—	$(34,620,002)	$—	$(34,620,002)

Total Other Financial Instruments	$—	$(34,620,002)	$—	$(34,620,002)

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SCSM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
ASSET BACKED SECURITIES – 0.1%
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF1A 0.29%, 1/25/37(1)		$21	$5,518
Lehman XS Trust, Series 2005-7N, Class 3A1 0.50%, 12/25/35(1)		245	124,071
SACO I Trust, Series 2005-2, Class A 0.62%, 4/25/35(1)(2)		20	9,055

Total Asset Backed Securities (Cost $81,175)			138,644

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.3%
Banc of America Funding Corp., Series 2006-A, Class 3A2 2.94%, 2/20/36(1)		265	184,989
Countrywide Alternative Loan Trust, Series 2006-0A2, Class A5 0.45%, 5/20/46(1)		48	23,436
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-2, Class A1A 0.54%, 3/25/35(1)		39	24,742
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 1A3 5.50%, 12/25/35		26	19,321
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA2, Class 1A5 6.00%, 5/25/36		30	25,530
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 1A2 6.00%, 7/25/37		197	158,758
IndyMac INDEX Mortgage Loan Trust, Series 2005-AR13, Class 4A1 2.63%, 8/25/35(1)		31	25,403
IndyMac INDEX Mortgage Loan Trust, Series 2005-AR15, Class A1 4.80%, 9/25/35(1)		42	35,224
MortgageIT Trust, Series 2005-1, Class 1A1 0.54%, 2/25/35(1)		239	222,340
Residential Accredit Loans, Inc., Series 2006-QA2, Class 3A1 5.50%, 2/25/36(1)		247	171,486

	Country Code*	Principal Amount (000)	Value
Residential Asset Securitization Trust, Series 2006-R1, Class A2 0.62%, 1/25/46(1)		$1,640	$666,789
Residential Asset Securitization Trust, Series 2007-A5, Class 2A3 6.00%, 5/25/37		45	39,793
Structured Asset Mortgage Investments, Inc., Series 2005-AR6, Class 2A1 0.53%, 9/25/45(1)		26	18,028
Wamu Mortgage Pass-Through Certificates, Series 2006-AR12, Class 1A2 2.58%, 10/25/36(1)		360	286,465
Wamu Mortgage Pass-Through Certificates, Series 2006-AR16, Class 1A1 2.31%, 12/25/36(1)		126	100,592

Total Collateralized Mortgage Obligations (Cost $1,530,799)			2,002,896

CORPORATE DEBT OBLIGATIONS – 91.6%
ADVERTISING – 0.5%
Affinion Group, Inc. 7.88%, 12/15/18		250	204,375
Lamar Media Corp. 7.88%, 4/15/18		250	276,250
Visant Corp. 10.00%, 10/1/17		250	247,500

			728,125

AEROSPACE & DEFENSE – 1.3%
Alliant Techsystems, Inc. 6.88%, 9/15/20		250	272,500
BE Aerospace, Inc. 6.88%, 10/1/20		250	277,500
Bombardier, Inc. 7.50%, 3/15/18(2)	CA	275	311,437
Esterline Technologies Corp. 7.00%, 8/1/20		375	416,250
TransDigm, Inc. 7.75%, 12/15/18		750	828,750

			2,106,437

AGRICULTURAL – 0.2%
Brickman Group Holdings, Inc. 9.13%, 11/1/18(2)		250	256,250

SCSM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
AIRLINES – 0.4%
Continental Airlines 1996-2 Class A Pass Through Trust 7.75%, 7/2/14		$75	$77,444
UAL 2009-2A Pass Through Trust 9.75%, 1/15/17		478	547,768

			625,212

AUTO PARTS – 0.6%
Continental Rubber of America Corp. 4.50%, 9/15/19(2)		500	511,815
Tomkins LLC 9.00%, 10/1/18		416	463,840

			975,655

AUTOMOBILES & COMPONENTS – 0.3%
Exide Technologies 8.63%, 2/1/18		250	216,563
Hyva Global BV 8.63%, 3/24/16(2)	NL	250	223,750
Oshkosh Corp.
8.25%, 3/1/17		50	55,000
8.50%, 3/1/20		50	56,000

			551,313

AUTOMOTIVE – 3.3%
Allison Transmission, Inc. 7.13%, 5/15/19(2)		200	214,500
Conti-Gummi Finance BV
7.13%, 10/15/18	NL	321	344,168
7.50%, 9/15/17	NL	129	137,822
8.50%, 7/15/15	NL	96	105,053
Cooper-Standard Automotive, Inc. 8.50%, 5/1/18		375	405,937
Ford Motor Credit Co. LLC
6.63%, 8/15/17		500	579,958
8.00%, 12/15/16		1,000	1,195,305
8.13%, 1/15/20		225	282,683
12.00%, 5/15/15		1,000	1,240,000
Meritor, Inc. 8.13%, 9/15/15		105	110,250
Pittsburgh Glass Works LLC 8.50%, 4/15/16(2)		175	162,750
TRW Automotive, Inc. 7.25%, 3/15/17(2)		500	571,250

			5,349,676

BANKS – 7.3%
Ally Financial, Inc.
0.00%, 6/15/15(3)		500	440,000
4.50%, 2/11/14		1,000	1,022,500
5.50%, 2/15/17		250	261,321
6.25%, 12/1/17		250	270,396
7.50%, 9/15/20		500	573,750
8.00%, 11/1/31		770	886,782

	Country Code*	Principal Amount (000)	Value
8.30%, 2/12/15		$500	$553,750
Barclays Bank PLC 14.00%, 6/15/19(1)	GB	646	807,400
CIT Group, Inc.
4.25%, 8/15/17		500	518,909
5.00%, 5/15/17		250	266,875
5.00%, 8/15/22		500	520,202
5.25%, 3/15/18		500	536,250
Credit Agricole SA 8.38%, 10/13/19(1)(2)	FR	750	729,375
HBOS PLC 6.75%, 5/21/18(2)	GB	2,100	2,131,500
RBS Capital Trust 2.75%, 12/30/12(1)		64	38,070
Regions Bank 7.50%, 5/15/18		175	206,500
Regions Financial Corp. 7.38%, 12/10/37		1,000	1,050,000
Royal Bank of Scotland Group PLC 7.65%, 9/30/31(1)	GB	375	363,750
Societe Generale 5.92%, 4/15/17(1)(2)	FR	150	121,500
Wachovia Capital Trust III 5.57%, 10/19/12(1)		500	494,375

			11,793,205

BIOTECHNOLOGY – 0.2%
STHI Holding Corp. 8.00%, 3/15/18(2)		350	372,750

BUILDING & CONSTRUCTION – 0.3%
Aguila 3 SA 7.88%, 1/31/18(2)	LU	450	472,500

BUILDING MATERIALS – 1.6%
Associated Materials LLC 9.13%, 11/1/17		375	367,500
Building Materials Corp. of America
6.75%, 5/1/21(2)		250	273,750
6.88%, 8/15/18(2)		100	107,250
7.50%, 3/15/20(2)		250	273,750
Calcipar SA 6.88%, 5/1/18(2)	LU	200	198,500
Cemex SAB de CV 9.00%, 1/11/18(2)	MX	500	500,000
Grohe Holding Gmbh 4.25%, 9/15/17(1)	DE	129	122,080
Masonite International Corp. 8.25%, 4/15/21(2)	CA	500	527,500
Roofing Supply Group LLC / Roofing Supply Finance, Inc. 10.00%, 6/1/20(2)		150	163,500

			2,533,830

CHEMICALS – 4.2%
Celanese US Holdings LLC
5.88%, 6/15/21		250	280,000
6.63%, 10/15/18		125	136,875

SCSM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Chemtura Corp. 7.88%, 9/1/18		$250	$271,875
Hexion US Finance Corp.
8.88%, 2/1/18		500	513,750
9.00%, 11/15/20		750	669,375
Huntsman International LLC
8.63%, 3/15/20		400	452,000
8.63%, 3/15/21		100	114,500
Ineos Finance PLC
7.50%, 5/1/20(2)	GB	100	101,500
9.00%, 5/15/15(2)	GB	500	528,750
9.25%, 5/15/15	GB	161	172,678
Ineos Group Holdings SA 7.88%, 2/15/16	LU	964	893,913
LyondellBasell Industries NV
5.00%, 4/15/19	NL	300	318,750
5.75%, 4/15/24	NL	200	227,500
Orion Engineered Carbons Bondco GmbH 9.63%, 6/15/18(2)	DE	312	341,640
Oxea Finance
9.50%, 7/15/17(2)	LU	214	233,795
9.63%, 7/15/17	LU	275	304,364
Rain CII Carbon LLC 8.00%, 12/1/18(2)		250	255,000
Rockwood Specialties Group, Inc. 4.63%, 10/15/20		400	406,000
Styrolution GmbH 7.63%, 5/15/16	DE	321	300,380
Taminco Global Chemical Corp. 9.75%, 3/31/20(2)		125	135,000
Vertellus Specialties, Inc. 9.38%, 10/1/15(2)		150	118,875

			6,776,520

COAL – 1.4%
Arch Coal, Inc.
7.00%, 6/15/19		250	210,000
7.25%, 10/1/20		100	84,000
7.25%, 6/15/21		250	208,750
CONSOL Energy, Inc.
6.38%, 3/1/21		150	145,875
8.00%, 4/1/17		750	783,750
8.25%, 4/1/20		250	261,875
Peabody Energy Corp.
6.00%, 11/15/18(2)		500	500,000
6.50%, 9/15/20		100	102,250

			2,296,500

COMMERCIAL SERVICES – 2.9%
Alliance Data Systems Corp. 6.38%, 4/1/20(2)		150	162,000
Catalent Pharma Solutions, Inc.
7.88%, 10/15/18(2)		100	101,500
9.50%, 4/15/15		496	505,300
Ceridian Corp. 8.88%, 7/15/19(2)		100	108,000

	Country Code*	Principal Amount (000)	Value
Emergency Medical Services Corp. 8.13%, 6/1/19		$250	$265,000
Interactive Data Corp. 10.25%, 8/1/18		250	280,000
Jaguar Holding Co. 9.50%, 12/1/19(2)		250	280,625
Live Nation Entertainment, Inc. 8.13%, 5/15/18(2)		250	268,750
ServiceMaster Co. 7.00%, 8/15/20(2)		500	512,500
The Hertz Corp.
6.75%, 4/15/19		500	527,500
7.38%, 1/15/21		250	268,750
TransUnion LLC / TransUnion Financing Corp. 11.38%, 6/15/18		500	588,750
UR Merger Sub Corp.
5.75%, 7/15/18(2)		250	264,062
7.38%, 5/15/20(2)		250	268,750
7.63%, 4/15/22(2)		250	273,750

			4,675,237

COMPUTER & PERIPHERALS – 0.9%
Aramark Corp.
3.94%, 2/1/15(1)		525	522,375
8.50%, 2/1/15		75	76,782
Brocade Communications Systems, Inc. 6.88%, 1/15/20		250	270,000
SunGard Data Systems, Inc.
7.38%, 11/15/18		325	348,562
7.63%, 11/15/20		250	271,250

			1,488,969

CONSUMER PRODUCTS – 1.3%
Central Garden and Pet Co. 8.25%, 3/1/18		375	397,500
Jarden Corp.
7.50%, 5/1/17		500	572,500
8.00%, 5/1/16		250	266,875
Prestige Brands, Inc. 8.13%, 2/1/20		150	167,250
Spectrum Brands Holdings, Inc. 9.50%, 6/15/18		500	563,750
The Scotts Miracle-Gro Co. 7.25%, 1/15/18		50	53,625

			2,021,500

CONSUMER SERVICES – 0.2%
WMG Acquisition Corp. 9.50%, 6/15/16		250	272,813

CONTAINERS & GLASS – 2.2%
ARD Finance SA 11.13%, 6/1/18(2)(4)	LU	224	222,597

SCSM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Ardagh Packaging Finance
7.38%, 10/15/17	IE	$257	$273,073
7.38%, 10/15/17(2)	IE	200	214,500
9.25%, 10/15/20	IE	129	132,039
Berry Plastics Corp.
5.21%, 2/15/15(1)		445	446,112
9.50%, 5/15/18		500	548,750
9.75%, 1/15/21		250	285,000
Crown Americas LLC 7.63%, 5/15/17		150	160,500
Crown European Holdings SA 7.13%, 8/15/18	FR	64	70,196
Graphic Packaging International, Inc. 7.88%, 10/1/18		500	553,750
OI European Group B.V. 6.88%, 3/31/17	NL	64	66,180
Owens-Brockway Glass Container, Inc. 7.38%, 5/15/16		25	28,688
Sealed Air Corp.
8.13%, 9/15/19(2)		250	278,125
8.38%, 9/15/21(2)		250	280,000

			3,559,510

ELECTRIC UTILITIES – 0.1%
CMS Energy Corp. 8.75%, 6/15/19		150	194,709

ELECTRONIC EQUIPMENT & INSTRUMENTS – 0.1%
Belden, Inc. 5.50%, 9/1/22(2)		150	153,375
ENERGY – 0.2%
Covanta Holding Corp. 7.25%, 12/1/20		100	110,886
Headwaters, Inc. 7.63%, 4/1/19		250	253,750

			364,636

ENVIRONMENTAL SERVICES – 0.2%
Clean Harbors, Inc. 5.25%, 8/1/20(2)		250	257,500

FINANCIALS – 2.7%
E*Trade Financial Corp. 6.75%, 6/1/16		100	105,250
International Lease Finance Corp.
6.25%, 5/15/19		200	215,000
6.63%, 11/15/13		100	104,500
7.13%, 9/1/18(2)		500	582,500
8.25%, 12/15/20		400	476,000
8.63%, 9/15/15		750	854,063
8.75%, 3/15/17		475	555,750
Pinnacle Foods Finance LLC 8.25%, 9/1/17		500	541,875

	Country Code*	Principal Amount (000)	Value
Serta Simmons Holdings LLC 8.13%, 10/1/20(2)(5)		$100	$99,250
SLM Corp., Series A
8.00%, 3/25/20		150	173,250
8.45%, 6/15/18		360	421,638
Springleaf Finance Corp. 6.90%, 12/15/17		250	212,500

			4,341,576

FOOD, BEVERAGES & RESTAURANTS – 2.8%
Bumble Bee Acquisition Corp. 9.00%, 12/15/17(2)		238	249,007
Bumble Bee Holding Co. SCA 9.63%, 3/15/18(2)(4)	LU	125	119,688
Constellation Brands, Inc.
4.63%, 3/1/23		250	255,000
6.00%, 5/1/22		150	170,625
7.25%, 5/15/17		150	175,125
Cott Beverages, Inc. 8.13%, 9/1/18		250	277,812
Del Monte Corp. 7.63%, 2/15/19		500	514,375
Michael Foods, Inc. 9.75%, 7/15/18		500	557,500
Pilgrim’s Pride Corp. 7.88%, 12/15/18		500	476,250
Post Holdings, Inc. 7.38%, 2/15/22(2)		100	106,250
Refresco Group BV 7.38%, 5/15/18	NL	129	123,686
Simmons Foods, Inc. 10.50%, 11/1/17(2)		125	107,813
Smithfield Foods, Inc. 7.75%, 7/1/17		500	562,500
TreeHouse Foods, Inc. 7.75%, 3/1/18		250	273,125
U.S. Foodservice 8.50%, 6/30/19(2)		500	521,250

			4,490,006

GAMING – 2.6%
Ameristar Casinos, Inc. 7.50%, 4/15/21		500	537,500
MGM Resorts International
7.63%, 1/15/17		1,250	1,325,000
9.00%, 3/15/20		250	279,062
10.38%, 5/15/14		750	843,750
11.13%, 11/15/17		175	193,594
Seneca Gaming Corp. 8.25%, 12/1/18(2)		125	131,250
Wynn Las Vegas Capital Corp.
7.75%, 8/15/20		250	278,125
7.88%, 11/1/17		500	545,000

			4,133,281

SCSM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
GAS & PIPELINE UTILITIES – 0.4%
Enterprise Products Operating LP 8.38%, 8/1/66(1)		$500	$563,750

HEALTH CARE – 5.1%
American Renal Holdings 8.38%, 5/15/18		100	105,500
Capella Healthcare, Inc. 9.25%, 7/1/17		250	266,562
CHS/Community Health Systems, Inc.
5.13%, 8/15/18		175	181,563
7.13%, 7/15/20		250	266,719
DaVita, Inc.
5.75%, 8/15/22		350	364,000
6.38%, 11/1/18		175	186,813
6.63%, 11/1/20		250	267,187
DJO Finance LLC
7.75%, 4/15/18		500	456,250
9.75%, 10/15/17		500	425,000
Fresenius Medical Care AG & Co.
5.63%, 7/31/19(2)		250	266,250
5.88%, 1/31/22(2)		250	267,500
HCA Holdings, Inc. 7.75%, 5/15/21		500	545,000
HCA, Inc.
6.50%, 2/15/20		900	1,001,250
7.25%, 9/15/20		400	448,000
7.50%, 2/15/22		1,000	1,132,500
8.50%, 4/15/19		150	169,125
9.88%, 2/15/17		250	268,750
IASIS Healthcare LLC 8.38%, 5/15/19		400	382,000
Tenet Healthcare Corp. 8.00%, 8/1/20		500	536,875
Vanguard Health Holding Co. II LLC 8.00%, 2/1/18		700	747,250

			8,284,094

HEALTH CARE—FACILITIES – 1.2%
Alere, Inc. 8.63%, 10/1/18		275	288,750
Biomet, Inc.
6.50%, 8/1/20(2)(5)		500	518,125
6.50%, 10/1/20(2)(5)		250	245,000
10.00%, 10/15/17		350	369,250
11.63%, 10/15/17		276	293,940
Hologic, Inc. 6.25%, 8/1/20(2)		200	212,000

			1,927,065

HOLDING COMPANIES – 2.3%
Reynolds Group Issuer, Inc.
5.75%, 10/15/20(2)		400	400,000
6.88%, 2/15/21		100	105,500
7.13%, 4/15/19		350	369,250
7.75%, 10/15/16		500	521,250
7.88%, 8/15/19		250	270,000

	Country Code*	Principal Amount (000)	Value
8.25%, 2/15/21		$500	$496,250
8.50%, 5/15/18		250	253,750
9.75%, 4/15/19		500	510,000
9.88%, 8/15/19		750	797,812

			3,723,812

HOTELS, RESTAURANTS & LEISURE – 0.8%
CityCenter Holdings LLC
7.63%, 1/15/16		100	106,750
10.75%, 1/15/17(4)		295	315,034
Great Canadian Gaming Corp. 6.63%, 7/25/22(2)	CA	254	262,562
Marina District Finance Co., Inc.
9.50%, 10/15/15		50	50,438
9.88%, 8/15/18		200	200,500
Scientific Games Corp. 8.13%, 9/15/18		100	109,250
Scientific Games International, Inc. 6.25%, 9/1/20(2)		250	251,250

			1,295,784

INSURANCE – 0.4%
American International Group, Inc. 8.18%, 5/15/58(1)		250	305,937
Hub International Ltd. 8.13%, 10/15/18(2)		150	151,875
Towergate Finance PLC 8.50%, 2/15/18	GB	161	157,443

			615,255

LEISURE & ENTERTAINMENT – 0.6%
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/18		250	163,750
11.25%, 6/1/17		500	537,500
Carlson Wagonlit BV 6.88%, 6/15/19(2)	NL	200	210,000
Production Resource Group, Inc. 8.88%, 5/1/19		125	87,500

			998,750

MACHINERY – 0.6%
Case New Holland, Inc. 7.88%, 12/1/17		350	410,375
The Manitowoc Co., Inc. 8.50%, 11/1/20		500	559,375

			969,750

MANUFACTURING—DIVERSIFIED – 1.5%
Amsted Industries, Inc. 8.13%, 3/15/18(2)		250	270,000
Griffon Corp. 7.13%, 4/1/18		200	211,750
Polymer Group, Inc. 7.75%, 2/1/19		250	266,250
Polypore International, Inc. 7.50%, 11/15/17		250	269,375

SCSM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
RBS Global, Inc. 8.50%, 5/1/18		$1,000	$1,102,500
SPX Corp. 6.88%, 9/1/17		200	223,500

			2,343,375

METAL FABRICATE/HARDWARE – 0.7%
Schaeffler Finance BV
7.75%, 2/15/17(2)	NL	200	221,000
8.50%, 2/15/19(2)	NL	500	560,000
8.75%, 2/15/19	NL	321	363,027

			1,144,027

METALS & MINING – 2.4%
Aleris International, Inc. 7.63%, 2/15/18		750	796,875
FMG Resources (August 2006) Property Ltd.
6.00%, 4/1/17(2)	AU	175	162,750
6.88%, 4/1/22(2)	AU	500	457,500
8.25%, 11/1/19(2)	AU	500	485,000
Inmet Mining Corp. 8.75%, 6/1/20(2)	CA	150	155,250
Novelis, Inc.
8.38%, 12/15/17	CA	500	546,250
8.75%, 12/15/20	CA	1,000	1,107,500
Steel Dynamics, Inc.
6.13%, 8/15/19(2)		150	156,000
7.63%, 3/15/20		25	27,125

			3,894,250

MULTIMEDIA – 6.9%
AMC Networks, Inc. 7.75%, 7/15/21		200	226,000
Cablevision Systems Corp. 7.75%, 4/15/18		250	276,875
CCO Holdings LLC
5.25%, 9/30/22		250	251,250
6.50%, 4/30/21		500	535,000
7.38%, 6/1/20		250	279,062
7.88%, 4/30/18		250	270,625
8.13%, 4/30/20		200	226,000
Clear Channel Worldwide Holdings, Inc.
7.63%, 3/15/20		500	487,500
9.25%, 12/15/17		750	808,125
CSC Holdings LLC
7.63%, 7/15/18		210	242,025
7.88%, 2/15/18		750	866,250
DISH DBS Corp.
5.88%, 7/15/22(2)		500	512,500
6.75%, 6/1/21		250	272,500
7.13%, 2/1/16		935	1,033,175
7.75%, 5/31/15		75	84,375
7.88%, 9/1/19		100	116,250
LIN Television Corp. 8.38%, 4/15/18		250	265,000
Nara Cable Funding Ltd. 8.88%, 12/1/18	IE	129	117,582
Nielsen Finance LLC
4.50%, 10/1/20(2)(5)		250	248,438
7.75%, 10/15/18		400	451,000

	Country Code*	Principal Amount (000)	Value
11.50%, 5/1/16		$162	$181,035
The McClatchy Co. 11.50%, 2/15/17		250	268,750
Truven Health Analytics, Inc. 10.63%, 6/1/20(2)		250	267,500
Unitymedia GmbH/Old 9.50%, 3/15/21(2)	DE	321	359,814
Unitymedia Hessen Gmbh & Co. KG / Unitymedia NRW Gmbh 7.50%, 3/15/19(2)	DE	471	514,801
Univision Communications, Inc.
6.75%, 9/15/22(2)		250	250,000
6.88%, 5/15/19(2)		500	515,000
7.88%, 11/1/20(2)		325	347,750
8.50%, 5/15/21(2)		250	253,750
Videotron Ltee 9.13%, 4/15/18	CA	600	646,500

			11,174,432

OIL & GAS – 4.2%
Coffeyville Resources LLC 9.00%, 4/1/15(2)		45	48,038
Concho Resources, Inc.
6.50%, 1/15/22		400	441,000
7.00%, 1/15/21		200	224,000
Continental Resources, Inc.
7.13%, 4/1/21		75	84,375
7.38%, 10/1/20		50	56,000
8.25%, 10/1/19		50	56,250
Denbury Resources, Inc.
8.25%, 2/15/20		149	167,997
9.75%, 3/1/16		250	268,750
Forest Oil Corp.
7.25%, 6/15/19		250	248,125
8.50%, 2/15/14		250	270,625
Laredo Petroleum, Inc. 7.38%, 5/1/22		250	270,000
Linn Energy LLC 8.63%, 4/15/20		425	465,375
Newfield Exploration Co.
6.88%, 2/1/20		250	274,375
7.13%, 5/15/18		330	348,150
NFR Energy LLC 9.75%, 2/15/17(2)		250	228,750
Oasis Petroleum, Inc. 6.50%, 11/1/21		250	263,750
OGX Austria GmbH 8.50%, 6/1/18(2)	AT	500	450,000
Petrobakken Energy Ltd. 8.63%, 2/1/20(2)	CA	250	260,000
Plains Exploration & Production Co.
6.63%, 5/1/21		500	507,500
7.63%, 4/1/20		325	346,937
SandRidge Energy, Inc.
7.50%, 3/15/21(2)		250	257,500
7.50%, 3/15/21		1,000	1,030,000

SCSM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
8.13%, 10/15/22(2)		$250	$266,250

			6,833,747

OIL & GAS EQUIPMENT & SERVICES – 0.6%
Cie Generale De Geophysique-Veritas
6.50%, 6/1/21	FR	250	257,500
7.75%, 5/15/17	FR	175	182,000
Dresser-Rand Group, Inc. 6.50%, 5/1/21		200	210,000
Expro Finance Luxembourg SCA 8.50%, 12/15/16(2)	LU	154	158,620
Thermon Industries, Inc. 9.50%, 5/1/17		145	161,494

			969,614

PAPER PRODUCTS – 0.3%
Georgia-Pacific LLC 8.25%, 5/1/16(2)		50	53,805
Sappi Papier Holding GmbH
6.63%, 4/15/21(2)	AT	200	192,000
7.75%, 7/15/17(2)	AT	200	214,000

			459,805

PHARMACEUTICALS – 3.0%
ConvaTec Healthcare 10.50%, 12/15/18(2)	LU	500	542,500
Endo Pharmaceuticals Holdings, Inc. 7.00%, 7/15/19		150	161,625
Grifols, Inc. 8.25%, 2/1/18		250	276,250
Mylan, Inc.
7.63%, 7/15/17(2)		200	221,500
7.88%, 7/15/20(2)		500	561,250
NBTY, Inc. 9.00%, 10/1/18		500	556,250
Novasep Holding SAS 8.00%, 12/15/16(2)	FR	77	62,370
Valeant Pharmaceuticals International
6.50%, 7/15/16(2)		500	524,375
6.75%, 10/1/17(2)		100	106,500
7.00%, 10/1/20(2)		500	526,250
7.25%, 7/15/22(2)		250	263,437
Warner Chilcott Co., LLC 7.75%, 9/15/18	PR	1,000	1,067,500

			4,869,807

PIPELINES – 2.3%
El Paso Corp.
7.80%, 8/1/31		200	232,391
8.05%, 10/15/30		1,010	1,190,838
Energy Transfer Equity 7.50%, 10/15/20		350	397,250
EP Energy LLC / EP Energy Finance, Inc. 6.88%, 5/1/19(2)		100	107,000
MarkWest Energy Partners LP
5.50%, 2/15/23		125	130,938
6.75%, 11/1/20		100	108,250

	Country Code*	Principal Amount (000)	Value
NGPL PipeCo LLC 9.63%, 6/1/19(2)		$500	$570,000
Regency Energy Partners LP 6.88%, 12/1/18		275	293,562
Rockies Express Pipeline LLC 5.63%, 4/15/20(2)		500	475,000
Targa Resources Partners LP 6.38%, 8/1/22(2)		250	265,000

			3,770,229

REAL ESTATE INVESTMENT TRUSTS – 0.3%
Host Hotels & Resorts, Inc. 6.00%, 11/1/20		500	552,500

REFINING – 0.4%
Range Resources Corp.
5.75%, 6/1/21		250	268,750
6.75%, 8/1/20		150	165,000
7.25%, 5/1/18		25	26,438
7.50%, 10/1/17		125	130,000

			590,188

RETAIL – 1.8%
Limited Brands, Inc.
6.63%, 4/1/21		175	198,625
7.00%, 5/1/20		75	85,125
Logan’s Roadhouse, Inc. 10.75%, 10/15/17		250	243,750
Michaels Stores, Inc. 7.75%, 11/1/18		500	536,250
PETCO Animal Supplies, Inc. 9.25%, 12/1/18(2)		250	277,500
Phillips-Van Heusen Corp. 7.38%, 5/15/20		500	565,000
QVC, Inc.
7.13%, 4/15/17(2)		150	158,281
7.38%, 10/15/20(2)		50	55,587
7.50%, 10/1/19(2)		250	276,626
Sally Holdings LLC / Sally Capital, Inc.
5.75%, 6/1/22		150	159,750
6.88%, 11/15/19		125	139,063
Suburban Propane Partners LP
7.38%, 3/15/20		50	53,500
7.38%, 8/1/21(2)		61	65,118
7.50%, 10/1/18(2)		126	134,820

			2,948,995

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.2%
Sensata Technologies BV 6.50%, 5/15/19(2)	NL	250	266,875

SHIPBUILDING – 0.2%
Huntington Ingalls Industries, Inc. 6.88%, 3/15/18		250	270,938

SCSM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
SOFTWARE – 1.0%
Audatex North America, Inc. 6.75%, 6/15/18(2)		$250	$266,875
Fidelity National Information Services, Inc. 7.63%, 7/15/17		250	273,750
First Data Corp.
8.25%, 1/15/21(2)		500	498,750
12.63%, 1/15/21		100	103,625
ManTech International Corp. 7.25%, 4/15/18		175	184,625
Sophia LP / Sophia Finance, Inc. 9.75%, 1/15/19(2)		250	268,750

			1,596,375

SPECIAL PURPOSE ENTITIES – 0.2%
NSG Holdings LLC 7.75%, 12/15/25(2)		365	379,600

TELECOMMUNICATIONS – 10.0%
Avaya, Inc. 7.00%, 4/1/19(2)		500	465,000
Commscope, Inc. 8.25%, 1/15/19(2)		750	810,000
Crown Castle International Corp. 7.13%, 11/1/19		375	406,875
Digicel Group Ltd. 8.25%, 9/30/20(2)	BM	250	262,500
Digicel Ltd. 8.25%, 9/1/17(2)	BM	1,000	1,080,000
Frontier Communications Corp.
6.63%, 3/15/15		25	27,125
7.13%, 3/15/19		550	585,750
7.88%, 4/15/15		125	140,000
8.25%, 4/15/17		200	227,000
8.50%, 4/15/20		250	282,500
Hughes Satellite Systems Corp.
6.50%, 6/15/19		125	133,750
7.63%, 6/15/21		200	221,500
Intelsat Jackson Holdings SA
7.25%, 4/1/19	LU	350	378,000
7.25%, 10/15/20	LU	500	538,750
7.25%, 10/15/20(2)	LU	400	430,000
7.50%, 4/1/21	LU	500	541,250
8.50%, 11/1/19	LU	825	932,250
Intelsat Luxembourg SA
11.25%, 2/4/17	LU	250	264,375
11.50%, 2/4/17(4)	LU	737	780,818
MetroPCS Wireless, Inc. 6.63%, 11/15/20		250	261,875
SBA Telecommunications, Inc. 5.75%, 7/15/20(2)		100	105,000
Sprint Capital Corp.
6.90%, 5/1/19		1,500	1,556,250
8.75%, 3/15/32		500	517,500

	Country Code*	Principal Amount (000)	Value
Sprint Nextel Corp.
6.00%, 12/1/16		$145	$149,350
8.38%, 8/15/17		500	556,250
Syniverse Holdings, Inc. 9.13%, 1/15/19		250	268,750
TW Telecom Holdings, Inc. 8.00%, 3/1/18		100	110,000
UPC Holding BV
6.38%, 9/15/22(2)	NL	321	308,412
8.00%, 11/1/16	NL	321	331,151
8.38%, 8/15/20	NL	643	693,246
9.75%, 4/15/18	NL	129	137,693
UPCB Finance Ltd. 7.63%, 1/15/20	KY	321	344,554
UPCB Finance VI Ltd. 6.88%, 1/15/22(2)	KY	350	371,000
Vimpel-Communications 7.75%, 2/2/21(2)	IE	300	320,625
VimpelCom Holdings BV 7.50%, 3/1/22(2)	NL	250	262,187
Virgin Media Finance PLC 9.50%, 8/15/16	GB	73	80,848
Wind Acquisition Finance SA
7.25%, 2/15/18(2)	LU	300	285,000
11.75%, 7/15/17(2)	LU	250	235,625
Windstream Corp.
7.75%, 10/1/21		500	538,750
7.88%, 11/1/17		200	223,500

			16,165,009

TEXTILES & APPAREL – 0.2%
Levi Strauss & Co. 7.63%, 5/15/20		225	243,000
Wolverine World Wide, Inc. 6.13%, 10/15/20(2)(5)		100	103,000

			346,000

TRANSPORTATION – 0.4%
Air Medical Group Holdings, Inc. 9.25%, 11/1/18		500	545,000
CMA CGM SA 8.50%, 4/15/17(2)	FR	250	173,750

			718,750

UTILITIES – 5.0%
Calpine Corp.
7.50%, 2/15/21(2)		750	810,000
7.88%, 7/31/20(2)		500	546,250
7.88%, 1/15/23(2)		250	276,250
Energy Future Holdings Corp.
9.75%, 10/15/19		39	41,730
10.00%, 1/15/20		750	826,875
Energy Future Intermediate Holding Co. LLC 9.75%, 10/15/19		47	50,290
Intergen NV 9.00%, 6/30/17(2)	NL	500	481,250

SCSM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Midwest Generation LLC, Series B 8.56%, 1/2/16		$297	$270,281
NRG Energy, Inc.
6.63%, 3/15/23(2)		350	357,875
7.63%, 1/15/18		250	270,625
7.88%, 5/15/21		150	163,125
8.50%, 6/15/19		1,050	1,134,000
Quicksilver Resources, Inc.
9.13%, 8/15/19		300	285,000
11.75%, 1/1/16		150	151,500
Red Oak Power LLC 8.54%, 11/30/19		301	321,313
Tenaska Alabama Partners LP 7.00%, 6/30/21(2)		287	301,867
The AES Corp.
7.38%, 7/1/21		300	342,000
7.75%, 10/15/15		175	197,750
8.00%, 10/15/17		245	282,975
8.00%, 6/1/20		500	581,250
9.75%, 4/15/16		250	298,750

			7,990,956

WHOLESALE – 0.8%
HD Supply, Inc.
8.13%, 4/15/19(2)		250	271,250
11.00%, 4/15/20(2)		250	277,500
VWR Funding, Inc.
7.25%, 9/15/17(2)		250	253,750
10.25%, 7/15/15(1)		500	511,250

			1,313,750

Total Corporate Debt Obligations (Cost $137,433,047)			147,768,567

FOREIGN GOVERNMENT OBLIGATIONS – 1.1%
Brazil Notas do Tesouro Nacional, Series F 10.00%, 1/1/17 (Cost $1,592,887)	BR	1,677	1,731,910

BANK LOAN OBLIGATIONS – 2.3%
SENIOR LOANS – 2.3%
First Data Corp. 2.97%, 9/24/14(1)		20	19,585
Georgia Gulf Corp. 4.00%, 12/30/13(5)		750	744,375
Getty Images, Inc. 8.25%, 2/10/13(5)		500	496,250
Hertz Corp. 6.38%, 2/26/13(5)		750	750,000
Newsday LLC 10.50%, 8/1/13		200	200,334
Quintiles Transnational Corp. 5.00%, 6/8/18(1)		494	495,478
Springleaf Finance Funding 5.50%, 5/10/17(1)		500	489,125

	Country Code*	Principal Amount (000)	Value
Vodafone Americas Finance 6.88%, 8/11/15(4)		$554	$570,377

Total Bank Loan Obligations (Cost $3,729,054)			3,765,524

		Shares
COMMON STOCKS – 0.0%+
MULTIMEDIA – 0.0%+
Dex One Corp.**		9,862	12,328

PHARMACEUTICALS – 0.0%+
NVHL S.A. Class A	LU	1,640	4,741
NVHL S.A. Class B	LU	1,640	4,741
NVHL S.A. Class C	LU	1,640	4,742
NVHL S.A. Class D	LU	1,640	4,742
NVHL S.A. Class E	LU	1,640	4,742
NVHL S.A. Class F	LU	1,640	4,742
NVHL S.A. Class G	LU	1,640	4,742
NVHL S.A. Class H	LU	1,640	4,742
NVHL S.A. Class I	LU	1,640	4,742
NVHL S.A. Class J	LU	1,640	4,742

			47,418

Total Common Stocks (Cost $359,038)			59,746

		Principal Amount (000)
SHORT TERM INVESTMENTS – 3.9%
U.S. TREASURY OBLIGATIONS(6) – 3.4%
U.S. Treasury Bills
0.13%, 3/14/13		$1,800	1,798,915
0.17%, 5/30/13		1,680	1,678,315
0.18%, 7/25/13		700	699,106
0.18%, 9/19/13		700	698,937
0.19%, 8/22/13		680	679,050

Total U.S. Treasury Obligations (Cost $5,554,082)			5,554,323

		Shares
MUTUAL FUNDS – 0.5%
State Street Institutional U.S. Government Money Market Fund, 0.05% (Cost $756,797)		756,797	756,797

Total Short Term Investments (Cost $6,310,879)			6,311,120

SCSM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

Value
TOTAL INVESTMENTS – 100.3%
(Cost $151,036,879)	$161,778,407
Liabilities in excess of other assets – (0.3)%	(474,372)

NET ASSETS – 100.0%	$161,304,035

AT	Austria
AU	Australia
BM	Bermuda
BR	Brazil
CA	Canada
DE	Germany
FR	France
GB	Great Britain
IE	Ireland
KY	Cayman Islands
LU	Luxembourg
MX	Mexico
NL	Netherlands
PR	Puerto Rico

*	Unless otherwise noted the issuer country code for all securities is United States.
**	Non-income producing security.
+	Amount is less than 0.05%.

(1)	Variable rate security. The interest rate shown reflects the rate in effect at the period end.
(2)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $42,222,917, representing 26.2% of net assets.
(3)	Zero-coupon bond.
(4)	Payment in-kind bond security which may pay interest in the form of additional bonds.
(5)	Security (or a portion thereof) has been purchased on a delayed delivery or when-issued basis.
(6)	Interest rates represent annualized yield at date of purchase.

SCSM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(7)	At the period end, open forward currency exchange contracts were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation / (Depreciation) ($)
Barclays Bank PLC	EUR	124,000	USD	156,348	10/2/12	(2,998)
Barclays Bank PLC	USD	27,055	CNY	170,584	2/1/13	(162)
BNP Paribas SA	EUR	89,000	USD	114,502	10/5/12	129
Citibank NA	EUR	1,608,000	USD	2,060,065	12/17/12	(7,941)
Citibank NA	USD	371,160	EUR	283,000	12/17/12	(7,202)
Deutsche Bank AG (London)	CAD	251,000	USD	257,287	12/20/12	2,421
Deutsche Bank AG (London)	GBP	480,000	USD	766,548	12/12/12	(8,388)
Goldman Sachs International	CNY	394,181	USD	62,007	2/1/13	(137)
JPMorgan Securities	EUR	23,000	USD	29,731	12/17/12	151
JPMorgan Securities	EUR	218,000	USD	281,796	12/17/12	1,432
JPMorgan Securities	USD	35,093	CNY	223,597	2/1/13	158
JPMorgan Securities	USD	29,707	EUR	23,000	10/2/12	(151)
UBS AG	BRL	2,214,315	USD	1,091,279	10/2/12	(996)
UBS AG	BRL	2,214,315	USD	1,069,821	12/4/12	(14,374)
UBS AG	EUR	3,216,000	USD	4,113,988	12/17/12	(22,025)
UBS AG	USD	1,079,627	BRL	2,214,315	10/2/12	12,648
UBS AG	USD	130,932	EUR	101,000	10/2/12	(1,142)

Net unrealized depreciation						(48,577)

BRL	- Brazilian Real
CAD	- Canadian Dollar
CNY	- Yuan Renminbi
EUR	- Euro
GBP	- Great British Pound
USD	- United States Dollar

(8)	At the period end, open swap contracts were as follows:

OTC Credit Default Swap Contracts on Corporate Issues—Sell Protection (a)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Expiration Date	Implied Credit Spread (b)	Notional Amount (c) (000) ($)	Market Value ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation ($)
Goldman Sachs International	El Paso Corp.	5.00%	9/20/14	0.70%	500	42,574	(47,500)	90,074

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of that particular agreement.
(c)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

SCSM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

The following is a summary of collateral pledged/(received) by the Fund in the form of cash or securities and the value of corresponding OTC financial derivative contracts as of September 30, 2012.

Counterparty	Collateral (Received) /Pledged ($)	Total Value of OTC Derivatives ($)	Net Exposures ($) (1)
Barclays Bank PLC	—	(3,160)	(3,160)
BNP Paribas SA	—	129	129
Citibank NA	—	(15,143)	(15,143)
Deutsche Bank AG (London)	—	(5,967)	(5,967)
Goldman Sachs International	—	42,437	42,437
JPMorgan Securities	—	1,590	1,590
UBS AG	—	(25,889)	(25,889)

(1)	Net exposure represents the net receivable/(payable) that would be due from/(to) the counterparty in the event of default. Please refer to the Fund’s most recent Semi-Annual or Annual Report to Shareholders for more information regarding credit and counterparty risk.

SCSM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(9)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Backed Securities	$—	$138,644	$—	$138,644
Collateralized Mortgage Obligations	—	2,002,896	—	2,002,896
Corporate Debt Obligations (a)	—	147,768,567	—	147,768,567
Foreign Government Obligations	—	1,731,910	—	1,731,910
Bank Loan Obligations (a)	—	3,765,524	—	3,765,524
Common Stocks (a)	12,328	47,418	—	59,746
Short Term Investments
U.S. Treasury Obligations	5,554,323	—	—	5,554,323
Mutual Funds	756,797	—	—	756,797

Total Short Term Investments	6,311,120	—	—	6,311,120

Total Investments	6,323,448	155,454,959	—	161,778,407

Financial Derivative Instruments Forward Foreign Currency Exchange Contracts	—	16,939	—	16,939
Swap Contracts	—	42,574	—	42,574

Total Financial Derivative Instruments	$—	$59,513	$—	$59,513

Liabilities
Financial Derivative Instruments Forward Foreign Currency Exchange Contracts	$—	$(65,516)	$—	$(65,516)

Total Financial Derivative Instruments	$—	$(65,516)	$—	$(65,516)

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
ASSET BACKED SECURITIES – 2.1%
Ameriquest Mortgage Securities, Inc., Series 2005-R8, Class M1 0.69%, 10/25/35(1)		$2,800	$2,318,187
Bear Stearns Asset Backed Securities Trust, Series 2004-SD1, Class A2 0.67%, 12/25/42(1)		2,195	2,111,406
Bear Stearns Asset Backed Securities Trust, Series 2006-4, Class A2 0.48%, 10/25/36(1)		2,216	1,662,278
Bear Stearns Asset Backed Securities Trust, Series 2006-SD3 5.50%, 8/25/36		1,342	1,115,278
Citibank Omni Master Trust, Series 2009-A14A, Class A14 2.97%, 8/15/18(1)(2)		2,700	2,826,479
Countrywide Asset-Backed Certificates, Series 2006-2, Class 2A2 0.41%, 6/25/36(1)		146	141,012
Duane Street CLO, Series 2005-1A, Class A 0.69%, 11/8/17(1)(2)	KY	5,046	4,990,500
Galaxy CLO Ltd., Series 2005-4A, Class A1VB 0.74%, 4/17/17(1)(2)	KY	546	541,003
Halcyon Structured Asset Management Long/Short CLO Ltd., Series 2007-1A, Class A1 0.66%, 8/7/21(1)(2)	KY	2,000	1,962,346
Hillmark Funding, Series 2006-1A, Class A1 0.68%, 5/21/21(1)(2)	KY	2,400	2,322,046
Pacifica CDO Ltd., Series 2005-5A, Class A1 0.71%, 1/26/20(1)(2)	KY	4,017	3,935,028

Total Asset Backed Securities (Cost $22,740,089)			23,925,563

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.4%
Arran Residential Mortgages Funding PLC, Series 2010-1A, Class A2B 1.75%, 5/16/47(1)(2)	GB	1,285	1,310,187
BCAP LLC, Series 2011-RR5, Class 12A1 5.49%, 3/26/37(1)(2)		100	80,750
BCAP LLC, Series 2011-RR5, Class 9A1 5.25%, 5/26/37(2)		3,206	2,701,191

	Country Code*	Principal Amount (000)	Value
Bear Stearns Alt-A Trust, Series 2005-4 2.89%, 5/25/35(1)		$147	$131,455
Bear Stearns Alt-A Trust, Series 2006-1 2.86%, 2/25/36(1)		147	80,018
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A 5.32%, 8/25/35(1)		1,912	1,912,537
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-29, Class A1 5.75%, 12/25/35		1,616	1,494,868
Federal National Mortgage Association, Series 2005-75, Class FL 0.67%, 9/25/35(1)		606	608,288
Federal National Mortgage Association, Series 2007-30, Class AF 0.53%, 4/25/37(1)		293	293,792
First Horizon Asset Securities, Inc., Series 2005-AR4, Class 2A1 2.59%, 10/25/35(1)		610	526,086
First Horizon Asset Securities, Inc., Series 2005-AR6, Class 4A1 5.30%, 2/25/36(1)		436	425,414
Granite Master Issuer PLC, Series 2006-3, Class A5 0.23%, 12/20/54(1)	GB	2,330	2,284,610
Granite Master Issuer PLC, Series 2006-4, Class A7 0.34%, 12/20/54(1)	GB	1,703	1,669,523
Granite Mortgages PLC, Series 2003-3, Class 2A 0.84%, 1/20/44(1)	GB	95	93,599
Granite Mortgages PLC, Series 2003-3, Class 3A 1.16%, 1/20/44(1)	GB	103	102,252
Granite Mortgages PLC, Series 2004-3, Class 3A2 1.01%, 9/20/44(1)	GB	609	599,247
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1 2.65%, 9/25/35(1)		2,963	2,961,806
Harborview Mortgage Loan Trust, Series 2005-4 3.11%, 7/19/35(1)		293	270,295
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A2 5.75%, 1/25/36		58	53,952

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
JP Morgan Mortgage Trust, Series 2007-A1 2.94%, 7/25/35(1)		$430	$368,464
Master Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A2 2.63%, 7/25/35(1)		1,066	911,911
Merrill Lynch Mortgage Investors, Inc., Series 2005-A6, Class 2A3 0.60%, 8/25/35(1)		1,788	1,432,642
MLCC Mortgage Investors, Inc., Series 2005-1, Class 2A5 2.50%, 4/25/35(1)		1,107	1,090,530
MortgageIT Trust, Series 2005-5, Class A1 0.48%, 12/25/35(1)		2,231	1,766,018
Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5 4.98%, 5/25/35(3)		270	246,669
Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1 3.23%, 8/25/35(1)		842	726,778
Wachovia Mortgage Loan Trust LLC, Series 2005-B, Class 2A4 2.92%, 10/20/35(1)		2,800	2,407,528

Total Collateralized Mortgage Obligations (Cost $25,195,680)			26,550,410

COMMERCIAL MORTGAGE BACKED SECURITIES – 1.0%
European Loan Conduit, Series 25X, Class A 0.50%, 5/15/19(1)	IE	65	59,505
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-CB7, Class A4 4.88%, 1/12/38(1)		2,572	2,668,222
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A3 4.07%, 11/15/43(2)		1,000	1,122,006
Morgan Stanley Capital I, Series 2004-IQ8, Class A5 5.11%, 6/15/40(1)		592	624,735
Opera Finance PLC, Series CSC3, Class A 0.99%, 4/25/17(1)	GB	2,375	2,297,703

	Country Code*	Principal Amount (000)	Value
Titan Europe PLC, Series 2007-3X, Class A1 1.06%, 10/23/16(1)	IE	$4,138	$3,930,688

Total Commercial Mortgage Backed Securities (Cost $9,966,038)			10,702,859

CORPORATE DEBT OBLIGATIONS – 23.6%
AGRICULTURAL – 0.0%+
BAT International Finance PLC 9.50%, 11/15/18(2)	GB	160	223,020

AUTOMOBILES & COMPONENTS – 0.1%
Daimler Finance North America LLC 0.97%, 3/28/14(1)(2)		1,000	1,001,889

AUTOMOTIVE – 0.5%
Ford Motor Credit Co. LLC
5.63%, 9/15/15		1,300	1,420,989
5.88%, 8/2/21		300	339,408
7.00%, 4/15/15		1,900	2,128,000
8.70%, 10/1/14		400	454,061
12.00%, 5/15/15		1,400	1,736,000

			6,078,458

BANKS – 10.8%
Ally Financial, Inc.
0.00%, 6/15/15(4)		3,500	3,080,000
7.50%, 9/15/20		300	344,250
8.30%, 2/12/15		2,400	2,658,000
American Express Bank, FSB 5.50%, 4/16/13		400	410,899
Australia & New Zealand Banking Group Ltd.
1.29%, 5/8/13(1)	AU	1,200	1,200,454
2.13%, 1/10/14(2)	AU	1,500	1,516,950
Banco Santander Brazil SA 2.49%, 3/18/14(1)(2)	BR	1,000	983,613
Bank of America Corp.
5.75%, 12/1/17		300	345,167
6.00%, 9/1/17		1,100	1,272,348
Bank of China Hong Kong Ltd. 5.55%, 2/11/20(2)	HK	100	112,038
Bank of India 6.25%, 2/16/21	IN	1,900	2,025,107
Bank of Montreal 2.85%, 6/9/15(2)	CA	300	318,810
Bank of Nova Scotia 1.65%, 10/29/15(2)	CA	500	516,350
Barclays Bank PLC 2.38%, 1/13/14	GB	900	914,629
BBVA Bancomer SA Texas
4.50%, 3/10/16(2)	MX	300	316,500
6.50%, 3/10/21(2)	MX	600	657,300
7.25%, 4/22/20(2)	MX	1,100	1,190,750
Bear Stearns Cos. LLC
5.30%, 10/30/15		100	111,543

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
7.25%, 2/1/18		$4,100	$5,116,197
BNP Paribas
1.36%, 1/10/14(1)	FR	2,100	2,100,766
7.20%, 6/25/37(1)(2)	FR	100	94,550
7.78%, 7/2/18(1)	FR	129	128,235
BPCE SA 2.38%, 10/4/13(2)	FR	200	200,600
CBA Capital Trust I 5.81%, 6/30/15(2)		5,000	5,175,915
Citigroup, Inc.
3.63%, 11/30/17(1)		1,028	925,236
4.88%, 5/7/15		1,000	1,063,483
5.50%, 4/11/13		700	717,127
5.50%, 10/15/14		400	431,336
8.50%, 5/22/19		169	223,504
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 6.88%, 3/19/20	NL	4,626	4,857,488
Credit Agricole SA
8.13%, 10/26/19(1)	FR	1,130	990,421
8.38%, 10/31/19(1)(2)	FR	2,300	2,236,750
Credit Suisse New York 2.20%, 1/14/14	CH	400	406,655
Dexia Credit Local SA
0.81%, 3/5/13(1)(2)	FR	3,300	3,276,102
0.93%, 4/29/14(1)(2)	FR	1,700	1,650,838
2.75%, 4/29/14(2)	FR	1,600	1,614,960
2.75%, 4/29/14	FR	1,200	1,211,220
DNB Bank ASA 3.20%, 4/3/17(2)	NO	300	313,320
Export Credit Bank of Turkey 5.88%, 4/24/19(2)	TR	1,800	1,980,900
Fifth Third Bancorp 0.80%, 12/20/16(1)		600	570,188
HBOS PLC
1.11%, 9/6/17(1)	GB	17,800	14,346,800
6.75%, 5/21/18(2)	GB	3,200	3,248,000
HSBC Bank PLC 2.00%, 1/19/14(2)	GB	500	504,796
ICICI Bank Ltd. 5.75%, 11/16/20	IN	1,500	1,596,147
ICICI Bank Ltd./Bahrain 5.50%, 3/25/15	IN	1,400	1,475,149
ICICI Bank Ltd./Dubai 4.75%, 11/25/16(2)	IN	3,700	3,831,724
Intesa Sanpaolo New York 2.38%, 12/21/12	IT	2,400	2,371,488
Intesa Sanpaolo SpA 2.83%, 2/24/14(1)(2)	IT	1,100	1,083,600
Itau Unibanco Holding SA 6.20%, 4/15/20(2)	BR	1,800	1,953,000
JP Morgan Chase & Co., Series I 7.90%, 4/30/18(1)		300	340,719
JP Morgan Chase Bank NA 0.73%, 6/13/16(1)		300	289,133

	Country Code*	Principal Amount (000)	Value
JP Morgan Chase Capital XXI, Series U 1.39%, 2/2/37(1)		$1,000	$694,429
LBG Capital No.1 PLC
6.44%, 5/23/20	GB	1,028	931,188
7.87%, 12/17/19	GB	807	787,219
LBG Capital No.2 PLC
8.88%, 2/7/20	GB	386	383,587
9.13%, 7/15/20	GB	2,745	2,749,826
15.00%, 12/21/19	GB	484	627,350
Macquarie Bank Ltd. 4.10%, 12/17/13(2)	AU	300	313,254
Merrill Lynch & Co., Inc.
0.59%, 5/30/14(1)		129	126,356
6.88%, 4/25/18		200	239,623
Morgan Stanley
0.76%, 1/9/14(1)		500	493,305
0.94%, 10/15/15(1)		2,000	1,905,648
5.95%, 12/28/17		400	449,298
National Australia Bank Ltd. 1.18%, 4/11/14(1)(2)	AU	4,500	4,528,530
Nordea Bank AB
2.13%, 1/14/14(2)	SE	200	202,220
4.88%, 1/27/20(2)	SE	1,800	2,034,720
Nordea Eiendomskreditt A/S 0.88%, 4/7/14(1)(2)	NO	2,000	1,997,996
Northern Rock Asset Management PLC 5.63%, 6/22/17(2)	GB	1,300	1,460,810
Royal Bank of Scotland Group PLC 6.99%, 10/5/17(1)(2)	GB	200	180,000
Royal Bank of Scotland NV 1.11%, 3/9/15(1)	NL	100	91,000
Santander US Debt SA Unipersonal
2.99%, 10/7/13(2)	ES	1,800	1,797,138
7.30%, 7/27/19(1)	ES	1,453	1,354,494
Scotland International Finance No. 2 BV 4.25%, 5/23/13(2)	NL	1,200	1,206,910
Societe Generale
5.92%, 4/5/17(1)(2)	FR	400	324,000
7.76%, 5/22/13(1)	FR	5,140	4,484,824
State Bank of India/London 4.50%, 7/27/15(2)	IN	1,000	1,040,570
State Street Capital Trust IV 1.39%, 6/15/37(1)		200	148,152
Sumitomo Mitsui Banking Corp. 1.95%, 1/14/14(2)	JP	2,200	2,229,616
Turkiye Garanti Bankasi AS 2.96%, 4/20/16(1)(2)	TR	300	286,500
UBS Preferred Funding Trust V 6.24%, 5/15/16(1)		2,800	2,758,000
USB Capital IX 3.50%, 11/15/12(1)		1,000	856,890

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Westpac Banking Corp. 3.59%, 8/14/14(2)	AU	$300	$315,482

			121,299,990

CHEMICALS – 0.2%
Braskem SA 5.75%, 4/15/21(2)	KY	2,200	2,332,000
The Dow Chemical Co. 6.00%, 10/1/12		100	100,000

			2,432,000

DIVERSIFIED – 0.2%
Noble Group Ltd.
4.88%, 8/5/15(2)	BM	1,000	1,040,000
6.75%, 1/29/20	BM	1,000	1,060,000

			2,100,000

ELECTRIC UTILITIES –0.7%
CMS Energy Corp. 5.05%, 2/15/18		1,000	1,123,979
Comision Federal de Electricidad 4.88%, 5/26/21(2)	MX	5,100	5,699,250
Entergy Corp. 3.63%, 9/15/15		1,000	1,051,961

			7,875,190

FINANCIALS – 4.3%
American Express Co.
4.88%, 7/15/13		500	516,982
7.00%, 3/19/18		2,000	2,531,226
American Express Credit Corp. 5.13%, 8/25/14		4,200	4,543,308
Banque PSA Finance 2.36%, 4/4/14(1)(2)	FR	1,200	1,176,406
General Electric Capital Corp.
6.38%, 11/15/67(1)		1,700	1,793,840
General Electric Capital Corp., Series A
6.15%, 8/7/37		100	122,530
7.13%, 6/15/22(1)		1,000	1,114,420
General Electric Capital Services, Inc. 7.50%, 8/21/35		4,000	5,471,764
International Lease Finance Corp.
5.75%, 5/15/16		200	212,049
6.38%, 3/25/13		2,000	2,040,000
6.75%, 9/1/16(2)		400	449,500
SLM Corp.
6.25%, 1/25/16		200	217,000
SLM Corp., Series A
0.75%, 1/27/14(1)		500	485,562
5.00%, 10/1/13		5,700	5,906,625
5.38%, 1/15/13		130	131,647
8.00%, 3/25/20		1,100	1,270,500
8.45%, 6/15/18		2,300	2,693,799
Springleaf Finance Corp. 3.25%, 1/16/13		11,051	10,885,656

	Country Code*	Principal Amount (000)	Value
Sydney Airport Finance Co., Pty Ltd. 5.13%, 2/22/21(2)	AU	$100	$108,411
The Goldman Sachs Group, Inc.
0.82%, 3/22/16(1)		600	576,667
3.30%, 5/3/15		200	208,114
5.95%, 1/18/18		4,800	5,573,981

			48,029,987

FOOD, BEVERAGES & RESTAURANTS – 0.2%
Pernod-Ricard SA 5.75%, 4/7/21(2)	FR	1,500	1,784,610
Tate & Lyle International Finance PLC 6.63%, 6/15/16(2)	GB	500	572,586

			2,357,196

HEALTH CARE – 0.4%
HCA, Inc. 7.88%, 2/15/20		4,000	4,495,000

INSURANCE – 1.8%
American International Group, Inc.
0.65%, 7/19/13(1)		10,280	10,208,435
5.05%, 10/1/15		100	109,562
5.45%, 5/18/17		100	114,016
5.85%, 1/16/18		200	231,987
8.25%, 8/15/18		1,000	1,285,910
Ohio National Financial Services, Inc. 6.38%, 4/30/20(2)		5,100	5,871,344
Pacific LifeCorp. 6.00%, 2/10/20(2)		1,300	1,446,021
The Dai-ichi Life Insurance Co., Ltd. 7.25%, 7/25/21(1)(2)	JP	600	670,500

			19,937,775

INVESTMENT COMPANIES – 0.0%+
Temasek Financial I Ltd. 4.30%, 10/25/19(2)	SG	300	341,264

METALS & MINING – 0.7%
CSN Resources SA 6.50%, 7/21/20(2)	LU	1,400	1,508,500
Gerdau Holdings, Inc. 7.00%, 1/20/20(2)		1,700	1,963,500
Gerdau Trade, Inc. 5.75%, 1/30/21(2)	VG	2,700	2,929,500
GTL Trade Finance, Inc. 7.25%, 10/20/17(2)	VG	1,400	1,620,500
Vale Overseas Ltd. 6.88%, 11/10/39	KY	300	349,909

			8,371,909

OIL & GAS – 1.2%
Gazprom OAO 9.63%, 3/1/13	DE	2,400	2,479,296
Novatek Finance Ltd. 5.33%, 2/3/16(2)	IE	200	213,050

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Petrobras International Finance Co. 7.88%, 3/15/19	KY	$2,900	$3,642,629
Petroleos Mexicanos
5.50%, 6/27/44	MX	200	220,000
6.50%, 6/2/41	MX	2,900	3,614,850
Ras Laffan Liquefied Natural Gas Co. Ltd. III 6.75%, 9/30/19	QA	1,200	1,503,000
Reliance Holdings USA 4.50%, 10/19/20		1,900	1,947,301
Transocean, Inc. 4.95%, 11/15/15	KY	100	109,478

			13,729,604

RETAIL – 0.0%+
CVS Pass-through Trust 6.94%, 1/10/30		89	108,893

SAVINGS & LOANS – 0.1%
Nationwide Building Society 6.25%, 2/25/20(2)	GB	600	688,256

SPECIAL PURPOSE BANKS – 0.2%
The Export-Import Bank of Korea
5.13%, 6/29/20	KR	300	350,786
5.88%, 1/14/15	KR	900	989,638
8.13%, 1/21/14	KR	400	435,394

			1,775,818

SPECIAL PURPOSE ENTITIES – 0.6%
IPIC GMTN Ltd. 5.00%, 11/15/20	KY	1,200	1,311,000
MUFG Capital Finance 5 Ltd. 6.30%, 1/25/17(1)	KY	2,099	2,245,766
Odebrecht Drilling VIII/IX Ltd. 6.35%, 6/30/21(2)	KY	2,231	2,508,759
Vnesheconombank Veb Finance Ltd. 5.45%, 11/22/17(2)	IE	200	217,552

			6,283,077

TELECOMMUNICATIONS – 0.3%
Deutsche Telekom International Finance BV 6.50%, 4/8/22	NL	3,068	3,870,125

TRANSPORTATION – 0.7%
Asciano Finance Ltd. 5.00%, 4/7/18(2)	AU	5,100	5,477,227
DP World Ltd. 6.25%, 7/2/17(2)	KY	1,900	2,072,900
Ryder System, Inc. 6.00%, 3/1/13		400	407,777

			7,957,904

	Country Code*	Principal Amount (000)	Value
UTILITIES – 0.6%
Centrais Eletricas Brasileiras SA 6.88%, 7/30/19(2)	BR	$1,600	$1,906,880
Nakilat, Inc. 6.07%, 12/31/33	MH	2,800	3,304,000
NRG Energy, Inc. 8.25%, 9/1/20		700	763,000
The AES Corp. 7.38%, 7/1/21		200	228,000

			6,201,880

Total Corporate Debt Obligations (Cost $253,623,467)			265,159,235

FOREIGN GOVERNMENT AGENCY OBLIGATIONS – 0.6%
Banco Nacional de Desenvolvimento Economico e Social 4.13%, 9/15/17(2)	BR	257	272,045
Canada Housing Trust No. 1 3.80%, 6/15/21(2)	CA	305	346,475
Korea Housing Finance Corp. 4.13%, 12/15/15(2)	KR	3,500	3,769,994
Societe Financement de l’Economie Francaise 3.38%, 5/5/14(2)	FR	2,100	2,194,912

Total Foreign Government Agency Obligations (Cost $6,193,425)			6,583,426

FOREIGN GOVERNMENT OBLIGATIONS – 12.5%
Italy Buoni Poliennali Del Tesoro
2.50%, 3/1/15	IT	3,341	3,320,882
3.00%, 4/1/14	IT	257	260,145
3.00%, 4/15/15	IT	3,084	3,094,852
3.75%, 12/15/13	IT	32,897	33,555,877
3.75%, 8/1/15	IT	386	393,169
3.75%, 4/15/16	IT	129	130,520
3.75%, 8/1/16	IT	900	908,422
4.25%, 7/1/14	IT	129	132,572
4.25%, 2/1/15	IT	386	399,393
4.50%, 7/15/15	IT	3,984	4,143,415
4.75%, 9/15/16	IT	514	536,020
6.00%, 11/15/14	IT	771	824,845
Italy Certificati Di Credito Del Tesoro
0.00%, 1/31/14(4)	IT	129	124,831
0.00%, 5/30/14(4)	IT	6,939	6,660,934
0.00%, 9/30/14(4)	IT	771	731,314
Mexican Bonos
6.25%, 6/16/16	MX	847	886,191
6.50%, 6/10/21	MX	2,408	2,622,990
6.50%, 6/9/22	MX	855	929,372
10.00%, 12/5/24	MX	3,978	5,594,102
Mexico Cetes
0.00%, 11/15/12(4)	MX	6,757	6,718,608
0.00%, 12/13/12(4)	MX	1,827	1,810,739

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Province of Ontario Canada
1.60%, 9/21/16	CA	$18,400	$19,026,428
1.65%, 9/27/19	CA	900	902,610
3.00%, 7/16/18	CA	400	437,680
3.15%, 6/2/22	CA	4,883	5,076,106
4.00%, 6/2/21	CA	814	906,528
4.20%, 6/2/20	CA	14,444	16,285,729
4.30%, 3/8/17	CA	407	450,705
4.40%, 4/14/20	CA	2,900	3,440,528
4.60%, 6/2/39	CA	305	371,202
4.70%, 6/2/37	CA	1,322	1,613,542
Province of Quebec Canada
3.50%, 7/29/20	CA	900	1,006,200
3.50%, 12/1/22	CA	9,256	9,770,166
4.25%, 12/1/21	CA	1,933	2,172,428
4.50%, 12/1/17	CA	509	571,895
4.50%, 12/1/18	CA	610	691,828
4.50%, 12/1/20	CA	102	116,254
Russian Foreign Bond 7.50%, 3/31/30(3)	RU	2,737	3,455,463

Total Foreign Government Obligations (Cost $134,029,979)			140,074,485

MUNICIPAL BONDS – 4.0%
Acalanes Union High School District, Series 2008-B 0.00%, 8/1/46(4)		4,600	498,824
California Infrastructure & Economic Development Bank 6.49%, 5/15/49		1,000	1,233,570
California State University 6.43%, 11/1/30		200	239,062
City of New York, NY
5.00%, 8/1/35		4,700	5,380,936
6.25%, 6/1/35		3,800	4,422,478
City of Newport Beach, California Certificates of Participation 7.17%, 7/1/40		2,300	2,731,158
Contra Costa, California Community College District 6.50%, 8/1/34		1,600	1,986,656
County of Clark, NV 6.82%, 7/1/45		300	427,359
Irvine Ranch Water District, California 6.62%, 5/1/40		3,700	5,231,837
Los Angeles Unified School District, California 6.76%, 7/1/34		200	263,006
Metropolitan Government of Nashville & Davidson County, Tennessee, Water and Sewer Revenue 6.57%, 7/1/37		3,700	4,950,082

	Country Code*	Principal Amount (000)	Value
Metropolitan Transportation Authority
7.34%, 11/15/39		$1,100	$1,649,725
5.00%, 11/15/42		1,000	1,121,400
New Jersey Economic Development Authority 1.39%, 6/15/13(1)		1,300	1,301,300
New York State Thruway Authority 5.88%, 4/1/30		1,000	1,289,570
Ohio Higher Educational Facility Commission 5.00%, 1/1/31		3,835	4,436,635
Pasadena, California Public Financing Authority 7.15%, 3/1/43		1,400	1,873,788
State of California
7.60%, 11/1/40		500	685,910
7.63%, 3/1/40		1,000	1,360,560
7.95%, 3/1/36		400	477,928
State of Louisiana 3.00%, 5/1/43(1)		400	400,828
State of Washington 5.00%, 6/1/41		2,300	2,642,815

Total Municipal Bonds (Cost $37,137,689)			44,605,427

U.S. GOVERNMENT AGENCY OBLIGATIONS – 40.7%
Federal Home Loan Mortgage Corp.
1.00%, 3/8/17		5,300	5,367,702
1.00%, 6/29/17		6,500	6,574,054
1.00%, 7/28/17		1,600	1,621,010
1.00%, 9/29/17		3,700	3,737,906
1.25%, 5/12/17		1,100	1,126,099
1.25%, 8/1/19		1,600	1,603,827
1.75%, 5/30/19		2,600	2,692,433
2.38%, 1/13/22		900	944,136
3.75%, 3/27/19		300	349,605
4.50%, 2/1/39		68	74,815
4.50%, 4/1/39		355	381,770
4.50%, 1/1/40		474	510,180
4.50%, 2/1/41		179	193,828
5.50%, 8/23/17		300	368,058
5.50%, 3/1/37		541	590,925
5.50%, 4/1/37		71	77,539
5.50%, 7/1/37		227	247,833
5.50%, 8/1/37		103	112,296
5.50%, 7/1/38		335	365,405
5.50%, 8/1/38		267	291,308
5.50%, 1/1/40		68	73,771
Federal National Mortgage Association
0.88%, 8/28/17		1,800	1,809,065
1.13%, 4/27/17		3,600	3,666,622
1.25%, 1/30/17		4,400	4,516,714
2.31%, 8/1/22		100	102,565
2.50%, TBA(5)		4,000	4,203,750
2.87%, 9/1/27		900	916,866

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
3.00%, TBA(5)		$49,000	$51,909,375
3.16%, 5/1/22		399	433,734
3.33%, 11/1/21		395	432,890
3.50%, 9/1/20		410	436,832
3.50%, 10/1/20		381	406,087
3.50%, 9/1/25		936	996,171
3.50%, 11/1/25		572	609,170
3.50%, 12/1/25		505	538,579
3.50%, 1/1/26		6,419	6,836,980
3.50%, 2/1/26		5,013	5,339,644
3.50%, 6/1/26		614	654,681
3.50%, 7/1/26		196	209,186
3.50%, 9/1/26		291	309,983
3.50%, 10/1/26		280	297,899
3.50%, 11/1/26		985	1,049,045
3.50%, 12/1/26		268	285,804
3.50%, TBA(5)		38,000	40,510,312
3.89%, 7/1/21		1,200	1,364,561
4.00%, 11/1/24		2,155	2,306,423
4.00%, 8/1/39		130	140,366
4.00%, 12/1/39		1,917	2,066,373
4.00%, 10/1/40		773	833,396
4.00%, 11/1/40		6,545	7,061,834
4.00%, 12/1/40		429	463,023
4.00%, 1/1/41		952	1,027,030
4.00%, 2/1/41		5,955	6,423,724
4.00%, 3/1/41		2,449	2,641,979
4.00%, 4/1/41		1,159	1,251,282
4.00%, 7/1/41		1,158	1,249,398
4.00%, 8/1/41		1,580	1,705,884
4.00%, 10/1/41		9,848	10,627,044
4.00%, 11/1/41		3,716	4,009,727
4.00%, 1/1/42		542	585,586
4.00%, TBA(5)		28,000	30,141,720
4.50%, 7/1/35		42	46,073
4.50%, 8/1/35		65	69,955
4.50%, 6/1/38		83	89,031
4.50%, 1/1/39		642	695,383
4.50%, 3/1/39		1,025	1,110,086
4.50%, 6/1/39		387	418,680
4.50%, 10/1/39		819	886,739
4.50%, 11/1/39		7,785	8,429,377
4.50%, 1/1/40		33	35,502
4.50%, 7/1/40		723	785,589
4.50%, 8/1/40		100,158	108,407,085
4.50%, 9/1/40		476	525,872
4.50%, 10/1/40		2,083	2,295,558
4.50%, 11/1/40		785	852,535
4.50%, 4/1/41		246	267,353
4.50%, 5/1/41		20,385	22,173,833
4.50%, 6/1/41		358	389,760
4.50%, 6/1/42		110	119,657
4.50%, TBA(5)		21,000	22,729,220
5.00%, 2/13/17		300	356,279
5.00%, 5/11/17		200	238,535
5.00%, 7/1/40		6,106	6,692,259
5.00%, 6/1/41		808	885,773
5.00%, TBA(5)		3,000	3,272,344

	Country Code*	Principal Amount (000)	Value
5.38%, 6/12/17		$200	$242,490
5.50%, 6/1/33		8	8,595
5.50%, 8/1/33		31	34,452
5.50%, 2/1/34		7	8,319
5.50%, 4/1/34		72	80,266
5.50%, 6/1/34		7	7,371
5.50%, 4/1/35		13	14,230
5.50%, 9/1/35		65	71,634
5.50%, 3/1/36		207	227,390
5.50%, 4/1/36		11	12,295
5.50%, 8/1/36		6	6,739
5.50%, 11/1/36		510	560,320
5.50%, 12/1/36		5	5,884
5.50%, 3/1/37		11	12,379
5.50%, 4/1/37		911	999,367
5.50%, 5/1/37		10	10,660
5.50%, 8/1/37		44	48,112
5.50%, 11/1/37		1,026	1,125,073
5.50%, 12/1/37		305	334,685
5.50%, 1/1/38		2,243	2,459,323
5.50%, 2/1/38		2,064	2,263,602
5.50%, 3/1/38		1,094	1,200,244
5.50%, 4/1/38		677	741,507
5.50%, 5/1/38		565	618,815
5.50%, 6/1/38		9	10,227
5.50%, 7/1/38		1,901	2,084,960
5.50%, 2/1/39		78	86,918
5.50%, 7/1/41		779	854,474
5.50%, 9/1/41		665	728,725
6.00%, 8/1/36		198	219,442
6.00%, 9/1/36		33	36,141
6.00%, 10/1/36		9	9,702
6.00%, 12/1/36		7	7,908
6.00%, 1/1/37		86	95,593
6.00%, 4/1/37		142	158,138
6.00%, 5/1/37		31	34,628
6.00%, 6/1/37		7,225	7,996,867
6.00%, 8/1/37		452	499,782
6.00%, 9/1/37		870	963,106
6.00%, 10/1/37		510	565,064
6.00%, 11/1/37		847	937,369
6.00%, 12/1/37		3,103	3,436,433
6.00%, 1/1/38		752	832,763
6.00%, 2/1/38		306	341,776
6.00%, 3/1/38		286	316,290
6.00%, 4/1/38		96	106,568
6.00%, 5/1/38		24	25,987
6.00%, 6/1/38		257	283,784
6.00%, 8/1/38		586	648,456
6.00%, 9/1/38		10,272	11,346,053
6.00%, 10/1/38		150	165,603
6.00%, 11/1/38		238	262,434
6.00%, 12/1/38		489	541,133
6.00%, 1/1/39		12	13,677
6.00%, 3/1/39		26	28,788
6.00%, 7/1/39		46	51,287
6.00%, 9/1/39		122	135,400

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
6.00%, 10/1/39		$278	$306,907
6.00%, 4/1/40		186	205,663
6.00%, 7/1/40		284	314,250
6.50%, 9/1/37		1,172	1,335,046

Total U.S. Government Agency Obligations (Cost $446,750,621)			456,529,376

U.S. TREASURY OBLIGATIONS – 23.9%
U.S. Treasury Bonds 3.13%, 11/15/41		500	532,656
U.S. Treasury Inflation Indexed Bonds
0.13%, 1/15/22		3,138	3,425,430
0.13%, 7/15/22		1,793	1,959,683
0.63%, 7/15/21		7,828	8,960,675
0.75%, 2/15/42		4,766	5,177,812
1.13%, 1/15/21(6)		11,102	13,143,128
1.25%, 7/15/20		5,148	6,154,487
1.38%, 1/15/20		9,006	10,775,439
1.75%, 1/15/28		3,718	4,814,471
2.00%, 1/15/26		9,812	12,892,236
2.38%, 1/15/25		2,796	3,794,627
2.38%, 1/15/27(6)		6,249	8,625,176
2.50%, 1/15/29(7)		4,269	6,105,767
U.S. Treasury Notes
0.25%, 8/31/14		26,600	26,605,187
0.25%, 9/30/14		26,500	26,506,201
0.50%, 7/31/17		38,500	38,310,503
0.75%, 6/30/17(6)		8,100	8,161,382
0.88%, 7/31/19		28,400	28,129,320
1.00%, 6/30/19		12,100	12,097,169
1.00%, 8/31/19		5,600	5,586,000
1.00%, 9/30/19(5)		1,000	996,367
1.25%, 10/31/15		19,600	20,149,721
1.50%, 8/31/18(6)		4,300	4,467,967
2.63%, 4/30/18		1,600	1,764,125
2.88%, 3/31/18		2,000	2,231,876
3.38%, 11/15/19		1,800	2,086,875
3.63%, 2/15/20		4,200	4,949,440

Total U.S. Treasury Obligations (Cost $258,578,040)			268,403,720

		Shares
CONVERTIBLE PREFERRED STOCKS – 0.0%+
BANKS – 0.0%+
Wells Fargo & Co., Series L 7.50%, 12/31/49 (Cost $129,360)		200	247,600

PREFERRED STOCKS – 0.0%+
BANKS – 0.0%+
Citigroup, Inc., Series 1 6.15%, 12/15/12 (Cost $758,340)		244,000	469,334

	Country Code*	Principal Amount (000)	Value
SHORT TERM INVESTMENTS – 4.5%
CERTIFICATES OF DEPOSIT – 1.2%
BANKS – 1.2%
Abbey National Treasury Services PLC 1.76%, 6/10/13(1)	GB	$2,500	$2,490,150
Dexia Credit Local SA 1.70%, 9/6/13	FR	5,300	5,299,915
Itau Unibanco SA New York 1.62%, 11/5/12	BR	5,800	5,791,049

Total Certificates of Deposit (Cost $13,591,049)			13,581,114

U.S. TREASURY OBLIGATIONS(8) – 3.2%
U.S. Treasury Bills
0.01%, 9/19/13(9)		30,400	30,353,853
0.14%, 2/7/13(7)		16	15,994
0.18%, 7/25/13(9)		341	340,565
0.19%, 8/22/13(6)(7)(9)		1,707	1,704,615
0.21%, 6/27/13(7)(9)		3,826	3,821,646

Total U.S. Treasury Obligations (Cost $36,230,539)			36,236,673

		Shares
MUTUAL FUNDS – 0.1%
State Street Institutional U.S. Government Money Market Fund, 0.05% (Cost $935,708)		935,708	935,708

Total Short Term Investments (Cost $50,757,296)			50,753,495

TOTAL INVESTMENTS – 115.3% (Cost $1,245,860,024)			1,294,004,930
Liabilities in excess of other assets – (15.3)%			(171,516,080)

NET ASSETS – 100.0%			$1,122,488,850

TBA	To Be Announced. Securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. At the period end, total market value of the TBA securities amounts to $152,766,721 which represents approximately 13.6% of net assets. At the period end, the broker delivered cash of $1,395,000 to the Fund as collateral.

AU	Australia
BM	Bermuda
BR	Brazil
CA	Canada
CH	Switzerland
DE	Germany
ES	Spain
FR	France

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

GB	Great Britain
HK	Hong Kong
IE	Ireland
IN	India
IT	Italy
JP	Japan
KR	Korea, Republic of
KY	Cayman Islands
LU	Luxembourg
MH	Marshall Islands
MX	Mexico
NL	Netherlands
NO	Norway
QA	Qatar
RU	Russia
SE	Sweden
SG	Singapore
TR	Turkey
VG	British Virgin Islands

*	Unless otherwise noted the issuer country code for all securities is United States.
+	Amount is less than 0.05%.

(1)	Variable rate security. The interest rate shown reflects the rate in effect at the period end.

(2)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $122,893,499, representing 10.9% of net assets.

(3)	Security is a “Step-up” bond where the coupon increases on a predetermined future date.

(4)	Zero-coupon bond.

(5)	Security (or a portion thereof) has been purchased on a delayed delivery or when-issued basis.

(6)	At the period end, securities (or portions thereof) with an aggregate market value of $968,194 have been pledged as collateral for open OTC swap and swaption contracts.

(7)	Securities (or portions thereof) with an aggregate market value of $1,265,217 have been pledged to cover margin requirements for open futures contracts.

(8)	Interest rates represent annualized yield at date of purchase.

(9)	At the period end, securities (or portions thereof) with an aggregate market value of $4,790,211 and cash of $94,000 have been pledged to cover margin requirements for open centrally cleared swap contracts.

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(10)	At the period end, open futures contracts were as follows:

Type	Description	Expiration Date	Contracts	Unrealized Appreciation / (Depreciation) ($)
Long	90-Day Euribor December Futures	12/15/14	16	4,349
Long	90-Day Eurodollar December Futures	12/15/14	31	3,194
Long	90-Day Eurodollar June Futures	6/15/15	445	235,904
Long	90-Day Eurodollar March Futures	3/16/15	241	222,686
Long	90-Day Eurodollar September Futures	9/14/15	28	42,310
Short	German Euro-Bund December Futures	12/6/12	16	(21,373)
Long	U.S. Treasury 10 Year Note December Futures	12/19/12	674	444,367

Net unrealized appreciation				931,437

(11)	At the period end, open forward foreign currency exchange contracts were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation / (Depreciation) ($)
Bank of America NA	EUR	500,000	USD	628,200	9/4/13	(16,633)
Bank of America NA	EUR	16,300,000	USD	20,573,860	12/16/13	(469,118)
Barclays Bank PLC	CNY	35,096,807	USD	5,561,212	2/1/13	28,085
Barclays Bank PLC	EUR	325,000	USD	418,375	12/17/12	401
Barclays Bank PLC	EUR	1,258,000	USD	1,649,659	12/17/12	31,779
Barclays Bank PLC	EUR	1,245,000	USD	1,613,743	12/17/12	12,581
Barclays Bank PLC	EUR	24,000	USD	30,882	12/17/12	16
Barclays Bank PLC	GBP	1,299,000	USD	2,102,919	12/12/12	5,749
Barclays Bank PLC	JPY	254,939,000	USD	3,253,786	12/10/12	(15,012)
Citibank NA	CAD	20,172,000	USD	20,826,472	12/20/12	343,798
Citibank NA	EUR	2,254,000	USD	2,963,530	12/17/12	64,720
Citibank NA	EUR	200,000	USD	253,470	4/1/14	(4,992)
Citibank NA	USD	1,030,110	CAD	1,008,000	12/20/12	(6,586)
Citibank NA	USD	1,000,000	CNY	6,313,000	2/1/13	(4,735)
Citibank NA	USD	41,315	MXN	562,717	12/3/12	2,138
Deutsche Bank AG (London)	CAD	6,654,000	USD	6,820,663	12/20/12	64,183
Deutsche Bank AG (London)	CAD	11,524,000	USD	11,793,481	12/20/12	91,997
Deutsche Bank AG (London)	EUR	14,871,000	USD	19,183,293	12/17/12	58,091
Deutsche Bank AG (London)	EUR	191,000	USD	249,238	12/17/12	3,598
Deutsche Bank AG (London)	USD	4,044,312	CNY	25,628,807	2/1/13	(3,847)
Goldman Sachs International	USD	500,000	CNY	3,155,000	2/1/13	(2,604)
HSBC Bank PLC	EUR	704,000	USD	890,829	12/17/12	(14,567)
HSBC Bank PLC	EUR	32,037,000	USD	40,388,405	12/17/12	(813,538)
HSBC Bank PLC	MXN	4,058,250	USD	300,000	12/3/12	(13,384)
HSBC Bank PLC	MXN	133,681,494	USD	9,773,111	12/3/12	(549,984)
HSBC Bank PLC	USD	500,000	BRL	1,022,700	12/4/12	744
JPMorgan Securities	EUR	347,420	USD	450,000	10/2/12	3,548
JPMorgan Securities	EUR	105,000	USD	137,314	12/17/12	2,277
JPMorgan Securities	EUR	338,000	USD	436,913	12/17/12	2,220
JPMorgan Securities	JPY	102,261,000	USD	1,305,180	12/10/12	(5,998)
JPMorgan Securities	USD	1,400,000	BRL	2,861,880	12/4/12	1,261
JPMorgan Securities	USD	436,566	EUR	338,000	10/2/12	(2,219)
JPMorgan Securities	USD	149,223	GBP	92,000	12/12/12	(694)
JPMorgan Securities	USD	275,383	MXN	3,729,794	12/3/12	12,637
Morgan Stanley & Co., LLC	USD	700,000	BRL	1,430,100	12/4/12	219
Morgan Stanley & Co., LLC	USD	1,400,000	BRL	2,873,220	12/4/12	6,814

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation / (Depreciation) ($)
Morgan Stanley & Co., LLC	USD	200,000	BRL	408,740	12/4/12	131
Morgan Stanley & Co., LLC	USD	1,500,000	MXN	19,899,900	12/3/12	36,701
Morgan Stanley & Co., LLC	USD	700,000	MXN	9,299,150	12/3/12	18,095
Morgan Stanley & Co., LLC	USD	7,345	MXN	97,295	12/3/12	168
Royal Bank of Canada	EUR	136,000	USD	174,100	12/17/12	(806)
Royal Bank of Canada	EUR	3,491,000	USD	4,563,592	12/17/12	73,909
Royal Bank of Scotland PLC	GBP	11,014,000	USD	17,609,293	12/12/12	(172,251)
Royal Bank of Scotland PLC	USD	2,226	SGD	2,802	10/22/12	57
Westpac Banking Corp.	EUR	518,000	USD	666,840	12/17/12	653

Net unrealized depreciation						(1,230,398)

BRL	- Brazilian Real
CAD	- Canadian Dollar
CNY	- Yuan Renminbi
EUR	- Euro
GBP	- Great British Pound
JPY	- Japanese Yen
MXN	- Mexican Peso
SGD	- Singapore Dollar
USD	- United States Dollar

(12)	At the period end, open written option contracts were as follows:

OTC Inflation Floor Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount (000) ($)	Value ($)
Floor—OTC CPURNSA Index	Citibank NA	216.687	Maximum of [1-(Index Final/Index Initial)] or $0	4/7/20	2,100	3,077
Floor—OTC CPURNSA Index	Citibank NA	217.965	Maximum of [1-(Index Final/Index Initial)] or $0	9/29/20	1,300	1,720
Floor—OTC CPURNSA Index	Deutsche Bank AG	215.949	Maximum of [1-(Index Final/Index Initial)] or $0	3/10/20	1,000	2,108

Written inflation floor options (Premium received, $42,970)					4,400	6,905

OTC Interest Rate Swaptions

Type	Description	Counterparty	Pay/Receive Floating Rate	Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000) ($)	Value ($)
Call	OTC -5 Year Interest Rate Swap	Bank of America NA	Receive	3-Month USD-LIBOR	0.75%	3/18/13	7,100	16,222
Call	OTC -7 Year Interest Rate Swap	Bank of America NA	Receive	3-Month USD-LIBOR	1.20%	10/11/12	5,900	15,678
Put	OTC -7 Year Interest Rate Swap	Bank of America NA	Pay	3-Month USD-LIBOR	1.60%	10/11/12	5,900	19
Put	OTC -5 Year Interest Rate Swap	Bank of America NA	Pay	3-Month USD-LIBOR	1.20%	3/18/13	7,100	17,705
Put	OTC -1 Year Interest Rate Swap	Bank of America NA	Pay	3-Month USD-LIBOR	2.25%	5/28/13	13,700	381
Call	OTC -5 Year Interest Rate Swap	Citibank NA	Receive	3-Month USD-LIBOR	0.85%	10/11/12	2,400	9,042

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Type	Description	Counterparty	Pay/ Receive Floating Rate	Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000) ($)	Value ($)
Put	OTC -5 Year Interest Rate Swap	Citibank NA	Pay	3-Month USD-LIBOR	0.85%	10/11/12	2,400	998
Call	OTC- 5 Year Interest Rate Swap	Citibank NA	Receive	6-Month EUR-EURIBOR	0.90%	1/21/13	2,699	7,810
Call	OTC -5 Year Interest Rate Swap	Citibank NA	Receive	3-Month USD-LIBOR	0.90%	10/11/12	2,600	15,480
Put	OTC -5 Year Interest Rate Swap	Citibank NA	Pay	3-Month USD-LIBOR	0.90%	10/11/12	2,600	360
Put	OTC -2 Year Interest Rate Swap	Citibank NA	Pay	3-Month USD-LIBOR	0.92%	11/14/12	3,900	29
Put	OTC -5 Year Interest Rate Swap	Citibank NA	Pay	6-Month EUR-EURIBOR	1.10%	1/21/13	2,699	14,150
Call	OTC -7 Year Interest Rate Swap	Deutsche Bank AG	Receive	3-Month USD-LIBOR	1.15%	11/19/12	4,600	14,389
Put	OTC -2 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	1.20%	7/11/13	10,500	3,304
Put	OTC -7 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	1.55%	11/19/12	4,600	4,608
Put	OTC -5 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	2.00%	3/18/13	5,200	1,164
Call	OTC -5 Year Interest Rate Swap	Goldman Sachs Bank	Receive	3-Month USD-LIBOR	0.75%	3/18/13	6,700	15,308
Call	OTC -5 Year Interest Rate Swap	Goldman Sachs Bank	Receive	3-Month USD-LIBOR	0.85%	10/11/12	2,500	9,419
Put	OTC -5 Year Interest Rate Swap	Goldman Sachs Bank	Pay	3-Month USD-LIBOR	0.85%	10/11/12	2,500	1,040
Put	OTC -1 Year Interest Rate Swap	Goldman Sachs Bank	Pay	3-Month USD-LIBOR	1.00%	11/19/12	10,700	32
Call	OTC -7 Year Interest Rate Swap	Goldman Sachs Bank	Receive	3-Month USD-LIBOR	1.20%	10/11/12	5,600	14,881
Put	OTC -5 Year Interest Rate Swap	Goldman Sachs Bank	Pay	3-Month USD-LIBOR	1.40%	3/18/13	6,700	9,042
Put	OTC -7 Year Interest Rate Swap	Goldman Sachs Bank	Pay	3-Month USD-LIBOR	1.60%	10/11/12	5,600	18
Call	OTC -5 Year Interest Rate Swap	Morgan Stanley Capital Services, LLC	Receive	3-Month USD-LIBOR	0.90%	10/11/12	5,400	32,150
Put	OTC -5 Year Interest Rate Swap	Morgan Stanley Capital Services, LLC	Pay	3-Month USD-LIBOR	0.90%	10/11/12	5,400	748
Put	OTC -2 Year Interest Rate Swap	Morgan Stanley Capital Services, LLC	Pay	3-Month USD-LIBOR	0.92%	11/14/12	27,100	201
Put	OTC -5 Year Interest Rate Swap	Morgan Stanley Capital Services, LLC	Pay	3-Month USD-LIBOR	1.20%	3/18/13	17,900	44,635
Call	OTC -7 Year Interest Rate Swap	Morgan Stanley Capital Services, LLC	Receive	3-Month USD-LIBOR	1.20%	10/11/12	5,400	14,349
Call	OTC -5 Year Interest Rate Swap	Morgan Stanley Capital Services, LLC	Receive	3-Month USD-LIBOR	1.40%	3/18/13	5,600	139,438

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Type	Description	Counterparty	Pay/Receive Floating Rate	Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000) ($)	Value ($)
Put	OTC -5 Year Interest Rate Swap	Morgan Stanley Capital Services, LLC	Pay	3-Month USD-LIBOR	1.40%	3/18/13	5,600	7,558
Put	OTC -7 Year Interest Rate Swap	Morgan Stanley Capital Services, LLC	Pay	3-Month USD-LIBOR	1.60%	10/11/12	5,400	18
Put	OTC -5 Year Interest Rate Swap	Royal Bank of Scotland	Pay	3-Month USD-LIBOR	1.75%	5/30/13	15,500	19,981
Call	OTC -5 Year Interest Rate Swap	Royal Bank of Scotland PLC	Receive	3-Month USD-LIBOR	0.85%	10/11/12	34,600	130,362
Put	OTC -5 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	0.85%	10/11/12	5,100	2,122
Put	OTC -5 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	1.20%	10/11/12	29,500	3
Put	OTC -5 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	1.20%	3/18/13	5,600	13,964
Put	OTC -1 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	1.75%	11/19/12	12,200	1

Written swaptions (Premium received, $1,192,512)							304,498	576,609

EUR	- Euro
EURIBOR	- Euro Interbank Offered Rate
CPURNSA	- Consumer Price All Urban Non-Seasonally Adjusted Index
LIBOR	- London Interbank Offered Rate
OTC	- Over the Counter
USD	- United States Dollar

(13)	At the period end, open swap contracts were as follows:

Centrally Cleared Interest Rate Swap Contracts

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000) ($)	Market Value ($)	Unrealized Depreciation ($)
Pay	3-Month USD-LIBOR	1.50%	3/18/16	18,800	141,417	141,940
Receive	3-Month USD-LIBOR	2.50%	12/19/42	23,000	657,398	134,033
Receive	3-Month USD-LIBOR	2.75%	6/20/42	1,300	(40,271)	(91,374)

Total				43,100	758,544	184,599

OTC Interest Rate Swap Contracts

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000) ($)	Market Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Bank of America NA	Pay	MXN-TIIE-Banxico	5.50%	9/13/17	622	7,031	829	6,202
Barclays Bank PLC	Pay	MXN-TIIE-Banxico	5.60%	9/6/16	163	2,740	1,056	1,684
Barclays Bank PLC	Pay	MXN-TIIE-Banxico	5.50%	9/13/17	5,050	57,126	(22,492)	79,618

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000) ($)	Market Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
HSBC Bank USA, NA	Pay	MXN-TIIE-Banxico	5.60%	9/6/16	303	5,089	1,530	3,559
HSBC Bank USA, NA	Pay	MXN-TIIE-Banxico	5.50%	9/13/17	932	10,546	(4,929)	15,475
Morgan Stanley Capital Services, LLC	Pay	MXN-TIIE-Banxico	5.60%	9/6/16	233	3,915	600	3,315
Morgan Stanley Capital Services, LLC	Pay	MXN-TIIE-Banxico	5.50%	9/13/17	622	7,031	(4,811)	11,842
Morgan Stanley Capital Services, LLC	Pay	MXN-TIIE-Banxico	6.35%	6/2/21	241	10,732	734	9,998

Total					8,166	104,210	(27,483)	131,693

LIBOR	- London Interbank Offered Rate
MXN	- Mexican Peso
TIIE	- Tasa de Interes Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)
USD	- United States Dollar

OTC Credit Default Swap Contracts on Corporate Issues—Buy Protection (a)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Expiration Date	Implied Credit Spread (b)	Notional Amount (c) (000) ($)	Market Value ($)	Unrealized Depreciation ($)
Barclays Bank PLC	Tate & Lyle International Finance PLC	(1.15)%	6/20/16	0.51%	500	(11,811)	(11,811)

OTC Credit Default Swap Contracts on Corporate and Sovereign Issues—Sell Protection (a)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Expiration Date	Implied Credit Spread (b)	Notional Amount (c) (000) ($)	Market Value ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation / (Depreciation) ($)
Bank of America NA	Berkshire Hathaway Finance	1.00%	3/20/21	1.43%	2,500	(80,938)	(81,066)	128
Bank of America NA	Commonwealth of Australia	1.00%	6/20/17	0.49%	2,300	55,233	35,481	19,752
Bank of America NA	Credit Agricole SA	1.00%	6/20/16	3.72%	900	(85,370)	(74,323)	(11,047)
Bank of America NA	General Electric Capital Corp.	1.00%	12/20/15	1.04%	500	(679)	(10,025)	9,346
Bank of America NA	General Electric Capital Corp.	1.00%	12/20/15	1.04%	500	(679)	(9,796)	9,117
Bank of America NA	General Electric Capital Corp.	1.00%	3/20/16	1.10%	10,400	(36,735)	(115,798)	79,063
Bank of America NA	German Government Bond	0.25%	6/20/17	0.47%	4,800	(50,119)	(152,222)	102,103
Bank of America NA	Indonesian Government Bond	1.00%	9/20/16	1.16%	1,300	(7,992)	(19,903)	11,911
Bank of America NA	Japan Government Bond	1.00%	3/20/16	0.53%	100	1,610	1,439	171
Bank of America NA	Japan Government Bond	1.00%	3/20/16	0.53%	200	3,221	2,676	545
Bank of America NA	Japan Government Bond	1.00%	6/20/17	0.77%	2,800	30,400	(4,167)	34,567

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Expiration Date	Implied Credit Spread (b)	Notional Amount (c) (000) ($)	Market Value ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation / (Depreciation) ($)
Bank of America NA	Metlife, Inc.	1.00%	12/20/14	1.07%	800	(1,253)	(14,470)	13,217
Bank of America NA	Metlife, Inc.	1.00%	12/20/15	1.46%	900	(13,216)	(50,283)	37,067
Bank of America NA	Metlife, Inc.	1.00%	12/20/15	1.46%	600	(8,811)	(21,812)	13,001
Bank of America NA	Prudential Financial, Inc.	1.00%	12/20/15	1.34%	700	(7,486)	(20,428)	12,942
Barclays Bank PLC	Brazilian Government Bond	1.00%	6/20/15	0.67%	500	4,543	(7,191)	11,734
Barclays Bank PLC	Brazilian Government Bond	1.00%	12/20/16	0.95%	3,600	7,932	(90,672)	98,604
Barclays Bank PLC	China Government Bond	1.00%	3/20/16	0.48%	1,000	18,068	11,950	6,118
Barclays Bank PLC	France Government Bond	0.25%	9/20/16	0.80%	100	(2,158)	(6,114)	3,956
Barclays Bank PLC	United Mexican States, Series A	1.00%	3/20/15	0.52%	400	4,719	(8,999)	13,718
Barclays Bank PLC	United Mexican States, Series A	1.00%	9/20/15	0.62%	3,300	37,031	(44,617)	81,648
Citibank NA	Brazilian Government Bond	1.00%	9/20/15	0.71%	1,000	8,585	(15,694)	24,279
Citibank NA	Brazilian Government Bond	1.00%	3/20/16	0.81%	1,400	9,253	(26,562)	35,815
Citibank NA	China Government Bond	1.00%	6/20/16	0.54%	1,400	24,030	15,095	8,935
Citibank NA	Commonwealth of Australia	1.00%	6/20/17	0.49%	2,700	64,839	41,995	22,844
Citibank NA	France Government Bond	0.25%	9/20/16	0.80%	3,100	(66,904)	(209,892)	142,988
Citibank NA	Kazakhstan Government Bond	1.00%	3/20/16	1.32%	300	(3,269)	(8,658)	5,389
Citibank NA	Metlife, Inc.	1.00%	12/20/15	1.46%	800	(11,748)	(29,083)	17,335
Citibank NA	South Korea Government Bond	1.00%	6/20/17	0.75%	1,000	11,685	(9,816)	21,501
Citibank NA	United Mexican States, Series A	1.00%	3/20/15	0.52%	400	4,719	(9,184)	13,903
Deutsche Bank AG	Ally Financial Inc.	5.00%	12/20/16	3.22%	1,200	81,253	(42,000)	123,253
Deutsche Bank AG	Ally Financial Inc.	5.00%	12/20/16	3.22%	600	40,626	(8,547)	49,173
Deutsche Bank AG	Brazilian Government Bond	1.00%	6/20/15	0.67%	500	4,544	(4,780)	9,324
Deutsche Bank AG	Brazilian Government Bond	1.00%	12/20/15	0.75%	6,200	50,163	(35,105)	85,268
Deutsche Bank AG	Brazilian Government Bond	1.00%	6/20/17	1.05%	4,600	(10,858)	(42,705)	31,847
Deutsche Bank AG	China Government Bond	1.00%	6/20/16	0.54%	800	13,732	8,612	5,120
Deutsche Bank AG	China Government Bond	1.00%	9/20/16	0.59%	400	6,507	2,210	4,297
Deutsche Bank AG	Indonesian Government Bond	1.00%	6/20/17	1.38%	500	(8,591)	(14,709)	6,118
Deutsche Bank AG	Japan Government Bond	1.00%	3/20/15	0.39%	700	10,659	8,131	2,528
Deutsche Bank AG	Merrill Lynch & Co., Inc.	1.00%	3/20/16	1.34%	1,500	(17,464)	(31,932)	14,468
Deutsche Bank AG	Metlife, Inc.	1.00%	3/20/18	1.97%	2,600	(127,958)	(147,690)	19,732

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Expiration Date	Implied Credit Spread (b)	Notional Amount (c) (000) ($)	Market Value ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation / (Depreciation) ($)
Deutsche Bank AG	Morgan Stanley & Co., LLC	1.00%	6/20/13	1.03%	4,200	(1,051)	(86,418)	85,367
Deutsche Bank AG	United Mexican States, Series A	1.00%	3/20/15	0.52%	200	2,359	(4,592)	6,951
Deutsche Bank AG	United Mexican States, Series A	1.00%	9/20/15	0.62%	3,000	33,664	(40,561)	74,225
Goldman Sachs International	Brazilian Government Bond	1.00%	6/20/15	0.67%	500	4,544	(6,716)	11,260
Goldman Sachs International	Brazilian Government Bond	1.00%	9/20/16	0.91%	400	1,460	(2,435)	3,895
Goldman Sachs International	France Government Bond	0.25%	9/20/16	0.80%	300	(6,474)	(15,221)	8,747
Goldman Sachs International	France Government Bond	0.25%	12/20/16	0.85%	4,500	(112,723)	(336,397)	223,674
Goldman Sachs International	Metlife, Inc.	1.00%	9/20/15	1.39%	1,000	(11,471)	(64,375)	52,904
Goldman Sachs International	Morgan Stanley & Co., LLC	1.00%	6/20/13	1.03%	2,000	(500)	(43,761)	43,261
Goldman Sachs International	Russian Government Bond	1.00%	6/20/17	1.37%	100	(1,679)	(6,900)	5,221
Goldman Sachs International	United Kingdom Gilt	1.00%	6/20/15	0.19%	2,200	48,899	20,327	28,572
Goldman Sachs International	United Kingdom Gilt	1.00%	6/20/15	0.19%	900	20,004	9,063	10,941
Goldman Sachs International	United Kingdom Gilt	1.00%	12/20/15	0.23%	500	12,513	11,508	1,005
Goldman Sachs International	United Kingdom Gilt	1.00%	12/20/15	0.23%	1,000	25,025	23,194	1,831
Goldman Sachs International	United Mexican States, Series A	1.00%	6/20/17	0.95%	2,100	4,476	(9,266)	13,742
HSBC Bank USA, NA	Brazilian Government Bond	1.00%	9/20/15	0.71%	1,200	10,303	(11,923)	22,226
HSBC Bank USA, NA	Brazilian Government Bond	1.00%	3/20/16	0.81%	2,800	18,507	(13,144)	31,651
HSBC Bank USA, NA	China Government Bond	1.00%	6/20/16	0.54%	1,500	25,746	(29,606)	55,352
HSBC Bank USA, NA	China Government Bond	1.00%	6/20/17	0.77%	2,300	24,585	(11,168)	35,753
HSBC Bank USA, NA	France Government Bond	0.25%	9/20/16	0.8%	200	(4,316)	(12,139)	7,823
HSBC Bank USA, NA	South Korea Government Bond	1.00%	6/20/17	0.75%	600	7,011	(5,744)	12,755
HSBC Bank USA, NA	United Mexican States, Series A	1.00%	6/20/17	0.95%	500	1,066	(2,328)	3,394
HSBC Bank USA, NA	United States Government Bond	0.25%	6/20/17	0.32%	1,928	(6,015)	(3,025)	(2,990)
Morgan Stanley Capital Services, LLC	Brazilian Government Bond	1.00%	6/20/15	0.67%	500	4,544	(4,839)	9,383
Morgan Stanley Capital Services, LLC	Brazilian Government Bond	1.00%	9/20/15	0.71%	4,900	42,070	(68,592)	110,662
Morgan Stanley Capital Services, LLC	California State General Obligation	2.25%	3/20/21	1.89%	2,400	55,532	—	55,532
Morgan Stanley Capital Services, LLC	China Government Bond	1.00%	9/20/16	0.59%	900	14,641	4,574	10,067

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Expiration Date	Implied Credit Spread (b)	Notional Amount (c) (000) ($)	Market Value ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation / (Depreciation) ($)
Morgan Stanley Capital Services, LLC	France Government Bond	0.25%	3/20/16	0.67%	500	(7,232)	(17,027)	9,795
Morgan Stanley Capital Services, LLC	General Electric Capital Corp.	1.00%	6/20/16	1.16%	100	(571)	(383)	(188)
Morgan Stanley Capital Services, LLC	Indonesian Government Bond	1.00%	6/20/17	1.38%	1,900	(32,646)	(56,787)	24,141
Morgan Stanley Capital Services, LLC	Japan Government Bond	1.00%	6/20/17	0.77%	8,700	94,457	18,125	76,332
Morgan Stanley Capital Services, LLC	South Korea Government Bond	1.00%	6/20/17	0.75%	2,200	25,708	(22,665)	48,373
Morgan Stanley Capital Services, LLC	United Mexican States, Series A	1.00%	3/20/16	0.72%	2,700	26,073	(16,616)	42,689
Morgan Stanley Capital Services, LLC	United Mexican States, Series A	1.00%	6/20/17	0.95%	1,400	2,983	(10,926)	13,909
Royal Bank of Scotland PLC	China Government Bond	1.00%	6/20/16	0.54%	800	13,732	8,419	5,313
Royal Bank of Scotland PLC	France Government Bond	0.25%	12/20/15	0.59%	700	(7,623)	(13,898)	6,275
Royal Bank of Scotland PLC	France Government Bond	0.25%	3/20/16	0.67%	500	(7,232)	(16,794)	9,562
Royal Bank of Scotland PLC	France Government Bond	0.25%	3/20/16	0.67%	6,200	(89,674)	(190,853)	101,179
Royal Bank of Scotland PLC	Indonesian Government Bond	1.00%	9/20/16	1.16%	100	(615)	(1,578)	963

Total					138,328	181,204	(2,272,121)	2,453,325

Centrally Cleared Credit Default Swap Contracts on Credit Indices—Buy Protection (a)

Reference Entity	Fixed Deal (Pay) Rate	Expiration Date	Notional Amount (c) (000) ($)	Market Value (d) ($)	Unrealized Depreciation ($)
CDX.IG-18 5 Year Index	(1.00)%	6/20/17	45,100	(195,819)	(186,391)
CDX.HY-17 5 Year Index	(5.00)%	12/20/16	11,904	(226,950)	(909,048)
CDX.HY-18 5 Year Index	(5.00)%	6/20/17	7,524	(47,890)	(179,560)
CDX.HY-18 5 Year Index	(5.00)%	6/20/17	12,474	(79,398)	(542,772)

Total			77,002	(550,057)	(1,817,771)

OTC Credit Default Swap Contracts on Credit Indices—Buy Protection (a)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Expiration Date	Notional Amount (c) (000) ($)	Market Value(d) ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Depreciation ($)
Deutsche Bank AG	iTraxx Europe Series 16 Version 1	(1.00)%	12/20/16	51,273	611,647	779,902	(168,255)

OTC Credit Default Swap Contracts on Credit Indices - Sell Protection (a)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Expiration Date	Notional Amount (c) (000) ($)	Market Value(d) ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Depreciation ($)
Barclays Bank PLC	CDX.EM-13 Index	5.00%	6/20/15	6,000	525,033	769,300	(244,267)

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Expiration Date	Notional Amount (c) (000) ($)	Market Value(d) ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation / (Depreciation) ($)
Citibank NA	CDX.EM-14 Index	5.00%	12/20/15	3,100	307,647	418,100	(110,453)
Deutsche Bank AG	CDX.EM-13 Index	5.00%	6/20/15	2,000	175,011	246,500	(71,489)
Deutsche Bank AG	CDX.EM-14 Index	5.00%	12/20/15	1,000	99,241	123,600	(24,359)
HSBC Bank USA, NA	CDX.EM-13 Index	5.00%	6/20/15	4,100	358,773	437,590	(78,817)
Morgan Stanley Capital Services, LLC	CDX.EM-13 Index	5.00%	6/20/15	1,900	166,260	214,250	(47,990)
Morgan Stanley Capital Services, LLC	CDX.EM-14 Index	5.00%	12/20/15	900	89,317	117,000	(27,683)
Royal Bank of Scotland PLC	CMBX.NA.AAA.4 Index	0.35%	2/17/51	4,300	(268,750)	(290,292)	21,542

Total				23,300	1,452,532	2,036,048	(583,516)

CDX.EM	- Credit Derivatives Index - Emerging Markets
CDX.HY	- Credit Derivatives Index - High Yield
CDX.IG	- Credit Derivatives Index - Investment Grade
CMBX	- Commercial Mortgage Backed Index

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of that particular agreement.
(c)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(d)	The quoted market prices and resulting values for credit default swap contracts on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of collateral pledged/(received) by the Fund in the form of cash or securities and the value of corresponding OTC financial derivative contracts as of September 30, 2012.

Counterparty	Collateral (Received)/Pledged ($)	Total Value of OTC Derivatives ($)	Net Exposures ($) (1)
Bank of America NA	968,195	(731,539)	236,656
Barclays Bank PLC	(750,000)	706,822	(43,178)
Citibank NA	(730,000)	690,514	(39,486)
Deutsche Bank AG	(1,260,000)	1,151,933	(108,067)

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

Counterparty	Collateral (Received)/Pledged ($)	Total Value of OTC Derivatives ($)	Net Exposures ($) (1)
Goldman Sachs International	—	(68,270)	(68,270)
HSBC Bank USA, NA	—	(939,434)	(939,434)
JPMorgan Securities	—	13,032	13,032
Morgan Stanley & Co., LLC	(1,015,000)	62,128	(952,872)
Morgan Stanley Capital Services, LLC	(845,000)	263,717	(581,283)
Royal Bank of Canada	—	73,103	73,103
Royal Bank of Scotland PLC	—	(698,789)	(698,789)
Westpac Banking Corp.	—	653	653

(1)	Net exposure represents the net receivable/(payable) that would be due from/(to) the counterparty in the event of default. Please refer to the Fund’s most recent Semi-Annual or Annual Report to Shareholders for more information regarding credit and counterparty risk.

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(14)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Backed Securities	$—	$23,925,563	$—	$23,925,563
Collateralized Mortgage Obligations	—	26,550,410	—	26,550,410
Commercial Mortgage Backed Securities	—	10,702,859	—	10,702,859
Corporate Debt Obligations (a)	—	265,159,235	—	265,159,235
Foreign Government Agency Obligations	—	6,583,426	—	6,583,426
Foreign Government Obligations	—	140,074,485	—	140,074,485
Municipal Bonds	—	44,605,427	—	44,605,427
U.S. Government Agency Obligations	—	456,529,376	—	456,529,376
U.S. Treasury Obligations	268,403,720	—	—	268,403,720
Convertible Preferred Stocks (a)	247,600	—	—	247,600
Preferred Stocks (a)	—	469,334	—	469,334
Short Term Investments
Certificates of Deposit (a)	—	13,581,114	—	13,581,114
U.S. Treasury Obligations	36,236,673	—	—	36,236,673
Mutual Funds	935,708	—	—	935,708

Total Short Term Investments	37,172,381	13,581,114	—	50,753,495

Total Investments	305,823,701	988,181,229	—	1,294,004,930

Financial Derivative Instruments Futures Contracts	948,461	4,349	—	952,810
Forward Foreign Currency Exchange Contracts	—	866,570	—	866,570
Swap Contracts (a)	—	4,249,208	—	4,249,208

Total Financial Derivative Instruments	$948,461	$5,120,127	$—	$6,068,588

Liabilities
Financial Derivative Instruments Futures Contracts	$—	(21,373)	$—	$(21,373)
Forward Foreign Currency Exchange Contracts	—	(2,096,968)	—	(2,096,968)
Written Option Contracts	—	(6,905)	—	(6,905)
Written Swaption Contracts	—	(576,609)	—	(576,609)
Swap Contracts (a)	—	(1,702,939)	—	(1,702,939)

Total Financial Derivative Instruments	$—	$(4,404,794)	$—	$(4,404,794)

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SCSM IBBOTSON BALANCED FUND

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Shares(2)	Value
MUTUAL FUNDS(1) – 100.0%
MFS Emerging Markets Equity Portfolio	2,755,690	$40,508,639
MFS International Growth Portfolio	6,853,346	85,187,093
MFS Value Portfolio	7,358,610	100,297,857
SCSM AllianceBernstein International Value Fund	5,465,497	44,543,799
SCSM BlackRock Inflation Protected Bond Fund	8,891,851	98,432,791
SCSM BlackRock International Index Fund	5,740,767	56,259,512
SCSM BlackRock Large Cap Index Fund	7,396,092	69,967,034
SCSM BlackRock Small Cap Index Fund	1,493,266	20,099,366
SCSM Columbia Small Cap Value Fund	2,880,895	24,919,738
SCSM Davis Venture Value Fund	6,015,574	70,021,286
SCSM Goldman Sachs Mid Cap Value Fund	6,975,486	59,710,158
SCSM Goldman Sachs Short Duration Fund	30,040,638	310,319,795
SCSM Ibbotson Tactical Opportunities Fund	37,910,322	397,679,274
SCSM Invesco Small Cap Growth Fund	1,712,643	19,986,543
SCSM Lord Abbett Growth & Income Fund	6,883,961	40,133,491
SCSM PIMCO High Yield Fund	5,882,982	55,653,006
SCSM PIMCO Total Return Fund	14,400,533	171,942,369
SCSM WMC Blue Chip Mid Cap Fund	3,645,849	54,505,441
SCSM WMC Large Cap Growth Fund	8,121,552	80,240,930
Sun Capital Global Real Estate Fund	3,434,998	40,189,473
Sun Capital Investment Grade Bond Fund®	16,147,394	156,791,191

Total Mutual Funds (Cost $1,948,598,307)		1,997,388,786

TOTAL INVESTMENTS – 100.0% (Cost $1,948,598,307)		1,997,388,786
Liabilities in excess of other assets – 0.0%+		(983,872)

NET ASSETS – 100.0%		$1,996,404,914

+	Amount is less than 0.05%.
(1)	Sun Capital Advisers LLC® or its affiliate, Massachusetts Financial Services Company (“MFS”), serves as investment adviser to these underlying funds. These are affiliated securities.
(2)	Each investment is in the Initial Class shares.

SCSM IBBOTSON BALANCED FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(3)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SCSM IBBOTSON CONSERVATIVE FUND

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Shares(2)	Value
MUTUAL FUNDS(1) – 100.1%
MFS International Growth Portfolio	2,793,033	$34,717,401
MFS Value Portfolio	3,453,328	47,068,857
SCSM AllianceBernstein International Value Fund	2,403,284	19,586,761
SCSM BlackRock Inflation Protected Bond Fund	8,865,103	98,136,688
SCSM BlackRock International Index Fund	1,505,437	14,753,283
SCSM BlackRock Large Cap Index Fund	3,400,186	32,165,762
SCSM BlackRock Small Cap Index Fund	738,309	9,937,644
SCSM Columbia Small Cap Value Fund	1,140,102	9,861,881
SCSM Davis Venture Value Fund	1,916,831	22,311,910
SCSM Goldman Sachs Mid Cap Value Fund	2,885,323	24,698,367
SCSM Goldman Sachs Short Duration Fund	23,408,864	241,813,562
SCSM Ibbotson Tactical Opportunities Fund	9,379,797	98,394,069
SCSM Lord Abbett Growth & Income Fund	3,416,226	19,916,599
SCSM PIMCO High Yield Fund	3,154,497	29,841,544
SCSM PIMCO Total Return Fund	9,105,558	108,720,358
SCSM WMC Blue Chip Mid Cap Fund	1,817,371	27,169,695
SCSM WMC Large Cap Growth Fund	4,005,532	39,574,653
Sun Capital Investment Grade Bond Fund®	11,169,032	108,451,300

Total Mutual Funds (Cost $957,125,742)		987,120,334

TOTAL INVESTMENTS – 100.1% (Cost $957,125,742)		987,120,334
Liabilities in excess of other assets – (0.1)%		(687,069)

NET ASSETS – 100.0%		$986,433,265

(1)	Sun Capital Advisers LLC® or its affiliate, MFS, serves as investment adviser to these underlying funds. These are affiliated securities.
(2)	Each investment is in the Initial Class shares.

SCSM IBBOTSON CONSERVATIVE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(3)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SCSM IBBOTSON GROWTH FUND

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Shares(2)	Value
MUTUAL FUNDS(1) – 100.1%
MFS Emerging Markets Equity Portfolio	786,415	$11,560,304
MFS International Growth Portfolio	3,099,860	38,531,256
MFS Value Portfolio	2,631,988	35,873,996
SCSM AllianceBernstein International Value Fund	1,910,480	15,570,414
SCSM BlackRock Inflation Protected Bond Fund	1,745,608	19,323,883
SCSM BlackRock International Index Fund	2,694,387	26,404,995
SCSM BlackRock Large Cap Index Fund	2,422,626	22,918,039
SCSM BlackRock Small Cap Index Fund	955,982	12,867,518
SCSM Columbia Small Cap Value Fund	1,152,832	9,972,001
SCSM Davis Venture Value Fund	3,068,892	35,721,902
SCSM Goldman Sachs Mid Cap Value Fund	2,836,817	24,283,151
SCSM Goldman Sachs Short Duration Fund	3,546,763	36,638,057
SCSM Ibbotson Tactical Opportunities Fund	10,868,620	114,011,819
SCSM Invesco Small Cap Growth Fund	855,920	9,988,591
SCSM Lord Abbett Growth & Income Fund	1,968,711	11,477,583
SCSM PIMCO Total Return Fund	3,373,681	40,281,756
SCSM WMC Blue Chip Mid Cap Fund	1,906,678	28,504,835
SCSM WMC Large Cap Growth Fund	3,475,176	34,334,742
Sun Capital Global Real Estate Fund	1,223,450	14,314,361
Sun Capital Investment Grade Bond Fund®	2,826,311	27,443,482

Total Mutual Funds (Cost $546,631,467)		570,022,685

TOTAL INVESTMENTS – 100.1% (Cost $546,631,467)		570,022,685
Liabilities in excess of other assets – (0.1)%		(310,623)

NET ASSETS – 100.0%		$569,712,062

(1)	Sun Capital Advisers LLC® or its affiliate, MFS, serves as investment adviser to these underlying funds. These are affiliated securities.
(2)	Each investment is in the Initial Class shares.

SCSM IBBOTSON GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(3)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited)	Sun Capital Advisers Trust

NOTE 1 – ORGANIZATION

Sun Capital Advisers Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust under the laws of Delaware by an Agreement and Declaration of Trust dated July 13, 1998. It currently consists of twenty two funds (each referred to as a “Fund” and, collectively, as “the Funds”). Three of the Funds, SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund and SC Ibbotson Growth Fund, are affiliated “Fund-of-Funds”, which invest in other Funds of the Trust and in other mutual funds managed by MFS, an affiliate of the investment adviser to each Fund of the Trust, Sun Capital Advisers LLC (“Sun Capital”). The three Fund-of-Funds and each of the other Funds other than SC Ibbotson Tactical Opportunities Fund (the “Ibbotson Tactical Opportunities Fund”) are offered to variable annuity and variable life insurance separate accounts established by affiliated insurance companies to fund variable annuity contracts and variable life insurance policies. The Ibbotson Tactical Opportunities Fund, a Fund-of-exchange traded funds, is not available for investment by contract holders but serves exclusively as an investment option designed to implement a tactical strategy for the three Fund-of-Funds.

Effective December 30, 2011, the affiliated insurance companies that invest in the Funds discontinued selling new variable annuities and variable life insurance policies. These companies, Sun Life Assurance Company of Canada (U.S.) (“Sun Life (U.S.)”) and Sun Life Insurance and Annuity Company of New York (“Sun Life (N.Y.)”), are indirect wholly owned subsidiaries of Sun Life Financial Inc. (“Sun Life Financial”), a publicly traded holding company.

On August 13-14, 2012, the Board of Trustees of the Trust approved, and recommended that shareholders approve, a number of proposals with respect to the Trust. The proposals are part of a transition and integration plan (the “Plan”) whereby management of the Funds would be transferred to Massachusetts Financial Services Company (“MFS”), an affiliate of Sun Capital, and the Trust would be integrated into the MFS family of variable insurance funds.

Pursuant to key elements of this Plan, it is proposed that:

(i) the current trustees of the MFS Funds be elected to the Board in place of the current members of the Trust’s Board (All Funds);

(ii) each Fund of the Trust enter into an investment advisory agreement with MFS and terminate its agreement with Sun Capital and, if applicable, its subadviser (All Funds, other than Ibbotson Tactical Opportunities Fund);

(iii) certain Funds be combined and merged into corresponding variable insurance funds advised by MFS (SC WMC Large Cap Growth Fund, SC Davis Venture Value Fund, SC WMC Blue Chip Mid Cap Fund, SC Invesco Small Cap Growth Fund, Sun Capital Investment Grade Bond Fund, SC PIMCO Total Return Fund, SC Lord Abbett Growth & Income Fund, and SC PIMCO High Yield Fund); and

(iv) certain Funds of the Trust be liquidated and the liquidation proceeds be distributed to the Fund’s shareholders (Sun Capital Money Market Fund, SC AllianceBernstein International Value Fund, SC BlackRock International Index Fund, and SC BlackRock Large Cap Index Fund).

Also in connection with the Plan, the Ibbotson Tactical Opportunities Fund will liquidate on its own without a shareholder meeting. The only shareholders of the Tactical Fund are SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund and SC Ibbotson Growth Fund. As part of the Plan, these three Funds will withdraw all of their investments in the Tactical Fund.

Pursuant to the Plan, it is expected that MFS would manage the Funds without the involvement of subadvisers. It is also expected that the officers of the MFS Funds would replace the Trust’s current officers, all of whom are affiliated with Sun Capital. It is also expected that the name of (i) the Trust would be changed to “MFS Variable Insurance Trust III,” and (ii) each Fund would be changed to reflect the MFS name and the relevant MFS strategy applicable to the Fund.

On November 26, 2012, the Trust’s shareholders approved those aspects of the Plan discussed above that required their approval. In accordance with the approval of the proposal described in (ii) above, certain funds (Sun Capital Global Real Estate Fund, SC BlackRock Inflation Protected Bond Fund, SC BlackRock Small Cap Index Fund, SC Columbia Small Cap Value Fund, SC Goldman Sachs Mid Cap Value Fund, SC Goldman Sachs Short Duration Fund, SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund, and SC Ibbotson Growth Fund) will be transitioned to become MFS Funds. It is currently anticipated that the implementation of the Plan will be completed by December 7, 2012.

Each of the Funds is an open-end mutual fund under the 1940 Act. Each is classified as a diversified mutual fund except for Sun Capital Global Real Estate Fund and SC BlackRock Inflation Protected Bond Fund, which are classified as non-diversified mutual funds. Each Fund, except for the Ibbotson Tactical Opportunities Fund, offers Initial Class Shares and Service Class Shares. The Ibbotson Tactical Opportunities Fund offers only Initial Class Shares. The Funds are:

SC AllianceBernstein International Value Fund (“AllianceBernstein International Value Fund”)

SC BlackRock International Index Fund (“BlackRock International Index Fund”)

SC BlackRock Large Cap Index Fund (“BlackRock Large Cap Index Fund”)

SC BlackRock Small Cap Index Fund (“BlackRock Small Cap Index Fund”)

SC Goldman Sachs Mid Cap Value Fund (“Goldman Sachs Mid Cap Value Fund”)

SC Columbia Small Cap Value Fund (“Columbia Small Cap Value Fund”)

SC Davis Venture Value Fund (“Davis Venture Value Fund”)

SC Invesco Small Cap Growth Fund (“Invesco Small Cap Growth Fund”)

SC Lord Abbett Growth & Income Fund (“Lord Abbett Growth & Income Fund”)

SC WMC Blue Chip Mid Cap Fund (“WMC Blue Chip Mid Cap Fund”)

SC WMC Large Cap Growth Fund (“WMC Large Cap Growth Fund”)

Sun Capital Global Real Estate Fund (“Global Real Estate Fund”)

SC Ibbotson Tactical Opportunities Fund (“Ibbotson Tactical Opportunities Fund”)

Sun Capital Investment Grade Bond Fund (“Investment Grade Bond Fund”)

Sun Capital Money Market Fund (“Money Market Fund”)

SC BlackRock Inflation Protected Bond Fund (“BlackRock Inflation Protected Bond Fund”)

SC Goldman Sachs Short Duration Fund (“Goldman Sachs Short Duration Fund”)

SC PIMCO High Yield Fund (“PIMCO High Yield Fund”)

SC PIMCO Total Return Fund (“PIMCO Total Return Fund”)

SC Ibbotson Balanced Fund (“Ibbotson Balanced Fund”)

SC Ibbotson Conservative Fund (“Ibbotson Conservative Fund”)

SC Ibbotson Growth Fund (“Ibbotson Growth Fund”)

Each Fund-of-Funds seeks to achieve its objective by investing in a portfolio of underlying affiliated funds (“underlying funds”) which, in turn, may invest in a variety of U.S. and foreign equity, fixed income, money market and derivative instruments, or exchange-traded funds. The Fund-of-Funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the Fund-of-Funds, within their principal investment strategies, may represent a significant portion of the underlying funds’ net assets. Each Fund-of-Funds’ “Portfolio of Investments” lists the underlying funds held as an investment of the Fund-of-Funds as of period end, but does not include the holdings of the underlying funds. A complete list of the holdings of each underlying fund as of September 30, 2012, is available at the SEC’s website at www.sec.gov if not already provided in this report under the name of the underlying fund.

NOTE 2 – FAIR VALUATION

a)	Determination of Net Asset Value

The net asset value per share (“NAV”) of each Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (a “valuation day”). If the New York Stock Exchange closes early for any reason, each Fund will accelerate the determination of its NAV to that earlier time.

b)	Valuation of Investments

Accounting principles generally accepted in the United States of America (“U.S. GAAP”) defines the fair value of a financial instrument as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

Valuation techniques of the Funds’ major categories of assets and liabilities are as follows:

Investments in securities and option contracts listed on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price on the day of valuation. Securities and option contracts listed on any other U.S. or foreign exchanges are valued at the last sale price on the exchange or system in which they are principally traded on the valuation date, or if no sales occurred on that day, at the mean between the closing bid and asked prices. Over-the-counter (OTC) equity securities not quoted on the NASDAQ are valued at the last sale price on the valuation day, or, if no sale occurs, at the mean between the last bid and asked prices. If both bid and asked prices are not available on the valuation day, the last bid price is used to value securities and purchased option contracts and the last asked price is used to value written option contracts.

Debt securities are valued by a dealer or by a pricing service based upon a computerized matrix system, which considers market transactions and dealer supplied valuations. The fair value of corporate bonds is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and adjusted credit default swap spreads. The fair value of asset backed and mortgage backed securities is estimated using models that consider the future cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The fair value of U.S. Government and agency securities are normally estimated using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data.

Short-term securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Investments in open end mutual funds and underlying funds are valued at their daily closing NAV as reported by the investment company. Securities for which current market quotations are not readily available or are considered unreliable are stated at fair value as determined in good faith by an Internal Pricing Committee under the oversight of the Trust’s Board of Trustees.

The close of foreign exchanges before the determination of each Fund’s NAV gives rise to the possibility that significant events, including broad market moves, may have occurred after these foreign exchanges close but before the Funds determine their NAVs. In consideration of this, the Board of Trustees has approved an independent pricing vendor to facilitate the fair value process of equity securities traded on particular foreign exchanges. The independent pricing service considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, futures, exchange-traded funds (“ETFs”), and the movements of certain indexes of securities based on a statistical analysis of the historical relationship. The frequency with which this fair value process is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under this fair value process may differ from published prices for the same securities.

Exchange traded futures and exchange traded options on futures contracts are valued at the settlement price determined by the relevant exchange. OTC swap contracts, OTC options and swaptions are valued daily based upon quotations from an independent pricing vendor. Depending on the product and the terms of the transaction, the fair value of the OTC derivatives can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies used do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets. Swaps that are executed on trade facility platforms, such as a registered exchange (“centrally cleared swap”), are valued at settlement price as determined by that exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and LIBOR forward rate.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service.

In accordance with Rule 2a-7 under the 1940 Act, the Money Market Fund values its securities initially at cost, and thereafter, securities are assumed to have a constant amortization to maturity of any discount or premium. Amortized cost normally approximates fair value.

In accordance with U.S. GAAP, the Funds have categorized their financial instruments, based on priority of the inputs to the valuation technique, into a three-level hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Funds utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. If the inputs used to measure fair value for a security fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The three-tier hierarchy of fair value measurements is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets or liabilities

The types of assets and liabilities utilizing Level 1 valuations generally include exchange traded domestic and certain foreign equities, listed derivatives (such as futures and options), investments in open end mutual funds, including ETFs, with quoted market prices and certain OTC actively traded U.S. Treasury securities.

Level 2 – significant other observable inputs, including:

a)	Quoted prices for identical or similar assets or liabilities in active and non-active markets,

b)	Inputs other than quoted market prices that are observable, and

c)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

The types of assets and liabilities utilizing Level 2 valuations generally include debt securities such as U.S. Government agency obligations, U.S. Government guaranteed notes, foreign government obligations, municipal bonds, mortgage backed securities, asset backed securities, collateralized mortgage obligations, corporate debt obligations, bank loan obligations, certificates of deposit and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, foreign forward currency exchange contracts, centrally cleared swaps and equity-linked securities; and certain foreign equity securities and derivatives traded on particular foreign exchanges that close before the Funds determine their NAVs.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets or liabilities)

Generally, the types of assets and liabilities utilizing Level 3 valuations include securities whose trading has been suspended or which has been de-listed from its primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; or securities and certain derivatives valued by broker quotes which may include brokers’ assumptions about the assumptions a market participant would use.

The tables summarizing the inputs used to value the Fund’s assets and liabilities measured at fair value as of September 30, 2012 and transfers among levels, if any, are incorporated within each Fund’s Portfolio of Investments. During the period ended September 30, 2012, there were no significant changes to valuation techniques described above and the related inputs.

c)	Derivative Instruments

In the normal course of pursuing their investment objectives, the Funds may trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market or equity risk), failure of the other party to a transaction to perform or a decline in credit quality of the issuer (counterparty and credit risk), fluctuations in the value of foreign currencies (foreign currency exchange risk) and unfavorable changes in interest rates (interest rate risk).

The following is a summary of the fair valuations of the Funds’ financial derivative instruments (not accounted for as hedging instruments under U.S. GAAP) categorized by risk exposure:

Asset Derivatives

Fund	Derivative Type	Interest Rate	Foreign Exchange	Credit	Equity	Total
AllianceBernstein International Value Fund	Forward Foreign Currency Exchange Contracts	$—	$8,130	$—	$—	$8,130

	Total Value	$—	$8,130	$—	$—	$8,130

BlackRock Inflation Protected Bond Fund	Forward Foreign Currency Exchange Contracts	$—	$1,543,141	$—	$—	$1,543,141
	Futures Contracts	$373,662	—	—	—	$373,662
	Purchased Options	1,173,584	—	—	—	1,173,584
	OTC Swap Contracts	1,157,063	—	—	—	1,157,063

	Total Value	$2,704,309	$1,543,141	$—	$—	$4,247,450

Goldman Sachs Short Duration Fund	Futures Contracts	$510,856	$—	$—	$—	$510,856

	Total Value	$510,856	$—	$—	$—	$510,856

PIMCO High Yield Fund	Forward Foreign Currency Exchange Contracts	$—	$16,939	$—	$—	$16,939
	OTC Swap Contracts	—	—	42,574	—	42,574

	Total Value	$—	$16,939	$42,574	$—	$59,513

PIMCO Total Return Fund	Forward Foreign Currency Exchange Contracts	$—	$866,570	$—	$—	$866,570
	Futures Contracts	952,810	—	—	—	952,810
	Centrally Cleared Swap Contracts	798,815	—	—	—	798,815
	OTC Swap Contracts	104,210	—	3,346,183	—	3,450,393

	Total Value	$1,855,835	$866,570	$3,346,183	$—	$6,068,588

Liability Derivatives

Fund	Derivative Type	Interest Rate	Foreign Exchange	Credit	Equity	Total
AllianceBernstein International Value Fund	Forward Foreign Currency Exchange Contracts	$—	$(29,900)	$—	$—	$(29,900)
	Futures Contracts	—	—	—	(6,048)	(6,048)

	Total Value	$—	$(29,900)	$—	$(6,048)	$(35,948)

BlackRock International Index Fund	Futures Contracts	$—	$—	$—	$(35,144)	$(35,144)

	Total Value	$—	$—	$—	$(35,144)	$(35,144)

BlackRock Large Cap Index Fund	Futures Contracts	$—	$—	$—	$(44,482)	(44,482)

	Total Value	$—	$—	$—	$(44,482)	(44,482)

BlackRock Small Cap Index Fund	Futures Contracts	$—	$—	$—	$(4,003)	$(4,003)

	Total Value	$—	$—	$—	$(4,003)	$(4,003)

Goldman Sachs Mid Cap Value Fund	Futures Contracts	$—	$—	$—	$(86,238)	$(86,238)

	Total Value	$—	$—	$—	$(86,238)	$(86,238)

BlackRock Inflation Protected Bond Fund	Forward Foreign Currency Exchange Contracts	$—	$(503,628)	$—	$—	$(503,628)
	Futures Contracts	(611,845)	—	—	—	(611,845)
	OTC Swap Contracts	(119,640)	—	—	—	(119,640)
	Written Option Contracts	(1,283,300)	—	—	—	(1,283,300)

	Total Value	$(2,014,785)	$(503,628)	$—	$—	$(2,518,413)

Goldman Sachs Short Duration Fund	Futures Contracts	$(1,342,437)	$—	$—	$—	$(1,342,437)

	Total Value	$(1,342,437)	$—	$—	$—	$(1,342,437)

PIMCO High Yield Fund	Forward Foreign Currency Exchange Contracts	$—	$(65,516)	$—	$—	$(65,516)

	Total Value	$—	$(65,516)	$—	$—	$(65,516)

PIMCO Total Return Fund	Forward Foreign Currency Exchange Contracts	$—	$(2,096,968)	$—	$—	$(2,096,968)
	Futures Contracts	(21,373)	—	—	—	(21,373)
	Centrally Cleared Swap Contracts	(40,271)	—	(550,057)	—	(590,328)
	OTC Swap Contracts	—	—	(1,112,611)	—	(1,112,611)
	Written Option Contracts	(583,514)	—	—	—	(583,514)

	Total Value	$(645,158)	$(2,096,968)	$(1,662,668)	$—	$(4,404,794)

d)	For additional information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent Semi-Annual or Annual Report to Shareholders.

NOTE 3 – FEDERAL INCOME TAX COST

The identified cost of investments owned by each Fund for federal income tax purposes was the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at September 30, 2012 were as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
Fund	Identified Cost	Appreciation	(Depreciation)
AllianceBernstein International Value Fund	$82,451,725	$7,265,734	$(6,308,875)	$956,859
BlackRock International Index Fund	106,047,284	7,119,988	(9,129,812)	(2,009,824)
BlackRock Large Cap Index Fund	139,475,526	29,502,027	(5,088,206)	24,413,821
BlackRock Small Cap Index Fund	172,179,695	31,234,558	(16,708,298)	14,526,260
Goldman Sachs Mid Cap Value Fund	214,277,627	27,701,601	(3,795,895)	23,905,706
Columbia Small Cap Value Fund	55,125,627	5,873,561	(3,828,262)	2,045,299
Davis Venture Value Fund	316,444,724	84,601,850	(9,173,411)	75,428,439
Invesco Small Cap Growth Fund	37,311,033	8,363,044	(1,364,053)	6,998,991
Lord Abbett Growth & Income Fund	391,005,217	53,031,975	(6,092,242)	46,939,733
WMC Blue Chip Mid Cap Fund	163,799,113	23,416,727	(6,252,245)	17,164,482
WMC Large Cap Growth Fund	167,221,448	33,737,946	(4,421,406)	29,316,540
Global Real Estate Fund	170,837,303	39,758,150	(2,833,288)	36,924,862
Ibbotson Tactical Opportunities Fund	578,876,519	29,428,548	—	29,428,548
Investment Grade Bond Fund	547,335,212	16,723,145	(950,252)	15,772,893
Money Market Fund	177,733,361	—	—	—
BlackRock Inflation Protected Bond Fund	518,865,464	5,868,768	(1,777,936)	4,090,832
Goldman Sachs Short Duration Fund	1,531,364,595	22,276,131	(552,827)	21,723,304
PIMCO High Yield Fund	151,036,879	12,721,939	(1,980,411)	10,741,528
PIMCO Total Return Fund	1,245,860,024	53,581,008	(5,436,102)	48,144,906
Ibbotson Balanced Fund	1,948,598,307	68,088,593	(19,298,114)	48,790,479
Ibbotson Conservative Fund	957,125,742	36,634,909	(6,640,317)	29,994,592
Ibbotson Growth Fund	546,631,467	29,207,873	(5,816,655)	23,391,218

NOTE 4 – INVESTMENT TRANSACTIONS IN WRITTEN OPTIONS AND SWAPTIONS

Transactions in all types of options written during the period ended September 30, 2012, as applicable, were as follows:

BlackRock Inflation Protected Bond Fund	Number of Contracts	Notional Par	Premium Amount
Beginning of period	71	$51,000,000	$1,431,933
Written	2,039	154,165,000	2,450,708
Bought back	(382)	(77,500,000)	(683,600)
Expired	(1,176)	(21,300,000)	(1,211,338)
Exercised	(552)	(14,400,000)	(602,402)

End of period	—	$91,965,000	$1,385,301

PIMCO Total Return Fund	Number of Contracts	Notional Par	Premium Amount
Beginning of period	81	$433,400,000	$3,125,934
Written	290	330,499,000	1,852,900
Bought back	(371)	(455,001,000)	(3,743,352)
Expired	—	—	—
Exercised	—	—	—

End of period	—	$308,898,000	$1,235,482

Other Information

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov; and available for review and copying at the SEC’s Public Reference Room in Washington, D.C. Information about the operations of the Public Reference Room may be obtained by calling 800-SEC-0330.

Item 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the quarter ended September 30, 2012 that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SUN CAPITAL ADVISERS TRUST

By (Signature and Title)*	/s/ JOHN T. DONNELLY
John T. Donnelly, President

Date: November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JOHN T. DONNELLY
John T. Donnelly, President
(Chief Executive Officer)

Date: November 28, 2012

By (Signature and Title)*	/s/ LENA METELITSA
Lena Metelitsa, Treasurer
(Chief Financial Officer)

Date: November 28, 2012

*	Print name and title of each signing officer under his or her signature.